UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

This report on Form N-CSR relates solely to the Registrant's Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, and Fidelity International Value Fund (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Class A, Class T,
Class B, and Class C are
classes of Fidelity®
International Growth Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.28%
Actual		$ 1,000.00	$ 1,066.70	$ 6.56
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41
Class T	1.60%
Actual		$ 1,000.00	$ 1,065.00	$ 8.19
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.00
Class B	2.06%
Actual		$ 1,000.00	$ 1,061.40	$ 10.53
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.09%
Actual		$ 1,000.00	$ 1,061.60	$ 10.68
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
International Growth	1.00%
Actual		$ 1,000.00	$ 1,067.20	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,067.80	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class Z	.87%
Actual		$ 1,000.00	$ 1,068.90	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.48	$ 4.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United States of America* 16.9%
Japan 15.2%
Switzerland 14.2%
United Kingdom 12.5%
Sweden 5.6%
Belgium 4.6%
Germany 3.8%
Australia 3.3%
Denmark 2.9%
Other 21.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of October 31, 2014
United States of America* 18.8%
United Kingdom 15.5%
Japan 14.2%
Switzerland 12.4%
Sweden 5.6%
Germany 4.6%
Belgium 4.5%
Australia 3.5%
Denmark 2.8%
Other 18.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.1	96.7
Short-Term Investments and Net Other Assets (Liabilities)	1.9	3.3
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG (Switzerland, Pharmaceuticals)	3.9	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.8	4.5
Nestle SA (Switzerland, Food Products)	3.6	3.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	2.9	3.0
DENSO Corp. (Japan, Auto Components)	2.5	2.6
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.3	2.2
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	2.2	2.2
CSL Ltd. (Australia, Biotechnology)	2.1	2.3
Keyence Corp. (Japan, Electronic Equipment & Components)	2.1	2.3
Inditex SA (Spain, Specialty Retail)	2.0	1.7
	27.4
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	17.5	16.1
Financials	16.6	15.2
Consumer Discretionary	15.2	15.5
Consumer Staples	15.0	14.8
Industrials	14.9	14.8
Information Technology	10.5	9.9
Materials	5.9	7.4
Energy	1.5	2.2
Telecommunication Services	1.0	0.8

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 3.3%
CSL Ltd.	358,731	$ 25,827,564
Sydney Airport unit	1,399,868	5,970,964
Transurban Group unit	1,001,094	7,858,780
TOTAL AUSTRALIA		39,657,308
Austria - 1.1%
Andritz AG	232,697	13,623,655
Bailiwick of Jersey - 1.5%
Shire PLC	224,700	18,259,935
Belgium - 4.6%
Anheuser-Busch InBev SA NV	293,391	35,719,870
KBC Groep NV	307,165	20,209,395
TOTAL BELGIUM		55,929,265
Bermuda - 0.4%
Lazard Ltd. Class A	94,792	5,026,820
Canada - 1.0%
Canadian Pacific Railway Ltd.	33,600	6,406,140
Pason Systems, Inc.	166,800	3,002,815
ShawCor Ltd. Class A	93,800	3,175,906
TOTAL CANADA		12,584,861
Cayman Islands - 0.7%
58.com, Inc. ADR (a)	60,000	4,576,800
Alibaba Group Holding Ltd. sponsored ADR	52,500	4,267,725
TOTAL CAYMAN ISLANDS		8,844,525
Denmark - 2.9%
Jyske Bank A/S (Reg.) (a)	156,300	7,653,838
Novo Nordisk A/S Series B sponsored ADR	487,700	27,442,879
TOTAL DENMARK		35,096,717
Finland - 0.2%
Tikkurila Oyj	143,900	2,963,794
France - 1.1%
Safran SA	181,900	13,290,951
Germany - 3.8%
Bayer AG	169,500	24,396,577
Linde AG	109,177	21,334,248
TOTAL GERMANY		45,730,825
Common Stocks - continued
	Shares	Value
Hong Kong - 1.6%
AIA Group Ltd.	2,943,400	$ 19,671,910
India - 0.6%
Housing Development Finance Corp. Ltd.	382,886	7,049,455
Ireland - 2.3%
CRH PLC sponsored ADR	470,766	13,157,910
James Hardie Industries PLC:
CDI	657,915	7,606,566
sponsored ADR	132,300	7,640,325
TOTAL IRELAND		28,404,801
Israel - 0.3%
Azrieli Group	76,600	3,304,734
Italy - 0.9%
Azimut Holding SpA	160,900	4,722,852
Interpump Group SpA	328,551	5,525,153
TOTAL ITALY		10,248,005
Japan - 15.2%
Aozora Bank Ltd.	1,161,000	4,342,651
Astellas Pharma, Inc.	1,159,500	18,054,226
Coca-Cola Central Japan Co. Ltd.	232,500	4,344,747
DENSO Corp.	615,100	30,537,113
East Japan Railway Co.	84,200	7,442,189
Fanuc Corp.	57,500	12,647,855
Fast Retailing Co. Ltd.	33,900	13,352,526
Hoya Corp.	190,500	7,342,041
Japan Tobacco, Inc.	182,800	6,383,534
Keyence Corp.	47,162	25,177,392
Mitsui Fudosan Co. Ltd.	467,000	13,843,890
Nintendo Co. Ltd.	14,800	2,484,921
OSG Corp.	239,500	4,979,655
Seven Bank Ltd.	1,660,400	8,946,022
SHO-BOND Holdings Co. Ltd.	155,600	6,859,729
USS Co. Ltd.	806,200	14,195,412
Yamato Kogyo Co. Ltd.	122,900	2,891,581
TOTAL JAPAN		183,825,484
Kenya - 0.5%
Safaricom Ltd.	31,648,900	5,821,256
Common Stocks - continued
	Shares	Value
Korea (South) - 0.9%
BGFretail Co. Ltd.	58,982	$ 6,434,241
NAVER Corp.	8,111	4,894,718
TOTAL KOREA (SOUTH)		11,328,959
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (a)	55,655	5,036,221
Netherlands - 1.3%
ING Groep NV (Certificaten Van Aandelen)	1,004,264	15,406,971
South Africa - 2.2%
Clicks Group Ltd.	741,557	5,690,595
MTN Group Ltd.	298,500	5,996,974
Naspers Ltd. Class N	91,200	14,343,842
TOTAL SOUTH AFRICA		26,031,411
Spain - 2.8%
Amadeus IT Holding SA Class A	83,168	3,790,960
Hispania Activos Inmobiliarios SA (a)	152,200	2,168,887
Inditex SA	764,918	24,545,514
Prosegur Compania de Seguridad SA (Reg.)	519,249	2,993,241
TOTAL SPAIN		33,498,602
Sweden - 5.6%
ASSA ABLOY AB (B Shares)	373,361	21,660,096
Atlas Copco AB (A Shares)	394,109	12,301,320
Fagerhult AB	332,053	5,957,816
H&M Hennes & Mauritz AB (B Shares) (d)	290,349	11,543,338
Intrum Justitia AB	111,300	3,505,081
Svenska Handelsbanken AB (A Shares)	287,940	13,291,013
TOTAL SWEDEN		68,258,664
Switzerland - 14.2%
Nestle SA	562,111	43,610,944
Novartis AG	458,277	46,777,337
Roche Holding AG (participation certificate)	162,679	46,551,425
Schindler Holding AG:
(participation certificate)	60,338	10,207,251
(Reg.)	10,980	1,829,115
UBS Group AG	1,143,661	22,953,276
TOTAL SWITZERLAND		171,929,348
Common Stocks - continued
	Shares	Value
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,751,000	$ 8,429,791
Turkey - 0.5%
Coca-Cola Icecek Sanayi A/S	327,534	5,557,759
Tupras Turkiye Petrol Rafinelleri A/S	26,425	641,691
TOTAL TURKEY		6,199,450
United Kingdom - 12.5%
Associated British Foods PLC	112,334	4,904,306
Babcock International Group PLC	445,884	6,878,174
BAE Systems PLC	1,074,300	8,322,828
Berendsen PLC	338,973	5,388,841
Informa PLC	780,736	6,649,190
InterContinental Hotel Group PLC ADR	520,196	22,165,552
Johnson Matthey PLC	223,577	11,431,231
Lloyds Banking Group PLC	3,231,800	3,827,351
Prudential PLC	929,440	23,140,774
Reckitt Benckiser Group PLC	299,945	26,696,438
Rolls-Royce Group PLC	320,137	5,103,915
SABMiller PLC	410,766	21,743,032
Shaftesbury PLC	214,233	2,755,055
Unite Group PLC	319,676	2,924,612
TOTAL UNITED KINGDOM		151,931,299
United States of America - 15.0%
Autoliv, Inc. (d)	139,269	16,534,016
Berkshire Hathaway, Inc. Class B (a)	58,384	8,244,405
BorgWarner, Inc.	208,292	12,330,886
Cummins, Inc.	37,282	5,154,609
Dril-Quip, Inc. (a)	33,600	2,678,592
FMC Technologies, Inc. (a)	64,352	2,837,923
Google, Inc. Class A (a)	28,236	15,495,070
Martin Marietta Materials, Inc.	42,400	6,048,360
MasterCard, Inc. Class A	211,700	19,097,457
McGraw Hill Financial, Inc.	63,000	6,570,900
Mead Johnson Nutrition Co. Class A	46,144	4,426,132
Mohawk Industries, Inc. (a)	67,800	11,763,300
Moody's Corp.	50,600	5,440,512
National Oilwell Varco, Inc.	48,472	2,637,362
Oceaneering International, Inc.	76,413	4,211,120
Philip Morris International, Inc.	131,708	10,993,667
PriceSmart, Inc.	56,000	4,505,760
ResMed, Inc.	83,600	5,345,384
Common Stocks - continued
	Shares	Value
United States of America - continued
Solera Holdings, Inc.	53,689	$ 2,604,990
SS&C Technologies Holdings, Inc.	165,100	9,934,067
Union Pacific Corp.	44,500	4,727,235
Visa, Inc. Class A	300,700	19,861,235
TOTAL UNITED STATES OF AMERICA		181,442,982
TOTAL COMMON STOCKS (Cost $1,027,694,550)		1,188,827,999
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC (Cost $66,024)	43,842,117	67,298
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.15% (b)	33,969,782	33,969,782
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	28,799,550	28,799,550
TOTAL MONEY MARKET FUNDS (Cost $62,769,332)		62,769,332
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,090,529,906)		1,251,664,629
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(40,438,405)
NET ASSETS - 100%		$ 1,211,226,224
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,457
Fidelity Securities Lending Cash Central Fund	88,876
Total	$ 109,333
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184,344,223	$ 77,137,596	$ 107,206,627	$ -
Consumer Staples	179,663,712	42,644,375	137,019,337	-
Energy	19,185,409	19,185,409	-	-
Financials	201,495,323	78,262,012	123,233,311	-
Health Care	212,655,327	58,615,827	154,039,500	-
Industrials	178,701,891	30,185,026	148,516,865	-
Information Technology	127,957,167	80,732,062	47,225,105	-
Materials	73,074,015	34,453,161	38,620,854	-
Telecommunication Services	11,818,230	11,818,230	-	-
Money Market Funds	62,769,332	62,769,332	-	-
Total Investments in Securities:	$ 1,251,664,629	$ 495,803,030	$ 755,861,599	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 248,647,805
Level 2 to Level 1	$ 41,812,143

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,233,266) - See accompanying schedule: Unaffiliated issuers (cost $1,027,760,574)	$ 1,188,895,297
Fidelity Central Funds (cost $62,769,332)	62,769,332
Total Investments (cost $1,090,529,906)		$ 1,251,664,629
Receivable for investments sold		124,239
Receivable for fund shares sold		4,293,703
Dividends receivable		4,820,951
Distributions receivable from Fidelity Central Funds		18,038
Prepaid expenses		633
Other receivables		3,224
Total assets		1,260,925,417

Liabilities
Payable for investments purchased	$ 14,063,184
Payable for fund shares redeemed	5,660,260
Accrued management fee	691,109
Distribution and service plan fees payable	78,455
Other affiliated payables	223,662
Other payables and accrued expenses	182,973
Collateral on securities loaned, at value	28,799,550
Total liabilities		49,699,193

Net Assets		$ 1,211,226,224
Net Assets consist of:
Paid in capital		$ 1,063,032,291
Undistributed net investment income		5,618,110
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,515,467)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		161,091,290
Net Assets		$ 1,211,226,224

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($146,479,182 ÷ 12,542,743 shares)	$ 11.68

Maximum offering price per share (100/94.25 of $11.68)	$ 12.39
Class T: Net Asset Value and redemption price per share ($24,745,240 ÷ 2,122,363 shares)	$ 11.66

Maximum offering price per share (100/96.50 of $11.66)	$ 12.08
Class B: Net Asset Value and offering price per share ($930,198 ÷ 80,307 shares)A	$ 11.58

Class C: Net Asset Value and offering price per share ($42,955,244 ÷ 3,720,744 shares)A	$ 11.54

International Growth: Net Asset Value, offering price and redemption price per share ($791,049,158 ÷ 67,306,562 shares)	$ 11.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($204,971,698 ÷ 17,470,190 shares)	$ 11.73

Class Z: Net Asset Value, offering price and redemption price per share ($95,504 ÷ 8,131 shares)	$ 11.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 12,423,622
Income from Fidelity Central Funds		109,333
Income before foreign taxes withheld		12,532,955
Less foreign taxes withheld		(1,163,626)
Total income		11,369,329

Expenses
Management fee Basic fee	$ 3,561,662
Performance adjustment	160,548
Transfer agent fees	1,003,307
Distribution and service plan fees	413,862
Accounting and security lending fees	238,837
Custodian fees and expenses	58,425
Independent trustees' compensation	1,910
Registration fees	81,387
Audit	36,181
Legal	1,347
Miscellaneous	9,212
Total expenses before reductions	5,566,678
Expense reductions	(5,617)	5,561,061
Net investment income (loss)		5,808,268
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,220,558)
Foreign currency transactions	(186,753)
Total net realized gain (loss)		(9,407,311)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $107,830)	72,214,086
Assets and liabilities in foreign currencies	142,771
Total change in net unrealized appreciation (depreciation)		72,356,857
Net gain (loss)		62,949,546
Net increase (decrease) in net assets resulting from operations		$ 68,757,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,808,268	$ 8,064,649
Net realized gain (loss)	(9,407,311)	(8,929,624)
Change in net unrealized appreciation (depreciation)	72,356,857	17,872,842
Net increase (decrease) in net assets resulting from operations	68,757,814	17,007,867
Distributions to shareholders from net investment income	(7,019,920)	(2,592,643)
Distributions to shareholders from net realized gain	-	(513,441)
Total distributions	(7,019,920)	(3,106,084)
Share transactions - net increase (decrease)	212,672,136	336,569,228
Redemption fees	25,087	42,228
Total increase (decrease) in net assets	274,435,117	350,513,239

Net Assets
Beginning of period	936,791,107	586,277,868
End of period (including undistributed net investment income of $5,618,110 and undistributed net investment income of $6,829,762, respectively)	$ 1,211,226,224	$ 936,791,107

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 10.78	$ 8.91	$ 8.09	$ 8.38	$ 7.01
Income from Investment Operations
Net investment income (loss) E	.05	.09	.08	.08	.08	.05
Net realized and unrealized gain (loss)	.68	.18	1.88	.81	(.31)	1.39
Total from investment operations	.73	.27	1.96	.89	(.23)	1.44
Distributions from net investment income	(.06)	(.03)	(.08)	(.06)	(.05)	(.05)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.03)
Total distributions	(.06)	(.04)	(.09)	(.07)	(.06)	(.07) J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.68	$ 11.01	$ 10.78	$ 8.91	$ 8.09	$ 8.38
Total ReturnB, C, D	6.67%	2.54%	22.18%	11.10%	(2.76)%	20.68%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28%A	1.35%	1.44%	1.58%	1.77%	2.13%
Expenses net of fee waivers, if any	1.28%A	1.35%	1.43%	1.45%	1.45%	1.50%
Expenses net of all reductions	1.28%A	1.34%	1.42%	1.44%	1.43%	1.48%
Net investment income (loss)	.95%A	.84%	.80%	.99%	.92%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,479	$ 119,017	$ 74,595	$ 21,874	$ 6,352	$ 3,084
Portfolio turnover rate G	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.75	$ 8.89	$ 8.08	$ 8.38	$ 7.00
Income from Investment Operations
Net investment income (loss) E	.03	.06	.05	.06	.06	.04
Net realized and unrealized gain (loss)	.68	.18	1.88	.81	(.31)	1.39
Total from investment operations	.71	.24	1.93	.87	(.25)	1.43
Distributions from net investment income	(.01)	(.02)	(.07)	(.05)	(.04)	(.02)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.03)
Total distributions	(.01)	(.03)	(.07)J	(.06)	(.05)	(.05)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.66	$ 10.96	$ 10.75	$ 8.89	$ 8.08	$ 8.38
Total ReturnB, C, D	6.50%	2.21%	21.91%	10.82%	(3.03)%	20.47%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60%A	1.65%	1.69%	1.85%	2.03%	2.41%
Expenses net of fee waivers, if any	1.60%A	1.65%	1.69%	1.70%	1.70%	1.75%
Expenses net of all reductions	1.60%A	1.65%	1.68%	1.69%	1.68%	1.73%
Net investment income (loss)	.63%A	.53%	.54%	.74%	.67%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,745	$ 26,369	$ 23,118	$ 10,690	$ 2,917	$ 1,034
Portfolio turnover rate G	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.07 per share is comprised of distributions from net investment income of $ .069 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.73	$ 8.88	$ 8.06	$ 8.36	$ 6.98
Income from Investment Operations
Net investment income (loss) E	.01	-I	-I	.02	.01	-I
Net realized and unrealized gain (loss)	.66	.19	1.89	.80	(.30)	1.38
Total from investment operations	.67	.19	1.89	.82	(.29)	1.38
Distributions from net investment income	-	-	(.03)	-	(.01)	-
Distributions from net realized gain	-	(.01)	(.01)	-	-I	-
Total distributions	-	(.01)	(.04)	-	(.01)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.58	$ 10.91	$ 10.73	$ 8.88	$ 8.06	$ 8.36
Total ReturnB, C, D	6.14%	1.76%	21.35%	10.17%	(3.47)%	19.77%
Ratios to Average Net Assets F, H
Expenses before reductions	2.06%A	2.14%	2.19%	2.35%	2.55%	2.87%
Expenses net of fee waivers, if any	2.06%A	2.14%	2.18%	2.20%	2.20%	2.25%
Expenses net of all reductions	2.06%A	2.14%	2.17%	2.19%	2.18%	2.23%
Net investment income (loss)	.16%A	.04%	.05%	.24%	.17%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 930	$ 1,404	$ 1,579	$ 1,116	$ 473	$ 581
Portfolio turnover rate G	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.69	$ 8.84	$ 8.03	$ 8.34	$ 6.98
Income from Investment Operations
Net investment income (loss) E	.01	.01	.01	.02	.01	-I
Net realized and unrealized gain (loss)	.66	.18	1.87	.80	(.31)	1.38
Total from investment operations	.67	.19	1.88	.82	(.30)	1.38
Distributions from net investment income	-	-	(.02)	(.01)	(.01)	-
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.02)
Total distributions	-	(.01)	(.03)	(.01)K	(.01)J	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.54	$ 10.87	$ 10.69	$ 8.84	$ 8.03	$ 8.34
Total ReturnB, C, D	6.16%	1.77%	21.29%	10.27%	(3.57)%	19.82%
Ratios to Average Net Assets F, H
Expenses before reductions	2.09%A	2.12%	2.19%	2.33%	2.52%	2.89%
Expenses net of fee waivers, if any	2.09%A	2.12%	2.18%	2.20%	2.20%	2.25%
Expenses net of all reductions	2.08%A	2.12%	2.17%	2.19%	2.18%	2.24%
Net investment income (loss)	.14%A	.06%	.05%	.24%	.17%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,955	$ 32,737	$ 17,196	$ 5,648	$ 2,767	$ 1,261
Portfolio turnover rate G	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of
$.005 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.84	$ 8.95	$ 8.12	$ 8.40	$ 7.02
Income from Investment Operations
Net investment income (loss) D	.07	.13	.11	.11	.10	.07
Net realized and unrealized gain (loss)	.67	.19	1.88	.81	(.30)	1.39
Total from investment operations	.74	.32	1.99	.92	(.20)	1.46
Distributions from net investment income	(.09)	(.05)	(.10)	(.08)	(.07)	(.06)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.03)
Total distributions	(.09)	(.06)	(.10)J	(.09)	(.08)	(.08)I
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.75	$ 11.10	$ 10.84	$ 8.95	$ 8.12	$ 8.40
Total ReturnB, C	6.72%	2.96%	22.48%	11.41%	(2.47)%	20.97%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00%A	1.04%	1.13%	1.28%	1.52%	1.89%
Expenses net of fee waivers, if any	1.00%A	1.04%	1.13%	1.20%	1.20%	1.25%
Expenses net of all reductions	1.00%A	1.04%	1.11%	1.19%	1.18%	1.23%
Net investment income (loss)	1.23%A	1.14%	1.11%	1.24%	1.17%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 791,049	$ 635,607	$ 430,914	$ 149,526	$ 53,437	$ 28,454
Portfolio turnover rateF	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.84	$ 8.94	$ 8.12	$ 8.40	$ 7.02
Income from Investment Operations
Net investment income (loss) D	.07	.13	.11	.10	.10	.07
Net realized and unrealized gain (loss)	.68	.18	1.90	.81	(.30)	1.39
Total from investment operations	.75	.31	2.01	.91	(.20)	1.46
Distributions from net investment income	(.10)	(.06)	(.10)	(.08)	(.07)	(.06)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.03)
Total distributions	(.10)	(.07)	(.11)	(.09)	(.08)	(.08)I
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.73	$ 11.08	$ 10.84	$ 8.94	$ 8.12	$ 8.40
Total ReturnB, C	6.78%	2.84%	22.66%	11.28%	(2.47)%	20.97%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00%A	1.04%	1.11%	1.27%	1.50%	1.92%
Expenses net of fee waivers, if any	1.00%A	1.04%	1.11%	1.20%	1.20%	1.25%
Expenses net of all reductions	1.00%A	1.04%	1.09%	1.19%	1.18%	1.23%
Net investment income (loss)	1.23%A	1.14%	1.13%	1.24%	1.17%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,972	$ 121,554	$ 38,771	$ 3,992	$ 493	$ 113
Portfolio turnover rate F	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.84	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.08	.14	.02
Net realized and unrealized gain (loss)	.68	.19	.56
Total from investment operations	.76	.33	.58
Distributions from net investment income	(.11)	(.06)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	(.11)	(.07)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 11.75	$ 11.10	$ 10.84
Total ReturnB, C	6.89%	3.07%	5.65%
Ratios to Average Net Assets E, H
Expenses before reductions	.87%A	.88%	.94%A
Expenses net of fee waivers, if any	.87%A	.88%	.94%A
Expenses net of all reductions	.87%A	.88%	.93%A
Net investment income (loss)	1.36%A	1.30%	.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 104	$ 106
Portfolio turnover rateF	23%A	27%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 176,980,396
Gross unrealized depreciation	(17,086,885)
Net unrealized appreciation (depreciation) on securities	$ 159,893,511

Tax cost	$ 1,091,771,118

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	(7,236,154)
Long-term	(1,281,020)
Total no expiration	(8,517,174)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $333,149,467 and $113,267,857, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .xx% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI EAFE Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 164,169	$ 6,099
Class T	.25%	.25%	68,217	1,156
Class B	.75%	.25%	6,444	4,861
Class C	.75%	.25%	175,032	57,103
			$ 413,862	$ 69,219

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47,114
Class T	7,615
Class B*	218
Class C*	2,684
$ 57,631

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 142,394.22
Class T	39,333.29
Class B	1,596.25
Class C	48,190.27
International Growth	633,070.19
Institutional Class	138,698.19
Class Z	26.05
	$ 1,003,307

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $525 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $764 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $88,876, including $2,973 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,164 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Growth expenses during the period in the amount of $449.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 684,921	$ 253,092
Class T	29,128	40,595
International Growth	5,239,951	2,051,403
Institutional Class	1,064,912	246,949
Class Z	1,008	604
Total	$ 7,019,920	$ 2,592,643
From net realized gain
Class A	$ -	$ 66,995
Class T	-	20,298
Class B	-	1,337
Class C	-	16,479
International Growth	-	369,252
Institutional Class	-	38,992
Class Z	-	88
Total	$ -	$ 513,441

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	3,857,656	6,584,484	$ 43,484,116	$ 72,326,606
Reinvestment of distributions	60,571	27,068	669,305	291,793
Shares redeemed	(2,182,030)	(2,724,911)	(24,862,615)	(30,099,985)
Net increase (decrease)	1,736,197	3,886,641	$ 19,290,806	$ 42,518,414
Class T
Shares sold	559,535	834,072	$ 6,350,660	$ 9,114,198
Reinvestment of distributions	2,593	5,459	28,654	58,733
Shares redeemed	(844,626)	(585,464)	(9,797,542)	(6,459,248)
Net increase (decrease)	(282,498)	254,067	$ (3,418,228)	$ 2,713,683
Class B
Shares sold	14,946	35,020	$ 170,350	$ 380,789
Reinvestment of distributions	-	123	-	1,323
Shares redeemed	(63,374)	(53,583)	(725,415)	(587,919)
Net increase (decrease)	(48,428)	(18,440)	$ (555,065)	$ (205,807)
Class C
Shares sold	1,137,803	1,827,859	$ 12,816,972	$ 19,884,401
Reinvestment of distributions	-	1,498	-	16,049
Shares redeemed	(428,330)	(426,678)	(4,714,933)	(4,637,384)
Net increase (decrease)	709,473	1,402,679	$ 8,102,039	$ 15,263,066
International Growth
Shares sold	15,407,407	27,835,093	$ 175,085,722	$ 307,440,711
Reinvestment of distributions	387,169	197,948	4,301,448	2,143,781
Shares redeemed	(5,762,096)	(10,494,762)	(64,077,186)	(115,997,211)
Net increase (decrease)	10,032,480	17,538,279	$ 115,309,984	$ 193,587,281
Institutional Class
Shares sold	9,272,246	10,292,704	$ 104,857,463	$ 113,864,505
Reinvestment of distributions	92,581	24,180	1,026,721	261,623
Shares redeemed	(2,861,661)	(2,927,192)	(31,928,004)	(31,428,962)
Net increase (decrease)	6,503,166	7,389,692	$ 73,956,180	$ 82,697,166
Class Z
Reinvestment of distributions	91	64	$ 1,008	$ 692
Shares redeemed	(1,296)	(475)	(14,588)	(5,267)
Net increase (decrease)	(1,205)	(411)	$ (13,580)	$ (4,575)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AIGF-USAN-0615
1.853351.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Growth

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
International Growth Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.28%
Actual		$ 1,000.00	$ 1,066.70	$ 6.56
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41
Class T	1.60%
Actual		$ 1,000.00	$ 1,065.00	$ 8.19
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.00
Class B	2.06%
Actual		$ 1,000.00	$ 1,061.40	$ 10.53
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.09%
Actual		$ 1,000.00	$ 1,061.60	$ 10.68
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
International Growth	1.00%
Actual		$ 1,000.00	$ 1,067.20	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,067.80	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class Z	.87%
Actual		$ 1,000.00	$ 1,068.90	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.48	$ 4.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United States of America* 16.9%
Japan 15.2%
Switzerland 14.2%
United Kingdom 12.5%
Sweden 5.6%
Belgium 4.6%
Germany 3.8%
Australia 3.3%
Denmark 2.9%
Other 21.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of October 31, 2014
United States of America* 18.8%
United Kingdom 15.5%
Japan 14.2%
Switzerland 12.4%
Sweden 5.6%
Germany 4.6%
Belgium 4.5%
Australia 3.5%
Denmark 2.8%
Other 18.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.1	96.7
Short-Term Investments and Net Other Assets (Liabilities)	1.9	3.3
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG (Switzerland, Pharmaceuticals)	3.9	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.8	4.5
Nestle SA (Switzerland, Food Products)	3.6	3.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	2.9	3.0
DENSO Corp. (Japan, Auto Components)	2.5	2.6
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.3	2.2
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	2.2	2.2
CSL Ltd. (Australia, Biotechnology)	2.1	2.3
Keyence Corp. (Japan, Electronic Equipment & Components)	2.1	2.3
Inditex SA (Spain, Specialty Retail)	2.0	1.7
	27.4
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	17.5	16.1
Financials	16.6	15.2
Consumer Discretionary	15.2	15.5
Consumer Staples	15.0	14.8
Industrials	14.9	14.8
Information Technology	10.5	9.9
Materials	5.9	7.4
Energy	1.5	2.2
Telecommunication Services	1.0	0.8

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 3.3%
CSL Ltd.	358,731	$ 25,827,564
Sydney Airport unit	1,399,868	5,970,964
Transurban Group unit	1,001,094	7,858,780
TOTAL AUSTRALIA		39,657,308
Austria - 1.1%
Andritz AG	232,697	13,623,655
Bailiwick of Jersey - 1.5%
Shire PLC	224,700	18,259,935
Belgium - 4.6%
Anheuser-Busch InBev SA NV	293,391	35,719,870
KBC Groep NV	307,165	20,209,395
TOTAL BELGIUM		55,929,265
Bermuda - 0.4%
Lazard Ltd. Class A	94,792	5,026,820
Canada - 1.0%
Canadian Pacific Railway Ltd.	33,600	6,406,140
Pason Systems, Inc.	166,800	3,002,815
ShawCor Ltd. Class A	93,800	3,175,906
TOTAL CANADA		12,584,861
Cayman Islands - 0.7%
58.com, Inc. ADR (a)	60,000	4,576,800
Alibaba Group Holding Ltd. sponsored ADR	52,500	4,267,725
TOTAL CAYMAN ISLANDS		8,844,525
Denmark - 2.9%
Jyske Bank A/S (Reg.) (a)	156,300	7,653,838
Novo Nordisk A/S Series B sponsored ADR	487,700	27,442,879
TOTAL DENMARK		35,096,717
Finland - 0.2%
Tikkurila Oyj	143,900	2,963,794
France - 1.1%
Safran SA	181,900	13,290,951
Germany - 3.8%
Bayer AG	169,500	24,396,577
Linde AG	109,177	21,334,248
TOTAL GERMANY		45,730,825
Common Stocks - continued
	Shares	Value
Hong Kong - 1.6%
AIA Group Ltd.	2,943,400	$ 19,671,910
India - 0.6%
Housing Development Finance Corp. Ltd.	382,886	7,049,455
Ireland - 2.3%
CRH PLC sponsored ADR	470,766	13,157,910
James Hardie Industries PLC:
CDI	657,915	7,606,566
sponsored ADR	132,300	7,640,325
TOTAL IRELAND		28,404,801
Israel - 0.3%
Azrieli Group	76,600	3,304,734
Italy - 0.9%
Azimut Holding SpA	160,900	4,722,852
Interpump Group SpA	328,551	5,525,153
TOTAL ITALY		10,248,005
Japan - 15.2%
Aozora Bank Ltd.	1,161,000	4,342,651
Astellas Pharma, Inc.	1,159,500	18,054,226
Coca-Cola Central Japan Co. Ltd.	232,500	4,344,747
DENSO Corp.	615,100	30,537,113
East Japan Railway Co.	84,200	7,442,189
Fanuc Corp.	57,500	12,647,855
Fast Retailing Co. Ltd.	33,900	13,352,526
Hoya Corp.	190,500	7,342,041
Japan Tobacco, Inc.	182,800	6,383,534
Keyence Corp.	47,162	25,177,392
Mitsui Fudosan Co. Ltd.	467,000	13,843,890
Nintendo Co. Ltd.	14,800	2,484,921
OSG Corp.	239,500	4,979,655
Seven Bank Ltd.	1,660,400	8,946,022
SHO-BOND Holdings Co. Ltd.	155,600	6,859,729
USS Co. Ltd.	806,200	14,195,412
Yamato Kogyo Co. Ltd.	122,900	2,891,581
TOTAL JAPAN		183,825,484
Kenya - 0.5%
Safaricom Ltd.	31,648,900	5,821,256
Common Stocks - continued
	Shares	Value
Korea (South) - 0.9%
BGFretail Co. Ltd.	58,982	$ 6,434,241
NAVER Corp.	8,111	4,894,718
TOTAL KOREA (SOUTH)		11,328,959
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (a)	55,655	5,036,221
Netherlands - 1.3%
ING Groep NV (Certificaten Van Aandelen)	1,004,264	15,406,971
South Africa - 2.2%
Clicks Group Ltd.	741,557	5,690,595
MTN Group Ltd.	298,500	5,996,974
Naspers Ltd. Class N	91,200	14,343,842
TOTAL SOUTH AFRICA		26,031,411
Spain - 2.8%
Amadeus IT Holding SA Class A	83,168	3,790,960
Hispania Activos Inmobiliarios SA (a)	152,200	2,168,887
Inditex SA	764,918	24,545,514
Prosegur Compania de Seguridad SA (Reg.)	519,249	2,993,241
TOTAL SPAIN		33,498,602
Sweden - 5.6%
ASSA ABLOY AB (B Shares)	373,361	21,660,096
Atlas Copco AB (A Shares)	394,109	12,301,320
Fagerhult AB	332,053	5,957,816
H&M Hennes & Mauritz AB (B Shares) (d)	290,349	11,543,338
Intrum Justitia AB	111,300	3,505,081
Svenska Handelsbanken AB (A Shares)	287,940	13,291,013
TOTAL SWEDEN		68,258,664
Switzerland - 14.2%
Nestle SA	562,111	43,610,944
Novartis AG	458,277	46,777,337
Roche Holding AG (participation certificate)	162,679	46,551,425
Schindler Holding AG:
(participation certificate)	60,338	10,207,251
(Reg.)	10,980	1,829,115
UBS Group AG	1,143,661	22,953,276
TOTAL SWITZERLAND		171,929,348
Common Stocks - continued
	Shares	Value
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,751,000	$ 8,429,791
Turkey - 0.5%
Coca-Cola Icecek Sanayi A/S	327,534	5,557,759
Tupras Turkiye Petrol Rafinelleri A/S	26,425	641,691
TOTAL TURKEY		6,199,450
United Kingdom - 12.5%
Associated British Foods PLC	112,334	4,904,306
Babcock International Group PLC	445,884	6,878,174
BAE Systems PLC	1,074,300	8,322,828
Berendsen PLC	338,973	5,388,841
Informa PLC	780,736	6,649,190
InterContinental Hotel Group PLC ADR	520,196	22,165,552
Johnson Matthey PLC	223,577	11,431,231
Lloyds Banking Group PLC	3,231,800	3,827,351
Prudential PLC	929,440	23,140,774
Reckitt Benckiser Group PLC	299,945	26,696,438
Rolls-Royce Group PLC	320,137	5,103,915
SABMiller PLC	410,766	21,743,032
Shaftesbury PLC	214,233	2,755,055
Unite Group PLC	319,676	2,924,612
TOTAL UNITED KINGDOM		151,931,299
United States of America - 15.0%
Autoliv, Inc. (d)	139,269	16,534,016
Berkshire Hathaway, Inc. Class B (a)	58,384	8,244,405
BorgWarner, Inc.	208,292	12,330,886
Cummins, Inc.	37,282	5,154,609
Dril-Quip, Inc. (a)	33,600	2,678,592
FMC Technologies, Inc. (a)	64,352	2,837,923
Google, Inc. Class A (a)	28,236	15,495,070
Martin Marietta Materials, Inc.	42,400	6,048,360
MasterCard, Inc. Class A	211,700	19,097,457
McGraw Hill Financial, Inc.	63,000	6,570,900
Mead Johnson Nutrition Co. Class A	46,144	4,426,132
Mohawk Industries, Inc. (a)	67,800	11,763,300
Moody's Corp.	50,600	5,440,512
National Oilwell Varco, Inc.	48,472	2,637,362
Oceaneering International, Inc.	76,413	4,211,120
Philip Morris International, Inc.	131,708	10,993,667
PriceSmart, Inc.	56,000	4,505,760
ResMed, Inc.	83,600	5,345,384
Common Stocks - continued
	Shares	Value
United States of America - continued
Solera Holdings, Inc.	53,689	$ 2,604,990
SS&C Technologies Holdings, Inc.	165,100	9,934,067
Union Pacific Corp.	44,500	4,727,235
Visa, Inc. Class A	300,700	19,861,235
TOTAL UNITED STATES OF AMERICA		181,442,982
TOTAL COMMON STOCKS (Cost $1,027,694,550)		1,188,827,999
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC (Cost $66,024)	43,842,117	67,298
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.15% (b)	33,969,782	33,969,782
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	28,799,550	28,799,550
TOTAL MONEY MARKET FUNDS (Cost $62,769,332)		62,769,332
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,090,529,906)		1,251,664,629
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(40,438,405)
NET ASSETS - 100%		$ 1,211,226,224
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,457
Fidelity Securities Lending Cash Central Fund	88,876
Total	$ 109,333
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184,344,223	$ 77,137,596	$ 107,206,627	$ -
Consumer Staples	179,663,712	42,644,375	137,019,337	-
Energy	19,185,409	19,185,409	-	-
Financials	201,495,323	78,262,012	123,233,311	-
Health Care	212,655,327	58,615,827	154,039,500	-
Industrials	178,701,891	30,185,026	148,516,865	-
Information Technology	127,957,167	80,732,062	47,225,105	-
Materials	73,074,015	34,453,161	38,620,854	-
Telecommunication Services	11,818,230	11,818,230	-	-
Money Market Funds	62,769,332	62,769,332	-	-
Total Investments in Securities:	$ 1,251,664,629	$ 495,803,030	$ 755,861,599	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 248,647,805
Level 2 to Level 1	$ 41,812,143

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,233,266) - See accompanying schedule: Unaffiliated issuers (cost $1,027,760,574)	$ 1,188,895,297
Fidelity Central Funds (cost $62,769,332)	62,769,332
Total Investments (cost $1,090,529,906)		$ 1,251,664,629
Receivable for investments sold		124,239
Receivable for fund shares sold		4,293,703
Dividends receivable		4,820,951
Distributions receivable from Fidelity Central Funds		18,038
Prepaid expenses		633
Other receivables		3,224
Total assets		1,260,925,417

Liabilities
Payable for investments purchased	$ 14,063,184
Payable for fund shares redeemed	5,660,260
Accrued management fee	691,109
Distribution and service plan fees payable	78,455
Other affiliated payables	223,662
Other payables and accrued expenses	182,973
Collateral on securities loaned, at value	28,799,550
Total liabilities		49,699,193

Net Assets		$ 1,211,226,224
Net Assets consist of:
Paid in capital		$ 1,063,032,291
Undistributed net investment income		5,618,110
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,515,467)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		161,091,290
Net Assets		$ 1,211,226,224

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($146,479,182 ÷ 12,542,743 shares)	$ 11.68

Maximum offering price per share (100/94.25 of $11.68)	$ 12.39
Class T: Net Asset Value and redemption price per share ($24,745,240 ÷ 2,122,363 shares)	$ 11.66

Maximum offering price per share (100/96.50 of $11.66)	$ 12.08
Class B: Net Asset Value and offering price per share ($930,198 ÷ 80,307 shares)A	$ 11.58

Class C: Net Asset Value and offering price per share ($42,955,244 ÷ 3,720,744 shares)A	$ 11.54

International Growth: Net Asset Value, offering price and redemption price per share ($791,049,158 ÷ 67,306,562 shares)	$ 11.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($204,971,698 ÷ 17,470,190 shares)	$ 11.73

Class Z: Net Asset Value, offering price and redemption price per share ($95,504 ÷ 8,131 shares)	$ 11.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 12,423,622
Income from Fidelity Central Funds		109,333
Income before foreign taxes withheld		12,532,955
Less foreign taxes withheld		(1,163,626)
Total income		11,369,329

Expenses
Management fee Basic fee	$ 3,561,662
Performance adjustment	160,548
Transfer agent fees	1,003,307
Distribution and service plan fees	413,862
Accounting and security lending fees	238,837
Custodian fees and expenses	58,425
Independent trustees' compensation	1,910
Registration fees	81,387
Audit	36,181
Legal	1,347
Miscellaneous	9,212
Total expenses before reductions	5,566,678
Expense reductions	(5,617)	5,561,061
Net investment income (loss)		5,808,268
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,220,558)
Foreign currency transactions	(186,753)
Total net realized gain (loss)		(9,407,311)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $107,830)	72,214,086
Assets and liabilities in foreign currencies	142,771
Total change in net unrealized appreciation (depreciation)		72,356,857
Net gain (loss)		62,949,546
Net increase (decrease) in net assets resulting from operations		$ 68,757,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,808,268	$ 8,064,649
Net realized gain (loss)	(9,407,311)	(8,929,624)
Change in net unrealized appreciation (depreciation)	72,356,857	17,872,842
Net increase (decrease) in net assets resulting from operations	68,757,814	17,007,867
Distributions to shareholders from net investment income	(7,019,920)	(2,592,643)
Distributions to shareholders from net realized gain	-	(513,441)
Total distributions	(7,019,920)	(3,106,084)
Share transactions - net increase (decrease)	212,672,136	336,569,228
Redemption fees	25,087	42,228
Total increase (decrease) in net assets	274,435,117	350,513,239

Net Assets
Beginning of period	936,791,107	586,277,868
End of period (including undistributed net investment income of $5,618,110 and undistributed net investment income of $6,829,762, respectively)	$ 1,211,226,224	$ 936,791,107

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 10.78	$ 8.91	$ 8.09	$ 8.38	$ 7.01
Income from Investment Operations
Net investment income (loss) E	.05	.09	.08	.08	.08	.05
Net realized and unrealized gain (loss)	.68	.18	1.88	.81	(.31)	1.39
Total from investment operations	.73	.27	1.96	.89	(.23)	1.44
Distributions from net investment income	(.06)	(.03)	(.08)	(.06)	(.05)	(.05)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.03)
Total distributions	(.06)	(.04)	(.09)	(.07)	(.06)	(.07) J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.68	$ 11.01	$ 10.78	$ 8.91	$ 8.09	$ 8.38
Total ReturnB, C, D	6.67%	2.54%	22.18%	11.10%	(2.76)%	20.68%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28%A	1.35%	1.44%	1.58%	1.77%	2.13%
Expenses net of fee waivers, if any	1.28%A	1.35%	1.43%	1.45%	1.45%	1.50%
Expenses net of all reductions	1.28%A	1.34%	1.42%	1.44%	1.43%	1.48%
Net investment income (loss)	.95%A	.84%	.80%	.99%	.92%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,479	$ 119,017	$ 74,595	$ 21,874	$ 6,352	$ 3,084
Portfolio turnover rate G	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.75	$ 8.89	$ 8.08	$ 8.38	$ 7.00
Income from Investment Operations
Net investment income (loss) E	.03	.06	.05	.06	.06	.04
Net realized and unrealized gain (loss)	.68	.18	1.88	.81	(.31)	1.39
Total from investment operations	.71	.24	1.93	.87	(.25)	1.43
Distributions from net investment income	(.01)	(.02)	(.07)	(.05)	(.04)	(.02)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.03)
Total distributions	(.01)	(.03)	(.07)J	(.06)	(.05)	(.05)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.66	$ 10.96	$ 10.75	$ 8.89	$ 8.08	$ 8.38
Total ReturnB, C, D	6.50%	2.21%	21.91%	10.82%	(3.03)%	20.47%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60%A	1.65%	1.69%	1.85%	2.03%	2.41%
Expenses net of fee waivers, if any	1.60%A	1.65%	1.69%	1.70%	1.70%	1.75%
Expenses net of all reductions	1.60%A	1.65%	1.68%	1.69%	1.68%	1.73%
Net investment income (loss)	.63%A	.53%	.54%	.74%	.67%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,745	$ 26,369	$ 23,118	$ 10,690	$ 2,917	$ 1,034
Portfolio turnover rate G	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.07 per share is comprised of distributions from net investment income of $ .069 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.73	$ 8.88	$ 8.06	$ 8.36	$ 6.98
Income from Investment Operations
Net investment income (loss) E	.01	-I	-I	.02	.01	-I
Net realized and unrealized gain (loss)	.66	.19	1.89	.80	(.30)	1.38
Total from investment operations	.67	.19	1.89	.82	(.29)	1.38
Distributions from net investment income	-	-	(.03)	-	(.01)	-
Distributions from net realized gain	-	(.01)	(.01)	-	-I	-
Total distributions	-	(.01)	(.04)	-	(.01)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.58	$ 10.91	$ 10.73	$ 8.88	$ 8.06	$ 8.36
Total ReturnB, C, D	6.14%	1.76%	21.35%	10.17%	(3.47)%	19.77%
Ratios to Average Net Assets F, H
Expenses before reductions	2.06%A	2.14%	2.19%	2.35%	2.55%	2.87%
Expenses net of fee waivers, if any	2.06%A	2.14%	2.18%	2.20%	2.20%	2.25%
Expenses net of all reductions	2.06%A	2.14%	2.17%	2.19%	2.18%	2.23%
Net investment income (loss)	.16%A	.04%	.05%	.24%	.17%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 930	$ 1,404	$ 1,579	$ 1,116	$ 473	$ 581
Portfolio turnover rate G	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.69	$ 8.84	$ 8.03	$ 8.34	$ 6.98
Income from Investment Operations
Net investment income (loss) E	.01	.01	.01	.02	.01	-I
Net realized and unrealized gain (loss)	.66	.18	1.87	.80	(.31)	1.38
Total from investment operations	.67	.19	1.88	.82	(.30)	1.38
Distributions from net investment income	-	-	(.02)	(.01)	(.01)	-
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.02)
Total distributions	-	(.01)	(.03)	(.01)K	(.01)J	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.54	$ 10.87	$ 10.69	$ 8.84	$ 8.03	$ 8.34
Total ReturnB, C, D	6.16%	1.77%	21.29%	10.27%	(3.57)%	19.82%
Ratios to Average Net Assets F, H
Expenses before reductions	2.09%A	2.12%	2.19%	2.33%	2.52%	2.89%
Expenses net of fee waivers, if any	2.09%A	2.12%	2.18%	2.20%	2.20%	2.25%
Expenses net of all reductions	2.08%A	2.12%	2.17%	2.19%	2.18%	2.24%
Net investment income (loss)	.14%A	.06%	.05%	.24%	.17%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,955	$ 32,737	$ 17,196	$ 5,648	$ 2,767	$ 1,261
Portfolio turnover rate G	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of
$.005 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.84	$ 8.95	$ 8.12	$ 8.40	$ 7.02
Income from Investment Operations
Net investment income (loss) D	.07	.13	.11	.11	.10	.07
Net realized and unrealized gain (loss)	.67	.19	1.88	.81	(.30)	1.39
Total from investment operations	.74	.32	1.99	.92	(.20)	1.46
Distributions from net investment income	(.09)	(.05)	(.10)	(.08)	(.07)	(.06)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.03)
Total distributions	(.09)	(.06)	(.10)J	(.09)	(.08)	(.08)I
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.75	$ 11.10	$ 10.84	$ 8.95	$ 8.12	$ 8.40
Total ReturnB, C	6.72%	2.96%	22.48%	11.41%	(2.47)%	20.97%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00%A	1.04%	1.13%	1.28%	1.52%	1.89%
Expenses net of fee waivers, if any	1.00%A	1.04%	1.13%	1.20%	1.20%	1.25%
Expenses net of all reductions	1.00%A	1.04%	1.11%	1.19%	1.18%	1.23%
Net investment income (loss)	1.23%A	1.14%	1.11%	1.24%	1.17%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 791,049	$ 635,607	$ 430,914	$ 149,526	$ 53,437	$ 28,454
Portfolio turnover rateF	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.84	$ 8.94	$ 8.12	$ 8.40	$ 7.02
Income from Investment Operations
Net investment income (loss) D	.07	.13	.11	.10	.10	.07
Net realized and unrealized gain (loss)	.68	.18	1.90	.81	(.30)	1.39
Total from investment operations	.75	.31	2.01	.91	(.20)	1.46
Distributions from net investment income	(.10)	(.06)	(.10)	(.08)	(.07)	(.06)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.03)
Total distributions	(.10)	(.07)	(.11)	(.09)	(.08)	(.08)I
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.73	$ 11.08	$ 10.84	$ 8.94	$ 8.12	$ 8.40
Total ReturnB, C	6.78%	2.84%	22.66%	11.28%	(2.47)%	20.97%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00%A	1.04%	1.11%	1.27%	1.50%	1.92%
Expenses net of fee waivers, if any	1.00%A	1.04%	1.11%	1.20%	1.20%	1.25%
Expenses net of all reductions	1.00%A	1.04%	1.09%	1.19%	1.18%	1.23%
Net investment income (loss)	1.23%A	1.14%	1.13%	1.24%	1.17%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,972	$ 121,554	$ 38,771	$ 3,992	$ 493	$ 113
Portfolio turnover rate F	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.84	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.08	.14	.02
Net realized and unrealized gain (loss)	.68	.19	.56
Total from investment operations	.76	.33	.58
Distributions from net investment income	(.11)	(.06)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	(.11)	(.07)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 11.75	$ 11.10	$ 10.84
Total ReturnB, C	6.89%	3.07%	5.65%
Ratios to Average Net Assets E, H
Expenses before reductions	.87%A	.88%	.94%A
Expenses net of fee waivers, if any	.87%A	.88%	.94%A
Expenses net of all reductions	.87%A	.88%	.93%A
Net investment income (loss)	1.36%A	1.30%	.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 104	$ 106
Portfolio turnover rateF	23%A	27%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 176,980,396
Gross unrealized depreciation	(17,086,885)
Net unrealized appreciation (depreciation) on securities	$ 159,893,511

Tax cost	$ 1,091,771,118

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	(7,236,154)
Long-term	(1,281,020)
Total no expiration	(8,517,174)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $333,149,467 and $113,267,857, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .xx% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI EAFE Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 164,169	$ 6,099
Class T	.25%	.25%	68,217	1,156
Class B	.75%	.25%	6,444	4,861
Class C	.75%	.25%	175,032	57,103
			$ 413,862	$ 69,219

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47,114
Class T	7,615
Class B*	218
Class C*	2,684
$ 57,631

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 142,394.22
Class T	39,333.29
Class B	1,596.25
Class C	48,190.27
International Growth	633,070.19
Institutional Class	138,698.19
Class Z	26.05
	$ 1,003,307

* Annualized

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5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $525 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $764 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers

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Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $88,876, including $2,973 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,164 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Growth expenses during the period in the amount of $449.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 684,921	$ 253,092
Class T	29,128	40,595
International Growth	5,239,951	2,051,403
Institutional Class	1,064,912	246,949
Class Z	1,008	604
Total	$ 7,019,920	$ 2,592,643
From net realized gain
Class A	$ -	$ 66,995
Class T	-	20,298
Class B	-	1,337
Class C	-	16,479
International Growth	-	369,252
Institutional Class	-	38,992
Class Z	-	88
Total	$ -	$ 513,441

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	3,857,656	6,584,484	$ 43,484,116	$ 72,326,606
Reinvestment of distributions	60,571	27,068	669,305	291,793
Shares redeemed	(2,182,030)	(2,724,911)	(24,862,615)	(30,099,985)
Net increase (decrease)	1,736,197	3,886,641	$ 19,290,806	$ 42,518,414
Class T
Shares sold	559,535	834,072	$ 6,350,660	$ 9,114,198
Reinvestment of distributions	2,593	5,459	28,654	58,733
Shares redeemed	(844,626)	(585,464)	(9,797,542)	(6,459,248)
Net increase (decrease)	(282,498)	254,067	$ (3,418,228)	$ 2,713,683
Class B
Shares sold	14,946	35,020	$ 170,350	$ 380,789
Reinvestment of distributions	-	123	-	1,323
Shares redeemed	(63,374)	(53,583)	(725,415)	(587,919)
Net increase (decrease)	(48,428)	(18,440)	$ (555,065)	$ (205,807)
Class C
Shares sold	1,137,803	1,827,859	$ 12,816,972	$ 19,884,401
Reinvestment of distributions	-	1,498	-	16,049
Shares redeemed	(428,330)	(426,678)	(4,714,933)	(4,637,384)
Net increase (decrease)	709,473	1,402,679	$ 8,102,039	$ 15,263,066
International Growth
Shares sold	15,407,407	27,835,093	$ 175,085,722	$ 307,440,711
Reinvestment of distributions	387,169	197,948	4,301,448	2,143,781
Shares redeemed	(5,762,096)	(10,494,762)	(64,077,186)	(115,997,211)
Net increase (decrease)	10,032,480	17,538,279	$ 115,309,984	$ 193,587,281
Institutional Class
Shares sold	9,272,246	10,292,704	$ 104,857,463	$ 113,864,505
Reinvestment of distributions	92,581	24,180	1,026,721	261,623
Shares redeemed	(2,861,661)	(2,927,192)	(31,928,004)	(31,428,962)
Net increase (decrease)	6,503,166	7,389,692	$ 73,956,180	$ 82,697,166
Class Z
Reinvestment of distributions	91	64	$ 1,008	$ 692
Shares redeemed	(1,296)	(475)	(14,588)	(5,267)
Net increase (decrease)	(1,205)	(411)	$ (13,580)	$ (4,575)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AIGFI-USAN-0615
1.853344.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Growth

Fund - Class Z

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Class Z is
a class of Fidelity®
International Growth Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.28%
Actual		$ 1,000.00	$ 1,066.70	$ 6.56
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41
Class T	1.60%
Actual		$ 1,000.00	$ 1,065.00	$ 8.19
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.00
Class B	2.06%
Actual		$ 1,000.00	$ 1,061.40	$ 10.53
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.09%
Actual		$ 1,000.00	$ 1,061.60	$ 10.68
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
International Growth	1.00%
Actual		$ 1,000.00	$ 1,067.20	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,067.80	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class Z	.87%
Actual		$ 1,000.00	$ 1,068.90	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.48	$ 4.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United States of America* 16.9%
Japan 15.2%
Switzerland 14.2%
United Kingdom 12.5%
Sweden 5.6%
Belgium 4.6%
Germany 3.8%
Australia 3.3%
Denmark 2.9%
Other 21.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of October 31, 2014
United States of America* 18.8%
United Kingdom 15.5%
Japan 14.2%
Switzerland 12.4%
Sweden 5.6%
Germany 4.6%
Belgium 4.5%
Australia 3.5%
Denmark 2.8%
Other 18.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.1	96.7
Short-Term Investments and Net Other Assets (Liabilities)	1.9	3.3
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG (Switzerland, Pharmaceuticals)	3.9	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.8	4.5
Nestle SA (Switzerland, Food Products)	3.6	3.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	2.9	3.0
DENSO Corp. (Japan, Auto Components)	2.5	2.6
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.3	2.2
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	2.2	2.2
CSL Ltd. (Australia, Biotechnology)	2.1	2.3
Keyence Corp. (Japan, Electronic Equipment & Components)	2.1	2.3
Inditex SA (Spain, Specialty Retail)	2.0	1.7
	27.4
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	17.5	16.1
Financials	16.6	15.2
Consumer Discretionary	15.2	15.5
Consumer Staples	15.0	14.8
Industrials	14.9	14.8
Information Technology	10.5	9.9
Materials	5.9	7.4
Energy	1.5	2.2
Telecommunication Services	1.0	0.8

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 3.3%
CSL Ltd.	358,731	$ 25,827,564
Sydney Airport unit	1,399,868	5,970,964
Transurban Group unit	1,001,094	7,858,780
TOTAL AUSTRALIA		39,657,308
Austria - 1.1%
Andritz AG	232,697	13,623,655
Bailiwick of Jersey - 1.5%
Shire PLC	224,700	18,259,935
Belgium - 4.6%
Anheuser-Busch InBev SA NV	293,391	35,719,870
KBC Groep NV	307,165	20,209,395
TOTAL BELGIUM		55,929,265
Bermuda - 0.4%
Lazard Ltd. Class A	94,792	5,026,820
Canada - 1.0%
Canadian Pacific Railway Ltd.	33,600	6,406,140
Pason Systems, Inc.	166,800	3,002,815
ShawCor Ltd. Class A	93,800	3,175,906
TOTAL CANADA		12,584,861
Cayman Islands - 0.7%
58.com, Inc. ADR (a)	60,000	4,576,800
Alibaba Group Holding Ltd. sponsored ADR	52,500	4,267,725
TOTAL CAYMAN ISLANDS		8,844,525
Denmark - 2.9%
Jyske Bank A/S (Reg.) (a)	156,300	7,653,838
Novo Nordisk A/S Series B sponsored ADR	487,700	27,442,879
TOTAL DENMARK		35,096,717
Finland - 0.2%
Tikkurila Oyj	143,900	2,963,794
France - 1.1%
Safran SA	181,900	13,290,951
Germany - 3.8%
Bayer AG	169,500	24,396,577
Linde AG	109,177	21,334,248
TOTAL GERMANY		45,730,825
Common Stocks - continued
	Shares	Value
Hong Kong - 1.6%
AIA Group Ltd.	2,943,400	$ 19,671,910
India - 0.6%
Housing Development Finance Corp. Ltd.	382,886	7,049,455
Ireland - 2.3%
CRH PLC sponsored ADR	470,766	13,157,910
James Hardie Industries PLC:
CDI	657,915	7,606,566
sponsored ADR	132,300	7,640,325
TOTAL IRELAND		28,404,801
Israel - 0.3%
Azrieli Group	76,600	3,304,734
Italy - 0.9%
Azimut Holding SpA	160,900	4,722,852
Interpump Group SpA	328,551	5,525,153
TOTAL ITALY		10,248,005
Japan - 15.2%
Aozora Bank Ltd.	1,161,000	4,342,651
Astellas Pharma, Inc.	1,159,500	18,054,226
Coca-Cola Central Japan Co. Ltd.	232,500	4,344,747
DENSO Corp.	615,100	30,537,113
East Japan Railway Co.	84,200	7,442,189
Fanuc Corp.	57,500	12,647,855
Fast Retailing Co. Ltd.	33,900	13,352,526
Hoya Corp.	190,500	7,342,041
Japan Tobacco, Inc.	182,800	6,383,534
Keyence Corp.	47,162	25,177,392
Mitsui Fudosan Co. Ltd.	467,000	13,843,890
Nintendo Co. Ltd.	14,800	2,484,921
OSG Corp.	239,500	4,979,655
Seven Bank Ltd.	1,660,400	8,946,022
SHO-BOND Holdings Co. Ltd.	155,600	6,859,729
USS Co. Ltd.	806,200	14,195,412
Yamato Kogyo Co. Ltd.	122,900	2,891,581
TOTAL JAPAN		183,825,484
Kenya - 0.5%
Safaricom Ltd.	31,648,900	5,821,256
Common Stocks - continued
	Shares	Value
Korea (South) - 0.9%
BGFretail Co. Ltd.	58,982	$ 6,434,241
NAVER Corp.	8,111	4,894,718
TOTAL KOREA (SOUTH)		11,328,959
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (a)	55,655	5,036,221
Netherlands - 1.3%
ING Groep NV (Certificaten Van Aandelen)	1,004,264	15,406,971
South Africa - 2.2%
Clicks Group Ltd.	741,557	5,690,595
MTN Group Ltd.	298,500	5,996,974
Naspers Ltd. Class N	91,200	14,343,842
TOTAL SOUTH AFRICA		26,031,411
Spain - 2.8%
Amadeus IT Holding SA Class A	83,168	3,790,960
Hispania Activos Inmobiliarios SA (a)	152,200	2,168,887
Inditex SA	764,918	24,545,514
Prosegur Compania de Seguridad SA (Reg.)	519,249	2,993,241
TOTAL SPAIN		33,498,602
Sweden - 5.6%
ASSA ABLOY AB (B Shares)	373,361	21,660,096
Atlas Copco AB (A Shares)	394,109	12,301,320
Fagerhult AB	332,053	5,957,816
H&M Hennes & Mauritz AB (B Shares) (d)	290,349	11,543,338
Intrum Justitia AB	111,300	3,505,081
Svenska Handelsbanken AB (A Shares)	287,940	13,291,013
TOTAL SWEDEN		68,258,664
Switzerland - 14.2%
Nestle SA	562,111	43,610,944
Novartis AG	458,277	46,777,337
Roche Holding AG (participation certificate)	162,679	46,551,425
Schindler Holding AG:
(participation certificate)	60,338	10,207,251
(Reg.)	10,980	1,829,115
UBS Group AG	1,143,661	22,953,276
TOTAL SWITZERLAND		171,929,348
Common Stocks - continued
	Shares	Value
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,751,000	$ 8,429,791
Turkey - 0.5%
Coca-Cola Icecek Sanayi A/S	327,534	5,557,759
Tupras Turkiye Petrol Rafinelleri A/S	26,425	641,691
TOTAL TURKEY		6,199,450
United Kingdom - 12.5%
Associated British Foods PLC	112,334	4,904,306
Babcock International Group PLC	445,884	6,878,174
BAE Systems PLC	1,074,300	8,322,828
Berendsen PLC	338,973	5,388,841
Informa PLC	780,736	6,649,190
InterContinental Hotel Group PLC ADR	520,196	22,165,552
Johnson Matthey PLC	223,577	11,431,231
Lloyds Banking Group PLC	3,231,800	3,827,351
Prudential PLC	929,440	23,140,774
Reckitt Benckiser Group PLC	299,945	26,696,438
Rolls-Royce Group PLC	320,137	5,103,915
SABMiller PLC	410,766	21,743,032
Shaftesbury PLC	214,233	2,755,055
Unite Group PLC	319,676	2,924,612
TOTAL UNITED KINGDOM		151,931,299
United States of America - 15.0%
Autoliv, Inc. (d)	139,269	16,534,016
Berkshire Hathaway, Inc. Class B (a)	58,384	8,244,405
BorgWarner, Inc.	208,292	12,330,886
Cummins, Inc.	37,282	5,154,609
Dril-Quip, Inc. (a)	33,600	2,678,592
FMC Technologies, Inc. (a)	64,352	2,837,923
Google, Inc. Class A (a)	28,236	15,495,070
Martin Marietta Materials, Inc.	42,400	6,048,360
MasterCard, Inc. Class A	211,700	19,097,457
McGraw Hill Financial, Inc.	63,000	6,570,900
Mead Johnson Nutrition Co. Class A	46,144	4,426,132
Mohawk Industries, Inc. (a)	67,800	11,763,300
Moody's Corp.	50,600	5,440,512
National Oilwell Varco, Inc.	48,472	2,637,362
Oceaneering International, Inc.	76,413	4,211,120
Philip Morris International, Inc.	131,708	10,993,667
PriceSmart, Inc.	56,000	4,505,760
ResMed, Inc.	83,600	5,345,384
Common Stocks - continued
	Shares	Value
United States of America - continued
Solera Holdings, Inc.	53,689	$ 2,604,990
SS&C Technologies Holdings, Inc.	165,100	9,934,067
Union Pacific Corp.	44,500	4,727,235
Visa, Inc. Class A	300,700	19,861,235
TOTAL UNITED STATES OF AMERICA		181,442,982
TOTAL COMMON STOCKS (Cost $1,027,694,550)		1,188,827,999
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC (Cost $66,024)	43,842,117	67,298
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.15% (b)	33,969,782	33,969,782
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	28,799,550	28,799,550
TOTAL MONEY MARKET FUNDS (Cost $62,769,332)		62,769,332
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,090,529,906)		1,251,664,629
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(40,438,405)
NET ASSETS - 100%		$ 1,211,226,224
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,457
Fidelity Securities Lending Cash Central Fund	88,876
Total	$ 109,333
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184,344,223	$ 77,137,596	$ 107,206,627	$ -
Consumer Staples	179,663,712	42,644,375	137,019,337	-
Energy	19,185,409	19,185,409	-	-
Financials	201,495,323	78,262,012	123,233,311	-
Health Care	212,655,327	58,615,827	154,039,500	-
Industrials	178,701,891	30,185,026	148,516,865	-
Information Technology	127,957,167	80,732,062	47,225,105	-
Materials	73,074,015	34,453,161	38,620,854	-
Telecommunication Services	11,818,230	11,818,230	-	-
Money Market Funds	62,769,332	62,769,332	-	-
Total Investments in Securities:	$ 1,251,664,629	$ 495,803,030	$ 755,861,599	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 248,647,805
Level 2 to Level 1	$ 41,812,143

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,233,266) - See accompanying schedule: Unaffiliated issuers (cost $1,027,760,574)	$ 1,188,895,297
Fidelity Central Funds (cost $62,769,332)	62,769,332
Total Investments (cost $1,090,529,906)		$ 1,251,664,629
Receivable for investments sold		124,239
Receivable for fund shares sold		4,293,703
Dividends receivable		4,820,951
Distributions receivable from Fidelity Central Funds		18,038
Prepaid expenses		633
Other receivables		3,224
Total assets		1,260,925,417

Liabilities
Payable for investments purchased	$ 14,063,184
Payable for fund shares redeemed	5,660,260
Accrued management fee	691,109
Distribution and service plan fees payable	78,455
Other affiliated payables	223,662
Other payables and accrued expenses	182,973
Collateral on securities loaned, at value	28,799,550
Total liabilities		49,699,193

Net Assets		$ 1,211,226,224
Net Assets consist of:
Paid in capital		$ 1,063,032,291
Undistributed net investment income		5,618,110
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,515,467)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		161,091,290
Net Assets		$ 1,211,226,224

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($146,479,182 ÷ 12,542,743 shares)	$ 11.68

Maximum offering price per share (100/94.25 of $11.68)	$ 12.39
Class T: Net Asset Value and redemption price per share ($24,745,240 ÷ 2,122,363 shares)	$ 11.66

Maximum offering price per share (100/96.50 of $11.66)	$ 12.08
Class B: Net Asset Value and offering price per share ($930,198 ÷ 80,307 shares)A	$ 11.58

Class C: Net Asset Value and offering price per share ($42,955,244 ÷ 3,720,744 shares)A	$ 11.54

International Growth: Net Asset Value, offering price and redemption price per share ($791,049,158 ÷ 67,306,562 shares)	$ 11.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($204,971,698 ÷ 17,470,190 shares)	$ 11.73

Class Z: Net Asset Value, offering price and redemption price per share ($95,504 ÷ 8,131 shares)	$ 11.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 12,423,622
Income from Fidelity Central Funds		109,333
Income before foreign taxes withheld		12,532,955
Less foreign taxes withheld		(1,163,626)
Total income		11,369,329

Expenses
Management fee Basic fee	$ 3,561,662
Performance adjustment	160,548
Transfer agent fees	1,003,307
Distribution and service plan fees	413,862
Accounting and security lending fees	238,837
Custodian fees and expenses	58,425
Independent trustees' compensation	1,910
Registration fees	81,387
Audit	36,181
Legal	1,347
Miscellaneous	9,212
Total expenses before reductions	5,566,678
Expense reductions	(5,617)	5,561,061
Net investment income (loss)		5,808,268
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,220,558)
Foreign currency transactions	(186,753)
Total net realized gain (loss)		(9,407,311)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $107,830)	72,214,086
Assets and liabilities in foreign currencies	142,771
Total change in net unrealized appreciation (depreciation)		72,356,857
Net gain (loss)		62,949,546
Net increase (decrease) in net assets resulting from operations		$ 68,757,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,808,268	$ 8,064,649
Net realized gain (loss)	(9,407,311)	(8,929,624)
Change in net unrealized appreciation (depreciation)	72,356,857	17,872,842
Net increase (decrease) in net assets resulting from operations	68,757,814	17,007,867
Distributions to shareholders from net investment income	(7,019,920)	(2,592,643)
Distributions to shareholders from net realized gain	-	(513,441)
Total distributions	(7,019,920)	(3,106,084)
Share transactions - net increase (decrease)	212,672,136	336,569,228
Redemption fees	25,087	42,228
Total increase (decrease) in net assets	274,435,117	350,513,239

Net Assets
Beginning of period	936,791,107	586,277,868
End of period (including undistributed net investment income of $5,618,110 and undistributed net investment income of $6,829,762, respectively)	$ 1,211,226,224	$ 936,791,107

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 10.78	$ 8.91	$ 8.09	$ 8.38	$ 7.01
Income from Investment Operations
Net investment income (loss) E	.05	.09	.08	.08	.08	.05
Net realized and unrealized gain (loss)	.68	.18	1.88	.81	(.31)	1.39
Total from investment operations	.73	.27	1.96	.89	(.23)	1.44
Distributions from net investment income	(.06)	(.03)	(.08)	(.06)	(.05)	(.05)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.03)
Total distributions	(.06)	(.04)	(.09)	(.07)	(.06)	(.07) J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.68	$ 11.01	$ 10.78	$ 8.91	$ 8.09	$ 8.38
Total ReturnB, C, D	6.67%	2.54%	22.18%	11.10%	(2.76)%	20.68%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28%A	1.35%	1.44%	1.58%	1.77%	2.13%
Expenses net of fee waivers, if any	1.28%A	1.35%	1.43%	1.45%	1.45%	1.50%
Expenses net of all reductions	1.28%A	1.34%	1.42%	1.44%	1.43%	1.48%
Net investment income (loss)	.95%A	.84%	.80%	.99%	.92%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,479	$ 119,017	$ 74,595	$ 21,874	$ 6,352	$ 3,084
Portfolio turnover rate G	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.75	$ 8.89	$ 8.08	$ 8.38	$ 7.00
Income from Investment Operations
Net investment income (loss) E	.03	.06	.05	.06	.06	.04
Net realized and unrealized gain (loss)	.68	.18	1.88	.81	(.31)	1.39
Total from investment operations	.71	.24	1.93	.87	(.25)	1.43
Distributions from net investment income	(.01)	(.02)	(.07)	(.05)	(.04)	(.02)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.03)
Total distributions	(.01)	(.03)	(.07)J	(.06)	(.05)	(.05)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.66	$ 10.96	$ 10.75	$ 8.89	$ 8.08	$ 8.38
Total ReturnB, C, D	6.50%	2.21%	21.91%	10.82%	(3.03)%	20.47%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60%A	1.65%	1.69%	1.85%	2.03%	2.41%
Expenses net of fee waivers, if any	1.60%A	1.65%	1.69%	1.70%	1.70%	1.75%
Expenses net of all reductions	1.60%A	1.65%	1.68%	1.69%	1.68%	1.73%
Net investment income (loss)	.63%A	.53%	.54%	.74%	.67%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,745	$ 26,369	$ 23,118	$ 10,690	$ 2,917	$ 1,034
Portfolio turnover rate G	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.07 per share is comprised of distributions from net investment income of $ .069 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.73	$ 8.88	$ 8.06	$ 8.36	$ 6.98
Income from Investment Operations
Net investment income (loss) E	.01	-I	-I	.02	.01	-I
Net realized and unrealized gain (loss)	.66	.19	1.89	.80	(.30)	1.38
Total from investment operations	.67	.19	1.89	.82	(.29)	1.38
Distributions from net investment income	-	-	(.03)	-	(.01)	-
Distributions from net realized gain	-	(.01)	(.01)	-	-I	-
Total distributions	-	(.01)	(.04)	-	(.01)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.58	$ 10.91	$ 10.73	$ 8.88	$ 8.06	$ 8.36
Total ReturnB, C, D	6.14%	1.76%	21.35%	10.17%	(3.47)%	19.77%
Ratios to Average Net Assets F, H
Expenses before reductions	2.06%A	2.14%	2.19%	2.35%	2.55%	2.87%
Expenses net of fee waivers, if any	2.06%A	2.14%	2.18%	2.20%	2.20%	2.25%
Expenses net of all reductions	2.06%A	2.14%	2.17%	2.19%	2.18%	2.23%
Net investment income (loss)	.16%A	.04%	.05%	.24%	.17%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 930	$ 1,404	$ 1,579	$ 1,116	$ 473	$ 581
Portfolio turnover rate G	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.69	$ 8.84	$ 8.03	$ 8.34	$ 6.98
Income from Investment Operations
Net investment income (loss) E	.01	.01	.01	.02	.01	-I
Net realized and unrealized gain (loss)	.66	.18	1.87	.80	(.31)	1.38
Total from investment operations	.67	.19	1.88	.82	(.30)	1.38
Distributions from net investment income	-	-	(.02)	(.01)	(.01)	-
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.02)
Total distributions	-	(.01)	(.03)	(.01)K	(.01)J	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.54	$ 10.87	$ 10.69	$ 8.84	$ 8.03	$ 8.34
Total ReturnB, C, D	6.16%	1.77%	21.29%	10.27%	(3.57)%	19.82%
Ratios to Average Net Assets F, H
Expenses before reductions	2.09%A	2.12%	2.19%	2.33%	2.52%	2.89%
Expenses net of fee waivers, if any	2.09%A	2.12%	2.18%	2.20%	2.20%	2.25%
Expenses net of all reductions	2.08%A	2.12%	2.17%	2.19%	2.18%	2.24%
Net investment income (loss)	.14%A	.06%	.05%	.24%	.17%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,955	$ 32,737	$ 17,196	$ 5,648	$ 2,767	$ 1,261
Portfolio turnover rate G	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of
$.005 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.84	$ 8.95	$ 8.12	$ 8.40	$ 7.02
Income from Investment Operations
Net investment income (loss) D	.07	.13	.11	.11	.10	.07
Net realized and unrealized gain (loss)	.67	.19	1.88	.81	(.30)	1.39
Total from investment operations	.74	.32	1.99	.92	(.20)	1.46
Distributions from net investment income	(.09)	(.05)	(.10)	(.08)	(.07)	(.06)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.03)
Total distributions	(.09)	(.06)	(.10)J	(.09)	(.08)	(.08)I
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.75	$ 11.10	$ 10.84	$ 8.95	$ 8.12	$ 8.40
Total ReturnB, C	6.72%	2.96%	22.48%	11.41%	(2.47)%	20.97%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00%A	1.04%	1.13%	1.28%	1.52%	1.89%
Expenses net of fee waivers, if any	1.00%A	1.04%	1.13%	1.20%	1.20%	1.25%
Expenses net of all reductions	1.00%A	1.04%	1.11%	1.19%	1.18%	1.23%
Net investment income (loss)	1.23%A	1.14%	1.11%	1.24%	1.17%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 791,049	$ 635,607	$ 430,914	$ 149,526	$ 53,437	$ 28,454
Portfolio turnover rateF	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.84	$ 8.94	$ 8.12	$ 8.40	$ 7.02
Income from Investment Operations
Net investment income (loss) D	.07	.13	.11	.10	.10	.07
Net realized and unrealized gain (loss)	.68	.18	1.90	.81	(.30)	1.39
Total from investment operations	.75	.31	2.01	.91	(.20)	1.46
Distributions from net investment income	(.10)	(.06)	(.10)	(.08)	(.07)	(.06)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.03)
Total distributions	(.10)	(.07)	(.11)	(.09)	(.08)	(.08)I
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.73	$ 11.08	$ 10.84	$ 8.94	$ 8.12	$ 8.40
Total ReturnB, C	6.78%	2.84%	22.66%	11.28%	(2.47)%	20.97%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00%A	1.04%	1.11%	1.27%	1.50%	1.92%
Expenses net of fee waivers, if any	1.00%A	1.04%	1.11%	1.20%	1.20%	1.25%
Expenses net of all reductions	1.00%A	1.04%	1.09%	1.19%	1.18%	1.23%
Net investment income (loss)	1.23%A	1.14%	1.13%	1.24%	1.17%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,972	$ 121,554	$ 38,771	$ 3,992	$ 493	$ 113
Portfolio turnover rate F	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.84	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.08	.14	.02
Net realized and unrealized gain (loss)	.68	.19	.56
Total from investment operations	.76	.33	.58
Distributions from net investment income	(.11)	(.06)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	(.11)	(.07)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 11.75	$ 11.10	$ 10.84
Total ReturnB, C	6.89%	3.07%	5.65%
Ratios to Average Net Assets E, H
Expenses before reductions	.87%A	.88%	.94%A
Expenses net of fee waivers, if any	.87%A	.88%	.94%A
Expenses net of all reductions	.87%A	.88%	.93%A
Net investment income (loss)	1.36%A	1.30%	.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 104	$ 106
Portfolio turnover rateF	23%A	27%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 176,980,396
Gross unrealized depreciation	(17,086,885)
Net unrealized appreciation (depreciation) on securities	$ 159,893,511

Tax cost	$ 1,091,771,118

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	(7,236,154)
Long-term	(1,281,020)
Total no expiration	(8,517,174)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $333,149,467 and $113,267,857, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .xx% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI EAFE Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 164,169	$ 6,099
Class T	.25%	.25%	68,217	1,156
Class B	.75%	.25%	6,444	4,861
Class C	.75%	.25%	175,032	57,103
			$ 413,862	$ 69,219

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47,114
Class T	7,615
Class B*	218
Class C*	2,684
$ 57,631

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 142,394.22
Class T	39,333.29
Class B	1,596.25
Class C	48,190.27
International Growth	633,070.19
Institutional Class	138,698.19
Class Z	26.05
	$ 1,003,307

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $525 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $764 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $88,876, including $2,973 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,164 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Growth expenses during the period in the amount of $449.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 684,921	$ 253,092
Class T	29,128	40,595
International Growth	5,239,951	2,051,403
Institutional Class	1,064,912	246,949
Class Z	1,008	604
Total	$ 7,019,920	$ 2,592,643
From net realized gain
Class A	$ -	$ 66,995
Class T	-	20,298
Class B	-	1,337
Class C	-	16,479
International Growth	-	369,252
Institutional Class	-	38,992
Class Z	-	88
Total	$ -	$ 513,441

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	3,857,656	6,584,484	$ 43,484,116	$ 72,326,606
Reinvestment of distributions	60,571	27,068	669,305	291,793
Shares redeemed	(2,182,030)	(2,724,911)	(24,862,615)	(30,099,985)
Net increase (decrease)	1,736,197	3,886,641	$ 19,290,806	$ 42,518,414
Class T
Shares sold	559,535	834,072	$ 6,350,660	$ 9,114,198
Reinvestment of distributions	2,593	5,459	28,654	58,733
Shares redeemed	(844,626)	(585,464)	(9,797,542)	(6,459,248)
Net increase (decrease)	(282,498)	254,067	$ (3,418,228)	$ 2,713,683
Class B
Shares sold	14,946	35,020	$ 170,350	$ 380,789
Reinvestment of distributions	-	123	-	1,323
Shares redeemed	(63,374)	(53,583)	(725,415)	(587,919)
Net increase (decrease)	(48,428)	(18,440)	$ (555,065)	$ (205,807)
Class C
Shares sold	1,137,803	1,827,859	$ 12,816,972	$ 19,884,401
Reinvestment of distributions	-	1,498	-	16,049
Shares redeemed	(428,330)	(426,678)	(4,714,933)	(4,637,384)
Net increase (decrease)	709,473	1,402,679	$ 8,102,039	$ 15,263,066
International Growth
Shares sold	15,407,407	27,835,093	$ 175,085,722	$ 307,440,711
Reinvestment of distributions	387,169	197,948	4,301,448	2,143,781
Shares redeemed	(5,762,096)	(10,494,762)	(64,077,186)	(115,997,211)
Net increase (decrease)	10,032,480	17,538,279	$ 115,309,984	$ 193,587,281
Institutional Class
Shares sold	9,272,246	10,292,704	$ 104,857,463	$ 113,864,505
Reinvestment of distributions	92,581	24,180	1,026,721	261,623
Shares redeemed	(2,861,661)	(2,927,192)	(31,928,004)	(31,428,962)
Net increase (decrease)	6,503,166	7,389,692	$ 73,956,180	$ 82,697,166
Class Z
Reinvestment of distributions	91	64	$ 1,008	$ 692
Shares redeemed	(1,296)	(475)	(14,588)	(5,267)
Net increase (decrease)	(1,205)	(411)	$ (13,580)	$ (4,575)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AIGFZ-USAN-0615
1.9585038.101

Fidelity®

International Growth Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.28%
Actual		$ 1,000.00	$ 1,066.70	$ 6.56
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41
Class T	1.60%
Actual		$ 1,000.00	$ 1,065.00	$ 8.19
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.00
Class B	2.06%
Actual		$ 1,000.00	$ 1,061.40	$ 10.53
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.09%
Actual		$ 1,000.00	$ 1,061.60	$ 10.68
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
International Growth	1.00%
Actual		$ 1,000.00	$ 1,067.20	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,067.80	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class Z	.87%
Actual		$ 1,000.00	$ 1,068.90	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.48	$ 4.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United States of America* 16.9%
Japan 15.2%
Switzerland 14.2%
United Kingdom 12.5%
Sweden 5.6%
Belgium 4.6%
Germany 3.8%
Australia 3.3%
Denmark 2.9%
Other 21.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of October 31, 2014
United States of America* 18.8%
United Kingdom 15.5%
Japan 14.2%
Switzerland 12.4%
Sweden 5.6%
Germany 4.6%
Belgium 4.5%
Australia 3.5%
Denmark 2.8%
Other 18.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.1	96.7
Short-Term Investments and Net Other Assets (Liabilities)	1.9	3.3
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG (Switzerland, Pharmaceuticals)	3.9	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.8	4.5
Nestle SA (Switzerland, Food Products)	3.6	3.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	2.9	3.0
DENSO Corp. (Japan, Auto Components)	2.5	2.6
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.3	2.2
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	2.2	2.2
CSL Ltd. (Australia, Biotechnology)	2.1	2.3
Keyence Corp. (Japan, Electronic Equipment & Components)	2.1	2.3
Inditex SA (Spain, Specialty Retail)	2.0	1.7
	27.4
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	17.5	16.1
Financials	16.6	15.2
Consumer Discretionary	15.2	15.5
Consumer Staples	15.0	14.8
Industrials	14.9	14.8
Information Technology	10.5	9.9
Materials	5.9	7.4
Energy	1.5	2.2
Telecommunication Services	1.0	0.8

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 3.3%
CSL Ltd.	358,731	$ 25,827,564
Sydney Airport unit	1,399,868	5,970,964
Transurban Group unit	1,001,094	7,858,780
TOTAL AUSTRALIA		39,657,308
Austria - 1.1%
Andritz AG	232,697	13,623,655
Bailiwick of Jersey - 1.5%
Shire PLC	224,700	18,259,935
Belgium - 4.6%
Anheuser-Busch InBev SA NV	293,391	35,719,870
KBC Groep NV	307,165	20,209,395
TOTAL BELGIUM		55,929,265
Bermuda - 0.4%
Lazard Ltd. Class A	94,792	5,026,820
Canada - 1.0%
Canadian Pacific Railway Ltd.	33,600	6,406,140
Pason Systems, Inc.	166,800	3,002,815
ShawCor Ltd. Class A	93,800	3,175,906
TOTAL CANADA		12,584,861
Cayman Islands - 0.7%
58.com, Inc. ADR (a)	60,000	4,576,800
Alibaba Group Holding Ltd. sponsored ADR	52,500	4,267,725
TOTAL CAYMAN ISLANDS		8,844,525
Denmark - 2.9%
Jyske Bank A/S (Reg.) (a)	156,300	7,653,838
Novo Nordisk A/S Series B sponsored ADR	487,700	27,442,879
TOTAL DENMARK		35,096,717
Finland - 0.2%
Tikkurila Oyj	143,900	2,963,794
France - 1.1%
Safran SA	181,900	13,290,951
Germany - 3.8%
Bayer AG	169,500	24,396,577
Linde AG	109,177	21,334,248
TOTAL GERMANY		45,730,825
Common Stocks - continued
	Shares	Value
Hong Kong - 1.6%
AIA Group Ltd.	2,943,400	$ 19,671,910
India - 0.6%
Housing Development Finance Corp. Ltd.	382,886	7,049,455
Ireland - 2.3%
CRH PLC sponsored ADR	470,766	13,157,910
James Hardie Industries PLC:
CDI	657,915	7,606,566
sponsored ADR	132,300	7,640,325
TOTAL IRELAND		28,404,801
Israel - 0.3%
Azrieli Group	76,600	3,304,734
Italy - 0.9%
Azimut Holding SpA	160,900	4,722,852
Interpump Group SpA	328,551	5,525,153
TOTAL ITALY		10,248,005
Japan - 15.2%
Aozora Bank Ltd.	1,161,000	4,342,651
Astellas Pharma, Inc.	1,159,500	18,054,226
Coca-Cola Central Japan Co. Ltd.	232,500	4,344,747
DENSO Corp.	615,100	30,537,113
East Japan Railway Co.	84,200	7,442,189
Fanuc Corp.	57,500	12,647,855
Fast Retailing Co. Ltd.	33,900	13,352,526
Hoya Corp.	190,500	7,342,041
Japan Tobacco, Inc.	182,800	6,383,534
Keyence Corp.	47,162	25,177,392
Mitsui Fudosan Co. Ltd.	467,000	13,843,890
Nintendo Co. Ltd.	14,800	2,484,921
OSG Corp.	239,500	4,979,655
Seven Bank Ltd.	1,660,400	8,946,022
SHO-BOND Holdings Co. Ltd.	155,600	6,859,729
USS Co. Ltd.	806,200	14,195,412
Yamato Kogyo Co. Ltd.	122,900	2,891,581
TOTAL JAPAN		183,825,484
Kenya - 0.5%
Safaricom Ltd.	31,648,900	5,821,256
Common Stocks - continued
	Shares	Value
Korea (South) - 0.9%
BGFretail Co. Ltd.	58,982	$ 6,434,241
NAVER Corp.	8,111	4,894,718
TOTAL KOREA (SOUTH)		11,328,959
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (a)	55,655	5,036,221
Netherlands - 1.3%
ING Groep NV (Certificaten Van Aandelen)	1,004,264	15,406,971
South Africa - 2.2%
Clicks Group Ltd.	741,557	5,690,595
MTN Group Ltd.	298,500	5,996,974
Naspers Ltd. Class N	91,200	14,343,842
TOTAL SOUTH AFRICA		26,031,411
Spain - 2.8%
Amadeus IT Holding SA Class A	83,168	3,790,960
Hispania Activos Inmobiliarios SA (a)	152,200	2,168,887
Inditex SA	764,918	24,545,514
Prosegur Compania de Seguridad SA (Reg.)	519,249	2,993,241
TOTAL SPAIN		33,498,602
Sweden - 5.6%
ASSA ABLOY AB (B Shares)	373,361	21,660,096
Atlas Copco AB (A Shares)	394,109	12,301,320
Fagerhult AB	332,053	5,957,816
H&M Hennes & Mauritz AB (B Shares) (d)	290,349	11,543,338
Intrum Justitia AB	111,300	3,505,081
Svenska Handelsbanken AB (A Shares)	287,940	13,291,013
TOTAL SWEDEN		68,258,664
Switzerland - 14.2%
Nestle SA	562,111	43,610,944
Novartis AG	458,277	46,777,337
Roche Holding AG (participation certificate)	162,679	46,551,425
Schindler Holding AG:
(participation certificate)	60,338	10,207,251
(Reg.)	10,980	1,829,115
UBS Group AG	1,143,661	22,953,276
TOTAL SWITZERLAND		171,929,348
Common Stocks - continued
	Shares	Value
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,751,000	$ 8,429,791
Turkey - 0.5%
Coca-Cola Icecek Sanayi A/S	327,534	5,557,759
Tupras Turkiye Petrol Rafinelleri A/S	26,425	641,691
TOTAL TURKEY		6,199,450
United Kingdom - 12.5%
Associated British Foods PLC	112,334	4,904,306
Babcock International Group PLC	445,884	6,878,174
BAE Systems PLC	1,074,300	8,322,828
Berendsen PLC	338,973	5,388,841
Informa PLC	780,736	6,649,190
InterContinental Hotel Group PLC ADR	520,196	22,165,552
Johnson Matthey PLC	223,577	11,431,231
Lloyds Banking Group PLC	3,231,800	3,827,351
Prudential PLC	929,440	23,140,774
Reckitt Benckiser Group PLC	299,945	26,696,438
Rolls-Royce Group PLC	320,137	5,103,915
SABMiller PLC	410,766	21,743,032
Shaftesbury PLC	214,233	2,755,055
Unite Group PLC	319,676	2,924,612
TOTAL UNITED KINGDOM		151,931,299
United States of America - 15.0%
Autoliv, Inc. (d)	139,269	16,534,016
Berkshire Hathaway, Inc. Class B (a)	58,384	8,244,405
BorgWarner, Inc.	208,292	12,330,886
Cummins, Inc.	37,282	5,154,609
Dril-Quip, Inc. (a)	33,600	2,678,592
FMC Technologies, Inc. (a)	64,352	2,837,923
Google, Inc. Class A (a)	28,236	15,495,070
Martin Marietta Materials, Inc.	42,400	6,048,360
MasterCard, Inc. Class A	211,700	19,097,457
McGraw Hill Financial, Inc.	63,000	6,570,900
Mead Johnson Nutrition Co. Class A	46,144	4,426,132
Mohawk Industries, Inc. (a)	67,800	11,763,300
Moody's Corp.	50,600	5,440,512
National Oilwell Varco, Inc.	48,472	2,637,362
Oceaneering International, Inc.	76,413	4,211,120
Philip Morris International, Inc.	131,708	10,993,667
PriceSmart, Inc.	56,000	4,505,760
ResMed, Inc.	83,600	5,345,384
Common Stocks - continued
	Shares	Value
United States of America - continued
Solera Holdings, Inc.	53,689	$ 2,604,990
SS&C Technologies Holdings, Inc.	165,100	9,934,067
Union Pacific Corp.	44,500	4,727,235
Visa, Inc. Class A	300,700	19,861,235
TOTAL UNITED STATES OF AMERICA		181,442,982
TOTAL COMMON STOCKS (Cost $1,027,694,550)		1,188,827,999
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC (Cost $66,024)	43,842,117	67,298
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.15% (b)	33,969,782	33,969,782
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	28,799,550	28,799,550
TOTAL MONEY MARKET FUNDS (Cost $62,769,332)		62,769,332
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,090,529,906)		1,251,664,629
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(40,438,405)
NET ASSETS - 100%		$ 1,211,226,224
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,457
Fidelity Securities Lending Cash Central Fund	88,876
Total	$ 109,333
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184,344,223	$ 77,137,596	$ 107,206,627	$ -
Consumer Staples	179,663,712	42,644,375	137,019,337	-
Energy	19,185,409	19,185,409	-	-
Financials	201,495,323	78,262,012	123,233,311	-
Health Care	212,655,327	58,615,827	154,039,500	-
Industrials	178,701,891	30,185,026	148,516,865	-
Information Technology	127,957,167	80,732,062	47,225,105	-
Materials	73,074,015	34,453,161	38,620,854	-
Telecommunication Services	11,818,230	11,818,230	-	-
Money Market Funds	62,769,332	62,769,332	-	-
Total Investments in Securities:	$ 1,251,664,629	$ 495,803,030	$ 755,861,599	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 248,647,805
Level 2 to Level 1	$ 41,812,143

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,233,266) - See accompanying schedule: Unaffiliated issuers (cost $1,027,760,574)	$ 1,188,895,297
Fidelity Central Funds (cost $62,769,332)	62,769,332
Total Investments (cost $1,090,529,906)		$ 1,251,664,629
Receivable for investments sold		124,239
Receivable for fund shares sold		4,293,703
Dividends receivable		4,820,951
Distributions receivable from Fidelity Central Funds		18,038
Prepaid expenses		633
Other receivables		3,224
Total assets		1,260,925,417

Liabilities
Payable for investments purchased	$ 14,063,184
Payable for fund shares redeemed	5,660,260
Accrued management fee	691,109
Distribution and service plan fees payable	78,455
Other affiliated payables	223,662
Other payables and accrued expenses	182,973
Collateral on securities loaned, at value	28,799,550
Total liabilities		49,699,193

Net Assets		$ 1,211,226,224
Net Assets consist of:
Paid in capital		$ 1,063,032,291
Undistributed net investment income		5,618,110
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,515,467)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		161,091,290
Net Assets		$ 1,211,226,224

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($146,479,182 ÷ 12,542,743 shares)	$ 11.68

Maximum offering price per share (100/94.25 of $11.68)	$ 12.39
Class T: Net Asset Value and redemption price per share ($24,745,240 ÷ 2,122,363 shares)	$ 11.66

Maximum offering price per share (100/96.50 of $11.66)	$ 12.08
Class B: Net Asset Value and offering price per share ($930,198 ÷ 80,307 shares)A	$ 11.58

Class C: Net Asset Value and offering price per share ($42,955,244 ÷ 3,720,744 shares)A	$ 11.54

International Growth: Net Asset Value, offering price and redemption price per share ($791,049,158 ÷ 67,306,562 shares)	$ 11.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($204,971,698 ÷ 17,470,190 shares)	$ 11.73

Class Z: Net Asset Value, offering price and redemption price per share ($95,504 ÷ 8,131 shares)	$ 11.75
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 12,423,622
Income from Fidelity Central Funds		109,333
Income before foreign taxes withheld		12,532,955
Less foreign taxes withheld		(1,163,626)
Total income		11,369,329

Expenses
Management fee Basic fee	$ 3,561,662
Performance adjustment	160,548
Transfer agent fees	1,003,307
Distribution and service plan fees	413,862
Accounting and security lending fees	238,837
Custodian fees and expenses	58,425
Independent trustees' compensation	1,910
Registration fees	81,387
Audit	36,181
Legal	1,347
Miscellaneous	9,212
Total expenses before reductions	5,566,678
Expense reductions	(5,617)	5,561,061
Net investment income (loss)		5,808,268
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,220,558)
Foreign currency transactions	(186,753)
Total net realized gain (loss)		(9,407,311)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $107,830)	72,214,086
Assets and liabilities in foreign currencies	142,771
Total change in net unrealized appreciation (depreciation)		72,356,857
Net gain (loss)		62,949,546
Net increase (decrease) in net assets resulting from operations		$ 68,757,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,808,268	$ 8,064,649
Net realized gain (loss)	(9,407,311)	(8,929,624)
Change in net unrealized appreciation (depreciation)	72,356,857	17,872,842
Net increase (decrease) in net assets resulting from operations	68,757,814	17,007,867
Distributions to shareholders from net investment income	(7,019,920)	(2,592,643)
Distributions to shareholders from net realized gain	-	(513,441)
Total distributions	(7,019,920)	(3,106,084)
Share transactions - net increase (decrease)	212,672,136	336,569,228
Redemption fees	25,087	42,228
Total increase (decrease) in net assets	274,435,117	350,513,239

Net Assets
Beginning of period	936,791,107	586,277,868
End of period (including undistributed net investment income of $5,618,110 and undistributed net investment income of $6,829,762, respectively)	$ 1,211,226,224	$ 936,791,107

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 10.78	$ 8.91	$ 8.09	$ 8.38	$ 7.01
Income from Investment Operations
Net investment income (loss) E	.05	.09	.08	.08	.08	.05
Net realized and unrealized gain (loss)	.68	.18	1.88	.81	(.31)	1.39
Total from investment operations	.73	.27	1.96	.89	(.23)	1.44
Distributions from net investment income	(.06)	(.03)	(.08)	(.06)	(.05)	(.05)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.03)
Total distributions	(.06)	(.04)	(.09)	(.07)	(.06)	(.07) J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.68	$ 11.01	$ 10.78	$ 8.91	$ 8.09	$ 8.38
Total ReturnB, C, D	6.67%	2.54%	22.18%	11.10%	(2.76)%	20.68%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28%A	1.35%	1.44%	1.58%	1.77%	2.13%
Expenses net of fee waivers, if any	1.28%A	1.35%	1.43%	1.45%	1.45%	1.50%
Expenses net of all reductions	1.28%A	1.34%	1.42%	1.44%	1.43%	1.48%
Net investment income (loss)	.95%A	.84%	.80%	.99%	.92%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,479	$ 119,017	$ 74,595	$ 21,874	$ 6,352	$ 3,084
Portfolio turnover rate G	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.75	$ 8.89	$ 8.08	$ 8.38	$ 7.00
Income from Investment Operations
Net investment income (loss) E	.03	.06	.05	.06	.06	.04
Net realized and unrealized gain (loss)	.68	.18	1.88	.81	(.31)	1.39
Total from investment operations	.71	.24	1.93	.87	(.25)	1.43
Distributions from net investment income	(.01)	(.02)	(.07)	(.05)	(.04)	(.02)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.03)
Total distributions	(.01)	(.03)	(.07)J	(.06)	(.05)	(.05)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.66	$ 10.96	$ 10.75	$ 8.89	$ 8.08	$ 8.38
Total ReturnB, C, D	6.50%	2.21%	21.91%	10.82%	(3.03)%	20.47%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60%A	1.65%	1.69%	1.85%	2.03%	2.41%
Expenses net of fee waivers, if any	1.60%A	1.65%	1.69%	1.70%	1.70%	1.75%
Expenses net of all reductions	1.60%A	1.65%	1.68%	1.69%	1.68%	1.73%
Net investment income (loss)	.63%A	.53%	.54%	.74%	.67%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,745	$ 26,369	$ 23,118	$ 10,690	$ 2,917	$ 1,034
Portfolio turnover rate G	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.07 per share is comprised of distributions from net investment income of $ .069 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.73	$ 8.88	$ 8.06	$ 8.36	$ 6.98
Income from Investment Operations
Net investment income (loss) E	.01	-I	-I	.02	.01	-I
Net realized and unrealized gain (loss)	.66	.19	1.89	.80	(.30)	1.38
Total from investment operations	.67	.19	1.89	.82	(.29)	1.38
Distributions from net investment income	-	-	(.03)	-	(.01)	-
Distributions from net realized gain	-	(.01)	(.01)	-	-I	-
Total distributions	-	(.01)	(.04)	-	(.01)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.58	$ 10.91	$ 10.73	$ 8.88	$ 8.06	$ 8.36
Total ReturnB, C, D	6.14%	1.76%	21.35%	10.17%	(3.47)%	19.77%
Ratios to Average Net Assets F, H
Expenses before reductions	2.06%A	2.14%	2.19%	2.35%	2.55%	2.87%
Expenses net of fee waivers, if any	2.06%A	2.14%	2.18%	2.20%	2.20%	2.25%
Expenses net of all reductions	2.06%A	2.14%	2.17%	2.19%	2.18%	2.23%
Net investment income (loss)	.16%A	.04%	.05%	.24%	.17%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 930	$ 1,404	$ 1,579	$ 1,116	$ 473	$ 581
Portfolio turnover rate G	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.69	$ 8.84	$ 8.03	$ 8.34	$ 6.98
Income from Investment Operations
Net investment income (loss) E	.01	.01	.01	.02	.01	-I
Net realized and unrealized gain (loss)	.66	.18	1.87	.80	(.31)	1.38
Total from investment operations	.67	.19	1.88	.82	(.30)	1.38
Distributions from net investment income	-	-	(.02)	(.01)	(.01)	-
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.02)
Total distributions	-	(.01)	(.03)	(.01)K	(.01)J	(.02)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.54	$ 10.87	$ 10.69	$ 8.84	$ 8.03	$ 8.34
Total ReturnB, C, D	6.16%	1.77%	21.29%	10.27%	(3.57)%	19.82%
Ratios to Average Net Assets F, H
Expenses before reductions	2.09%A	2.12%	2.19%	2.33%	2.52%	2.89%
Expenses net of fee waivers, if any	2.09%A	2.12%	2.18%	2.20%	2.20%	2.25%
Expenses net of all reductions	2.08%A	2.12%	2.17%	2.19%	2.18%	2.24%
Net investment income (loss)	.14%A	.06%	.05%	.24%	.17%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,955	$ 32,737	$ 17,196	$ 5,648	$ 2,767	$ 1,261
Portfolio turnover rate G	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of
$.005 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.84	$ 8.95	$ 8.12	$ 8.40	$ 7.02
Income from Investment Operations
Net investment income (loss) D	.07	.13	.11	.11	.10	.07
Net realized and unrealized gain (loss)	.67	.19	1.88	.81	(.30)	1.39
Total from investment operations	.74	.32	1.99	.92	(.20)	1.46
Distributions from net investment income	(.09)	(.05)	(.10)	(.08)	(.07)	(.06)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.03)
Total distributions	(.09)	(.06)	(.10)J	(.09)	(.08)	(.08)I
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.75	$ 11.10	$ 10.84	$ 8.95	$ 8.12	$ 8.40
Total ReturnB, C	6.72%	2.96%	22.48%	11.41%	(2.47)%	20.97%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00%A	1.04%	1.13%	1.28%	1.52%	1.89%
Expenses net of fee waivers, if any	1.00%A	1.04%	1.13%	1.20%	1.20%	1.25%
Expenses net of all reductions	1.00%A	1.04%	1.11%	1.19%	1.18%	1.23%
Net investment income (loss)	1.23%A	1.14%	1.11%	1.24%	1.17%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 791,049	$ 635,607	$ 430,914	$ 149,526	$ 53,437	$ 28,454
Portfolio turnover rateF	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.84	$ 8.94	$ 8.12	$ 8.40	$ 7.02
Income from Investment Operations
Net investment income (loss) D	.07	.13	.11	.10	.10	.07
Net realized and unrealized gain (loss)	.68	.18	1.90	.81	(.30)	1.39
Total from investment operations	.75	.31	2.01	.91	(.20)	1.46
Distributions from net investment income	(.10)	(.06)	(.10)	(.08)	(.07)	(.06)
Distributions from net realized gain	-	(.01)	(.01)	(.01)	(.01)	(.03)
Total distributions	(.10)	(.07)	(.11)	(.09)	(.08)	(.08)I
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.73	$ 11.08	$ 10.84	$ 8.94	$ 8.12	$ 8.40
Total ReturnB, C	6.78%	2.84%	22.66%	11.28%	(2.47)%	20.97%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00%A	1.04%	1.11%	1.27%	1.50%	1.92%
Expenses net of fee waivers, if any	1.00%A	1.04%	1.11%	1.20%	1.20%	1.25%
Expenses net of all reductions	1.00%A	1.04%	1.09%	1.19%	1.18%	1.23%
Net investment income (loss)	1.23%A	1.14%	1.13%	1.24%	1.17%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,972	$ 121,554	$ 38,771	$ 3,992	$ 493	$ 113
Portfolio turnover rate F	23%A	27%	32%	32%	68%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.84	$ 10.26
Income from Investment Operations
Net investment income (loss) D	.08	.14	.02
Net realized and unrealized gain (loss)	.68	.19	.56
Total from investment operations	.76	.33	.58
Distributions from net investment income	(.11)	(.06)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	(.11)	(.07)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 11.75	$ 11.10	$ 10.84
Total ReturnB, C	6.89%	3.07%	5.65%
Ratios to Average Net Assets E, H
Expenses before reductions	.87%A	.88%	.94%A
Expenses net of fee waivers, if any	.87%A	.88%	.94%A
Expenses net of all reductions	.87%A	.88%	.93%A
Net investment income (loss)	1.36%A	1.30%	.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 104	$ 106
Portfolio turnover rateF	23%A	27%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 176,980,396
Gross unrealized depreciation	(17,086,885)
Net unrealized appreciation (depreciation) on securities	$ 159,893,511

Tax cost	$ 1,091,771,118

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	(7,236,154)
Long-term	(1,281,020)
Total no expiration	(8,517,174)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $333,149,467 and $113,267,857, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .xx% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI EAFE Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 164,169	$ 6,099
Class T	.25%	.25%	68,217	1,156
Class B	.75%	.25%	6,444	4,861
Class C	.75%	.25%	175,032	57,103
			$ 413,862	$ 69,219

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 47,114
Class T	7,615
Class B*	218
Class C*	2,684
$ 57,631

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 142,394.22
Class T	39,333.29
Class B	1,596.25
Class C	48,190.27
International Growth	633,070.19
Institutional Class	138,698.19
Class Z	26.05
	$ 1,003,307

* Annualized

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5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $525 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $764 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $88,876, including $2,973 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,164 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Growth expenses during the period in the amount of $449.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 684,921	$ 253,092
Class T	29,128	40,595
International Growth	5,239,951	2,051,403
Institutional Class	1,064,912	246,949
Class Z	1,008	604
Total	$ 7,019,920	$ 2,592,643
From net realized gain
Class A	$ -	$ 66,995
Class T	-	20,298
Class B	-	1,337
Class C	-	16,479
International Growth	-	369,252
Institutional Class	-	38,992
Class Z	-	88
Total	$ -	$ 513,441

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	3,857,656	6,584,484	$ 43,484,116	$ 72,326,606
Reinvestment of distributions	60,571	27,068	669,305	291,793
Shares redeemed	(2,182,030)	(2,724,911)	(24,862,615)	(30,099,985)
Net increase (decrease)	1,736,197	3,886,641	$ 19,290,806	$ 42,518,414
Class T
Shares sold	559,535	834,072	$ 6,350,660	$ 9,114,198
Reinvestment of distributions	2,593	5,459	28,654	58,733
Shares redeemed	(844,626)	(585,464)	(9,797,542)	(6,459,248)
Net increase (decrease)	(282,498)	254,067	$ (3,418,228)	$ 2,713,683
Class B
Shares sold	14,946	35,020	$ 170,350	$ 380,789
Reinvestment of distributions	-	123	-	1,323
Shares redeemed	(63,374)	(53,583)	(725,415)	(587,919)
Net increase (decrease)	(48,428)	(18,440)	$ (555,065)	$ (205,807)
Class C
Shares sold	1,137,803	1,827,859	$ 12,816,972	$ 19,884,401
Reinvestment of distributions	-	1,498	-	16,049
Shares redeemed	(428,330)	(426,678)	(4,714,933)	(4,637,384)
Net increase (decrease)	709,473	1,402,679	$ 8,102,039	$ 15,263,066
International Growth
Shares sold	15,407,407	27,835,093	$ 175,085,722	$ 307,440,711
Reinvestment of distributions	387,169	197,948	4,301,448	2,143,781
Shares redeemed	(5,762,096)	(10,494,762)	(64,077,186)	(115,997,211)
Net increase (decrease)	10,032,480	17,538,279	$ 115,309,984	$ 193,587,281
Institutional Class
Shares sold	9,272,246	10,292,704	$ 104,857,463	$ 113,864,505
Reinvestment of distributions	92,581	24,180	1,026,721	261,623
Shares redeemed	(2,861,661)	(2,927,192)	(31,928,004)	(31,428,962)
Net increase (decrease)	6,503,166	7,389,692	$ 73,956,180	$ 82,697,166
Class Z
Reinvestment of distributions	91	64	$ 1,008	$ 692
Shares redeemed	(1,296)	(475)	(14,588)	(5,267)
Net increase (decrease)	(1,205)	(411)	$ (13,580)	$ (4,575)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

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Fidelity Advisor®

International Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Class A, Class T, Class B, and
Class C are classes of Fidelity®
International Small Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.53%
Actual		$ 1,000.00	$ 1,112.20	$ 8.01
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class T	1.81%
Actual		$ 1,000.00	$ 1,110.10	$ 9.47
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Class B	2.31%
Actual		$ 1,000.00	$ 1,107.60	$ 12.07
HypotheticalA		$ 1,000.00	$ 1,013.34	$ 11.53
Class C	2.30%
Actual		$ 1,000.00	$ 1,107.40	$ 12.02
HypotheticalA		$ 1,000.00	$ 1,013.39	$ 11.48
International Small Cap	1.25%
Actual		$ 1,000.00	$ 1,113.30	$ 6.55
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.19%
Actual		$ 1,000.00	$ 1,113.70	$ 6.24
HypotheticalA		$ 1,000.00	$ 1,018.89	$ 5.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Japan 19.9%
United Kingdom 15.4%
United States of America* 6.7%
Switzerland 4.7%
Australia 4.0%
Cayman Islands 3.7%
France 3.6%
Germany 3.5%
Canada 3.5%
Other 35.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Japan 21.2%
United Kingdom 16.9%
United States of America* 5.7%
Australia 5.4%
Switzerland 4.3%
Canada 4.2%
France 3.5%
Germany 3.4%
Cayman Islands 3.2%
Other 32.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.6	95.5
Short-Term Investments and Net Other Assets (Liabilities)	5.4	4.5
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Tsuruha Holdings, Inc. (Japan, Food & Staples Retailing)	1.3	2.2
EBOS Group Ltd. (New Zealand, Health Care Providers & Services)	1.2	1.2
Vontobel Holdings AG (Switzerland, Capital Markets)	1.2	0.9
United Drug PLC (United Kingdom) (Ireland, Health Care Providers & Services)	1.2	0.9
Close Brothers Group PLC (United Kingdom, Capital Markets)	1.1	1.3
Frutarom Industries Ltd. (Israel, Chemicals)	1.1	0.8
Jyske Bank A/S (Reg.) (Denmark, Banks)	1.0	1.0
Nitori Holdings Co. Ltd. (Japan, Specialty Retail)	1.0	1.1
Allied World Assurance Co. (Switzerland, Insurance)	1.0	0.9
TKC Corp. (Japan, IT Services)	1.0	0.8
	11.1
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	18.8
Industrials	17.9	19.4
Consumer Discretionary	17.2	15.8
Information Technology	9.0	11.1
Health Care	8.8	7.9
Materials	7.9	8.4
Consumer Staples	7.0	7.7
Energy	4.3	5.2
Utilities	0.4	0.4
Telecommunication Services	0.2	0.8

Semiannual Report

Investments April 30, 2015

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Australia - 4.0%
Austal Ltd.	1,526,611	$ 2,404,086
Bradken Ltd.	1,175,659	2,130,519
Challenger Ltd.	875,601	4,898,851
Charter Hall Group unit	1,122,224	4,555,809
GUD Holdings Ltd.	789,794	4,962,528
Imdex Ltd. (a)	7,363,809	1,981,299
Life Healthcare Group Ltd.	1,826,612	4,712,295
Nanosonics Ltd. (a)	1,455,582	1,889,075
RCG Corp. Ltd.	2,723,482	2,176,780
Slater & Gordon Ltd. (d)	599,606	3,008,319
SomnoMed Ltd. (a)	584,445	1,156,251
TOTAL AUSTRALIA		33,875,812
Austria - 1.4%
Andritz AG	98,812	5,785,122
RHI AG	197,700	5,666,376
TOTAL AUSTRIA		11,451,498
Bailiwick of Jersey - 1.3%
Kennedy Wilson Europe Real Estate PLC	184,085	3,143,342
Regus PLC	2,073,400	7,918,978
TOTAL BAILIWICK OF JERSEY		11,062,320
Belgium - 0.8%
Barco NV (d)	54,903	3,711,347
Econocom Group SA (d)	402,799	3,511,517
TOTAL BELGIUM		7,222,864
Bermuda - 2.6%
APT Satellite Holdings Ltd.	1,262,500	1,980,763
BW Offshore Ltd.	5,099,413	3,799,056
Hiscox Ltd.	538,507	6,784,861
Petra Diamonds Ltd. (a)	2,173,600	5,213,139
Travelport Worldwide Ltd. (d)	287,000	4,543,210
TOTAL BERMUDA		22,321,029
Brazil - 0.1%
QGEP Participacoes SA	345,200	831,793
British Virgin Islands - 0.2%
Gem Diamonds Ltd.	793,100	1,695,755
Canada - 3.5%
AutoCanada, Inc. (d)	83,500	2,764,878
Common Stocks - continued
	Shares	Value
Canada - continued
Constellation Software, Inc.	6,666	$ 2,613,359
Constellation Software, Inc. rights 9/15/15 (a)	6,666	1,989
Dorel Industries, Inc. Class B (sub. vtg.)	104,700	3,080,688
Genesis Land Development Corp.	886,300	2,431,540
Jean Coutu Group, Inc. Class A (sub. vtg.)	123,060	2,394,902
Lassonde Industries, Inc. Class A (sub. vtg.)	27,300	3,099,959
McCoy Global, Inc.	947,400	3,243,068
ShawCor Ltd. Class A	118,129	3,999,643
Whitecap Resources, Inc. (d)	447,181	5,541,116
Whitecap Resources, Inc. rights (a)	24,800	308,330
TOTAL CANADA		29,479,472
Cayman Islands - 3.7%
AMVIG Holdings Ltd.	11,964,000	6,545,001
Bonjour Holdings Ltd.	35,822,800	3,235,378
China High Precision Automation Group Ltd. (a)	712,000	0
China Metal Recycling (Holdings) Ltd. (a)	436,800	0
Greatview Aseptic Pack Co. Ltd.	4,526,000	2,732,926
Lifestyle International Holdings Ltd.	3,549,500	6,640,530
Pico Far East Holdings Ltd.	18,482,000	5,365,361
SITC International Holdings Co. Ltd.	9,171,000	6,803,807
TOTAL CAYMAN ISLANDS		31,323,003
Chile - 0.6%
Quinenco SA	2,329,414	5,065,566
Denmark - 1.0%
Jyske Bank A/S (Reg.) (a)	181,279	8,877,032
Finland - 2.4%
Amer Group PLC (A Shares)	297,916	7,455,649
Asiakastieto Group Oyj (a)	167,100	2,742,477
Cramo Oyj (B Shares) (d)	173,356	3,221,278
Olvi PLC (A Shares)	88,058	2,503,667
Tikkurila Oyj (d)	205,600	4,234,580
TOTAL FINLAND		20,157,651
France - 3.6%
ALTEN	108,300	5,286,415
Coface SA	269,300	3,356,647
Faiveley Transport	56,801	3,569,631
Sopra Steria Group	8,100	715,394
The Lisi Group	140,500	4,315,150
The Vicat Group	77,698	5,602,572
Common Stocks - continued
	Shares	Value
France - continued
Thermador Groupe SA (d)	23,900	$ 2,103,732
Wendel SA	42,052	5,164,959
TOTAL FRANCE		30,114,500
Germany - 3.5%
AURELIUS AG	128,735	6,172,821
CompuGroup Medical AG	229,549	6,561,381
GEA Group AG	86,701	4,163,897
LEG Immobilien AG	68,148	5,287,418
LEONI AG	86,547	5,542,531
SHW Group	49,128	2,184,923
TOTAL GERMANY		29,912,971
Greece - 0.6%
Metka SA	283,500	2,644,167
Motor Oil (HELLAS) Corinth Refineries SA	250,290	2,191,652
TOTAL GREECE		4,835,819
Hong Kong - 2.1%
Dah Sing Banking Group Ltd.	2,636,800	5,749,517
Far East Horizon Ltd.	3,252,000	3,448,973
Magnificent Estates Ltd.	100,002,000	4,773,950
Techtronic Industries Co. Ltd.	991,000	3,522,595
TOTAL HONG KONG		17,495,035
India - 0.6%
Edelweiss Financial Services Ltd.	2,190,133	2,131,623
McLeod Russel India Ltd.	789,678	3,010,951
TOTAL INDIA		5,142,574
Indonesia - 0.3%
PT Media Nusantara Citra Tbk	12,881,400	2,191,204
Ireland - 2.1%
C&C Group PLC	1,010,300	4,093,814
Mincon Group PLC	4,629,007	3,727,660
United Drug PLC (United Kingdom)	1,222,449	9,942,185
TOTAL IRELAND		17,763,659
Isle of Man - 0.4%
Optimal Payment PLC (a)(d)	393,900	1,790,013
Optimal Payment PLC rights 5/1/15 (a)	656,500	1,393,738
TOTAL ISLE OF MAN		3,183,751
Common Stocks - continued
	Shares	Value
Israel - 1.1%
Frutarom Industries Ltd.	213,310	$ 9,086,776
Italy - 0.9%
Banco di Desio e della Brianza SpA	32,080	113,253
Cerved Information Solutions SpA	480,000	3,482,546
Danieli & C. Officine Meccaniche SpA	160,697	3,910,082
TOTAL ITALY		7,505,881
Japan - 19.9%
A/S One Corp.	128,900	4,138,342
ACOM Co. Ltd. (a)(d)	574,700	1,908,204
Aeon Delight Co. Ltd.	149,900	3,969,731
Ain Pharmaciez, Inc.	89,500	3,157,616
Arc Land Sakamoto Co. Ltd.	164,000	3,955,839
Broadleaf Co. Ltd.	410,200	6,395,314
Daiwa Industries Ltd.	470,700	3,234,359
Fuji Corp.	147,800	2,358,186
Fukuda Denshi Co. Ltd.	117,700	6,739,432
Funai Soken Holdings, Inc.	128,500	1,297,149
GMO Internet, Inc.	388,500	4,883,900
Iida Group Holdings Co. Ltd.	325,351	4,366,762
JSR Corp.	445,100	7,592,265
KAWAI Musical Instruments Manufacturing Co. Ltd.	211,400	4,505,623
Kinugawa Rubber Industrial Co. Ltd.	720,000	3,311,019
Kotobuki Spirits Co. Ltd.	87,700	1,856,469
Leopalace21 Corp. (a)	949,500	5,476,202
Meitec Corp.	152,600	4,914,168
Message Co. Ltd.	43,000	1,333,095
Miraca Holdings, Inc.	110,200	5,544,102
Mitani Shoji Co. Ltd.	234,300	5,051,431
Monex Group, Inc.	699,100	1,900,092
Nihon House Holdings Co. Ltd. (d)	1,260,000	5,877,603
Nitori Holdings Co. Ltd.	111,100	8,544,598
Paramount Bed Holdings Co. Ltd.	182,000	4,931,324
Ricoh Leasing Co. Ltd.	231,200	6,702,154
San-Ai Oil Co. Ltd.	569,000	3,779,326
Ship Healthcare Holdings, Inc.	192,100	4,694,956
TKC Corp.	342,600	8,182,517
Tokyo Ohka Kogyo Co. Ltd.	67,500	2,100,950
Toshiba Plant Systems & Services Corp.	251,600	3,498,230
Toyo Suisan Kaisha Ltd.	114,800	4,016,888
Tsuruha Holdings, Inc.	149,700	10,857,553
Common Stocks - continued
	Shares	Value
Japan - continued
Uchiyama Holdings Co. Ltd.	300,900	$ 1,406,229
VT Holdings Co. Ltd.	1,427,600	7,163,124
Welcia Holdings Co. Ltd.	80,400	3,515,676
Yamada Consulting Group Co. Ltd.	171,500	5,116,376
TOTAL JAPAN		168,276,804
Korea (South) - 2.2%
BGFretail Co. Ltd	44,006	4,800,536
DGB Financial Group Co. Ltd.	186,915	2,108,436
Fila Korea Ltd.	32,888	3,206,024
Hy-Lok Corp.	122,948	3,880,970
Nice Information & Telecom, Inc.	82,261	2,432,447
NS Shopping Co. Ltd.	3,800	797,319
TK Corp. (a)	177,678	1,781,547
TOTAL KOREA (SOUTH)		19,007,279
Luxembourg - 0.9%
Grand City Properties SA (a)	403,378	7,645,846
Malaysia - 0.3%
Kossan Rubber Industries Bhd	1,435,300	2,417,347
Netherlands - 1.5%
Amsterdam Commodities NV	186,221	5,280,701
BinckBank NV	230,200	2,307,242
IMCD Group BV	136,800	5,097,906
TOTAL NETHERLANDS		12,685,849
New Zealand - 2.0%
EBOS Group Ltd.	1,408,656	10,246,243
Nuplex Industries Ltd.	2,511,129	6,439,841
TOTAL NEW ZEALAND		16,686,084
Norway - 2.0%
ABG Sundal Collier ASA (a)	6,803,251	4,854,625
Ekornes A/S	358,302	5,018,807
Kongsberg Gruppen ASA	290,200	6,235,854
Spectrum ASA	122,708	574,053
TOTAL NORWAY		16,683,339
Singapore - 2.4%
Amtek Engineering Ltd.	5,805,500	2,939,605
Boustead Projects Pte Ltd. (a)	618,906	488,782
Boustead Singapore Ltd.	2,063,020	2,206,147
Hour Glass Ltd.	7,402,400	4,363,567
Common Stocks - continued
	Shares	Value
Singapore - continued
Mapletree Industrial (REIT)	2,750,047	$ 3,346,112
OSIM International Ltd.	3,291,600	5,049,840
Wing Tai Holdings Ltd.	1,525,900	2,260,251
TOTAL SINGAPORE		20,654,304
South Africa - 1.1%
Capitec Bank Holdings Ltd.	52,600	2,476,074
Clicks Group Ltd. (e)	878,076	6,738,221
TOTAL SOUTH AFRICA		9,214,295
Spain - 0.5%
Hispania Activos Inmobiliarios SA (a)	315,800	4,500,226
Sweden - 0.7%
AddTech AB (B Shares)	188,656	2,480,876
Meda AB (A Shares)	198,600	3,333,580
TOTAL SWEDEN		5,814,456
Switzerland - 4.7%
Allied World Assurance Co.	206,900	8,511,866
Clariant AG (Reg.)	212,622	4,668,048
Daetwyler Holdings AG	17,902	2,540,935
Pargesa Holding SA	87,736	6,390,460
Vontobel Holdings AG	227,903	10,125,267
VZ Holding AG	36,481	7,781,466
TOTAL SWITZERLAND		40,018,042
Taiwan - 1.1%
King's Town Bank	2,458,000	2,524,133
Richtek Technology Corp.	446,000	2,533,925
Tripod Technology Corp.	2,010,000	3,937,831
TOTAL TAIWAN		8,995,889
Thailand - 1.1%
Delta Electronics PCL (For. Reg.)	2,756,400	6,984,051
TISCO Financial Group PCL	1,903,000	2,612,980
TOTAL THAILAND		9,597,031
Turkey - 0.4%
Aygaz A/S	821,000	3,010,477
United Kingdom - 15.4%
Aberdeen Asset Management PLC	623,800	4,529,708
Alent PLC	577,608	3,207,705
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Amec Foster Wheeler PLC	391,728	$ 5,484,660
Ashmore Group PLC (d)	910,593	4,304,645
Balfour Beatty PLC	759,300	2,810,380
BBA Aviation PLC	1,182,881	6,224,086
Bond International Software PLC	843,266	1,526,210
Brammer PLC	587,664	3,408,461
Brewin Dolphin Holding PLC	781,163	4,056,841
Cineworld Group PLC	910,476	6,800,328
Close Brothers Group PLC	393,200	9,191,228
Countrywide PLC	951,700	7,639,127
Diploma PLC	361,352	4,432,398
Exova Group Ltd. PLC	911,700	2,645,678
Informa PLC	704,301	5,998,226
ITE Group PLC	1,400,500	4,021,355
Luxfer Holdings PLC sponsored ADR	420,500	5,403,425
McColl's Retail Group PLC	812,307	2,118,992
Mears Group PLC	873,960	5,737,102
Meggitt PLC	452,983	3,660,725
Micro Focus International PLC	421,279	8,108,416
Moneysupermarket.com Group PLC	1,009,900	4,327,470
Provident Financial PLC	128,278	5,917,004
Pureprofile Media PLC (f)	2,238,850	885,857
Silverdell PLC (a)	12,644,400	194
Sinclair Pharma PLC (a)	6,642,987	4,225,099
Spectris PLC	184,900	6,076,857
Ultra Electronics Holdings PLC	267,744	7,120,124
TOTAL UNITED KINGDOM		129,862,301
United States of America - 1.3%
Dillard's, Inc. Class A	61,071	8,036,333
Hornbeck Offshore Services, Inc. (a)(d)	143,100	3,269,835
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)(f)	27,500	6,723
TOTAL UNITED STATES OF AMERICA		11,312,891
TOTAL COMMON STOCKS (Cost $735,420,879)		796,978,425
Nonconvertible Preferred Stocks - 0.3%

Brazil - 0.3%
Banco ABC Brasil SA (Cost $2,337,722)	595,300	2,548,788
Money Market Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	40,461,828	$ 40,461,828
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	16,973,028	16,973,028
TOTAL MONEY MARKET FUNDS (Cost $57,434,856)		57,434,856
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $795,193,457)		856,962,069
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(11,571,118)
NET ASSETS - 100%		$ 845,390,951
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) A portion of the security sold on a delayed delivery basis.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $892,580 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pureprofile Media PLC	11/6/14	$ 958,676
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,112
Fidelity Securities Lending Cash Central Fund	70,251
Total	$ 94,363
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 144,829,800	$ 67,718,504	$ 77,111,296	$ -
Consumer Staples	57,445,945	20,044,569	37,401,376	-
Energy	35,228,679	19,399,932	15,828,747	-
Financials	187,218,169	49,604,953	137,613,216	-
Health Care	73,270,936	20,421,211	52,849,725	-
Industrials	154,476,644	30,898,307	123,578,143	194
Information Technology	75,298,567	18,503,602	55,909,108	885,857
Materials	66,767,233	26,785,843	39,981,390	-
Telecommunication Services	1,980,763	1,980,763	-	-
Utilities	3,010,477	3,010,477	-	-
Money Market Funds	57,434,856	57,434,856	-	-
Total Investments in Securities:	$ 856,962,069	$ 315,803,017	$ 540,273,001	$ 886,051

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 364,995,764
Level 2 to Level 1	$ 132,207,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015

Assets
Investment in securities, at value (including securities loaned of $16,131,033) - See accompanying schedule: Unaffiliated issuers (cost $737,758,601)	$ 799,527,213
Fidelity Central Funds (cost $57,434,856)	57,434,856
Total Investments (cost $795,193,457)		$ 856,962,069
Cash		20,494
Foreign currency held at value (cost $209,409)		209,410
Receivable for investments sold
Regular delivery		2,937,857
Delayed delivery		423,642
Receivable for fund shares sold		2,737,658
Dividends receivable		4,061,472
Distributions receivable from Fidelity Central Funds		19,102
Prepaid expenses		777
Other receivables		14,203
Total assets		867,386,684

Liabilities
Payable for investments purchased	$ 3,277,824
Payable for fund shares redeemed	716,925
Accrued management fee	625,388
Distribution and service plan fees payable	18,523
Other affiliated payables	196,703
Other payables and accrued expenses	187,342
Collateral on securities loaned, at value	16,973,028
Total liabilities		21,995,733

Net Assets		$ 845,390,951
Net Assets consist of:
Paid in capital		$ 778,306,299
Undistributed net investment income		5,030,279
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		303,759
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		61,750,614
Net Assets		$ 845,390,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,862,836 ÷ 1,088,728 shares)	$ 23.76

Maximum offering price per share (100/94.25 of $23.76)	$ 25.21
Class T: Net Asset Value and redemption price per share ($11,893,094 ÷ 503,128 shares)	$ 23.64

Maximum offering price per share (100/96.50 of $23.64)	$ 24.50
Class B: Net Asset Value and offering price per share ($429,593 ÷ 18,397 shares)A	$ 23.35

Class C: Net Asset Value and offering price per share ($10,044,782 ÷ 435,200 shares)A	$ 23.08

International Small Cap: Net Asset Value, offering price and redemption price per share ($787,896,354 ÷ 32,689,167 shares)	$ 24.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,264,292 ÷ 381,484 shares)	$ 24.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2015

Investment Income
Dividends		$ 11,447,883
Income from Fidelity Central Funds		94,363
Income before foreign taxes withheld		11,542,246
Less foreign taxes withheld		(811,592)
Total income		10,730,654

Expenses
Management fee Basic fee	$ 3,430,863
Performance adjustment	243,998
Transfer agent fees	1,010,727
Distribution and service plan fees	113,958
Accounting and security lending fees	195,142
Custodian fees and expenses	57,214
Independent trustees' compensation	1,642
Registration fees	47,346
Audit	81,974
Legal	1,749
Miscellaneous	5,809
Total expenses before reductions	5,190,422
Expense reductions	(1,846)	5,188,576
Net investment income (loss)		5,542,078
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $109,783)	8,825,411
Foreign currency transactions	(130,169)
Total net realized gain (loss)		8,695,242
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $51,983)	69,433,131
Assets and liabilities in foreign currencies	33,718
Total change in net unrealized appreciation (depreciation)		69,466,849
Net gain (loss)		78,162,091
Net increase (decrease) in net assets resulting from operations		$ 83,704,169

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,542,078	$ 10,368,645
Net realized gain (loss)	8,695,242	226,736,010
Change in net unrealized appreciation (depreciation)	69,466,849	(253,669,311)
Net increase (decrease) in net assets resulting from operations	83,704,169	(16,564,656)
Distributions to shareholders from net investment income	(7,662,528)	(4,012,676)
Distributions to shareholders from net realized gain	(116,906,834)	(26,257,450)
Total distributions	(124,569,362)	(30,270,126)
Share transactions - net increase (decrease)	(13,859,721)	(201,807,331)
Redemption fees	42,072	276,780
Total increase (decrease) in net assets	(54,682,842)	(248,365,333)

Net Assets
Beginning of period	900,073,793	1,148,439,126
End of period (including undistributed net investment income of $5,030,279 and undistributed net investment income of $7,150,729, respectively)	$ 845,390,951	$ 900,073,793

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.98	$ 26.34	$ 19.74	$ 18.97	$ 20.42	$ 17.28
Income from Investment Operations
Net investment income (loss) E	.13	.17	.06	.06	.10	.03
Net realized and unrealized gain (loss)	2.26	(.89)	6.94	1.09	(.88)	3.51
Total from investment operations	2.39	(.72)	7.00	1.15	(.78)	3.54
Distributions from net investment income	(.16)	(.05)	(.07)	(.11)	(.02)	(.06)
Distributions from net realized gain	(3.45)	(.60)	(.33)	(.27)	(.66)	(.34)
Total distributions	(3.61)	(.65)	(.40)	(.38)	(.68)	(.40)
Redemption fees added to paid in capital E	-I	.01	-I	-I	.01	-I
Net asset value, end of period	$ 23.76	$ 24.98	$ 26.34	$ 19.74	$ 18.97	$ 20.42
Total ReturnB, C, D	11.22%	(2.79)%	36.18%	6.28%	(4.00)%	20.85%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53%A	1.50%	1.61%	1.63%	1.56%	1.71%
Expenses net of fee waivers, if any	1.53%A	1.50%	1.61%	1.63%	1.55%	1.65%
Expenses net of all reductions	1.53%A	1.50%	1.60%	1.60%	1.54%	1.63%
Net investment income (loss)	1.12%A	.65%	.25%	.32%	.49%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,863	$ 24,572	$ 24,020	$ 14,125	$ 17,185	$ 19,720
Portfolio turnover rate G	27%A	102%	54%	68%	47%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.81	$ 26.17	$ 19.59	$ 18.80	$ 20.23	$ 17.14
Income from Investment Operations
Net investment income (loss) E	.09	.10	-I	.01	.05	(.02)
Net realized and unrealized gain (loss)	2.25	(.87)	6.90	1.08	(.86)	3.47
Total from investment operations	2.34	(.77)	6.90	1.09	(.81)	3.45
Distributions from net investment income	(.06)	-	-	(.03)	-	(.02)
Distributions from net realized gain	(3.45)	(.60)	(.32)	(.27)	(.63)	(.34)
Total distributions	(3.51)	(.60)	(.32)	(.30)	(.63)	(.36)
Redemption fees added to paid in capital E	-I	.01	-I	-I	.01	-I
Net asset value, end of period	$ 23.64	$ 24.81	$ 26.17	$ 19.59	$ 18.80	$ 20.23
Total ReturnB, C, D	11.01%	(3.00)%	35.80%	5.97%	(4.18)%	20.46%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81%A	1.77%	1.87%	1.88%	1.82%	1.97%
Expenses net of fee waivers, if any	1.81%A	1.77%	1.87%	1.88%	1.81%	1.90%
Expenses net of all reductions	1.81%A	1.76%	1.85%	1.85%	1.79%	1.88%
Net investment income (loss)	.85%A	.38%	(.01)%	.07%	.24%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,893	$ 12,296	$ 13,530	$ 9,262	$ 13,744	$ 16,092
Portfolio turnover rate G	27%A	102%	54%	68%	47%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.51	$ 25.87	$ 19.22	$ 18.38	$ 19.79	$ 16.78
Income from Investment Operations
Net investment income (loss) E	.04	(.03)	(.11)	(.08)	(.05)	(.10)
Net realized and unrealized gain (loss)	2.22	(.87)	6.84	1.07	(.85)	3.39
Total from investment operations	2.26	(.90)	6.73	.99	(.90)	3.29
Distributions from net realized gain	(3.42)	(.47)	(.08)	(.15)	(.52)	(.28)
Redemption fees added to paid in capital E	-I	.01	-I	-I	.01	-I
Net asset value, end of period	$ 23.35	$ 24.51	$ 25.87	$ 19.22	$ 18.38	$ 19.79
Total ReturnB, C, D	10.76%	(3.52)%	35.14%	5.45%	(4.68)%	19.90%
Ratios to Average Net Assets F, H
Expenses before reductions	2.31%A	2.28%	2.37%	2.38%	2.32%	2.47%
Expenses net of fee waivers, if any	2.31%A	2.28%	2.36%	2.38%	2.30%	2.40%
Expenses net of all reductions	2.31%A	2.27%	2.35%	2.35%	2.29%	2.38%
Net investment income (loss)	.35%A	(.13)%	(.51)%	(.43)%	(.26)%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 430	$ 507	$ 795	$ 790	$ 2,067	$ 3,457
Portfolio turnover rate G	27%A	102%	54%	68%	47%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.27	$ 25.68	$ 19.18	$ 18.38	$ 19.85	$ 16.85
Income from Investment Operations
Net investment income (loss) E	.04	(.02)	(.11)	(.08)	(.04)	(.10)
Net realized and unrealized gain (loss)	2.19	(.85)	6.79	1.07	(.85)	3.40
Total from investment operations	2.23	(.87)	6.68	.99	(.89)	3.30
Distributions from net realized gain	(3.42)	(.55)	(.18)	(.19)	(.59)	(.30)
Redemption fees added to paid in capital E	-I	.01	-I	-I	.01	-I
Net asset value, end of period	$ 23.08	$ 24.27	$ 25.68	$ 19.18	$ 18.38	$ 19.85
Total ReturnB, C, D	10.74%	(3.43)%	35.15%	5.46%	(4.64)%	19.86%
Ratios to Average Net Assets F, H
Expenses before reductions	2.30%A	2.23%	2.33%	2.38%	2.27%	2.42%
Expenses net of fee waivers, if any	2.30%A	2.22%	2.33%	2.38%	2.26%	2.40%
Expenses net of all reductions	2.30%A	2.22%	2.32%	2.35%	2.24%	2.37%
Net investment income (loss)	.36%A	(.07)%	(.47)%	(.43)%	(.21)%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,045	$ 12,576	$ 13,426	$ 6,799	$ 9,545	$ 13,501
Portfolio turnover rate G	27%A	102%	54%	68%	47%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.34	$ 26.67	$ 19.99	$ 19.23	$ 20.66	$ 17.48
Income from Investment Operations
Net investment income (loss) D	.16	.25	.12	.11	.17	.07
Net realized and unrealized gain (loss)	2.29	(.90)	7.02	1.10	(.89)	3.53
Total from investment operations	2.45	(.65)	7.14	1.21	(.72)	3.60
Distributions from net investment income	(.24)	(.09)	(.14)	(.18)	(.06)	(.08)
Distributions from net realized gain	(3.45)	(.60)	(.33)	(.27)	(.66)	(.34)
Total distributions	(3.69)	(.69)	(.46)I	(.45)	(.72)	(.42)
Redemption fees added to paid in capital D	-H	.01	-H	-H	.01	-H
Net asset value, end of period	$ 24.10	$ 25.34	$ 26.67	$ 19.99	$ 19.23	$ 20.66
Total ReturnB, C	11.33%	(2.48)%	36.56%	6.55%	(3.65)%	21.02%
Ratios to Average Net Assets E, G
Expenses before reductions	1.26%A	1.21%	1.33%	1.35%	1.26%	1.44%
Expenses net of fee waivers, if any	1.25%A	1.20%	1.32%	1.35%	1.25%	1.44%
Expenses net of all reductions	1.25%A	1.20%	1.31%	1.33%	1.23%	1.42%
Net investment income (loss)	1.40%A	.95%	.53%	.59%	.80%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 787,896	$ 842,031	$ 1,029,629	$ 692,769	$ 856,692	$ 808,478
Portfolio turnover rate F	27%A	102%	54%	68%	47%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.46 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.327 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.34	$ 26.67	$ 20.00	$ 19.24	$ 20.66	$ 17.47
Income from Investment Operations
Net investment income (loss) D	.17	.29	.16	.13	.18	.09
Net realized and unrealized gain (loss)	2.30	(.90)	7.00	1.10	(.89)	3.53
Total from investment operations	2.47	(.61)	7.16	1.23	(.71)	3.62
Distributions from net investment income	(.08)	(.13)	(.16)	(.20)	(.06)	(.09)
Distributions from net realized gain	(3.45)	(.60)	(.33)	(.27)	(.66)	(.34)
Total distributions	(3.53)	(.73)	(.49)	(.47)	(.72)	(.43)
Redemption fees added to paid in capital D	-H	.01	-H	-H	.01	-H
Net asset value, end of period	$ 24.28	$ 25.34	$ 26.67	$ 20.00	$ 19.24	$ 20.66
Total ReturnB, C	11.37%	(2.35)%	36.68%	6.65%	(3.62)%	21.15%
Ratios to Average Net Assets E, G
Expenses before reductions	1.19%A	1.08%	1.20%	1.25%	1.22%	1.34%
Expenses net of fee waivers, if any	1.19%A	1.08%	1.20%	1.25%	1.21%	1.34%
Expenses net of all reductions	1.19%A	1.08%	1.18%	1.22%	1.19%	1.31%
Net investment income (loss)	1.47%A	1.07%	.66%	.70%	.84%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,264	$ 8,092	$ 67,038	$ 9,503	$ 15,752	$ 8,231
Portfolio turnover rateF	27%A	102%	54%	68%	47%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015

1. Organization.

Fidelity® International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 115,135,403
Gross unrealized depreciation	(61,115,594)
Net unrealized appreciation (depreciation) on securities	$ 54,019,809

Tax cost	$ 802,942,260

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $105,012,023 and $243,700,527, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to its benchmark index, the MSCI All Country World ex USA Small Cap Index effective April 1, 2014 (the MSCI EAFE Small Cap Index prior to April 1, 2014), over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .91% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 29,572	$ 757
Class T	.25%	.25%	28,884	336
Class B	.75%	.25%	2,235	1,689
Class C	.75%	.25%	53,267	6,474
			$ 113,958	$ 9,256

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,739
Class T	1,570
Class B*	32
Class C*	2,195
$ 11,536

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 32,791.28
Class T	17,512.30
Class B	664.30
Class C	15,566.29
International Small Cap	936,865.25
Institutional Class	7,329.18
	$ 1,010,727

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $262 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,975.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $650 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $494,737. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $70,251, including $125 from securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Small Cap expenses during the period in the amount of $1,835.

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 155,785	$ 48,210
Class T	27,108	-
International Small Cap	7,454,709	3,601,146
Institutional Class	24,926	363,320
Total	$ 7,662,528	$ 4,012,676
From net realized gain
Class A	$ 3,382,206	$ 564,345
Class T	1,671,017	310,220
Class B	66,002	14,343
Class C	1,697,539	305,689
International Small Cap	109,040,767	23,368,303
Institutional Class	1,049,303	1,694,550
Total	$ 116,906,834	$ 26,257,450

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	144,281	355,842	$ 3,284,195	$ 9,376,508
Reinvestment of distributions	159,613	22,103	3,404,539	571,356
Shares redeemed	(198,700)	(306,489)	(4,370,715)	(8,061,522)
Net increase (decrease)	105,194	71,456	$ 2,318,019	$ 1,886,342
Class T
Shares sold	36,510	115,645	$ 831,282	$ 3,022,509
Reinvestment of distributions	77,005	11,686	1,636,354	300,676
Shares redeemed	(106,019)	(148,659)	(2,357,144)	(3,861,942)
Net increase (decrease)	7,496	(21,328)	$ 110,492	$ (538,757)
Class B
Shares sold	407	3,137	$ 9,032	$ 80,198
Reinvestment of distributions	2,954	538	62,128	13,734
Shares redeemed	(5,642)	(13,726)	(125,892)	(356,690)
Net increase (decrease)	(2,281)	(10,051)	$ (54,732)	$ (262,758)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	52,097	207,733	$ 1,140,048	$ 5,326,341
Reinvestment of distributions	71,584	10,499	1,488,229	265,425
Shares redeemed	(206,727)	(222,725)	(4,430,547)	(5,644,059)
Net increase (decrease)	(83,046)	(4,493)	$ (1,802,270)	$ (52,293)
International Small Cap
Shares sold	2,614,655	7,158,603	$ 60,120,763	$ 190,711,642
Reinvestment of distributions	5,231,399	988,313	113,102,853	25,844,388
Shares redeemed	(8,385,024)	(13,529,838)	(188,987,973)	(360,297,655)
Net increase (decrease)	(538,970)	(5,382,922)	$ (15,764,357)	$ (143,741,625)
Institutional Class
Shares sold	106,777	1,844,038	$ 2,442,413	$ 48,462,558
Reinvestment of distributions	46,102	61,170	1,003,648	1,598,368
Shares redeemed	(90,716)	(4,099,284)	(2,112,934)	(109,159,166)
Net increase (decrease)	62,163	(2,194,076)	$ 1,333,127	$ (59,098,240)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2015 and for the year ended October 31, 2014, and the financial highlights for the six months ended April 30, 2015 and for each of the five years in the period ended October 31, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2015 and for the year ended October 31, 2014, and the financial highlights for the six months ended April 30, 2015 and for each of the five years in the period ended October 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AISC-USAN-0615
1.800643.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Small Cap

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® International Small Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.53%
Actual		$ 1,000.00	$ 1,112.20	$ 8.01
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class T	1.81%
Actual		$ 1,000.00	$ 1,110.10	$ 9.47
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Class B	2.31%
Actual		$ 1,000.00	$ 1,107.60	$ 12.07
HypotheticalA		$ 1,000.00	$ 1,013.34	$ 11.53
Class C	2.30%
Actual		$ 1,000.00	$ 1,107.40	$ 12.02
HypotheticalA		$ 1,000.00	$ 1,013.39	$ 11.48
International Small Cap	1.25%
Actual		$ 1,000.00	$ 1,113.30	$ 6.55
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.19%
Actual		$ 1,000.00	$ 1,113.70	$ 6.24
HypotheticalA		$ 1,000.00	$ 1,018.89	$ 5.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Japan 19.9%
United Kingdom 15.4%
United States of America* 6.7%
Switzerland 4.7%
Australia 4.0%
Cayman Islands 3.7%
France 3.6%
Germany 3.5%
Canada 3.5%
Other 35.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Japan 21.2%
United Kingdom 16.9%
United States of America* 5.7%
Australia 5.4%
Switzerland 4.3%
Canada 4.2%
France 3.5%
Germany 3.4%
Cayman Islands 3.2%
Other 32.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.6	95.5
Short-Term Investments and Net Other Assets (Liabilities)	5.4	4.5
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Tsuruha Holdings, Inc. (Japan, Food & Staples Retailing)	1.3	2.2
EBOS Group Ltd. (New Zealand, Health Care Providers & Services)	1.2	1.2
Vontobel Holdings AG (Switzerland, Capital Markets)	1.2	0.9
United Drug PLC (United Kingdom) (Ireland, Health Care Providers & Services)	1.2	0.9
Close Brothers Group PLC (United Kingdom, Capital Markets)	1.1	1.3
Frutarom Industries Ltd. (Israel, Chemicals)	1.1	0.8
Jyske Bank A/S (Reg.) (Denmark, Banks)	1.0	1.0
Nitori Holdings Co. Ltd. (Japan, Specialty Retail)	1.0	1.1
Allied World Assurance Co. (Switzerland, Insurance)	1.0	0.9
TKC Corp. (Japan, IT Services)	1.0	0.8
	11.1
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	18.8
Industrials	17.9	19.4
Consumer Discretionary	17.2	15.8
Information Technology	9.0	11.1
Health Care	8.8	7.9
Materials	7.9	8.4
Consumer Staples	7.0	7.7
Energy	4.3	5.2
Utilities	0.4	0.4
Telecommunication Services	0.2	0.8

Semiannual Report

Investments April 30, 2015

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Australia - 4.0%
Austal Ltd.	1,526,611	$ 2,404,086
Bradken Ltd.	1,175,659	2,130,519
Challenger Ltd.	875,601	4,898,851
Charter Hall Group unit	1,122,224	4,555,809
GUD Holdings Ltd.	789,794	4,962,528
Imdex Ltd. (a)	7,363,809	1,981,299
Life Healthcare Group Ltd.	1,826,612	4,712,295
Nanosonics Ltd. (a)	1,455,582	1,889,075
RCG Corp. Ltd.	2,723,482	2,176,780
Slater & Gordon Ltd. (d)	599,606	3,008,319
SomnoMed Ltd. (a)	584,445	1,156,251
TOTAL AUSTRALIA		33,875,812
Austria - 1.4%
Andritz AG	98,812	5,785,122
RHI AG	197,700	5,666,376
TOTAL AUSTRIA		11,451,498
Bailiwick of Jersey - 1.3%
Kennedy Wilson Europe Real Estate PLC	184,085	3,143,342
Regus PLC	2,073,400	7,918,978
TOTAL BAILIWICK OF JERSEY		11,062,320
Belgium - 0.8%
Barco NV (d)	54,903	3,711,347
Econocom Group SA (d)	402,799	3,511,517
TOTAL BELGIUM		7,222,864
Bermuda - 2.6%
APT Satellite Holdings Ltd.	1,262,500	1,980,763
BW Offshore Ltd.	5,099,413	3,799,056
Hiscox Ltd.	538,507	6,784,861
Petra Diamonds Ltd. (a)	2,173,600	5,213,139
Travelport Worldwide Ltd. (d)	287,000	4,543,210
TOTAL BERMUDA		22,321,029
Brazil - 0.1%
QGEP Participacoes SA	345,200	831,793
British Virgin Islands - 0.2%
Gem Diamonds Ltd.	793,100	1,695,755
Canada - 3.5%
AutoCanada, Inc. (d)	83,500	2,764,878
Common Stocks - continued
	Shares	Value
Canada - continued
Constellation Software, Inc.	6,666	$ 2,613,359
Constellation Software, Inc. rights 9/15/15 (a)	6,666	1,989
Dorel Industries, Inc. Class B (sub. vtg.)	104,700	3,080,688
Genesis Land Development Corp.	886,300	2,431,540
Jean Coutu Group, Inc. Class A (sub. vtg.)	123,060	2,394,902
Lassonde Industries, Inc. Class A (sub. vtg.)	27,300	3,099,959
McCoy Global, Inc.	947,400	3,243,068
ShawCor Ltd. Class A	118,129	3,999,643
Whitecap Resources, Inc. (d)	447,181	5,541,116
Whitecap Resources, Inc. rights (a)	24,800	308,330
TOTAL CANADA		29,479,472
Cayman Islands - 3.7%
AMVIG Holdings Ltd.	11,964,000	6,545,001
Bonjour Holdings Ltd.	35,822,800	3,235,378
China High Precision Automation Group Ltd. (a)	712,000	0
China Metal Recycling (Holdings) Ltd. (a)	436,800	0
Greatview Aseptic Pack Co. Ltd.	4,526,000	2,732,926
Lifestyle International Holdings Ltd.	3,549,500	6,640,530
Pico Far East Holdings Ltd.	18,482,000	5,365,361
SITC International Holdings Co. Ltd.	9,171,000	6,803,807
TOTAL CAYMAN ISLANDS		31,323,003
Chile - 0.6%
Quinenco SA	2,329,414	5,065,566
Denmark - 1.0%
Jyske Bank A/S (Reg.) (a)	181,279	8,877,032
Finland - 2.4%
Amer Group PLC (A Shares)	297,916	7,455,649
Asiakastieto Group Oyj (a)	167,100	2,742,477
Cramo Oyj (B Shares) (d)	173,356	3,221,278
Olvi PLC (A Shares)	88,058	2,503,667
Tikkurila Oyj (d)	205,600	4,234,580
TOTAL FINLAND		20,157,651
France - 3.6%
ALTEN	108,300	5,286,415
Coface SA	269,300	3,356,647
Faiveley Transport	56,801	3,569,631
Sopra Steria Group	8,100	715,394
The Lisi Group	140,500	4,315,150
The Vicat Group	77,698	5,602,572
Common Stocks - continued
	Shares	Value
France - continued
Thermador Groupe SA (d)	23,900	$ 2,103,732
Wendel SA	42,052	5,164,959
TOTAL FRANCE		30,114,500
Germany - 3.5%
AURELIUS AG	128,735	6,172,821
CompuGroup Medical AG	229,549	6,561,381
GEA Group AG	86,701	4,163,897
LEG Immobilien AG	68,148	5,287,418
LEONI AG	86,547	5,542,531
SHW Group	49,128	2,184,923
TOTAL GERMANY		29,912,971
Greece - 0.6%
Metka SA	283,500	2,644,167
Motor Oil (HELLAS) Corinth Refineries SA	250,290	2,191,652
TOTAL GREECE		4,835,819
Hong Kong - 2.1%
Dah Sing Banking Group Ltd.	2,636,800	5,749,517
Far East Horizon Ltd.	3,252,000	3,448,973
Magnificent Estates Ltd.	100,002,000	4,773,950
Techtronic Industries Co. Ltd.	991,000	3,522,595
TOTAL HONG KONG		17,495,035
India - 0.6%
Edelweiss Financial Services Ltd.	2,190,133	2,131,623
McLeod Russel India Ltd.	789,678	3,010,951
TOTAL INDIA		5,142,574
Indonesia - 0.3%
PT Media Nusantara Citra Tbk	12,881,400	2,191,204
Ireland - 2.1%
C&C Group PLC	1,010,300	4,093,814
Mincon Group PLC	4,629,007	3,727,660
United Drug PLC (United Kingdom)	1,222,449	9,942,185
TOTAL IRELAND		17,763,659
Isle of Man - 0.4%
Optimal Payment PLC (a)(d)	393,900	1,790,013
Optimal Payment PLC rights 5/1/15 (a)	656,500	1,393,738
TOTAL ISLE OF MAN		3,183,751
Common Stocks - continued
	Shares	Value
Israel - 1.1%
Frutarom Industries Ltd.	213,310	$ 9,086,776
Italy - 0.9%
Banco di Desio e della Brianza SpA	32,080	113,253
Cerved Information Solutions SpA	480,000	3,482,546
Danieli & C. Officine Meccaniche SpA	160,697	3,910,082
TOTAL ITALY		7,505,881
Japan - 19.9%
A/S One Corp.	128,900	4,138,342
ACOM Co. Ltd. (a)(d)	574,700	1,908,204
Aeon Delight Co. Ltd.	149,900	3,969,731
Ain Pharmaciez, Inc.	89,500	3,157,616
Arc Land Sakamoto Co. Ltd.	164,000	3,955,839
Broadleaf Co. Ltd.	410,200	6,395,314
Daiwa Industries Ltd.	470,700	3,234,359
Fuji Corp.	147,800	2,358,186
Fukuda Denshi Co. Ltd.	117,700	6,739,432
Funai Soken Holdings, Inc.	128,500	1,297,149
GMO Internet, Inc.	388,500	4,883,900
Iida Group Holdings Co. Ltd.	325,351	4,366,762
JSR Corp.	445,100	7,592,265
KAWAI Musical Instruments Manufacturing Co. Ltd.	211,400	4,505,623
Kinugawa Rubber Industrial Co. Ltd.	720,000	3,311,019
Kotobuki Spirits Co. Ltd.	87,700	1,856,469
Leopalace21 Corp. (a)	949,500	5,476,202
Meitec Corp.	152,600	4,914,168
Message Co. Ltd.	43,000	1,333,095
Miraca Holdings, Inc.	110,200	5,544,102
Mitani Shoji Co. Ltd.	234,300	5,051,431
Monex Group, Inc.	699,100	1,900,092
Nihon House Holdings Co. Ltd. (d)	1,260,000	5,877,603
Nitori Holdings Co. Ltd.	111,100	8,544,598
Paramount Bed Holdings Co. Ltd.	182,000	4,931,324
Ricoh Leasing Co. Ltd.	231,200	6,702,154
San-Ai Oil Co. Ltd.	569,000	3,779,326
Ship Healthcare Holdings, Inc.	192,100	4,694,956
TKC Corp.	342,600	8,182,517
Tokyo Ohka Kogyo Co. Ltd.	67,500	2,100,950
Toshiba Plant Systems & Services Corp.	251,600	3,498,230
Toyo Suisan Kaisha Ltd.	114,800	4,016,888
Tsuruha Holdings, Inc.	149,700	10,857,553
Common Stocks - continued
	Shares	Value
Japan - continued
Uchiyama Holdings Co. Ltd.	300,900	$ 1,406,229
VT Holdings Co. Ltd.	1,427,600	7,163,124
Welcia Holdings Co. Ltd.	80,400	3,515,676
Yamada Consulting Group Co. Ltd.	171,500	5,116,376
TOTAL JAPAN		168,276,804
Korea (South) - 2.2%
BGFretail Co. Ltd	44,006	4,800,536
DGB Financial Group Co. Ltd.	186,915	2,108,436
Fila Korea Ltd.	32,888	3,206,024
Hy-Lok Corp.	122,948	3,880,970
Nice Information & Telecom, Inc.	82,261	2,432,447
NS Shopping Co. Ltd.	3,800	797,319
TK Corp. (a)	177,678	1,781,547
TOTAL KOREA (SOUTH)		19,007,279
Luxembourg - 0.9%
Grand City Properties SA (a)	403,378	7,645,846
Malaysia - 0.3%
Kossan Rubber Industries Bhd	1,435,300	2,417,347
Netherlands - 1.5%
Amsterdam Commodities NV	186,221	5,280,701
BinckBank NV	230,200	2,307,242
IMCD Group BV	136,800	5,097,906
TOTAL NETHERLANDS		12,685,849
New Zealand - 2.0%
EBOS Group Ltd.	1,408,656	10,246,243
Nuplex Industries Ltd.	2,511,129	6,439,841
TOTAL NEW ZEALAND		16,686,084
Norway - 2.0%
ABG Sundal Collier ASA (a)	6,803,251	4,854,625
Ekornes A/S	358,302	5,018,807
Kongsberg Gruppen ASA	290,200	6,235,854
Spectrum ASA	122,708	574,053
TOTAL NORWAY		16,683,339
Singapore - 2.4%
Amtek Engineering Ltd.	5,805,500	2,939,605
Boustead Projects Pte Ltd. (a)	618,906	488,782
Boustead Singapore Ltd.	2,063,020	2,206,147
Hour Glass Ltd.	7,402,400	4,363,567
Common Stocks - continued
	Shares	Value
Singapore - continued
Mapletree Industrial (REIT)	2,750,047	$ 3,346,112
OSIM International Ltd.	3,291,600	5,049,840
Wing Tai Holdings Ltd.	1,525,900	2,260,251
TOTAL SINGAPORE		20,654,304
South Africa - 1.1%
Capitec Bank Holdings Ltd.	52,600	2,476,074
Clicks Group Ltd. (e)	878,076	6,738,221
TOTAL SOUTH AFRICA		9,214,295
Spain - 0.5%
Hispania Activos Inmobiliarios SA (a)	315,800	4,500,226
Sweden - 0.7%
AddTech AB (B Shares)	188,656	2,480,876
Meda AB (A Shares)	198,600	3,333,580
TOTAL SWEDEN		5,814,456
Switzerland - 4.7%
Allied World Assurance Co.	206,900	8,511,866
Clariant AG (Reg.)	212,622	4,668,048
Daetwyler Holdings AG	17,902	2,540,935
Pargesa Holding SA	87,736	6,390,460
Vontobel Holdings AG	227,903	10,125,267
VZ Holding AG	36,481	7,781,466
TOTAL SWITZERLAND		40,018,042
Taiwan - 1.1%
King's Town Bank	2,458,000	2,524,133
Richtek Technology Corp.	446,000	2,533,925
Tripod Technology Corp.	2,010,000	3,937,831
TOTAL TAIWAN		8,995,889
Thailand - 1.1%
Delta Electronics PCL (For. Reg.)	2,756,400	6,984,051
TISCO Financial Group PCL	1,903,000	2,612,980
TOTAL THAILAND		9,597,031
Turkey - 0.4%
Aygaz A/S	821,000	3,010,477
United Kingdom - 15.4%
Aberdeen Asset Management PLC	623,800	4,529,708
Alent PLC	577,608	3,207,705
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Amec Foster Wheeler PLC	391,728	$ 5,484,660
Ashmore Group PLC (d)	910,593	4,304,645
Balfour Beatty PLC	759,300	2,810,380
BBA Aviation PLC	1,182,881	6,224,086
Bond International Software PLC	843,266	1,526,210
Brammer PLC	587,664	3,408,461
Brewin Dolphin Holding PLC	781,163	4,056,841
Cineworld Group PLC	910,476	6,800,328
Close Brothers Group PLC	393,200	9,191,228
Countrywide PLC	951,700	7,639,127
Diploma PLC	361,352	4,432,398
Exova Group Ltd. PLC	911,700	2,645,678
Informa PLC	704,301	5,998,226
ITE Group PLC	1,400,500	4,021,355
Luxfer Holdings PLC sponsored ADR	420,500	5,403,425
McColl's Retail Group PLC	812,307	2,118,992
Mears Group PLC	873,960	5,737,102
Meggitt PLC	452,983	3,660,725
Micro Focus International PLC	421,279	8,108,416
Moneysupermarket.com Group PLC	1,009,900	4,327,470
Provident Financial PLC	128,278	5,917,004
Pureprofile Media PLC (f)	2,238,850	885,857
Silverdell PLC (a)	12,644,400	194
Sinclair Pharma PLC (a)	6,642,987	4,225,099
Spectris PLC	184,900	6,076,857
Ultra Electronics Holdings PLC	267,744	7,120,124
TOTAL UNITED KINGDOM		129,862,301
United States of America - 1.3%
Dillard's, Inc. Class A	61,071	8,036,333
Hornbeck Offshore Services, Inc. (a)(d)	143,100	3,269,835
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)(f)	27,500	6,723
TOTAL UNITED STATES OF AMERICA		11,312,891
TOTAL COMMON STOCKS (Cost $735,420,879)		796,978,425
Nonconvertible Preferred Stocks - 0.3%

Brazil - 0.3%
Banco ABC Brasil SA (Cost $2,337,722)	595,300	2,548,788
Money Market Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	40,461,828	$ 40,461,828
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	16,973,028	16,973,028
TOTAL MONEY MARKET FUNDS (Cost $57,434,856)		57,434,856
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $795,193,457)		856,962,069
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(11,571,118)
NET ASSETS - 100%		$ 845,390,951
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) A portion of the security sold on a delayed delivery basis.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $892,580 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pureprofile Media PLC	11/6/14	$ 958,676
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,112
Fidelity Securities Lending Cash Central Fund	70,251
Total	$ 94,363
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 144,829,800	$ 67,718,504	$ 77,111,296	$ -
Consumer Staples	57,445,945	20,044,569	37,401,376	-
Energy	35,228,679	19,399,932	15,828,747	-
Financials	187,218,169	49,604,953	137,613,216	-
Health Care	73,270,936	20,421,211	52,849,725	-
Industrials	154,476,644	30,898,307	123,578,143	194
Information Technology	75,298,567	18,503,602	55,909,108	885,857
Materials	66,767,233	26,785,843	39,981,390	-
Telecommunication Services	1,980,763	1,980,763	-	-
Utilities	3,010,477	3,010,477	-	-
Money Market Funds	57,434,856	57,434,856	-	-
Total Investments in Securities:	$ 856,962,069	$ 315,803,017	$ 540,273,001	$ 886,051

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 364,995,764
Level 2 to Level 1	$ 132,207,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015

Assets
Investment in securities, at value (including securities loaned of $16,131,033) - See accompanying schedule: Unaffiliated issuers (cost $737,758,601)	$ 799,527,213
Fidelity Central Funds (cost $57,434,856)	57,434,856
Total Investments (cost $795,193,457)		$ 856,962,069
Cash		20,494
Foreign currency held at value (cost $209,409)		209,410
Receivable for investments sold
Regular delivery		2,937,857
Delayed delivery		423,642
Receivable for fund shares sold		2,737,658
Dividends receivable		4,061,472
Distributions receivable from Fidelity Central Funds		19,102
Prepaid expenses		777
Other receivables		14,203
Total assets		867,386,684

Liabilities
Payable for investments purchased	$ 3,277,824
Payable for fund shares redeemed	716,925
Accrued management fee	625,388
Distribution and service plan fees payable	18,523
Other affiliated payables	196,703
Other payables and accrued expenses	187,342
Collateral on securities loaned, at value	16,973,028
Total liabilities		21,995,733

Net Assets		$ 845,390,951
Net Assets consist of:
Paid in capital		$ 778,306,299
Undistributed net investment income		5,030,279
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		303,759
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		61,750,614
Net Assets		$ 845,390,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,862,836 ÷ 1,088,728 shares)	$ 23.76

Maximum offering price per share (100/94.25 of $23.76)	$ 25.21
Class T: Net Asset Value and redemption price per share ($11,893,094 ÷ 503,128 shares)	$ 23.64

Maximum offering price per share (100/96.50 of $23.64)	$ 24.50
Class B: Net Asset Value and offering price per share ($429,593 ÷ 18,397 shares)A	$ 23.35

Class C: Net Asset Value and offering price per share ($10,044,782 ÷ 435,200 shares)A	$ 23.08

International Small Cap: Net Asset Value, offering price and redemption price per share ($787,896,354 ÷ 32,689,167 shares)	$ 24.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,264,292 ÷ 381,484 shares)	$ 24.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2015

Investment Income
Dividends		$ 11,447,883
Income from Fidelity Central Funds		94,363
Income before foreign taxes withheld		11,542,246
Less foreign taxes withheld		(811,592)
Total income		10,730,654

Expenses
Management fee Basic fee	$ 3,430,863
Performance adjustment	243,998
Transfer agent fees	1,010,727
Distribution and service plan fees	113,958
Accounting and security lending fees	195,142
Custodian fees and expenses	57,214
Independent trustees' compensation	1,642
Registration fees	47,346
Audit	81,974
Legal	1,749
Miscellaneous	5,809
Total expenses before reductions	5,190,422
Expense reductions	(1,846)	5,188,576
Net investment income (loss)		5,542,078
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $109,783)	8,825,411
Foreign currency transactions	(130,169)
Total net realized gain (loss)		8,695,242
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $51,983)	69,433,131
Assets and liabilities in foreign currencies	33,718
Total change in net unrealized appreciation (depreciation)		69,466,849
Net gain (loss)		78,162,091
Net increase (decrease) in net assets resulting from operations		$ 83,704,169

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,542,078	$ 10,368,645
Net realized gain (loss)	8,695,242	226,736,010
Change in net unrealized appreciation (depreciation)	69,466,849	(253,669,311)
Net increase (decrease) in net assets resulting from operations	83,704,169	(16,564,656)
Distributions to shareholders from net investment income	(7,662,528)	(4,012,676)
Distributions to shareholders from net realized gain	(116,906,834)	(26,257,450)
Total distributions	(124,569,362)	(30,270,126)
Share transactions - net increase (decrease)	(13,859,721)	(201,807,331)
Redemption fees	42,072	276,780
Total increase (decrease) in net assets	(54,682,842)	(248,365,333)

Net Assets
Beginning of period	900,073,793	1,148,439,126
End of period (including undistributed net investment income of $5,030,279 and undistributed net investment income of $7,150,729, respectively)	$ 845,390,951	$ 900,073,793

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.98	$ 26.34	$ 19.74	$ 18.97	$ 20.42	$ 17.28
Income from Investment Operations
Net investment income (loss) E	.13	.17	.06	.06	.10	.03
Net realized and unrealized gain (loss)	2.26	(.89)	6.94	1.09	(.88)	3.51
Total from investment operations	2.39	(.72)	7.00	1.15	(.78)	3.54
Distributions from net investment income	(.16)	(.05)	(.07)	(.11)	(.02)	(.06)
Distributions from net realized gain	(3.45)	(.60)	(.33)	(.27)	(.66)	(.34)
Total distributions	(3.61)	(.65)	(.40)	(.38)	(.68)	(.40)
Redemption fees added to paid in capital E	-I	.01	-I	-I	.01	-I
Net asset value, end of period	$ 23.76	$ 24.98	$ 26.34	$ 19.74	$ 18.97	$ 20.42
Total ReturnB, C, D	11.22%	(2.79)%	36.18%	6.28%	(4.00)%	20.85%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53%A	1.50%	1.61%	1.63%	1.56%	1.71%
Expenses net of fee waivers, if any	1.53%A	1.50%	1.61%	1.63%	1.55%	1.65%
Expenses net of all reductions	1.53%A	1.50%	1.60%	1.60%	1.54%	1.63%
Net investment income (loss)	1.12%A	.65%	.25%	.32%	.49%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,863	$ 24,572	$ 24,020	$ 14,125	$ 17,185	$ 19,720
Portfolio turnover rate G	27%A	102%	54%	68%	47%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.81	$ 26.17	$ 19.59	$ 18.80	$ 20.23	$ 17.14
Income from Investment Operations
Net investment income (loss) E	.09	.10	-I	.01	.05	(.02)
Net realized and unrealized gain (loss)	2.25	(.87)	6.90	1.08	(.86)	3.47
Total from investment operations	2.34	(.77)	6.90	1.09	(.81)	3.45
Distributions from net investment income	(.06)	-	-	(.03)	-	(.02)
Distributions from net realized gain	(3.45)	(.60)	(.32)	(.27)	(.63)	(.34)
Total distributions	(3.51)	(.60)	(.32)	(.30)	(.63)	(.36)
Redemption fees added to paid in capital E	-I	.01	-I	-I	.01	-I
Net asset value, end of period	$ 23.64	$ 24.81	$ 26.17	$ 19.59	$ 18.80	$ 20.23
Total ReturnB, C, D	11.01%	(3.00)%	35.80%	5.97%	(4.18)%	20.46%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81%A	1.77%	1.87%	1.88%	1.82%	1.97%
Expenses net of fee waivers, if any	1.81%A	1.77%	1.87%	1.88%	1.81%	1.90%
Expenses net of all reductions	1.81%A	1.76%	1.85%	1.85%	1.79%	1.88%
Net investment income (loss)	.85%A	.38%	(.01)%	.07%	.24%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,893	$ 12,296	$ 13,530	$ 9,262	$ 13,744	$ 16,092
Portfolio turnover rate G	27%A	102%	54%	68%	47%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.51	$ 25.87	$ 19.22	$ 18.38	$ 19.79	$ 16.78
Income from Investment Operations
Net investment income (loss) E	.04	(.03)	(.11)	(.08)	(.05)	(.10)
Net realized and unrealized gain (loss)	2.22	(.87)	6.84	1.07	(.85)	3.39
Total from investment operations	2.26	(.90)	6.73	.99	(.90)	3.29
Distributions from net realized gain	(3.42)	(.47)	(.08)	(.15)	(.52)	(.28)
Redemption fees added to paid in capital E	-I	.01	-I	-I	.01	-I
Net asset value, end of period	$ 23.35	$ 24.51	$ 25.87	$ 19.22	$ 18.38	$ 19.79
Total ReturnB, C, D	10.76%	(3.52)%	35.14%	5.45%	(4.68)%	19.90%
Ratios to Average Net Assets F, H
Expenses before reductions	2.31%A	2.28%	2.37%	2.38%	2.32%	2.47%
Expenses net of fee waivers, if any	2.31%A	2.28%	2.36%	2.38%	2.30%	2.40%
Expenses net of all reductions	2.31%A	2.27%	2.35%	2.35%	2.29%	2.38%
Net investment income (loss)	.35%A	(.13)%	(.51)%	(.43)%	(.26)%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 430	$ 507	$ 795	$ 790	$ 2,067	$ 3,457
Portfolio turnover rate G	27%A	102%	54%	68%	47%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.27	$ 25.68	$ 19.18	$ 18.38	$ 19.85	$ 16.85
Income from Investment Operations
Net investment income (loss) E	.04	(.02)	(.11)	(.08)	(.04)	(.10)
Net realized and unrealized gain (loss)	2.19	(.85)	6.79	1.07	(.85)	3.40
Total from investment operations	2.23	(.87)	6.68	.99	(.89)	3.30
Distributions from net realized gain	(3.42)	(.55)	(.18)	(.19)	(.59)	(.30)
Redemption fees added to paid in capital E	-I	.01	-I	-I	.01	-I
Net asset value, end of period	$ 23.08	$ 24.27	$ 25.68	$ 19.18	$ 18.38	$ 19.85
Total ReturnB, C, D	10.74%	(3.43)%	35.15%	5.46%	(4.64)%	19.86%
Ratios to Average Net Assets F, H
Expenses before reductions	2.30%A	2.23%	2.33%	2.38%	2.27%	2.42%
Expenses net of fee waivers, if any	2.30%A	2.22%	2.33%	2.38%	2.26%	2.40%
Expenses net of all reductions	2.30%A	2.22%	2.32%	2.35%	2.24%	2.37%
Net investment income (loss)	.36%A	(.07)%	(.47)%	(.43)%	(.21)%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,045	$ 12,576	$ 13,426	$ 6,799	$ 9,545	$ 13,501
Portfolio turnover rate G	27%A	102%	54%	68%	47%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.34	$ 26.67	$ 19.99	$ 19.23	$ 20.66	$ 17.48
Income from Investment Operations
Net investment income (loss) D	.16	.25	.12	.11	.17	.07
Net realized and unrealized gain (loss)	2.29	(.90)	7.02	1.10	(.89)	3.53
Total from investment operations	2.45	(.65)	7.14	1.21	(.72)	3.60
Distributions from net investment income	(.24)	(.09)	(.14)	(.18)	(.06)	(.08)
Distributions from net realized gain	(3.45)	(.60)	(.33)	(.27)	(.66)	(.34)
Total distributions	(3.69)	(.69)	(.46)I	(.45)	(.72)	(.42)
Redemption fees added to paid in capital D	-H	.01	-H	-H	.01	-H
Net asset value, end of period	$ 24.10	$ 25.34	$ 26.67	$ 19.99	$ 19.23	$ 20.66
Total ReturnB, C	11.33%	(2.48)%	36.56%	6.55%	(3.65)%	21.02%
Ratios to Average Net Assets E, G
Expenses before reductions	1.26%A	1.21%	1.33%	1.35%	1.26%	1.44%
Expenses net of fee waivers, if any	1.25%A	1.20%	1.32%	1.35%	1.25%	1.44%
Expenses net of all reductions	1.25%A	1.20%	1.31%	1.33%	1.23%	1.42%
Net investment income (loss)	1.40%A	.95%	.53%	.59%	.80%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 787,896	$ 842,031	$ 1,029,629	$ 692,769	$ 856,692	$ 808,478
Portfolio turnover rate F	27%A	102%	54%	68%	47%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.46 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.327 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.34	$ 26.67	$ 20.00	$ 19.24	$ 20.66	$ 17.47
Income from Investment Operations
Net investment income (loss) D	.17	.29	.16	.13	.18	.09
Net realized and unrealized gain (loss)	2.30	(.90)	7.00	1.10	(.89)	3.53
Total from investment operations	2.47	(.61)	7.16	1.23	(.71)	3.62
Distributions from net investment income	(.08)	(.13)	(.16)	(.20)	(.06)	(.09)
Distributions from net realized gain	(3.45)	(.60)	(.33)	(.27)	(.66)	(.34)
Total distributions	(3.53)	(.73)	(.49)	(.47)	(.72)	(.43)
Redemption fees added to paid in capital D	-H	.01	-H	-H	.01	-H
Net asset value, end of period	$ 24.28	$ 25.34	$ 26.67	$ 20.00	$ 19.24	$ 20.66
Total ReturnB, C	11.37%	(2.35)%	36.68%	6.65%	(3.62)%	21.15%
Ratios to Average Net Assets E, G
Expenses before reductions	1.19%A	1.08%	1.20%	1.25%	1.22%	1.34%
Expenses net of fee waivers, if any	1.19%A	1.08%	1.20%	1.25%	1.21%	1.34%
Expenses net of all reductions	1.19%A	1.08%	1.18%	1.22%	1.19%	1.31%
Net investment income (loss)	1.47%A	1.07%	.66%	.70%	.84%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,264	$ 8,092	$ 67,038	$ 9,503	$ 15,752	$ 8,231
Portfolio turnover rateF	27%A	102%	54%	68%	47%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015

1. Organization.

Fidelity® International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 115,135,403
Gross unrealized depreciation	(61,115,594)
Net unrealized appreciation (depreciation) on securities	$ 54,019,809

Tax cost	$ 802,942,260

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $105,012,023 and $243,700,527, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to its benchmark index, the MSCI All Country World ex USA Small Cap Index effective April 1, 2014 (the MSCI EAFE Small Cap Index prior to April 1, 2014), over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .91% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 29,572	$ 757
Class T	.25%	.25%	28,884	336
Class B	.75%	.25%	2,235	1,689
Class C	.75%	.25%	53,267	6,474
			$ 113,958	$ 9,256

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,739
Class T	1,570
Class B*	32
Class C*	2,195
$ 11,536

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 32,791.28
Class T	17,512.30
Class B	664.30
Class C	15,566.29
International Small Cap	936,865.25
Institutional Class	7,329.18
	$ 1,010,727

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $262 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,975.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $650 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $494,737. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $70,251, including $125 from securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Small Cap expenses during the period in the amount of $1,835.

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 155,785	$ 48,210
Class T	27,108	-
International Small Cap	7,454,709	3,601,146
Institutional Class	24,926	363,320
Total	$ 7,662,528	$ 4,012,676
From net realized gain
Class A	$ 3,382,206	$ 564,345
Class T	1,671,017	310,220
Class B	66,002	14,343
Class C	1,697,539	305,689
International Small Cap	109,040,767	23,368,303
Institutional Class	1,049,303	1,694,550
Total	$ 116,906,834	$ 26,257,450

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	144,281	355,842	$ 3,284,195	$ 9,376,508
Reinvestment of distributions	159,613	22,103	3,404,539	571,356
Shares redeemed	(198,700)	(306,489)	(4,370,715)	(8,061,522)
Net increase (decrease)	105,194	71,456	$ 2,318,019	$ 1,886,342
Class T
Shares sold	36,510	115,645	$ 831,282	$ 3,022,509
Reinvestment of distributions	77,005	11,686	1,636,354	300,676
Shares redeemed	(106,019)	(148,659)	(2,357,144)	(3,861,942)
Net increase (decrease)	7,496	(21,328)	$ 110,492	$ (538,757)
Class B
Shares sold	407	3,137	$ 9,032	$ 80,198
Reinvestment of distributions	2,954	538	62,128	13,734
Shares redeemed	(5,642)	(13,726)	(125,892)	(356,690)
Net increase (decrease)	(2,281)	(10,051)	$ (54,732)	$ (262,758)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	52,097	207,733	$ 1,140,048	$ 5,326,341
Reinvestment of distributions	71,584	10,499	1,488,229	265,425
Shares redeemed	(206,727)	(222,725)	(4,430,547)	(5,644,059)
Net increase (decrease)	(83,046)	(4,493)	$ (1,802,270)	$ (52,293)
International Small Cap
Shares sold	2,614,655	7,158,603	$ 60,120,763	$ 190,711,642
Reinvestment of distributions	5,231,399	988,313	113,102,853	25,844,388
Shares redeemed	(8,385,024)	(13,529,838)	(188,987,973)	(360,297,655)
Net increase (decrease)	(538,970)	(5,382,922)	$ (15,764,357)	$ (143,741,625)
Institutional Class
Shares sold	106,777	1,844,038	$ 2,442,413	$ 48,462,558
Reinvestment of distributions	46,102	61,170	1,003,648	1,598,368
Shares redeemed	(90,716)	(4,099,284)	(2,112,934)	(109,159,166)
Net increase (decrease)	62,163	(2,194,076)	$ 1,333,127	$ (59,098,240)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2015 and for the year ended October 31, 2014, and the financial highlights for the six months ended April 30, 2015 and for each of the five years in the period ended October 31, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2015 and for the year ended October 31, 2014, and the financial highlights for the six months ended April 30, 2015 and for each of the five years in the period ended October 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AISCI-USAN-0615
1.800646.111

Fidelity®

International Small Cap

Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.53%
Actual		$ 1,000.00	$ 1,112.20	$ 8.01
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class T	1.81%
Actual		$ 1,000.00	$ 1,110.10	$ 9.47
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Class B	2.31%
Actual		$ 1,000.00	$ 1,107.60	$ 12.07
HypotheticalA		$ 1,000.00	$ 1,013.34	$ 11.53
Class C	2.30%
Actual		$ 1,000.00	$ 1,107.40	$ 12.02
HypotheticalA		$ 1,000.00	$ 1,013.39	$ 11.48
International Small Cap	1.25%
Actual		$ 1,000.00	$ 1,113.30	$ 6.55
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.19%
Actual		$ 1,000.00	$ 1,113.70	$ 6.24
HypotheticalA		$ 1,000.00	$ 1,018.89	$ 5.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Japan 19.9%
United Kingdom 15.4%
United States of America* 6.7%
Switzerland 4.7%
Australia 4.0%
Cayman Islands 3.7%
France 3.6%
Germany 3.5%
Canada 3.5%
Other 35.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Japan 21.2%
United Kingdom 16.9%
United States of America* 5.7%
Australia 5.4%
Switzerland 4.3%
Canada 4.2%
France 3.5%
Germany 3.4%
Cayman Islands 3.2%
Other 32.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.6	95.5
Short-Term Investments and Net Other Assets (Liabilities)	5.4	4.5
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Tsuruha Holdings, Inc. (Japan, Food & Staples Retailing)	1.3	2.2
EBOS Group Ltd. (New Zealand, Health Care Providers & Services)	1.2	1.2
Vontobel Holdings AG (Switzerland, Capital Markets)	1.2	0.9
United Drug PLC (United Kingdom) (Ireland, Health Care Providers & Services)	1.2	0.9
Close Brothers Group PLC (United Kingdom, Capital Markets)	1.1	1.3
Frutarom Industries Ltd. (Israel, Chemicals)	1.1	0.8
Jyske Bank A/S (Reg.) (Denmark, Banks)	1.0	1.0
Nitori Holdings Co. Ltd. (Japan, Specialty Retail)	1.0	1.1
Allied World Assurance Co. (Switzerland, Insurance)	1.0	0.9
TKC Corp. (Japan, IT Services)	1.0	0.8
	11.1
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	18.8
Industrials	17.9	19.4
Consumer Discretionary	17.2	15.8
Information Technology	9.0	11.1
Health Care	8.8	7.9
Materials	7.9	8.4
Consumer Staples	7.0	7.7
Energy	4.3	5.2
Utilities	0.4	0.4
Telecommunication Services	0.2	0.8

Semiannual Report

Investments April 30, 2015

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Australia - 4.0%
Austal Ltd.	1,526,611	$ 2,404,086
Bradken Ltd.	1,175,659	2,130,519
Challenger Ltd.	875,601	4,898,851
Charter Hall Group unit	1,122,224	4,555,809
GUD Holdings Ltd.	789,794	4,962,528
Imdex Ltd. (a)	7,363,809	1,981,299
Life Healthcare Group Ltd.	1,826,612	4,712,295
Nanosonics Ltd. (a)	1,455,582	1,889,075
RCG Corp. Ltd.	2,723,482	2,176,780
Slater & Gordon Ltd. (d)	599,606	3,008,319
SomnoMed Ltd. (a)	584,445	1,156,251
TOTAL AUSTRALIA		33,875,812
Austria - 1.4%
Andritz AG	98,812	5,785,122
RHI AG	197,700	5,666,376
TOTAL AUSTRIA		11,451,498
Bailiwick of Jersey - 1.3%
Kennedy Wilson Europe Real Estate PLC	184,085	3,143,342
Regus PLC	2,073,400	7,918,978
TOTAL BAILIWICK OF JERSEY		11,062,320
Belgium - 0.8%
Barco NV (d)	54,903	3,711,347
Econocom Group SA (d)	402,799	3,511,517
TOTAL BELGIUM		7,222,864
Bermuda - 2.6%
APT Satellite Holdings Ltd.	1,262,500	1,980,763
BW Offshore Ltd.	5,099,413	3,799,056
Hiscox Ltd.	538,507	6,784,861
Petra Diamonds Ltd. (a)	2,173,600	5,213,139
Travelport Worldwide Ltd. (d)	287,000	4,543,210
TOTAL BERMUDA		22,321,029
Brazil - 0.1%
QGEP Participacoes SA	345,200	831,793
British Virgin Islands - 0.2%
Gem Diamonds Ltd.	793,100	1,695,755
Canada - 3.5%
AutoCanada, Inc. (d)	83,500	2,764,878
Common Stocks - continued
	Shares	Value
Canada - continued
Constellation Software, Inc.	6,666	$ 2,613,359
Constellation Software, Inc. rights 9/15/15 (a)	6,666	1,989
Dorel Industries, Inc. Class B (sub. vtg.)	104,700	3,080,688
Genesis Land Development Corp.	886,300	2,431,540
Jean Coutu Group, Inc. Class A (sub. vtg.)	123,060	2,394,902
Lassonde Industries, Inc. Class A (sub. vtg.)	27,300	3,099,959
McCoy Global, Inc.	947,400	3,243,068
ShawCor Ltd. Class A	118,129	3,999,643
Whitecap Resources, Inc. (d)	447,181	5,541,116
Whitecap Resources, Inc. rights (a)	24,800	308,330
TOTAL CANADA		29,479,472
Cayman Islands - 3.7%
AMVIG Holdings Ltd.	11,964,000	6,545,001
Bonjour Holdings Ltd.	35,822,800	3,235,378
China High Precision Automation Group Ltd. (a)	712,000	0
China Metal Recycling (Holdings) Ltd. (a)	436,800	0
Greatview Aseptic Pack Co. Ltd.	4,526,000	2,732,926
Lifestyle International Holdings Ltd.	3,549,500	6,640,530
Pico Far East Holdings Ltd.	18,482,000	5,365,361
SITC International Holdings Co. Ltd.	9,171,000	6,803,807
TOTAL CAYMAN ISLANDS		31,323,003
Chile - 0.6%
Quinenco SA	2,329,414	5,065,566
Denmark - 1.0%
Jyske Bank A/S (Reg.) (a)	181,279	8,877,032
Finland - 2.4%
Amer Group PLC (A Shares)	297,916	7,455,649
Asiakastieto Group Oyj (a)	167,100	2,742,477
Cramo Oyj (B Shares) (d)	173,356	3,221,278
Olvi PLC (A Shares)	88,058	2,503,667
Tikkurila Oyj (d)	205,600	4,234,580
TOTAL FINLAND		20,157,651
France - 3.6%
ALTEN	108,300	5,286,415
Coface SA	269,300	3,356,647
Faiveley Transport	56,801	3,569,631
Sopra Steria Group	8,100	715,394
The Lisi Group	140,500	4,315,150
The Vicat Group	77,698	5,602,572
Common Stocks - continued
	Shares	Value
France - continued
Thermador Groupe SA (d)	23,900	$ 2,103,732
Wendel SA	42,052	5,164,959
TOTAL FRANCE		30,114,500
Germany - 3.5%
AURELIUS AG	128,735	6,172,821
CompuGroup Medical AG	229,549	6,561,381
GEA Group AG	86,701	4,163,897
LEG Immobilien AG	68,148	5,287,418
LEONI AG	86,547	5,542,531
SHW Group	49,128	2,184,923
TOTAL GERMANY		29,912,971
Greece - 0.6%
Metka SA	283,500	2,644,167
Motor Oil (HELLAS) Corinth Refineries SA	250,290	2,191,652
TOTAL GREECE		4,835,819
Hong Kong - 2.1%
Dah Sing Banking Group Ltd.	2,636,800	5,749,517
Far East Horizon Ltd.	3,252,000	3,448,973
Magnificent Estates Ltd.	100,002,000	4,773,950
Techtronic Industries Co. Ltd.	991,000	3,522,595
TOTAL HONG KONG		17,495,035
India - 0.6%
Edelweiss Financial Services Ltd.	2,190,133	2,131,623
McLeod Russel India Ltd.	789,678	3,010,951
TOTAL INDIA		5,142,574
Indonesia - 0.3%
PT Media Nusantara Citra Tbk	12,881,400	2,191,204
Ireland - 2.1%
C&C Group PLC	1,010,300	4,093,814
Mincon Group PLC	4,629,007	3,727,660
United Drug PLC (United Kingdom)	1,222,449	9,942,185
TOTAL IRELAND		17,763,659
Isle of Man - 0.4%
Optimal Payment PLC (a)(d)	393,900	1,790,013
Optimal Payment PLC rights 5/1/15 (a)	656,500	1,393,738
TOTAL ISLE OF MAN		3,183,751
Common Stocks - continued
	Shares	Value
Israel - 1.1%
Frutarom Industries Ltd.	213,310	$ 9,086,776
Italy - 0.9%
Banco di Desio e della Brianza SpA	32,080	113,253
Cerved Information Solutions SpA	480,000	3,482,546
Danieli & C. Officine Meccaniche SpA	160,697	3,910,082
TOTAL ITALY		7,505,881
Japan - 19.9%
A/S One Corp.	128,900	4,138,342
ACOM Co. Ltd. (a)(d)	574,700	1,908,204
Aeon Delight Co. Ltd.	149,900	3,969,731
Ain Pharmaciez, Inc.	89,500	3,157,616
Arc Land Sakamoto Co. Ltd.	164,000	3,955,839
Broadleaf Co. Ltd.	410,200	6,395,314
Daiwa Industries Ltd.	470,700	3,234,359
Fuji Corp.	147,800	2,358,186
Fukuda Denshi Co. Ltd.	117,700	6,739,432
Funai Soken Holdings, Inc.	128,500	1,297,149
GMO Internet, Inc.	388,500	4,883,900
Iida Group Holdings Co. Ltd.	325,351	4,366,762
JSR Corp.	445,100	7,592,265
KAWAI Musical Instruments Manufacturing Co. Ltd.	211,400	4,505,623
Kinugawa Rubber Industrial Co. Ltd.	720,000	3,311,019
Kotobuki Spirits Co. Ltd.	87,700	1,856,469
Leopalace21 Corp. (a)	949,500	5,476,202
Meitec Corp.	152,600	4,914,168
Message Co. Ltd.	43,000	1,333,095
Miraca Holdings, Inc.	110,200	5,544,102
Mitani Shoji Co. Ltd.	234,300	5,051,431
Monex Group, Inc.	699,100	1,900,092
Nihon House Holdings Co. Ltd. (d)	1,260,000	5,877,603
Nitori Holdings Co. Ltd.	111,100	8,544,598
Paramount Bed Holdings Co. Ltd.	182,000	4,931,324
Ricoh Leasing Co. Ltd.	231,200	6,702,154
San-Ai Oil Co. Ltd.	569,000	3,779,326
Ship Healthcare Holdings, Inc.	192,100	4,694,956
TKC Corp.	342,600	8,182,517
Tokyo Ohka Kogyo Co. Ltd.	67,500	2,100,950
Toshiba Plant Systems & Services Corp.	251,600	3,498,230
Toyo Suisan Kaisha Ltd.	114,800	4,016,888
Tsuruha Holdings, Inc.	149,700	10,857,553
Common Stocks - continued
	Shares	Value
Japan - continued
Uchiyama Holdings Co. Ltd.	300,900	$ 1,406,229
VT Holdings Co. Ltd.	1,427,600	7,163,124
Welcia Holdings Co. Ltd.	80,400	3,515,676
Yamada Consulting Group Co. Ltd.	171,500	5,116,376
TOTAL JAPAN		168,276,804
Korea (South) - 2.2%
BGFretail Co. Ltd	44,006	4,800,536
DGB Financial Group Co. Ltd.	186,915	2,108,436
Fila Korea Ltd.	32,888	3,206,024
Hy-Lok Corp.	122,948	3,880,970
Nice Information & Telecom, Inc.	82,261	2,432,447
NS Shopping Co. Ltd.	3,800	797,319
TK Corp. (a)	177,678	1,781,547
TOTAL KOREA (SOUTH)		19,007,279
Luxembourg - 0.9%
Grand City Properties SA (a)	403,378	7,645,846
Malaysia - 0.3%
Kossan Rubber Industries Bhd	1,435,300	2,417,347
Netherlands - 1.5%
Amsterdam Commodities NV	186,221	5,280,701
BinckBank NV	230,200	2,307,242
IMCD Group BV	136,800	5,097,906
TOTAL NETHERLANDS		12,685,849
New Zealand - 2.0%
EBOS Group Ltd.	1,408,656	10,246,243
Nuplex Industries Ltd.	2,511,129	6,439,841
TOTAL NEW ZEALAND		16,686,084
Norway - 2.0%
ABG Sundal Collier ASA (a)	6,803,251	4,854,625
Ekornes A/S	358,302	5,018,807
Kongsberg Gruppen ASA	290,200	6,235,854
Spectrum ASA	122,708	574,053
TOTAL NORWAY		16,683,339
Singapore - 2.4%
Amtek Engineering Ltd.	5,805,500	2,939,605
Boustead Projects Pte Ltd. (a)	618,906	488,782
Boustead Singapore Ltd.	2,063,020	2,206,147
Hour Glass Ltd.	7,402,400	4,363,567
Common Stocks - continued
	Shares	Value
Singapore - continued
Mapletree Industrial (REIT)	2,750,047	$ 3,346,112
OSIM International Ltd.	3,291,600	5,049,840
Wing Tai Holdings Ltd.	1,525,900	2,260,251
TOTAL SINGAPORE		20,654,304
South Africa - 1.1%
Capitec Bank Holdings Ltd.	52,600	2,476,074
Clicks Group Ltd. (e)	878,076	6,738,221
TOTAL SOUTH AFRICA		9,214,295
Spain - 0.5%
Hispania Activos Inmobiliarios SA (a)	315,800	4,500,226
Sweden - 0.7%
AddTech AB (B Shares)	188,656	2,480,876
Meda AB (A Shares)	198,600	3,333,580
TOTAL SWEDEN		5,814,456
Switzerland - 4.7%
Allied World Assurance Co.	206,900	8,511,866
Clariant AG (Reg.)	212,622	4,668,048
Daetwyler Holdings AG	17,902	2,540,935
Pargesa Holding SA	87,736	6,390,460
Vontobel Holdings AG	227,903	10,125,267
VZ Holding AG	36,481	7,781,466
TOTAL SWITZERLAND		40,018,042
Taiwan - 1.1%
King's Town Bank	2,458,000	2,524,133
Richtek Technology Corp.	446,000	2,533,925
Tripod Technology Corp.	2,010,000	3,937,831
TOTAL TAIWAN		8,995,889
Thailand - 1.1%
Delta Electronics PCL (For. Reg.)	2,756,400	6,984,051
TISCO Financial Group PCL	1,903,000	2,612,980
TOTAL THAILAND		9,597,031
Turkey - 0.4%
Aygaz A/S	821,000	3,010,477
United Kingdom - 15.4%
Aberdeen Asset Management PLC	623,800	4,529,708
Alent PLC	577,608	3,207,705
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Amec Foster Wheeler PLC	391,728	$ 5,484,660
Ashmore Group PLC (d)	910,593	4,304,645
Balfour Beatty PLC	759,300	2,810,380
BBA Aviation PLC	1,182,881	6,224,086
Bond International Software PLC	843,266	1,526,210
Brammer PLC	587,664	3,408,461
Brewin Dolphin Holding PLC	781,163	4,056,841
Cineworld Group PLC	910,476	6,800,328
Close Brothers Group PLC	393,200	9,191,228
Countrywide PLC	951,700	7,639,127
Diploma PLC	361,352	4,432,398
Exova Group Ltd. PLC	911,700	2,645,678
Informa PLC	704,301	5,998,226
ITE Group PLC	1,400,500	4,021,355
Luxfer Holdings PLC sponsored ADR	420,500	5,403,425
McColl's Retail Group PLC	812,307	2,118,992
Mears Group PLC	873,960	5,737,102
Meggitt PLC	452,983	3,660,725
Micro Focus International PLC	421,279	8,108,416
Moneysupermarket.com Group PLC	1,009,900	4,327,470
Provident Financial PLC	128,278	5,917,004
Pureprofile Media PLC (f)	2,238,850	885,857
Silverdell PLC (a)	12,644,400	194
Sinclair Pharma PLC (a)	6,642,987	4,225,099
Spectris PLC	184,900	6,076,857
Ultra Electronics Holdings PLC	267,744	7,120,124
TOTAL UNITED KINGDOM		129,862,301
United States of America - 1.3%
Dillard's, Inc. Class A	61,071	8,036,333
Hornbeck Offshore Services, Inc. (a)(d)	143,100	3,269,835
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)(f)	27,500	6,723
TOTAL UNITED STATES OF AMERICA		11,312,891
TOTAL COMMON STOCKS (Cost $735,420,879)		796,978,425
Nonconvertible Preferred Stocks - 0.3%

Brazil - 0.3%
Banco ABC Brasil SA (Cost $2,337,722)	595,300	2,548,788
Money Market Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	40,461,828	$ 40,461,828
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	16,973,028	16,973,028
TOTAL MONEY MARKET FUNDS (Cost $57,434,856)		57,434,856
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $795,193,457)		856,962,069
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(11,571,118)
NET ASSETS - 100%		$ 845,390,951
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) A portion of the security sold on a delayed delivery basis.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $892,580 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pureprofile Media PLC	11/6/14	$ 958,676
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,112
Fidelity Securities Lending Cash Central Fund	70,251
Total	$ 94,363
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 144,829,800	$ 67,718,504	$ 77,111,296	$ -
Consumer Staples	57,445,945	20,044,569	37,401,376	-
Energy	35,228,679	19,399,932	15,828,747	-
Financials	187,218,169	49,604,953	137,613,216	-
Health Care	73,270,936	20,421,211	52,849,725	-
Industrials	154,476,644	30,898,307	123,578,143	194
Information Technology	75,298,567	18,503,602	55,909,108	885,857
Materials	66,767,233	26,785,843	39,981,390	-
Telecommunication Services	1,980,763	1,980,763	-	-
Utilities	3,010,477	3,010,477	-	-
Money Market Funds	57,434,856	57,434,856	-	-
Total Investments in Securities:	$ 856,962,069	$ 315,803,017	$ 540,273,001	$ 886,051

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 364,995,764
Level 2 to Level 1	$ 132,207,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015

Assets
Investment in securities, at value (including securities loaned of $16,131,033) - See accompanying schedule: Unaffiliated issuers (cost $737,758,601)	$ 799,527,213
Fidelity Central Funds (cost $57,434,856)	57,434,856
Total Investments (cost $795,193,457)		$ 856,962,069
Cash		20,494
Foreign currency held at value (cost $209,409)		209,410
Receivable for investments sold
Regular delivery		2,937,857
Delayed delivery		423,642
Receivable for fund shares sold		2,737,658
Dividends receivable		4,061,472
Distributions receivable from Fidelity Central Funds		19,102
Prepaid expenses		777
Other receivables		14,203
Total assets		867,386,684

Liabilities
Payable for investments purchased	$ 3,277,824
Payable for fund shares redeemed	716,925
Accrued management fee	625,388
Distribution and service plan fees payable	18,523
Other affiliated payables	196,703
Other payables and accrued expenses	187,342
Collateral on securities loaned, at value	16,973,028
Total liabilities		21,995,733

Net Assets		$ 845,390,951
Net Assets consist of:
Paid in capital		$ 778,306,299
Undistributed net investment income		5,030,279
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		303,759
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		61,750,614
Net Assets		$ 845,390,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,862,836 ÷ 1,088,728 shares)	$ 23.76

Maximum offering price per share (100/94.25 of $23.76)	$ 25.21
Class T: Net Asset Value and redemption price per share ($11,893,094 ÷ 503,128 shares)	$ 23.64

Maximum offering price per share (100/96.50 of $23.64)	$ 24.50
Class B: Net Asset Value and offering price per share ($429,593 ÷ 18,397 shares)A	$ 23.35

Class C: Net Asset Value and offering price per share ($10,044,782 ÷ 435,200 shares)A	$ 23.08

International Small Cap: Net Asset Value, offering price and redemption price per share ($787,896,354 ÷ 32,689,167 shares)	$ 24.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,264,292 ÷ 381,484 shares)	$ 24.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2015

Investment Income
Dividends		$ 11,447,883
Income from Fidelity Central Funds		94,363
Income before foreign taxes withheld		11,542,246
Less foreign taxes withheld		(811,592)
Total income		10,730,654

Expenses
Management fee Basic fee	$ 3,430,863
Performance adjustment	243,998
Transfer agent fees	1,010,727
Distribution and service plan fees	113,958
Accounting and security lending fees	195,142
Custodian fees and expenses	57,214
Independent trustees' compensation	1,642
Registration fees	47,346
Audit	81,974
Legal	1,749
Miscellaneous	5,809
Total expenses before reductions	5,190,422
Expense reductions	(1,846)	5,188,576
Net investment income (loss)		5,542,078
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $109,783)	8,825,411
Foreign currency transactions	(130,169)
Total net realized gain (loss)		8,695,242
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $51,983)	69,433,131
Assets and liabilities in foreign currencies	33,718
Total change in net unrealized appreciation (depreciation)		69,466,849
Net gain (loss)		78,162,091
Net increase (decrease) in net assets resulting from operations		$ 83,704,169

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,542,078	$ 10,368,645
Net realized gain (loss)	8,695,242	226,736,010
Change in net unrealized appreciation (depreciation)	69,466,849	(253,669,311)
Net increase (decrease) in net assets resulting from operations	83,704,169	(16,564,656)
Distributions to shareholders from net investment income	(7,662,528)	(4,012,676)
Distributions to shareholders from net realized gain	(116,906,834)	(26,257,450)
Total distributions	(124,569,362)	(30,270,126)
Share transactions - net increase (decrease)	(13,859,721)	(201,807,331)
Redemption fees	42,072	276,780
Total increase (decrease) in net assets	(54,682,842)	(248,365,333)

Net Assets
Beginning of period	900,073,793	1,148,439,126
End of period (including undistributed net investment income of $5,030,279 and undistributed net investment income of $7,150,729, respectively)	$ 845,390,951	$ 900,073,793

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.98	$ 26.34	$ 19.74	$ 18.97	$ 20.42	$ 17.28
Income from Investment Operations
Net investment income (loss) E	.13	.17	.06	.06	.10	.03
Net realized and unrealized gain (loss)	2.26	(.89)	6.94	1.09	(.88)	3.51
Total from investment operations	2.39	(.72)	7.00	1.15	(.78)	3.54
Distributions from net investment income	(.16)	(.05)	(.07)	(.11)	(.02)	(.06)
Distributions from net realized gain	(3.45)	(.60)	(.33)	(.27)	(.66)	(.34)
Total distributions	(3.61)	(.65)	(.40)	(.38)	(.68)	(.40)
Redemption fees added to paid in capital E	-I	.01	-I	-I	.01	-I
Net asset value, end of period	$ 23.76	$ 24.98	$ 26.34	$ 19.74	$ 18.97	$ 20.42
Total ReturnB, C, D	11.22%	(2.79)%	36.18%	6.28%	(4.00)%	20.85%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53%A	1.50%	1.61%	1.63%	1.56%	1.71%
Expenses net of fee waivers, if any	1.53%A	1.50%	1.61%	1.63%	1.55%	1.65%
Expenses net of all reductions	1.53%A	1.50%	1.60%	1.60%	1.54%	1.63%
Net investment income (loss)	1.12%A	.65%	.25%	.32%	.49%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,863	$ 24,572	$ 24,020	$ 14,125	$ 17,185	$ 19,720
Portfolio turnover rate G	27%A	102%	54%	68%	47%	66%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.81	$ 26.17	$ 19.59	$ 18.80	$ 20.23	$ 17.14
Income from Investment Operations
Net investment income (loss) E	.09	.10	-I	.01	.05	(.02)
Net realized and unrealized gain (loss)	2.25	(.87)	6.90	1.08	(.86)	3.47
Total from investment operations	2.34	(.77)	6.90	1.09	(.81)	3.45
Distributions from net investment income	(.06)	-	-	(.03)	-	(.02)
Distributions from net realized gain	(3.45)	(.60)	(.32)	(.27)	(.63)	(.34)
Total distributions	(3.51)	(.60)	(.32)	(.30)	(.63)	(.36)
Redemption fees added to paid in capital E	-I	.01	-I	-I	.01	-I
Net asset value, end of period	$ 23.64	$ 24.81	$ 26.17	$ 19.59	$ 18.80	$ 20.23
Total ReturnB, C, D	11.01%	(3.00)%	35.80%	5.97%	(4.18)%	20.46%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81%A	1.77%	1.87%	1.88%	1.82%	1.97%
Expenses net of fee waivers, if any	1.81%A	1.77%	1.87%	1.88%	1.81%	1.90%
Expenses net of all reductions	1.81%A	1.76%	1.85%	1.85%	1.79%	1.88%
Net investment income (loss)	.85%A	.38%	(.01)%	.07%	.24%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,893	$ 12,296	$ 13,530	$ 9,262	$ 13,744	$ 16,092
Portfolio turnover rate G	27%A	102%	54%	68%	47%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.51	$ 25.87	$ 19.22	$ 18.38	$ 19.79	$ 16.78
Income from Investment Operations
Net investment income (loss) E	.04	(.03)	(.11)	(.08)	(.05)	(.10)
Net realized and unrealized gain (loss)	2.22	(.87)	6.84	1.07	(.85)	3.39
Total from investment operations	2.26	(.90)	6.73	.99	(.90)	3.29
Distributions from net realized gain	(3.42)	(.47)	(.08)	(.15)	(.52)	(.28)
Redemption fees added to paid in capital E	-I	.01	-I	-I	.01	-I
Net asset value, end of period	$ 23.35	$ 24.51	$ 25.87	$ 19.22	$ 18.38	$ 19.79
Total ReturnB, C, D	10.76%	(3.52)%	35.14%	5.45%	(4.68)%	19.90%
Ratios to Average Net Assets F, H
Expenses before reductions	2.31%A	2.28%	2.37%	2.38%	2.32%	2.47%
Expenses net of fee waivers, if any	2.31%A	2.28%	2.36%	2.38%	2.30%	2.40%
Expenses net of all reductions	2.31%A	2.27%	2.35%	2.35%	2.29%	2.38%
Net investment income (loss)	.35%A	(.13)%	(.51)%	(.43)%	(.26)%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 430	$ 507	$ 795	$ 790	$ 2,067	$ 3,457
Portfolio turnover rate G	27%A	102%	54%	68%	47%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.27	$ 25.68	$ 19.18	$ 18.38	$ 19.85	$ 16.85
Income from Investment Operations
Net investment income (loss) E	.04	(.02)	(.11)	(.08)	(.04)	(.10)
Net realized and unrealized gain (loss)	2.19	(.85)	6.79	1.07	(.85)	3.40
Total from investment operations	2.23	(.87)	6.68	.99	(.89)	3.30
Distributions from net realized gain	(3.42)	(.55)	(.18)	(.19)	(.59)	(.30)
Redemption fees added to paid in capital E	-I	.01	-I	-I	.01	-I
Net asset value, end of period	$ 23.08	$ 24.27	$ 25.68	$ 19.18	$ 18.38	$ 19.85
Total ReturnB, C, D	10.74%	(3.43)%	35.15%	5.46%	(4.64)%	19.86%
Ratios to Average Net Assets F, H
Expenses before reductions	2.30%A	2.23%	2.33%	2.38%	2.27%	2.42%
Expenses net of fee waivers, if any	2.30%A	2.22%	2.33%	2.38%	2.26%	2.40%
Expenses net of all reductions	2.30%A	2.22%	2.32%	2.35%	2.24%	2.37%
Net investment income (loss)	.36%A	(.07)%	(.47)%	(.43)%	(.21)%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,045	$ 12,576	$ 13,426	$ 6,799	$ 9,545	$ 13,501
Portfolio turnover rate G	27%A	102%	54%	68%	47%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.34	$ 26.67	$ 19.99	$ 19.23	$ 20.66	$ 17.48
Income from Investment Operations
Net investment income (loss) D	.16	.25	.12	.11	.17	.07
Net realized and unrealized gain (loss)	2.29	(.90)	7.02	1.10	(.89)	3.53
Total from investment operations	2.45	(.65)	7.14	1.21	(.72)	3.60
Distributions from net investment income	(.24)	(.09)	(.14)	(.18)	(.06)	(.08)
Distributions from net realized gain	(3.45)	(.60)	(.33)	(.27)	(.66)	(.34)
Total distributions	(3.69)	(.69)	(.46)I	(.45)	(.72)	(.42)
Redemption fees added to paid in capital D	-H	.01	-H	-H	.01	-H
Net asset value, end of period	$ 24.10	$ 25.34	$ 26.67	$ 19.99	$ 19.23	$ 20.66
Total ReturnB, C	11.33%	(2.48)%	36.56%	6.55%	(3.65)%	21.02%
Ratios to Average Net Assets E, G
Expenses before reductions	1.26%A	1.21%	1.33%	1.35%	1.26%	1.44%
Expenses net of fee waivers, if any	1.25%A	1.20%	1.32%	1.35%	1.25%	1.44%
Expenses net of all reductions	1.25%A	1.20%	1.31%	1.33%	1.23%	1.42%
Net investment income (loss)	1.40%A	.95%	.53%	.59%	.80%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 787,896	$ 842,031	$ 1,029,629	$ 692,769	$ 856,692	$ 808,478
Portfolio turnover rate F	27%A	102%	54%	68%	47%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.46 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.327 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.34	$ 26.67	$ 20.00	$ 19.24	$ 20.66	$ 17.47
Income from Investment Operations
Net investment income (loss) D	.17	.29	.16	.13	.18	.09
Net realized and unrealized gain (loss)	2.30	(.90)	7.00	1.10	(.89)	3.53
Total from investment operations	2.47	(.61)	7.16	1.23	(.71)	3.62
Distributions from net investment income	(.08)	(.13)	(.16)	(.20)	(.06)	(.09)
Distributions from net realized gain	(3.45)	(.60)	(.33)	(.27)	(.66)	(.34)
Total distributions	(3.53)	(.73)	(.49)	(.47)	(.72)	(.43)
Redemption fees added to paid in capital D	-H	.01	-H	-H	.01	-H
Net asset value, end of period	$ 24.28	$ 25.34	$ 26.67	$ 20.00	$ 19.24	$ 20.66
Total ReturnB, C	11.37%	(2.35)%	36.68%	6.65%	(3.62)%	21.15%
Ratios to Average Net Assets E, G
Expenses before reductions	1.19%A	1.08%	1.20%	1.25%	1.22%	1.34%
Expenses net of fee waivers, if any	1.19%A	1.08%	1.20%	1.25%	1.21%	1.34%
Expenses net of all reductions	1.19%A	1.08%	1.18%	1.22%	1.19%	1.31%
Net investment income (loss)	1.47%A	1.07%	.66%	.70%	.84%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,264	$ 8,092	$ 67,038	$ 9,503	$ 15,752	$ 8,231
Portfolio turnover rateF	27%A	102%	54%	68%	47%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015

1. Organization.

Fidelity® International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 115,135,403
Gross unrealized depreciation	(61,115,594)
Net unrealized appreciation (depreciation) on securities	$ 54,019,809

Tax cost	$ 802,942,260

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $105,012,023 and $243,700,527, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to its benchmark index, the MSCI All Country World ex USA Small Cap Index effective April 1, 2014 (the MSCI EAFE Small Cap Index prior to April 1, 2014), over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .91% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 29,572	$ 757
Class T	.25%	.25%	28,884	336
Class B	.75%	.25%	2,235	1,689
Class C	.75%	.25%	53,267	6,474
			$ 113,958	$ 9,256

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,739
Class T	1,570
Class B*	32
Class C*	2,195
$ 11,536

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 32,791.28
Class T	17,512.30
Class B	664.30
Class C	15,566.29
International Small Cap	936,865.25
Institutional Class	7,329.18
	$ 1,010,727

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $262 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,975.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $650 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $494,737. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $70,251, including $125 from securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Small Cap expenses during the period in the amount of $1,835.

Semiannual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 155,785	$ 48,210
Class T	27,108	-
International Small Cap	7,454,709	3,601,146
Institutional Class	24,926	363,320
Total	$ 7,662,528	$ 4,012,676
From net realized gain
Class A	$ 3,382,206	$ 564,345
Class T	1,671,017	310,220
Class B	66,002	14,343
Class C	1,697,539	305,689
International Small Cap	109,040,767	23,368,303
Institutional Class	1,049,303	1,694,550
Total	$ 116,906,834	$ 26,257,450

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	144,281	355,842	$ 3,284,195	$ 9,376,508
Reinvestment of distributions	159,613	22,103	3,404,539	571,356
Shares redeemed	(198,700)	(306,489)	(4,370,715)	(8,061,522)
Net increase (decrease)	105,194	71,456	$ 2,318,019	$ 1,886,342
Class T
Shares sold	36,510	115,645	$ 831,282	$ 3,022,509
Reinvestment of distributions	77,005	11,686	1,636,354	300,676
Shares redeemed	(106,019)	(148,659)	(2,357,144)	(3,861,942)
Net increase (decrease)	7,496	(21,328)	$ 110,492	$ (538,757)
Class B
Shares sold	407	3,137	$ 9,032	$ 80,198
Reinvestment of distributions	2,954	538	62,128	13,734
Shares redeemed	(5,642)	(13,726)	(125,892)	(356,690)
Net increase (decrease)	(2,281)	(10,051)	$ (54,732)	$ (262,758)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	52,097	207,733	$ 1,140,048	$ 5,326,341
Reinvestment of distributions	71,584	10,499	1,488,229	265,425
Shares redeemed	(206,727)	(222,725)	(4,430,547)	(5,644,059)
Net increase (decrease)	(83,046)	(4,493)	$ (1,802,270)	$ (52,293)
International Small Cap
Shares sold	2,614,655	7,158,603	$ 60,120,763	$ 190,711,642
Reinvestment of distributions	5,231,399	988,313	113,102,853	25,844,388
Shares redeemed	(8,385,024)	(13,529,838)	(188,987,973)	(360,297,655)
Net increase (decrease)	(538,970)	(5,382,922)	$ (15,764,357)	$ (143,741,625)
Institutional Class
Shares sold	106,777	1,844,038	$ 2,442,413	$ 48,462,558
Reinvestment of distributions	46,102	61,170	1,003,648	1,598,368
Shares redeemed	(90,716)	(4,099,284)	(2,112,934)	(109,159,166)
Net increase (decrease)	62,163	(2,194,076)	$ 1,333,127	$ (59,098,240)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2015 and for the year ended October 31, 2014, and the financial highlights for the six months ended April 30, 2015 and for each of the five years in the period ended October 31, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2015 and for the year ended October 31, 2014, and the financial highlights for the six months ended April 30, 2015 and for each of the five years in the period ended October 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK)
Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ISC-USAN-0615
1.800661.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® International Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.42%
Actual		$ 1,000.00	$ 1,050.60	$ 7.22
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.10
Class T	1.69%
Actual		$ 1,000.00	$ 1,049.10	$ 8.59
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.45
Class B	2.18%
Actual		$ 1,000.00	$ 1,044.90	$ 11.05
HypotheticalA		$ 1,000.00	$ 1,013.98	$ 10.89
Class C	2.18%
Actual		$ 1,000.00	$ 1,046.30	$ 11.06
HypotheticalA		$ 1,000.00	$ 1,013.98	$ 10.89
International Value	1.06%
Actual		$ 1,000.00	$ 1,052.40	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Institutional Class	1.17%
Actual		$ 1,000.00	$ 1,051.10	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom 24.9%
Japan 20.4%
France 14.8%
Switzerland 6.8%
Germany 6.3%
Australia 4.6%
United States of America* 4.0%
Netherlands 2.9%
Italy 2.0%
Other 13.3%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
United Kingdom 23.4%
Japan 18.6%
France 14.4%
Switzerland 7.9%
Germany 7.8%
Australia 5.7%
United States of America* 3.7%
Spain 2.9%
Netherlands 2.5%
Other 13.1%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.2	98.8
Short-Term Investments and Net Other Assets (Liabilities)	0.8	1.2
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	2.8	3.3
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.8	0.0
Toyota Motor Corp. (Japan, Automobiles)	2.7	1.5
Mitsubishi UFJ Financial Group, Inc. (Japan, Banks)	2.6	2.2
Sanofi SA (France, Pharmaceuticals)	2.4	2.2
HSBC Holdings PLC sponsored ADR (United Kingdom, Banks)	2.1	2.7
Nestle SA (Switzerland, Food Products)	2.0	2.1
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	2.0	2.0
Westpac Banking Corp. (Australia, Banks)	1.8	2.4
BASF AG (Germany, Chemicals)	1.8	1.7
	23.0
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.7	25.5
Consumer Discretionary	15.5	10.2
Health Care	14.3	16.1
Industrials	7.8	8.1
Consumer Staples	7.1	8.5
Telecommunication Services	7.1	9.0
Energy	6.8	7.2
Information Technology	5.6	5.5
Materials	4.9	4.8
Utilities	2.4	3.9

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 4.6%
Ansell Ltd.	52,575	$ 1,085,480
Australia & New Zealand Banking Group Ltd.	93,106	2,504,364
Telstra Corp. Ltd.	166,205	819,409
Transurban Group unit	200,525	1,574,160
Westpac Banking Corp.	138,492	3,978,968
TOTAL AUSTRALIA		9,962,381
Bailiwick of Jersey - 1.8%
Shire PLC	24,900	2,023,464
Wolseley PLC	30,211	1,786,812
TOTAL BAILIWICK OF JERSEY		3,810,276
Belgium - 0.6%
Anheuser-Busch InBev SA NV	11,070	1,347,754
Bermuda - 0.2%
Travelport Worldwide Ltd. (d)	32,800	519,224
Canada - 1.1%
Imperial Oil Ltd.	31,400	1,384,046
Potash Corp. of Saskatchewan, Inc.	32,800	1,071,131
TOTAL CANADA		2,455,177
Denmark - 0.4%
Topdanmark A/S (a)	27,300	818,793
Finland - 1.1%
Sampo Oyj (A Shares)	48,634	2,356,526
France - 14.8%
Atos Origin SA	24,939	1,949,262
AXA SA	119,021	3,009,547
Cap Gemini SA	28,093	2,502,961
Havas SA	134,966	1,125,718
Orange SA	124,000	2,042,445
Renault SA	12,645	1,330,478
Sanofi SA	50,542	5,144,696
Societe Generale Series A	39,700	1,984,790
Total SA	112,763	6,106,108
Unibail-Rodamco	8,000	2,208,884
VINCI SA	35,300	2,165,116
Vivendi SA	101,392	2,541,766
TOTAL FRANCE		32,111,771
Germany - 5.2%
BASF AG (d)	39,993	3,973,226
Common Stocks - continued
	Shares	Value
Germany - continued
Bayer AG	15,003	$ 2,159,421
Continental AG	6,766	1,585,645
Fresenius SE & Co. KGaA	32,900	1,957,318
GEA Group AG	33,279	1,598,255
TOTAL GERMANY		11,273,865
Ireland - 1.2%
Actavis PLC (a)	9,080	2,568,369
Israel - 1.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	46,699	2,821,554
Italy - 2.0%
Intesa Sanpaolo SpA	520,400	1,748,286
Mediaset SpA	246,900	1,268,971
Telecom Italia SpA (a)	1,088,900	1,285,194
TOTAL ITALY		4,302,451
Japan - 20.4%
Astellas Pharma, Inc.	133,900	2,084,917
Dentsu, Inc.	36,700	1,710,760
East Japan Railway Co.	21,600	1,909,160
Fujitsu Ltd.	201,000	1,332,300
Hitachi Ltd.	213,000	1,453,278
Hoya Corp.	55,600	2,142,874
Itochu Corp.	125,100	1,540,365
Japan Tobacco, Inc.	86,300	3,013,671
KDDI Corp.	99,100	2,344,938
Makita Corp.	20,700	1,033,018
Mitsubishi UFJ Financial Group, Inc.	784,600	5,574,073
Nippon Prologis REIT, Inc.	414	897,036
Nippon Telegraph & Telephone Corp.	35,100	2,370,128
OMRON Corp.	30,200	1,386,726
ORIX Corp.	130,800	2,011,495
Seven & i Holdings Co. Ltd.	56,900	2,445,809
Seven Bank Ltd.	286,800	1,545,242
Sony Financial Holdings, Inc.	78,500	1,409,274
Sumitomo Mitsui Trust Holdings, Inc.	488,000	2,148,146
Toyota Motor Corp.	83,900	5,840,206
TOTAL JAPAN		44,193,416
Korea (South) - 0.5%
Samsung Electronics Co. Ltd.	857	1,121,863
Common Stocks - continued
	Shares	Value
Luxembourg - 0.5%
RTL Group SA	11,739	$ 1,111,094
Netherlands - 2.9%
ING Groep NV (Certificaten Van Aandelen)	164,590	2,525,067
Mylan N.V. (a)	14,200	1,026,092
Reed Elsevier NV	114,719	2,766,727
TOTAL NETHERLANDS		6,317,886
Singapore - 1.5%
Singapore Telecommunications Ltd.	641,000	2,146,032
UOL Group Ltd.	173,200	1,044,541
TOTAL SINGAPORE		3,190,573
Spain - 1.8%
Iberdrola SA	414,424	2,773,860
Mediaset Espana Comunicacion, S.A.	88,500	1,199,587
TOTAL SPAIN		3,973,447
Sweden - 1.3%
Nordea Bank AB	217,400	2,762,100
Switzerland - 6.8%
Nestle SA	55,686	4,320,355
Novartis AG	35,405	3,613,866
Roche Holding AG (participation certificate)	3,854	1,102,842
Syngenta AG (Switzerland)	3,342	1,118,333
UBS Group AG	84,658	1,699,086
Zurich Insurance Group AG	9,679	2,987,457
TOTAL SWITZERLAND		14,841,939
United Kingdom - 24.9%
AstraZeneca PLC (United Kingdom)	53,762	3,689,504
Aviva PLC	284,900	2,292,152
BAE Systems PLC	326,429	2,528,914
Barclays PLC	789,088	3,087,270
BG Group PLC	72,200	1,307,799
BP PLC sponsored ADR	140,538	6,065,620
Bunzl PLC	73,660	2,071,118
Compass Group PLC	128,639	2,274,046
HSBC Holdings PLC sponsored ADR	93,506	4,640,703
Imperial Tobacco Group PLC	53,273	2,601,348
Informa PLC	153,772	1,309,609
ITV PLC	640,396	2,486,349
Johnson Matthey PLC	21,637	1,106,275
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Liberty Global PLC Class A (a)	28,000	$ 1,459,920
Lloyds Banking Group PLC	2,645,600	3,133,127
Meggitt PLC	77,723	628,109
Micro Focus International PLC	9,439	181,674
National Grid PLC	183,082	2,463,066
Prudential PLC	67,351	1,676,875
Rio Tinto PLC	76,200	3,410,034
Standard Chartered PLC (United Kingdom)	37,125	607,818
Tesco PLC	245,800	828,511
Vodafone Group PLC sponsored ADR	121,358	4,271,802
TOTAL UNITED KINGDOM		54,121,643
United States of America - 3.2%
Altria Group, Inc.	21,200	1,061,060
Constellation Brands, Inc. Class A (sub. vtg.) (a)	15,600	1,808,664
Energizer Holdings, Inc.	8,000	1,092,960
McGraw Hill Financial, Inc.	13,600	1,418,480
ResMed, Inc. CDI	227,814	1,454,865
TOTAL UNITED STATES OF AMERICA		6,836,029
TOTAL COMMON STOCKS (Cost $198,440,368)		212,818,131
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.1%
Volkswagen AG (Cost $2,072,501)	9,331	2,402,226
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	639,573	$ 639,573
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	3,307,000	3,307,000
TOTAL MONEY MARKET FUNDS (Cost $3,946,573)		3,946,573
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $204,459,442)		219,166,930
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(2,226,727)
NET ASSETS - 100%		$ 216,940,203
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,224
Fidelity Securities Lending Cash Central Fund	48,874
Total	$ 50,098
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 33,945,997	$ 1,979,144	$ 31,966,853	$ -
Consumer Staples	15,506,461	3,962,684	11,543,777	-
Energy	14,863,573	7,449,666	7,413,907	-
Financials	60,070,100	11,307,174	48,762,926	-
Health Care	30,732,388	8,956,360	21,776,028	-
Industrials	16,835,027	1,574,160	15,260,867	-
Information Technology	12,070,938	1,121,863	10,949,075	-
Materials	10,678,999	1,071,131	9,607,868	-
Telecommunication Services	15,279,948	7,237,243	8,042,705	-
Utilities	5,236,926	-	5,236,926	-
Money Market Funds	3,946,573	3,946,573	-	-
Total Investments in Securities:	$ 219,166,930	$ 48,605,998	$ 170,560,932	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 47,358,875
Level 2 to Level 1	9,596,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,153,782) - See accompanying schedule: Unaffiliated issuers (cost $200,512,869)	$ 215,220,357
Fidelity Central Funds (cost $3,946,573)	3,946,573
Total Investments (cost $204,459,442)		$ 219,166,930
Cash		93,433
Receivable for investments sold		789,920
Receivable for fund shares sold		163,401
Dividends receivable		1,156,951
Distributions receivable from Fidelity Central Funds		14,213
Prepaid expenses		156
Other receivables		2,358
Total assets		221,387,362

Liabilities
Payable for investments purchased	$ 857,698
Payable for fund shares redeemed	65,509
Accrued management fee	120,319
Distribution and service plan fees payable	6,988
Other affiliated payables	43,396
Other payables and accrued expenses	46,249
Collateral on securities loaned, at value	3,307,000
Total liabilities		4,447,159

Net Assets		$ 216,940,203
Net Assets consist of:
Paid in capital		$ 309,205,932
Undistributed net investment income		1,561,185
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(108,537,654)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,710,740
Net Assets		$ 216,940,203

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,681,935 ÷ 877,020 shares)	$ 8.76

Maximum offering price per share (100/94.25 of $8.76)	$ 9.29
Class T: Net Asset Value and redemption price per share ($3,984,244 ÷ 455,252 shares)	$ 8.75

Maximum offering price per share (100/96.50 of $8.75)	$ 9.07
Class B: Net Asset Value and offering price per share ($356,264 ÷ 40,189 shares)A	$ 8.86

Class C: Net Asset Value and offering price per share ($4,291,579 ÷ 490,524 shares)A	$ 8.75

International Value: Net Asset Value, offering price and redemption price per share ($196,167,458 ÷ 22,404,072 shares)	$ 8.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,458,723 ÷ 508,877 shares)	$ 8.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 3,385,780
Income from Fidelity Central Funds		50,098
Income before foreign taxes withheld		3,435,878
Less foreign taxes withheld		(225,395)
Total income		3,210,483

Expenses
Management fee Basic fee	$ 728,162
Performance adjustment	(26)
Transfer agent fees	198,179
Distribution and service plan fees	38,188
Accounting and security lending fees	54,540
Custodian fees and expenses	35,205
Independent trustees' compensation	407
Registration fees	69,787
Audit	31,001
Legal	316
Miscellaneous	858
Total expenses before reductions	1,156,617
Expense reductions	(6,304)	1,150,313
Net investment income (loss)		2,060,170
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,358,342)
Foreign currency transactions	(120,309)
Total net realized gain (loss)		(4,478,651)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,057,058
Assets and liabilities in foreign currencies	28,011
Total change in net unrealized appreciation (depreciation)		13,085,069
Net gain (loss)		8,606,418
Net increase (decrease) in net assets resulting from operations		$ 10,666,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,060,170	$ 7,699,402
Net realized gain (loss)	(4,478,651)	12,080,123
Change in net unrealized appreciation (depreciation)	13,085,069	(23,435,459)
Net increase (decrease) in net assets resulting from operations	10,666,588	(3,655,934)
Distributions to shareholders from net investment income	(7,553,931)	(4,160,313)
Distributions to shareholders from net realized gain	-	(301,192)
Total distributions	(7,553,931)	(4,461,505)
Share transactions - net increase (decrease)	5,766,788	20,511,129
Redemption fees	647	1,150
Total increase (decrease) in net assets	8,880,092	12,394,840

Net Assets
Beginning of period	208,060,111	195,665,271
End of period (including undistributed net investment income of $1,561,185 and undistributed net investment income of $7,054,946, respectively)	$ 216,940,203	$ 208,060,111

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.62	$ 8.96	$ 7.39	$ 7.02	$ 8.22	$ 7.75
Income from Investment Operations
Net investment income (loss) E	.07	.31H	.17	.20	.22	.15
Net realized and unrealized gain (loss)	.35	(.47)	1.64	.39	(1.19)	.44
Total from investment operations	.42	(.16)	1.81	.59	(.97)	.59
Distributions from net investment income	(.28)	(.17)	(.20)	(.22)	(.19)	(.11)
Distributions from net realized gain	-	(.01)	(.04)	-	(.03)	(.01)
Total distributions	(.28)	(.18)	(.24)	(.22)	(.23)K	(.12)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.76	$ 8.62	$ 8.96	$ 7.39	$ 7.02	$ 8.22
Total ReturnB, C, D	5.06%	(1.76)%	25.24%	8.82%	(12.19)%	7.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.42%A	1.32%	1.39%	1.44%	1.36%	1.40%
Expenses net of fee waivers, if any	1.42%A	1.32%	1.39%	1.44%	1.36%	1.40%
Expenses net of all reductions	1.41%A	1.32%	1.36%	1.41%	1.34%	1.38%
Net investment income (loss)	1.67%A	3.44%H	2.08%	2.85%	2.79%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,682	$ 6,296	$ 6,191	$ 4,491	$ 4,668	$ 4,699
Portfolio turnover rateG	51% A	69%	79%	74%	83%	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.23 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 8.94	$ 7.38	$ 7.00	$ 8.20	$ 7.73
Income from Investment Operations
Net investment income (loss) E	.06	.28H	.15	.18	.20	.13
Net realized and unrealized gain (loss)	.35	(.46)	1.64	.40	(1.19)	.44
Total from investment operations	.41	(.18)	1.79	.58	(.99)	.57
Distributions from net investment income	(.26)	(.15)	(.19)	(.20)	(.17)	(.09)
Distributions from net realized gain	-	(.01)	(.04)	-	(.03)	(.01)
Total distributions	(.26)	(.16)	(.23)	(.20)	(.21)K	(.10)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.75	$ 8.60	$ 8.94	$ 7.38	$ 7.00	$ 8.20
Total ReturnB, C, D	4.91%	(1.99)%	24.86%	8.60%	(12.42)%	7.32%
Ratios to Average Net Assets F, I
Expenses before reductions	1.69%A	1.59%	1.66%	1.71%	1.63%	1.67%
Expenses net of fee waivers, if any	1.69%A	1.59%	1.65%	1.70%	1.62%	1.67%
Expenses net of all reductions	1.69%A	1.59%	1.63%	1.67%	1.60%	1.65%
Net investment income (loss)	1.39%A	3.17%H	1.81%	2.58%	2.52%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,984	$ 3,604	$ 3,758	$ 2,693	$ 2,468	$ 2,276
Portfolio turnover rateG	51% A	69%	79%	74%	83%	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.21 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 8.98	$ 7.39	$ 7.00	$ 8.20	$ 7.74
Income from Investment Operations
Net investment income (loss) E	.04	.24H	.11	.14	.17	.09
Net realized and unrealized gain (loss)	.34	(.45)	1.65	.41	(1.20)	.44
Total from investment operations	.38	(.21)	1.76	.55	(1.03)	.53
Distributions from net investment income	(.18)	(.09)	(.13)	(.16)	(.13)	(.06)
Distributions from net realized gain	-	(.01)	(.04)	-	(.03)	(.01)
Total distributions	(.18)	(.11)L	(.17)	(.16)	(.17)K	(.07)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.86	$ 8.66	$ 8.98	$ 7.39	$ 7.00	$ 8.20
Total ReturnB, C, D	4.49%	(2.39)%	24.30%	8.07%	(12.88)%	6.82%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18%A	2.08%	2.14%	2.19%	2.11%	2.15%
Expenses net of fee waivers, if any	2.18%A	2.08%	2.14%	2.19%	2.11%	2.15%
Expenses net of all reductions	2.17%A	2.08%	2.11%	2.16%	2.09%	2.13%
Net investment income (loss)	.91%A	2.68%H	1.32%	2.09%	2.04%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 356	$ 414	$ 678	$ 691	$ 901	$ 1,216
Portfolio turnover rateG	51% A	69%	79%	74%	83%	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.17 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.034 per share. LTotal distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 8.93	$ 7.38	$ 7.00	$ 8.20	$ 7.73
Income from Investment Operations
Net investment income (loss) E	.04	.24H	.11	.14	.16	.09
Net realized and unrealized gain (loss)	.35	(.45)	1.63	.41	(1.19)	.44
Total from investment operations	.39	(.21)	1.74	.55	(1.03)	.53
Distributions from net investment income	(.23)	(.11)	(.15)	(.17)	(.14)	(.05)
Distributions from net realized gain	-	(.01)	(.04)	-	(.03)	(.01)
Total distributions	(.23)	(.13)K	(.19)	(.17)	(.17)	(.06)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.75	$ 8.59	$ 8.93	$ 7.38	$ 7.00	$ 8.20
Total ReturnB, C, D	4.63%	(2.43)%	24.17%	8.12%	(12.84)%	6.84%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18%A	2.07%	2.14%	2.19%	2.12%	2.15%
Expenses net of fee waivers, if any	2.18%A	2.07%	2.14%	2.19%	2.11%	2.15%
Expenses net of all reductions	2.17%A	2.07%	2.11%	2.16%	2.09%	2.13%
Net investment income (loss)	.91%A	2.69%H	1.33%	2.09%	2.04%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,292	$ 3,647	$ 3,231	$ 2,249	$ 2,108	$ 2,123
Portfolio turnover rateG	51% A	69%	79%	74%	83%	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.13 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 8.97	$ 7.40	$ 7.03	$ 8.23	$ 7.75
Income from Investment Operations
Net investment income (loss) D	.09	.34G	.19	.22	.25	.17
Net realized and unrealized gain (loss)	.35	(.46)	1.65	.40	(1.20)	.44
Total from investment operations	.44	(.12)	1.84	.62	(.95)	.61
Distributions from net investment income	(.32)	(.20)	(.22)	(.25)	(.22)	(.13)
Distributions from net realized gain	-	(.01)	(.04)	-	(.03)	(.01)
Total distributions	(.32)	(.21)	(.27)K	(.25)	(.25)	(.13)J
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.76	$ 8.64	$ 8.97	$ 7.40	$ 7.03	$ 8.23
Total ReturnB, C	5.24%	(1.34)%	25.57%	9.19%	(11.91)%	7.95%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06%A	.96%	1.05%	1.13%	1.04%	1.09%
Expenses net of fee waivers, if any	1.06%A	.96%	1.05%	1.13%	1.03%	1.09%
Expenses net of all reductions	1.06%A	.95%	1.02%	1.10%	1.01%	1.08%
Net investment income (loss)	2.02%A	3.80%G	2.41%	3.16%	3.11%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 196,167	$ 192,789	$ 181,568	$ 128,983	$ 150,967	$ 163,090
Portfolio turnover rateF	51% A	69%	79%	74%	83%	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.27%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.13 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.005 per share. KTotal distributions of $.27 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.042 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 8.98	$ 7.41	$ 7.04	$ 8.24	$ 7.76
Income from Investment Operations
Net investment income (loss) D	.08	.33G	.19	.22	.25	.18
Net realized and unrealized gain (loss)	.35	(.45)	1.65	.40	(1.19)	.44
Total from investment operations	.43	(.12)	1.84	.62	(.94)	.62
Distributions from net investment income	(.32)	(.19)	(.23)	(.25)	(.22)	(.14)
Distributions from net realized gain	-	(.01)	(.04)	-	(.03)	(.01)
Total distributions	(.32)	(.21)L	(.27)	(.25)	(.26)K	(.14)J
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.76	$ 8.65	$ 8.98	$ 7.41	$ 7.04	$ 8.24
Total ReturnB, C	5.11%	(1.41)%	25.64%	9.22%	(11.83)%	8.05%
Ratios to Average Net Assets E, H
Expenses before reductions	1.17%A	1.05%	1.07%	1.10%	.98%	.98%
Expenses net of fee waivers, if any	1.17%A	1.05%	1.07%	1.10%	.98%	.98%
Expenses net of all reductions	1.17%A	1.04%	1.04%	1.07%	.96%	.97%
Net investment income (loss)	1.92%A	3.71%G	2.39%	3.18%	3.17%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,459	$ 1,310	$ 239	$ 372	$ 473	$ 519
Portfolio turnover rateF	51% A	69%	79%	74%	83%	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.18%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.14 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.005 per share. KTotal distributions of $.26 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.034 per share. LTotal distributions of $.21 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,354,025
Gross unrealized depreciation	(9,016,625)
Net unrealized appreciation (depreciation) on securities	$ 14,337,400

Tax cost	$ 204,829,530

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (2,663,413)
2017	(65,376,972)
2018	(3,571,319)
2019	(31,368,797)
Total capital loss carryforward	$ (102,980,501)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $53,883,205 and $53,026,265, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to its benchmark index, the MSCI EAFE Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8,065	$ 435
Class T	.25%	.25%	9,249	121
Class B	.75%	.25%	1,883	1,417
Class C	.75%	.25%	18,991	3,431
			$ 38,188	$ 5,404

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,849
Class T	704
Class B*	97
Class C*	439
$ 5,089

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 9,221.29
Class T	5,733.31
Class B	552.29
Class C	5,616.30
International Value	173,464.18
Institutional Class	3,593.29
	$ 198,179

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $104 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $163 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers

Semiannual Report

7. Security Lending - continued

and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $48,874. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,026 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Value expenses during the period in the amount of $278.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 204,314	$ 117,558
Class T	109,443	63,542
Class B	8,373	6,919
Class C	99,311	40,539
International Value	7,079,700	3,926,459
Institutional Class	52,790	5,296
Total	$ 7,553,931	$ 4,160,313
From net realized gain
Class A	$ -	$ 9,681
Class T	-	5,931
Class B	-	1,042
Class C	-	5,113
International Value	-	279,037
Institutional Class	-	388
Total	$ -	$ 301,192

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	263,322	271,659	$ 2,230,234	$ 2,416,438
Reinvestment of distributions	23,604	12,904	197,333	112,525
Shares redeemed	(139,987)	(245,285)	(1,163,433)	(2,196,440)
Net increase (decrease)	146,939	39,278	$ 1,264,134	$ 332,523
Class T
Shares sold	53,273	79,778	$ 449,498	$ 709,484
Reinvestment of distributions	12,981	7,900	108,520	68,891
Shares redeemed	(29,899)	(88,989)	(252,418)	(796,094)
Net increase (decrease)	36,355	(1,311)	$ 305,600	$ (17,719)
Class B
Shares sold	2,258	1,662	$ 18,257	$ 15,295
Reinvestment of distributions	891	756	7,565	6,661
Shares redeemed	(10,799)	(30,069)	(90,201)	(270,154)
Net increase (decrease)	(7,650)	(27,651)	$ (64,379)	$ (248,198)
Class C
Shares sold	93,384	107,427	$ 790,952	$ 961,012
Reinvestment of distributions	10,999	4,784	92,173	41,813
Shares redeemed	(38,322)	(49,408)	(317,705)	(437,003)
Net increase (decrease)	66,061	62,803	$ 565,420	$ 565,822
International Value
Shares sold	1,378,533	5,177,049	$ 11,607,188	$ 46,484,243
Reinvestment of distributions	823,202	470,965	6,873,736	4,097,400
Shares redeemed	(2,110,868)	(3,570,903)	(17,830,791)	(31,830,840)
Net increase (decrease)	90,867	2,077,111	$ 650,133	$ 18,750,803
Institutional Class
Shares sold	381,429	140,760	$ 3,249,750	$ 1,271,347
Reinvestment of distributions	5,275	394	44,098	3,438
Shares redeemed	(29,270)	(16,367)	(247,968)	(146,887)
Net increase (decrease)	357,434	124,787	$ 3,045,880	$ 1,127,898

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund, was the owner of record of approximately 36% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 49% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AFIV-USAN-0615
1.827499.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Value

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
International Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.42%
Actual		$ 1,000.00	$ 1,050.60	$ 7.22
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.10
Class T	1.69%
Actual		$ 1,000.00	$ 1,049.10	$ 8.59
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.45
Class B	2.18%
Actual		$ 1,000.00	$ 1,044.90	$ 11.05
HypotheticalA		$ 1,000.00	$ 1,013.98	$ 10.89
Class C	2.18%
Actual		$ 1,000.00	$ 1,046.30	$ 11.06
HypotheticalA		$ 1,000.00	$ 1,013.98	$ 10.89
International Value	1.06%
Actual		$ 1,000.00	$ 1,052.40	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Institutional Class	1.17%
Actual		$ 1,000.00	$ 1,051.10	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom 24.9%
Japan 20.4%
France 14.8%
Switzerland 6.8%
Germany 6.3%
Australia 4.6%
United States of America* 4.0%
Netherlands 2.9%
Italy 2.0%
Other 13.3%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
United Kingdom 23.4%
Japan 18.6%
France 14.4%
Switzerland 7.9%
Germany 7.8%
Australia 5.7%
United States of America* 3.7%
Spain 2.9%
Netherlands 2.5%
Other 13.1%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.2	98.8
Short-Term Investments and Net Other Assets (Liabilities)	0.8	1.2
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	2.8	3.3
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.8	0.0
Toyota Motor Corp. (Japan, Automobiles)	2.7	1.5
Mitsubishi UFJ Financial Group, Inc. (Japan, Banks)	2.6	2.2
Sanofi SA (France, Pharmaceuticals)	2.4	2.2
HSBC Holdings PLC sponsored ADR (United Kingdom, Banks)	2.1	2.7
Nestle SA (Switzerland, Food Products)	2.0	2.1
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	2.0	2.0
Westpac Banking Corp. (Australia, Banks)	1.8	2.4
BASF AG (Germany, Chemicals)	1.8	1.7
	23.0
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.7	25.5
Consumer Discretionary	15.5	10.2
Health Care	14.3	16.1
Industrials	7.8	8.1
Consumer Staples	7.1	8.5
Telecommunication Services	7.1	9.0
Energy	6.8	7.2
Information Technology	5.6	5.5
Materials	4.9	4.8
Utilities	2.4	3.9

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 4.6%
Ansell Ltd.	52,575	$ 1,085,480
Australia & New Zealand Banking Group Ltd.	93,106	2,504,364
Telstra Corp. Ltd.	166,205	819,409
Transurban Group unit	200,525	1,574,160
Westpac Banking Corp.	138,492	3,978,968
TOTAL AUSTRALIA		9,962,381
Bailiwick of Jersey - 1.8%
Shire PLC	24,900	2,023,464
Wolseley PLC	30,211	1,786,812
TOTAL BAILIWICK OF JERSEY		3,810,276
Belgium - 0.6%
Anheuser-Busch InBev SA NV	11,070	1,347,754
Bermuda - 0.2%
Travelport Worldwide Ltd. (d)	32,800	519,224
Canada - 1.1%
Imperial Oil Ltd.	31,400	1,384,046
Potash Corp. of Saskatchewan, Inc.	32,800	1,071,131
TOTAL CANADA		2,455,177
Denmark - 0.4%
Topdanmark A/S (a)	27,300	818,793
Finland - 1.1%
Sampo Oyj (A Shares)	48,634	2,356,526
France - 14.8%
Atos Origin SA	24,939	1,949,262
AXA SA	119,021	3,009,547
Cap Gemini SA	28,093	2,502,961
Havas SA	134,966	1,125,718
Orange SA	124,000	2,042,445
Renault SA	12,645	1,330,478
Sanofi SA	50,542	5,144,696
Societe Generale Series A	39,700	1,984,790
Total SA	112,763	6,106,108
Unibail-Rodamco	8,000	2,208,884
VINCI SA	35,300	2,165,116
Vivendi SA	101,392	2,541,766
TOTAL FRANCE		32,111,771
Germany - 5.2%
BASF AG (d)	39,993	3,973,226
Common Stocks - continued
	Shares	Value
Germany - continued
Bayer AG	15,003	$ 2,159,421
Continental AG	6,766	1,585,645
Fresenius SE & Co. KGaA	32,900	1,957,318
GEA Group AG	33,279	1,598,255
TOTAL GERMANY		11,273,865
Ireland - 1.2%
Actavis PLC (a)	9,080	2,568,369
Israel - 1.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	46,699	2,821,554
Italy - 2.0%
Intesa Sanpaolo SpA	520,400	1,748,286
Mediaset SpA	246,900	1,268,971
Telecom Italia SpA (a)	1,088,900	1,285,194
TOTAL ITALY		4,302,451
Japan - 20.4%
Astellas Pharma, Inc.	133,900	2,084,917
Dentsu, Inc.	36,700	1,710,760
East Japan Railway Co.	21,600	1,909,160
Fujitsu Ltd.	201,000	1,332,300
Hitachi Ltd.	213,000	1,453,278
Hoya Corp.	55,600	2,142,874
Itochu Corp.	125,100	1,540,365
Japan Tobacco, Inc.	86,300	3,013,671
KDDI Corp.	99,100	2,344,938
Makita Corp.	20,700	1,033,018
Mitsubishi UFJ Financial Group, Inc.	784,600	5,574,073
Nippon Prologis REIT, Inc.	414	897,036
Nippon Telegraph & Telephone Corp.	35,100	2,370,128
OMRON Corp.	30,200	1,386,726
ORIX Corp.	130,800	2,011,495
Seven & i Holdings Co. Ltd.	56,900	2,445,809
Seven Bank Ltd.	286,800	1,545,242
Sony Financial Holdings, Inc.	78,500	1,409,274
Sumitomo Mitsui Trust Holdings, Inc.	488,000	2,148,146
Toyota Motor Corp.	83,900	5,840,206
TOTAL JAPAN		44,193,416
Korea (South) - 0.5%
Samsung Electronics Co. Ltd.	857	1,121,863
Common Stocks - continued
	Shares	Value
Luxembourg - 0.5%
RTL Group SA	11,739	$ 1,111,094
Netherlands - 2.9%
ING Groep NV (Certificaten Van Aandelen)	164,590	2,525,067
Mylan N.V. (a)	14,200	1,026,092
Reed Elsevier NV	114,719	2,766,727
TOTAL NETHERLANDS		6,317,886
Singapore - 1.5%
Singapore Telecommunications Ltd.	641,000	2,146,032
UOL Group Ltd.	173,200	1,044,541
TOTAL SINGAPORE		3,190,573
Spain - 1.8%
Iberdrola SA	414,424	2,773,860
Mediaset Espana Comunicacion, S.A.	88,500	1,199,587
TOTAL SPAIN		3,973,447
Sweden - 1.3%
Nordea Bank AB	217,400	2,762,100
Switzerland - 6.8%
Nestle SA	55,686	4,320,355
Novartis AG	35,405	3,613,866
Roche Holding AG (participation certificate)	3,854	1,102,842
Syngenta AG (Switzerland)	3,342	1,118,333
UBS Group AG	84,658	1,699,086
Zurich Insurance Group AG	9,679	2,987,457
TOTAL SWITZERLAND		14,841,939
United Kingdom - 24.9%
AstraZeneca PLC (United Kingdom)	53,762	3,689,504
Aviva PLC	284,900	2,292,152
BAE Systems PLC	326,429	2,528,914
Barclays PLC	789,088	3,087,270
BG Group PLC	72,200	1,307,799
BP PLC sponsored ADR	140,538	6,065,620
Bunzl PLC	73,660	2,071,118
Compass Group PLC	128,639	2,274,046
HSBC Holdings PLC sponsored ADR	93,506	4,640,703
Imperial Tobacco Group PLC	53,273	2,601,348
Informa PLC	153,772	1,309,609
ITV PLC	640,396	2,486,349
Johnson Matthey PLC	21,637	1,106,275
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Liberty Global PLC Class A (a)	28,000	$ 1,459,920
Lloyds Banking Group PLC	2,645,600	3,133,127
Meggitt PLC	77,723	628,109
Micro Focus International PLC	9,439	181,674
National Grid PLC	183,082	2,463,066
Prudential PLC	67,351	1,676,875
Rio Tinto PLC	76,200	3,410,034
Standard Chartered PLC (United Kingdom)	37,125	607,818
Tesco PLC	245,800	828,511
Vodafone Group PLC sponsored ADR	121,358	4,271,802
TOTAL UNITED KINGDOM		54,121,643
United States of America - 3.2%
Altria Group, Inc.	21,200	1,061,060
Constellation Brands, Inc. Class A (sub. vtg.) (a)	15,600	1,808,664
Energizer Holdings, Inc.	8,000	1,092,960
McGraw Hill Financial, Inc.	13,600	1,418,480
ResMed, Inc. CDI	227,814	1,454,865
TOTAL UNITED STATES OF AMERICA		6,836,029
TOTAL COMMON STOCKS (Cost $198,440,368)		212,818,131
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.1%
Volkswagen AG (Cost $2,072,501)	9,331	2,402,226
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	639,573	$ 639,573
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	3,307,000	3,307,000
TOTAL MONEY MARKET FUNDS (Cost $3,946,573)		3,946,573
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $204,459,442)		219,166,930
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(2,226,727)
NET ASSETS - 100%		$ 216,940,203
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,224
Fidelity Securities Lending Cash Central Fund	48,874
Total	$ 50,098
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 33,945,997	$ 1,979,144	$ 31,966,853	$ -
Consumer Staples	15,506,461	3,962,684	11,543,777	-
Energy	14,863,573	7,449,666	7,413,907	-
Financials	60,070,100	11,307,174	48,762,926	-
Health Care	30,732,388	8,956,360	21,776,028	-
Industrials	16,835,027	1,574,160	15,260,867	-
Information Technology	12,070,938	1,121,863	10,949,075	-
Materials	10,678,999	1,071,131	9,607,868	-
Telecommunication Services	15,279,948	7,237,243	8,042,705	-
Utilities	5,236,926	-	5,236,926	-
Money Market Funds	3,946,573	3,946,573	-	-
Total Investments in Securities:	$ 219,166,930	$ 48,605,998	$ 170,560,932	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 47,358,875
Level 2 to Level 1	9,596,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,153,782) - See accompanying schedule: Unaffiliated issuers (cost $200,512,869)	$ 215,220,357
Fidelity Central Funds (cost $3,946,573)	3,946,573
Total Investments (cost $204,459,442)		$ 219,166,930
Cash		93,433
Receivable for investments sold		789,920
Receivable for fund shares sold		163,401
Dividends receivable		1,156,951
Distributions receivable from Fidelity Central Funds		14,213
Prepaid expenses		156
Other receivables		2,358
Total assets		221,387,362

Liabilities
Payable for investments purchased	$ 857,698
Payable for fund shares redeemed	65,509
Accrued management fee	120,319
Distribution and service plan fees payable	6,988
Other affiliated payables	43,396
Other payables and accrued expenses	46,249
Collateral on securities loaned, at value	3,307,000
Total liabilities		4,447,159

Net Assets		$ 216,940,203
Net Assets consist of:
Paid in capital		$ 309,205,932
Undistributed net investment income		1,561,185
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(108,537,654)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,710,740
Net Assets		$ 216,940,203

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,681,935 ÷ 877,020 shares)	$ 8.76

Maximum offering price per share (100/94.25 of $8.76)	$ 9.29
Class T: Net Asset Value and redemption price per share ($3,984,244 ÷ 455,252 shares)	$ 8.75

Maximum offering price per share (100/96.50 of $8.75)	$ 9.07
Class B: Net Asset Value and offering price per share ($356,264 ÷ 40,189 shares)A	$ 8.86

Class C: Net Asset Value and offering price per share ($4,291,579 ÷ 490,524 shares)A	$ 8.75

International Value: Net Asset Value, offering price and redemption price per share ($196,167,458 ÷ 22,404,072 shares)	$ 8.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,458,723 ÷ 508,877 shares)	$ 8.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 3,385,780
Income from Fidelity Central Funds		50,098
Income before foreign taxes withheld		3,435,878
Less foreign taxes withheld		(225,395)
Total income		3,210,483

Expenses
Management fee Basic fee	$ 728,162
Performance adjustment	(26)
Transfer agent fees	198,179
Distribution and service plan fees	38,188
Accounting and security lending fees	54,540
Custodian fees and expenses	35,205
Independent trustees' compensation	407
Registration fees	69,787
Audit	31,001
Legal	316
Miscellaneous	858
Total expenses before reductions	1,156,617
Expense reductions	(6,304)	1,150,313
Net investment income (loss)		2,060,170
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,358,342)
Foreign currency transactions	(120,309)
Total net realized gain (loss)		(4,478,651)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,057,058
Assets and liabilities in foreign currencies	28,011
Total change in net unrealized appreciation (depreciation)		13,085,069
Net gain (loss)		8,606,418
Net increase (decrease) in net assets resulting from operations		$ 10,666,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,060,170	$ 7,699,402
Net realized gain (loss)	(4,478,651)	12,080,123
Change in net unrealized appreciation (depreciation)	13,085,069	(23,435,459)
Net increase (decrease) in net assets resulting from operations	10,666,588	(3,655,934)
Distributions to shareholders from net investment income	(7,553,931)	(4,160,313)
Distributions to shareholders from net realized gain	-	(301,192)
Total distributions	(7,553,931)	(4,461,505)
Share transactions - net increase (decrease)	5,766,788	20,511,129
Redemption fees	647	1,150
Total increase (decrease) in net assets	8,880,092	12,394,840

Net Assets
Beginning of period	208,060,111	195,665,271
End of period (including undistributed net investment income of $1,561,185 and undistributed net investment income of $7,054,946, respectively)	$ 216,940,203	$ 208,060,111

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.62	$ 8.96	$ 7.39	$ 7.02	$ 8.22	$ 7.75
Income from Investment Operations
Net investment income (loss) E	.07	.31H	.17	.20	.22	.15
Net realized and unrealized gain (loss)	.35	(.47)	1.64	.39	(1.19)	.44
Total from investment operations	.42	(.16)	1.81	.59	(.97)	.59
Distributions from net investment income	(.28)	(.17)	(.20)	(.22)	(.19)	(.11)
Distributions from net realized gain	-	(.01)	(.04)	-	(.03)	(.01)
Total distributions	(.28)	(.18)	(.24)	(.22)	(.23)K	(.12)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.76	$ 8.62	$ 8.96	$ 7.39	$ 7.02	$ 8.22
Total ReturnB, C, D	5.06%	(1.76)%	25.24%	8.82%	(12.19)%	7.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.42%A	1.32%	1.39%	1.44%	1.36%	1.40%
Expenses net of fee waivers, if any	1.42%A	1.32%	1.39%	1.44%	1.36%	1.40%
Expenses net of all reductions	1.41%A	1.32%	1.36%	1.41%	1.34%	1.38%
Net investment income (loss)	1.67%A	3.44%H	2.08%	2.85%	2.79%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,682	$ 6,296	$ 6,191	$ 4,491	$ 4,668	$ 4,699
Portfolio turnover rateG	51% A	69%	79%	74%	83%	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.23 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 8.94	$ 7.38	$ 7.00	$ 8.20	$ 7.73
Income from Investment Operations
Net investment income (loss) E	.06	.28H	.15	.18	.20	.13
Net realized and unrealized gain (loss)	.35	(.46)	1.64	.40	(1.19)	.44
Total from investment operations	.41	(.18)	1.79	.58	(.99)	.57
Distributions from net investment income	(.26)	(.15)	(.19)	(.20)	(.17)	(.09)
Distributions from net realized gain	-	(.01)	(.04)	-	(.03)	(.01)
Total distributions	(.26)	(.16)	(.23)	(.20)	(.21)K	(.10)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.75	$ 8.60	$ 8.94	$ 7.38	$ 7.00	$ 8.20
Total ReturnB, C, D	4.91%	(1.99)%	24.86%	8.60%	(12.42)%	7.32%
Ratios to Average Net Assets F, I
Expenses before reductions	1.69%A	1.59%	1.66%	1.71%	1.63%	1.67%
Expenses net of fee waivers, if any	1.69%A	1.59%	1.65%	1.70%	1.62%	1.67%
Expenses net of all reductions	1.69%A	1.59%	1.63%	1.67%	1.60%	1.65%
Net investment income (loss)	1.39%A	3.17%H	1.81%	2.58%	2.52%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,984	$ 3,604	$ 3,758	$ 2,693	$ 2,468	$ 2,276
Portfolio turnover rateG	51% A	69%	79%	74%	83%	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.21 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 8.98	$ 7.39	$ 7.00	$ 8.20	$ 7.74
Income from Investment Operations
Net investment income (loss) E	.04	.24H	.11	.14	.17	.09
Net realized and unrealized gain (loss)	.34	(.45)	1.65	.41	(1.20)	.44
Total from investment operations	.38	(.21)	1.76	.55	(1.03)	.53
Distributions from net investment income	(.18)	(.09)	(.13)	(.16)	(.13)	(.06)
Distributions from net realized gain	-	(.01)	(.04)	-	(.03)	(.01)
Total distributions	(.18)	(.11)L	(.17)	(.16)	(.17)K	(.07)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.86	$ 8.66	$ 8.98	$ 7.39	$ 7.00	$ 8.20
Total ReturnB, C, D	4.49%	(2.39)%	24.30%	8.07%	(12.88)%	6.82%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18%A	2.08%	2.14%	2.19%	2.11%	2.15%
Expenses net of fee waivers, if any	2.18%A	2.08%	2.14%	2.19%	2.11%	2.15%
Expenses net of all reductions	2.17%A	2.08%	2.11%	2.16%	2.09%	2.13%
Net investment income (loss)	.91%A	2.68%H	1.32%	2.09%	2.04%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 356	$ 414	$ 678	$ 691	$ 901	$ 1,216
Portfolio turnover rateG	51% A	69%	79%	74%	83%	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.17 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.034 per share. LTotal distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 8.93	$ 7.38	$ 7.00	$ 8.20	$ 7.73
Income from Investment Operations
Net investment income (loss) E	.04	.24H	.11	.14	.16	.09
Net realized and unrealized gain (loss)	.35	(.45)	1.63	.41	(1.19)	.44
Total from investment operations	.39	(.21)	1.74	.55	(1.03)	.53
Distributions from net investment income	(.23)	(.11)	(.15)	(.17)	(.14)	(.05)
Distributions from net realized gain	-	(.01)	(.04)	-	(.03)	(.01)
Total distributions	(.23)	(.13)K	(.19)	(.17)	(.17)	(.06)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.75	$ 8.59	$ 8.93	$ 7.38	$ 7.00	$ 8.20
Total ReturnB, C, D	4.63%	(2.43)%	24.17%	8.12%	(12.84)%	6.84%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18%A	2.07%	2.14%	2.19%	2.12%	2.15%
Expenses net of fee waivers, if any	2.18%A	2.07%	2.14%	2.19%	2.11%	2.15%
Expenses net of all reductions	2.17%A	2.07%	2.11%	2.16%	2.09%	2.13%
Net investment income (loss)	.91%A	2.69%H	1.33%	2.09%	2.04%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,292	$ 3,647	$ 3,231	$ 2,249	$ 2,108	$ 2,123
Portfolio turnover rateG	51% A	69%	79%	74%	83%	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.13 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 8.97	$ 7.40	$ 7.03	$ 8.23	$ 7.75
Income from Investment Operations
Net investment income (loss) D	.09	.34G	.19	.22	.25	.17
Net realized and unrealized gain (loss)	.35	(.46)	1.65	.40	(1.20)	.44
Total from investment operations	.44	(.12)	1.84	.62	(.95)	.61
Distributions from net investment income	(.32)	(.20)	(.22)	(.25)	(.22)	(.13)
Distributions from net realized gain	-	(.01)	(.04)	-	(.03)	(.01)
Total distributions	(.32)	(.21)	(.27)K	(.25)	(.25)	(.13)J
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.76	$ 8.64	$ 8.97	$ 7.40	$ 7.03	$ 8.23
Total ReturnB, C	5.24%	(1.34)%	25.57%	9.19%	(11.91)%	7.95%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06%A	.96%	1.05%	1.13%	1.04%	1.09%
Expenses net of fee waivers, if any	1.06%A	.96%	1.05%	1.13%	1.03%	1.09%
Expenses net of all reductions	1.06%A	.95%	1.02%	1.10%	1.01%	1.08%
Net investment income (loss)	2.02%A	3.80%G	2.41%	3.16%	3.11%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 196,167	$ 192,789	$ 181,568	$ 128,983	$ 150,967	$ 163,090
Portfolio turnover rateF	51% A	69%	79%	74%	83%	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.27%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.13 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.005 per share. KTotal distributions of $.27 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.042 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 8.98	$ 7.41	$ 7.04	$ 8.24	$ 7.76
Income from Investment Operations
Net investment income (loss) D	.08	.33G	.19	.22	.25	.18
Net realized and unrealized gain (loss)	.35	(.45)	1.65	.40	(1.19)	.44
Total from investment operations	.43	(.12)	1.84	.62	(.94)	.62
Distributions from net investment income	(.32)	(.19)	(.23)	(.25)	(.22)	(.14)
Distributions from net realized gain	-	(.01)	(.04)	-	(.03)	(.01)
Total distributions	(.32)	(.21)L	(.27)	(.25)	(.26)K	(.14)J
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.76	$ 8.65	$ 8.98	$ 7.41	$ 7.04	$ 8.24
Total ReturnB, C	5.11%	(1.41)%	25.64%	9.22%	(11.83)%	8.05%
Ratios to Average Net Assets E, H
Expenses before reductions	1.17%A	1.05%	1.07%	1.10%	.98%	.98%
Expenses net of fee waivers, if any	1.17%A	1.05%	1.07%	1.10%	.98%	.98%
Expenses net of all reductions	1.17%A	1.04%	1.04%	1.07%	.96%	.97%
Net investment income (loss)	1.92%A	3.71%G	2.39%	3.18%	3.17%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,459	$ 1,310	$ 239	$ 372	$ 473	$ 519
Portfolio turnover rateF	51% A	69%	79%	74%	83%	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.18%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.14 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.005 per share. KTotal distributions of $.26 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.034 per share. LTotal distributions of $.21 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,354,025
Gross unrealized depreciation	(9,016,625)
Net unrealized appreciation (depreciation) on securities	$ 14,337,400

Tax cost	$ 204,829,530

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (2,663,413)
2017	(65,376,972)
2018	(3,571,319)
2019	(31,368,797)
Total capital loss carryforward	$ (102,980,501)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $53,883,205 and $53,026,265, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to its benchmark index, the MSCI EAFE Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8,065	$ 435
Class T	.25%	.25%	9,249	121
Class B	.75%	.25%	1,883	1,417
Class C	.75%	.25%	18,991	3,431
			$ 38,188	$ 5,404

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,849
Class T	704
Class B*	97
Class C*	439
$ 5,089

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 9,221.29
Class T	5,733.31
Class B	552.29
Class C	5,616.30
International Value	173,464.18
Institutional Class	3,593.29
	$ 198,179

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $104 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $163 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers

Semiannual Report

7. Security Lending - continued

and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $48,874. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,026 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Value expenses during the period in the amount of $278.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 204,314	$ 117,558
Class T	109,443	63,542
Class B	8,373	6,919
Class C	99,311	40,539
International Value	7,079,700	3,926,459
Institutional Class	52,790	5,296
Total	$ 7,553,931	$ 4,160,313
From net realized gain
Class A	$ -	$ 9,681
Class T	-	5,931
Class B	-	1,042
Class C	-	5,113
International Value	-	279,037
Institutional Class	-	388
Total	$ -	$ 301,192

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	263,322	271,659	$ 2,230,234	$ 2,416,438
Reinvestment of distributions	23,604	12,904	197,333	112,525
Shares redeemed	(139,987)	(245,285)	(1,163,433)	(2,196,440)
Net increase (decrease)	146,939	39,278	$ 1,264,134	$ 332,523
Class T
Shares sold	53,273	79,778	$ 449,498	$ 709,484
Reinvestment of distributions	12,981	7,900	108,520	68,891
Shares redeemed	(29,899)	(88,989)	(252,418)	(796,094)
Net increase (decrease)	36,355	(1,311)	$ 305,600	$ (17,719)
Class B
Shares sold	2,258	1,662	$ 18,257	$ 15,295
Reinvestment of distributions	891	756	7,565	6,661
Shares redeemed	(10,799)	(30,069)	(90,201)	(270,154)
Net increase (decrease)	(7,650)	(27,651)	$ (64,379)	$ (248,198)
Class C
Shares sold	93,384	107,427	$ 790,952	$ 961,012
Reinvestment of distributions	10,999	4,784	92,173	41,813
Shares redeemed	(38,322)	(49,408)	(317,705)	(437,003)
Net increase (decrease)	66,061	62,803	$ 565,420	$ 565,822
International Value
Shares sold	1,378,533	5,177,049	$ 11,607,188	$ 46,484,243
Reinvestment of distributions	823,202	470,965	6,873,736	4,097,400
Shares redeemed	(2,110,868)	(3,570,903)	(17,830,791)	(31,830,840)
Net increase (decrease)	90,867	2,077,111	$ 650,133	$ 18,750,803
Institutional Class
Shares sold	381,429	140,760	$ 3,249,750	$ 1,271,347
Reinvestment of distributions	5,275	394	44,098	3,438
Shares redeemed	(29,270)	(16,367)	(247,968)	(146,887)
Net increase (decrease)	357,434	124,787	$ 3,045,880	$ 1,127,898

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund, was the owner of record of approximately 36% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 49% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AFIVI-USAN-0615
1.827491.108

Fidelity®

International Value

Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.42%
Actual		$ 1,000.00	$ 1,050.60	$ 7.22
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.10
Class T	1.69%
Actual		$ 1,000.00	$ 1,049.10	$ 8.59
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.45
Class B	2.18%
Actual		$ 1,000.00	$ 1,044.90	$ 11.05
HypotheticalA		$ 1,000.00	$ 1,013.98	$ 10.89
Class C	2.18%
Actual		$ 1,000.00	$ 1,046.30	$ 11.06
HypotheticalA		$ 1,000.00	$ 1,013.98	$ 10.89
International Value	1.06%
Actual		$ 1,000.00	$ 1,052.40	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Institutional Class	1.17%
Actual		$ 1,000.00	$ 1,051.10	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom 24.9%
Japan 20.4%
France 14.8%
Switzerland 6.8%
Germany 6.3%
Australia 4.6%
United States of America* 4.0%
Netherlands 2.9%
Italy 2.0%
Other 13.3%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
United Kingdom 23.4%
Japan 18.6%
France 14.4%
Switzerland 7.9%
Germany 7.8%
Australia 5.7%
United States of America* 3.7%
Spain 2.9%
Netherlands 2.5%
Other 13.1%

* Includes short-term investments and net other assets (liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.2	98.8
Short-Term Investments and Net Other Assets (Liabilities)	0.8	1.2
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	2.8	3.3
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.8	0.0
Toyota Motor Corp. (Japan, Automobiles)	2.7	1.5
Mitsubishi UFJ Financial Group, Inc. (Japan, Banks)	2.6	2.2
Sanofi SA (France, Pharmaceuticals)	2.4	2.2
HSBC Holdings PLC sponsored ADR (United Kingdom, Banks)	2.1	2.7
Nestle SA (Switzerland, Food Products)	2.0	2.1
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	2.0	2.0
Westpac Banking Corp. (Australia, Banks)	1.8	2.4
BASF AG (Germany, Chemicals)	1.8	1.7
	23.0
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.7	25.5
Consumer Discretionary	15.5	10.2
Health Care	14.3	16.1
Industrials	7.8	8.1
Consumer Staples	7.1	8.5
Telecommunication Services	7.1	9.0
Energy	6.8	7.2
Information Technology	5.6	5.5
Materials	4.9	4.8
Utilities	2.4	3.9

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 4.6%
Ansell Ltd.	52,575	$ 1,085,480
Australia & New Zealand Banking Group Ltd.	93,106	2,504,364
Telstra Corp. Ltd.	166,205	819,409
Transurban Group unit	200,525	1,574,160
Westpac Banking Corp.	138,492	3,978,968
TOTAL AUSTRALIA		9,962,381
Bailiwick of Jersey - 1.8%
Shire PLC	24,900	2,023,464
Wolseley PLC	30,211	1,786,812
TOTAL BAILIWICK OF JERSEY		3,810,276
Belgium - 0.6%
Anheuser-Busch InBev SA NV	11,070	1,347,754
Bermuda - 0.2%
Travelport Worldwide Ltd. (d)	32,800	519,224
Canada - 1.1%
Imperial Oil Ltd.	31,400	1,384,046
Potash Corp. of Saskatchewan, Inc.	32,800	1,071,131
TOTAL CANADA		2,455,177
Denmark - 0.4%
Topdanmark A/S (a)	27,300	818,793
Finland - 1.1%
Sampo Oyj (A Shares)	48,634	2,356,526
France - 14.8%
Atos Origin SA	24,939	1,949,262
AXA SA	119,021	3,009,547
Cap Gemini SA	28,093	2,502,961
Havas SA	134,966	1,125,718
Orange SA	124,000	2,042,445
Renault SA	12,645	1,330,478
Sanofi SA	50,542	5,144,696
Societe Generale Series A	39,700	1,984,790
Total SA	112,763	6,106,108
Unibail-Rodamco	8,000	2,208,884
VINCI SA	35,300	2,165,116
Vivendi SA	101,392	2,541,766
TOTAL FRANCE		32,111,771
Germany - 5.2%
BASF AG (d)	39,993	3,973,226
Common Stocks - continued
	Shares	Value
Germany - continued
Bayer AG	15,003	$ 2,159,421
Continental AG	6,766	1,585,645
Fresenius SE & Co. KGaA	32,900	1,957,318
GEA Group AG	33,279	1,598,255
TOTAL GERMANY		11,273,865
Ireland - 1.2%
Actavis PLC (a)	9,080	2,568,369
Israel - 1.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	46,699	2,821,554
Italy - 2.0%
Intesa Sanpaolo SpA	520,400	1,748,286
Mediaset SpA	246,900	1,268,971
Telecom Italia SpA (a)	1,088,900	1,285,194
TOTAL ITALY		4,302,451
Japan - 20.4%
Astellas Pharma, Inc.	133,900	2,084,917
Dentsu, Inc.	36,700	1,710,760
East Japan Railway Co.	21,600	1,909,160
Fujitsu Ltd.	201,000	1,332,300
Hitachi Ltd.	213,000	1,453,278
Hoya Corp.	55,600	2,142,874
Itochu Corp.	125,100	1,540,365
Japan Tobacco, Inc.	86,300	3,013,671
KDDI Corp.	99,100	2,344,938
Makita Corp.	20,700	1,033,018
Mitsubishi UFJ Financial Group, Inc.	784,600	5,574,073
Nippon Prologis REIT, Inc.	414	897,036
Nippon Telegraph & Telephone Corp.	35,100	2,370,128
OMRON Corp.	30,200	1,386,726
ORIX Corp.	130,800	2,011,495
Seven & i Holdings Co. Ltd.	56,900	2,445,809
Seven Bank Ltd.	286,800	1,545,242
Sony Financial Holdings, Inc.	78,500	1,409,274
Sumitomo Mitsui Trust Holdings, Inc.	488,000	2,148,146
Toyota Motor Corp.	83,900	5,840,206
TOTAL JAPAN		44,193,416
Korea (South) - 0.5%
Samsung Electronics Co. Ltd.	857	1,121,863
Common Stocks - continued
	Shares	Value
Luxembourg - 0.5%
RTL Group SA	11,739	$ 1,111,094
Netherlands - 2.9%
ING Groep NV (Certificaten Van Aandelen)	164,590	2,525,067
Mylan N.V. (a)	14,200	1,026,092
Reed Elsevier NV	114,719	2,766,727
TOTAL NETHERLANDS		6,317,886
Singapore - 1.5%
Singapore Telecommunications Ltd.	641,000	2,146,032
UOL Group Ltd.	173,200	1,044,541
TOTAL SINGAPORE		3,190,573
Spain - 1.8%
Iberdrola SA	414,424	2,773,860
Mediaset Espana Comunicacion, S.A.	88,500	1,199,587
TOTAL SPAIN		3,973,447
Sweden - 1.3%
Nordea Bank AB	217,400	2,762,100
Switzerland - 6.8%
Nestle SA	55,686	4,320,355
Novartis AG	35,405	3,613,866
Roche Holding AG (participation certificate)	3,854	1,102,842
Syngenta AG (Switzerland)	3,342	1,118,333
UBS Group AG	84,658	1,699,086
Zurich Insurance Group AG	9,679	2,987,457
TOTAL SWITZERLAND		14,841,939
United Kingdom - 24.9%
AstraZeneca PLC (United Kingdom)	53,762	3,689,504
Aviva PLC	284,900	2,292,152
BAE Systems PLC	326,429	2,528,914
Barclays PLC	789,088	3,087,270
BG Group PLC	72,200	1,307,799
BP PLC sponsored ADR	140,538	6,065,620
Bunzl PLC	73,660	2,071,118
Compass Group PLC	128,639	2,274,046
HSBC Holdings PLC sponsored ADR	93,506	4,640,703
Imperial Tobacco Group PLC	53,273	2,601,348
Informa PLC	153,772	1,309,609
ITV PLC	640,396	2,486,349
Johnson Matthey PLC	21,637	1,106,275
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Liberty Global PLC Class A (a)	28,000	$ 1,459,920
Lloyds Banking Group PLC	2,645,600	3,133,127
Meggitt PLC	77,723	628,109
Micro Focus International PLC	9,439	181,674
National Grid PLC	183,082	2,463,066
Prudential PLC	67,351	1,676,875
Rio Tinto PLC	76,200	3,410,034
Standard Chartered PLC (United Kingdom)	37,125	607,818
Tesco PLC	245,800	828,511
Vodafone Group PLC sponsored ADR	121,358	4,271,802
TOTAL UNITED KINGDOM		54,121,643
United States of America - 3.2%
Altria Group, Inc.	21,200	1,061,060
Constellation Brands, Inc. Class A (sub. vtg.) (a)	15,600	1,808,664
Energizer Holdings, Inc.	8,000	1,092,960
McGraw Hill Financial, Inc.	13,600	1,418,480
ResMed, Inc. CDI	227,814	1,454,865
TOTAL UNITED STATES OF AMERICA		6,836,029
TOTAL COMMON STOCKS (Cost $198,440,368)		212,818,131
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.1%
Volkswagen AG (Cost $2,072,501)	9,331	2,402,226
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	639,573	$ 639,573
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	3,307,000	3,307,000
TOTAL MONEY MARKET FUNDS (Cost $3,946,573)		3,946,573
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $204,459,442)		219,166,930
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(2,226,727)
NET ASSETS - 100%		$ 216,940,203
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,224
Fidelity Securities Lending Cash Central Fund	48,874
Total	$ 50,098
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 33,945,997	$ 1,979,144	$ 31,966,853	$ -
Consumer Staples	15,506,461	3,962,684	11,543,777	-
Energy	14,863,573	7,449,666	7,413,907	-
Financials	60,070,100	11,307,174	48,762,926	-
Health Care	30,732,388	8,956,360	21,776,028	-
Industrials	16,835,027	1,574,160	15,260,867	-
Information Technology	12,070,938	1,121,863	10,949,075	-
Materials	10,678,999	1,071,131	9,607,868	-
Telecommunication Services	15,279,948	7,237,243	8,042,705	-
Utilities	5,236,926	-	5,236,926	-
Money Market Funds	3,946,573	3,946,573	-	-
Total Investments in Securities:	$ 219,166,930	$ 48,605,998	$ 170,560,932	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 47,358,875
Level 2 to Level 1	9,596,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,153,782) - See accompanying schedule: Unaffiliated issuers (cost $200,512,869)	$ 215,220,357
Fidelity Central Funds (cost $3,946,573)	3,946,573
Total Investments (cost $204,459,442)		$ 219,166,930
Cash		93,433
Receivable for investments sold		789,920
Receivable for fund shares sold		163,401
Dividends receivable		1,156,951
Distributions receivable from Fidelity Central Funds		14,213
Prepaid expenses		156
Other receivables		2,358
Total assets		221,387,362

Liabilities
Payable for investments purchased	$ 857,698
Payable for fund shares redeemed	65,509
Accrued management fee	120,319
Distribution and service plan fees payable	6,988
Other affiliated payables	43,396
Other payables and accrued expenses	46,249
Collateral on securities loaned, at value	3,307,000
Total liabilities		4,447,159

Net Assets		$ 216,940,203
Net Assets consist of:
Paid in capital		$ 309,205,932
Undistributed net investment income		1,561,185
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(108,537,654)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,710,740
Net Assets		$ 216,940,203

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,681,935 ÷ 877,020 shares)	$ 8.76

Maximum offering price per share (100/94.25 of $8.76)	$ 9.29
Class T: Net Asset Value and redemption price per share ($3,984,244 ÷ 455,252 shares)	$ 8.75

Maximum offering price per share (100/96.50 of $8.75)	$ 9.07
Class B: Net Asset Value and offering price per share ($356,264 ÷ 40,189 shares)A	$ 8.86

Class C: Net Asset Value and offering price per share ($4,291,579 ÷ 490,524 shares)A	$ 8.75

International Value: Net Asset Value, offering price and redemption price per share ($196,167,458 ÷ 22,404,072 shares)	$ 8.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,458,723 ÷ 508,877 shares)	$ 8.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 3,385,780
Income from Fidelity Central Funds		50,098
Income before foreign taxes withheld		3,435,878
Less foreign taxes withheld		(225,395)
Total income		3,210,483

Expenses
Management fee Basic fee	$ 728,162
Performance adjustment	(26)
Transfer agent fees	198,179
Distribution and service plan fees	38,188
Accounting and security lending fees	54,540
Custodian fees and expenses	35,205
Independent trustees' compensation	407
Registration fees	69,787
Audit	31,001
Legal	316
Miscellaneous	858
Total expenses before reductions	1,156,617
Expense reductions	(6,304)	1,150,313
Net investment income (loss)		2,060,170
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,358,342)
Foreign currency transactions	(120,309)
Total net realized gain (loss)		(4,478,651)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,057,058
Assets and liabilities in foreign currencies	28,011
Total change in net unrealized appreciation (depreciation)		13,085,069
Net gain (loss)		8,606,418
Net increase (decrease) in net assets resulting from operations		$ 10,666,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,060,170	$ 7,699,402
Net realized gain (loss)	(4,478,651)	12,080,123
Change in net unrealized appreciation (depreciation)	13,085,069	(23,435,459)
Net increase (decrease) in net assets resulting from operations	10,666,588	(3,655,934)
Distributions to shareholders from net investment income	(7,553,931)	(4,160,313)
Distributions to shareholders from net realized gain	-	(301,192)
Total distributions	(7,553,931)	(4,461,505)
Share transactions - net increase (decrease)	5,766,788	20,511,129
Redemption fees	647	1,150
Total increase (decrease) in net assets	8,880,092	12,394,840

Net Assets
Beginning of period	208,060,111	195,665,271
End of period (including undistributed net investment income of $1,561,185 and undistributed net investment income of $7,054,946, respectively)	$ 216,940,203	$ 208,060,111

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.62	$ 8.96	$ 7.39	$ 7.02	$ 8.22	$ 7.75
Income from Investment Operations
Net investment income (loss) E	.07	.31H	.17	.20	.22	.15
Net realized and unrealized gain (loss)	.35	(.47)	1.64	.39	(1.19)	.44
Total from investment operations	.42	(.16)	1.81	.59	(.97)	.59
Distributions from net investment income	(.28)	(.17)	(.20)	(.22)	(.19)	(.11)
Distributions from net realized gain	-	(.01)	(.04)	-	(.03)	(.01)
Total distributions	(.28)	(.18)	(.24)	(.22)	(.23)K	(.12)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.76	$ 8.62	$ 8.96	$ 7.39	$ 7.02	$ 8.22
Total ReturnB, C, D	5.06%	(1.76)%	25.24%	8.82%	(12.19)%	7.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.42%A	1.32%	1.39%	1.44%	1.36%	1.40%
Expenses net of fee waivers, if any	1.42%A	1.32%	1.39%	1.44%	1.36%	1.40%
Expenses net of all reductions	1.41%A	1.32%	1.36%	1.41%	1.34%	1.38%
Net investment income (loss)	1.67%A	3.44%H	2.08%	2.85%	2.79%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,682	$ 6,296	$ 6,191	$ 4,491	$ 4,668	$ 4,699
Portfolio turnover rateG	51% A	69%	79%	74%	83%	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.23 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 8.94	$ 7.38	$ 7.00	$ 8.20	$ 7.73
Income from Investment Operations
Net investment income (loss) E	.06	.28H	.15	.18	.20	.13
Net realized and unrealized gain (loss)	.35	(.46)	1.64	.40	(1.19)	.44
Total from investment operations	.41	(.18)	1.79	.58	(.99)	.57
Distributions from net investment income	(.26)	(.15)	(.19)	(.20)	(.17)	(.09)
Distributions from net realized gain	-	(.01)	(.04)	-	(.03)	(.01)
Total distributions	(.26)	(.16)	(.23)	(.20)	(.21)K	(.10)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.75	$ 8.60	$ 8.94	$ 7.38	$ 7.00	$ 8.20
Total ReturnB, C, D	4.91%	(1.99)%	24.86%	8.60%	(12.42)%	7.32%
Ratios to Average Net Assets F, I
Expenses before reductions	1.69%A	1.59%	1.66%	1.71%	1.63%	1.67%
Expenses net of fee waivers, if any	1.69%A	1.59%	1.65%	1.70%	1.62%	1.67%
Expenses net of all reductions	1.69%A	1.59%	1.63%	1.67%	1.60%	1.65%
Net investment income (loss)	1.39%A	3.17%H	1.81%	2.58%	2.52%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,984	$ 3,604	$ 3,758	$ 2,693	$ 2,468	$ 2,276
Portfolio turnover rateG	51% A	69%	79%	74%	83%	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.21 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 8.98	$ 7.39	$ 7.00	$ 8.20	$ 7.74
Income from Investment Operations
Net investment income (loss) E	.04	.24H	.11	.14	.17	.09
Net realized and unrealized gain (loss)	.34	(.45)	1.65	.41	(1.20)	.44
Total from investment operations	.38	(.21)	1.76	.55	(1.03)	.53
Distributions from net investment income	(.18)	(.09)	(.13)	(.16)	(.13)	(.06)
Distributions from net realized gain	-	(.01)	(.04)	-	(.03)	(.01)
Total distributions	(.18)	(.11)L	(.17)	(.16)	(.17)K	(.07)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.86	$ 8.66	$ 8.98	$ 7.39	$ 7.00	$ 8.20
Total ReturnB, C, D	4.49%	(2.39)%	24.30%	8.07%	(12.88)%	6.82%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18%A	2.08%	2.14%	2.19%	2.11%	2.15%
Expenses net of fee waivers, if any	2.18%A	2.08%	2.14%	2.19%	2.11%	2.15%
Expenses net of all reductions	2.17%A	2.08%	2.11%	2.16%	2.09%	2.13%
Net investment income (loss)	.91%A	2.68%H	1.32%	2.09%	2.04%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 356	$ 414	$ 678	$ 691	$ 901	$ 1,216
Portfolio turnover rateG	51% A	69%	79%	74%	83%	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.17 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.034 per share. LTotal distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 8.93	$ 7.38	$ 7.00	$ 8.20	$ 7.73
Income from Investment Operations
Net investment income (loss) E	.04	.24H	.11	.14	.16	.09
Net realized and unrealized gain (loss)	.35	(.45)	1.63	.41	(1.19)	.44
Total from investment operations	.39	(.21)	1.74	.55	(1.03)	.53
Distributions from net investment income	(.23)	(.11)	(.15)	(.17)	(.14)	(.05)
Distributions from net realized gain	-	(.01)	(.04)	-	(.03)	(.01)
Total distributions	(.23)	(.13)K	(.19)	(.17)	(.17)	(.06)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 8.75	$ 8.59	$ 8.93	$ 7.38	$ 7.00	$ 8.20
Total ReturnB, C, D	4.63%	(2.43)%	24.17%	8.12%	(12.84)%	6.84%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18%A	2.07%	2.14%	2.19%	2.12%	2.15%
Expenses net of fee waivers, if any	2.18%A	2.07%	2.14%	2.19%	2.11%	2.15%
Expenses net of all reductions	2.17%A	2.07%	2.11%	2.16%	2.09%	2.13%
Net investment income (loss)	.91%A	2.69%H	1.33%	2.09%	2.04%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,292	$ 3,647	$ 3,231	$ 2,249	$ 2,108	$ 2,123
Portfolio turnover rateG	51% A	69%	79%	74%	83%	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.13 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 8.97	$ 7.40	$ 7.03	$ 8.23	$ 7.75
Income from Investment Operations
Net investment income (loss) D	.09	.34G	.19	.22	.25	.17
Net realized and unrealized gain (loss)	.35	(.46)	1.65	.40	(1.20)	.44
Total from investment operations	.44	(.12)	1.84	.62	(.95)	.61
Distributions from net investment income	(.32)	(.20)	(.22)	(.25)	(.22)	(.13)
Distributions from net realized gain	-	(.01)	(.04)	-	(.03)	(.01)
Total distributions	(.32)	(.21)	(.27)K	(.25)	(.25)	(.13)J
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.76	$ 8.64	$ 8.97	$ 7.40	$ 7.03	$ 8.23
Total ReturnB, C	5.24%	(1.34)%	25.57%	9.19%	(11.91)%	7.95%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06%A	.96%	1.05%	1.13%	1.04%	1.09%
Expenses net of fee waivers, if any	1.06%A	.96%	1.05%	1.13%	1.03%	1.09%
Expenses net of all reductions	1.06%A	.95%	1.02%	1.10%	1.01%	1.08%
Net investment income (loss)	2.02%A	3.80%G	2.41%	3.16%	3.11%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 196,167	$ 192,789	$ 181,568	$ 128,983	$ 150,967	$ 163,090
Portfolio turnover rateF	51% A	69%	79%	74%	83%	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.27%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.13 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.005 per share. KTotal distributions of $.27 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.042 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 8.98	$ 7.41	$ 7.04	$ 8.24	$ 7.76
Income from Investment Operations
Net investment income (loss) D	.08	.33G	.19	.22	.25	.18
Net realized and unrealized gain (loss)	.35	(.45)	1.65	.40	(1.19)	.44
Total from investment operations	.43	(.12)	1.84	.62	(.94)	.62
Distributions from net investment income	(.32)	(.19)	(.23)	(.25)	(.22)	(.14)
Distributions from net realized gain	-	(.01)	(.04)	-	(.03)	(.01)
Total distributions	(.32)	(.21)L	(.27)	(.25)	(.26)K	(.14)J
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.76	$ 8.65	$ 8.98	$ 7.41	$ 7.04	$ 8.24
Total ReturnB, C	5.11%	(1.41)%	25.64%	9.22%	(11.83)%	8.05%
Ratios to Average Net Assets E, H
Expenses before reductions	1.17%A	1.05%	1.07%	1.10%	.98%	.98%
Expenses net of fee waivers, if any	1.17%A	1.05%	1.07%	1.10%	.98%	.98%
Expenses net of all reductions	1.17%A	1.04%	1.04%	1.07%	.96%	.97%
Net investment income (loss)	1.92%A	3.71%G	2.39%	3.18%	3.17%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,459	$ 1,310	$ 239	$ 372	$ 473	$ 519
Portfolio turnover rateF	51% A	69%	79%	74%	83%	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.18%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.14 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.005 per share. KTotal distributions of $.26 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.034 per share. LTotal distributions of $.21 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,354,025
Gross unrealized depreciation	(9,016,625)
Net unrealized appreciation (depreciation) on securities	$ 14,337,400

Tax cost	$ 204,829,530

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (2,663,413)
2017	(65,376,972)
2018	(3,571,319)
2019	(31,368,797)
Total capital loss carryforward	$ (102,980,501)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $53,883,205 and $53,026,265, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to its benchmark index, the MSCI EAFE Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 8,065	$ 435
Class T	.25%	.25%	9,249	121
Class B	.75%	.25%	1,883	1,417
Class C	.75%	.25%	18,991	3,431
			$ 38,188	$ 5,404

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,849
Class T	704
Class B*	97
Class C*	439
$ 5,089

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 9,221.29
Class T	5,733.31
Class B	552.29
Class C	5,616.30
International Value	173,464.18
Institutional Class	3,593.29
	$ 198,179

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $104 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $163 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers

Semiannual Report

7. Security Lending - continued

and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $48,874. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,026 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Value expenses during the period in the amount of $278.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 204,314	$ 117,558
Class T	109,443	63,542
Class B	8,373	6,919
Class C	99,311	40,539
International Value	7,079,700	3,926,459
Institutional Class	52,790	5,296
Total	$ 7,553,931	$ 4,160,313
From net realized gain
Class A	$ -	$ 9,681
Class T	-	5,931
Class B	-	1,042
Class C	-	5,113
International Value	-	279,037
Institutional Class	-	388
Total	$ -	$ 301,192

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	263,322	271,659	$ 2,230,234	$ 2,416,438
Reinvestment of distributions	23,604	12,904	197,333	112,525
Shares redeemed	(139,987)	(245,285)	(1,163,433)	(2,196,440)
Net increase (decrease)	146,939	39,278	$ 1,264,134	$ 332,523
Class T
Shares sold	53,273	79,778	$ 449,498	$ 709,484
Reinvestment of distributions	12,981	7,900	108,520	68,891
Shares redeemed	(29,899)	(88,989)	(252,418)	(796,094)
Net increase (decrease)	36,355	(1,311)	$ 305,600	$ (17,719)
Class B
Shares sold	2,258	1,662	$ 18,257	$ 15,295
Reinvestment of distributions	891	756	7,565	6,661
Shares redeemed	(10,799)	(30,069)	(90,201)	(270,154)
Net increase (decrease)	(7,650)	(27,651)	$ (64,379)	$ (248,198)
Class C
Shares sold	93,384	107,427	$ 790,952	$ 961,012
Reinvestment of distributions	10,999	4,784	92,173	41,813
Shares redeemed	(38,322)	(49,408)	(317,705)	(437,003)
Net increase (decrease)	66,061	62,803	$ 565,420	$ 565,822
International Value
Shares sold	1,378,533	5,177,049	$ 11,607,188	$ 46,484,243
Reinvestment of distributions	823,202	470,965	6,873,736	4,097,400
Shares redeemed	(2,110,868)	(3,570,903)	(17,830,791)	(31,830,840)
Net increase (decrease)	90,867	2,077,111	$ 650,133	$ 18,750,803
Institutional Class
Shares sold	381,429	140,760	$ 3,249,750	$ 1,271,347
Reinvestment of distributions	5,275	394	44,098	3,438
Shares redeemed	(29,270)	(16,367)	(247,968)	(146,887)
Net increase (decrease)	357,434	124,787	$ 3,045,880	$ 1,127,898

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund, was the owner of record of approximately 36% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 49% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FIV-USAN-0615
1.827484.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Discovery

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® International Discovery Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.33%
Actual		$ 1,000.00	$ 1,067.40	$ 6.82
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class T	1.57%
Actual		$ 1,000.00	$ 1,066.10	$ 8.04
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class B	2.11%
Actual		$ 1,000.00	$ 1,063.40	$ 10.79
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.08%
Actual		$ 1,000.00	$ 1,063.50	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,014.48	$ 10.39
International Discovery	.99%
Actual		$ 1,000.00	$ 1,069.20	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Class K	.86%
Actual		$ 1,000.00	$ 1,070.30	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,069.30	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class Z	.86%
Actual		$ 1,000.00	$ 1,070.00	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom 18.0%
Japan 15.3%
France 8.0%
Germany 6.4%
Switzerland 5.5%
United States of America* 5.2%
Netherlands 4.6%
India 3.6%
Australia 2.8%
Other 30.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Japan 17.1%
United Kingdom 14.9%
United States of America* 9.2%
Germany 6.7%
Switzerland 6.0%
France 5.1%
Australia 4.3%
Sweden 4.1%
India 3.2%
Other 29.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.1	97.5
Other Investments	0.1	0.1
Short-Term Investments and Net Other Assets (Liabilities)	0.8	2.4
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	1.8	1.9
Novartis AG (Switzerland, Pharmaceuticals)	1.7	0.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.6	1.2
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Food Products)	1.5	0.0
AIA Group Ltd. (Hong Kong, Insurance)	1.3	1.1
Techtronic Industries Co. Ltd. (Hong Kong, Household Durables)	1.2	1.1
Shire PLC (Bailiwick of Jersey, Pharmaceuticals)	1.2	0.7
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.2	1.2
Astellas Pharma, Inc. (Japan, Pharmaceuticals)	1.2	1.4
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.2	1.7
	13.9
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	20.7
Consumer Discretionary	16.9	12.9
Health Care	13.2	14.9
Industrials	10.9	10.4
Information Technology	9.7	10.7
Consumer Staples	9.5	10.7
Energy	5.0	5.6
Telecommunication Services	4.7	3.9
Materials	3.0	4.7
Utilities	0.0	0.2

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
Australia - 2.8%
Ansell Ltd.	1,612,927	$ 33,301
Australia & New Zealand Banking Group Ltd.	4,953,894	133,250
Flight Centre Travel Group Ltd. (e)	689,216	23,687
G8 Education Ltd.	5,981,135	17,087
Greencross Ltd.	1,142,925	6,015
Mantra Group Ltd.	4,854,891	13,831
Ramsay Health Care Ltd.	1,182,323	58,561
Spotless Group Holdings Ltd.	18,819,178	33,955
TOTAL AUSTRALIA		319,687
Austria - 0.2%
Andritz AG	451,400	26,428
Bailiwick of Jersey - 2.2%
MySale Group PLC (f)	8,497,500	7,138
Regus PLC	3,257,200	12,440
Shire PLC	1,685,700	136,986
Wolseley PLC	1,550,506	91,704
TOTAL BAILIWICK OF JERSEY		248,268
Belgium - 2.7%
Anheuser-Busch InBev SA NV	1,469,427	178,900
KBC Groep NV	1,863,135	122,582
TOTAL BELGIUM		301,482
Bermuda - 1.3%
BW Offshore Ltd.	8,614,100	6,417
Haier Electronics Group Co. Ltd.	3,532,000	10,185
PAX Global Technology Ltd. (a)(f)	66,564,000	97,048
Travelport Worldwide Ltd. (e)	1,916,100	30,332
TOTAL BERMUDA		143,982
Canada - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	793,600	30,376
Constellation Software, Inc.	234,700	92,013
Constellation Software, Inc. rights 9/15/15 (a)	126,600	38
Imperial Oil Ltd.	948,600	41,812
Potash Corp. of Saskatchewan, Inc.	806,500	26,337
PrairieSky Royalty Ltd. (e)	1,517,200	41,662
Suncor Energy, Inc.	686,700	22,363
TransForce, Inc.	1,400,200	31,625
TOTAL CANADA		286,226
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 0.8%
Alibaba Group Holding Ltd. sponsored ADR	389,200	$ 31,638
Lee's Pharmaceutical Holdings Ltd.	6,839,164	12,689
Value Partners Group Ltd.	4,147,000	7,705
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	834,100	36,008
TOTAL CAYMAN ISLANDS		88,040
China - 1.0%
Daqin Railway Co. Ltd. (A Shares)	3,501,299	7,886
Inner Mongoli Yili Industries Co. Ltd.	6,396,900	37,601
Jiangsu Hengrui Medicine Co. Ltd.	4,282,672	39,362
Kweichow Moutai Co. Ltd.	603,257	24,531
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	949,195	4,384
TOTAL CHINA		113,764
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	525,230	176
Denmark - 1.3%
Novo Nordisk A/S Series B	2,235,045	125,477
Vestas Wind Systems A/S	566,700	25,704
TOTAL DENMARK		151,181
Egypt - 0.0%
Edita Food Industries SAE GDR (a)(g)	144,300	2,276
Finland - 0.7%
Sampo Oyj (A Shares)	1,692,000	81,985
France - 8.0%
Accor SA	1,604,000	87,955
Air Liquide SA	433,200	56,654
AXA SA	3,052,600	77,188
BNP Paribas SA	734,700	46,397
Cap Gemini SA	423,800	37,759
Havas SA	4,890,444	40,790
Ingenico SA	413,042	51,825
Numericable Group SA (a)	523,628	29,072
Rexel SA	1,277,682	24,080
Safran SA	620,600	45,346
Schneider Electric SA (e)	719,200	53,759
Sodexo SA (a)	437,900	44,311
SR Teleperformance SA	294,600	22,114
Total SA	3,691,328	199,888
Common Stocks - continued
	Shares	Value (000s)
France - continued
Unibail-Rodamco	158,900	$ 43,874
Zodiac Aerospace	1,164,500	42,764
TOTAL FRANCE		903,776
Germany - 5.3%
Aareal Bank AG	1,035,858	44,554
Bayer AG	521,600	75,075
Beiersdorf AG	246,600	21,451
Continental AG (e)	302,200	70,822
Deutsche Annington Immobilien SE	811,100	27,225
Deutsche Boerse AG	447,994	37,123
Deutsche Telekom AG	3,291,900	60,507
Fresenius SE & Co. KGaA	476,000	28,319
GEA Group AG	1,037,298	49,817
KION Group AG	1,390,449	61,687
LEG Immobilien AG	801,599	62,194
ProSiebenSat.1 Media AG	1,188,200	60,749
TOTAL GERMANY		599,523
Hong Kong - 2.7%
AIA Group Ltd.	21,447,600	143,343
Hutchison Whampoa Ltd.	1,867,000	27,509
Techtronic Industries Co. Ltd.	39,340,000	139,837
TOTAL HONG KONG		310,689
India - 3.6%
Bharti Infratel Ltd.	12,744,464	80,481
Edelweiss Financial Services Ltd.	17,834,964	17,358
HDFC Bank Ltd. sponsored ADR	173,200	9,845
Housing Development Finance Corp. Ltd.	7,411,989	136,465
Info Edge India Ltd.	1,562,180	18,905
Lupin Ltd.	1,984,895	55,365
Sun Pharmaceutical Industries Ltd. (a)	1,842,993	27,228
The Jammu & Kashmir Bank Ltd.	7,127,060	10,772
Titan Co. Ltd. (a)	2,240,879	13,674
Yes Bank Ltd.	3,138,775	41,462
TOTAL INDIA		411,555
Indonesia - 0.4%
PT Bank Central Asia Tbk	21,403,800	22,250
PT Bank Rakyat Indonesia Tbk	21,344,400	19,142
TOTAL INDONESIA		41,392
Common Stocks - continued
	Shares	Value (000s)
Ireland - 2.2%
Actavis PLC (a)	372,700	$ 105,422
Bank of Ireland (a)	63,040,200	24,122
Glanbia PLC	2,403,800	44,550
James Hardie Industries PLC CDI	607,320	7,022
Kerry Group PLC Class A	1,006,700	74,045
TOTAL IRELAND		255,161
Isle of Man - 0.3%
Optimal Payments PLC (a)	2,162,867	9,829
Optimal Payments PLC rights 5/1/15 (a)	3,462,111	7,350
Playtech Ltd.	942,689	11,843
TOTAL ISLE OF MAN		29,022
Israel - 0.8%
Frutarom Industries Ltd.	1,048,100	44,648
Teva Pharmaceutical Industries Ltd. sponsored ADR	743,700	44,934
TOTAL ISRAEL		89,582
Italy - 2.5%
De Longhi SpA	2,655,300	59,889
Intesa Sanpaolo SpA	17,955,600	60,322
Mediaset SpA	15,540,300	79,871
Telecom Italia SpA (a)	51,275,500	60,519
World Duty Free SpA (a)	2,234,410	24,943
TOTAL ITALY		285,544
Japan - 15.3%
ACOM Co. Ltd. (a)	10,936,600	36,313
Aozora Bank Ltd.	11,154,000	41,721
Astellas Pharma, Inc.	8,582,600	133,637
Coca-Cola Central Japan Co. Ltd.	1,583,700	29,595
Dentsu, Inc.	891,700	41,566
Don Quijote Holdings Co. Ltd.	679,500	51,842
Hitachi Ltd.	6,601,000	45,038
Hoya Corp.	2,455,900	94,653
Japan Exchange Group, Inc.	1,884,900	54,459
Japan Tobacco, Inc.	1,315,200	45,928
KDDI Corp.	5,257,400	124,402
Keyence Corp.	149,860	80,003
Misumi Group, Inc.	778,900	29,231
Mitsubishi UFJ Financial Group, Inc.	18,592,100	132,085
Monex Group, Inc.	5,088,600	13,830
NEC Corp.	25,444,000	84,652
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nidec Corp.	567,300	$ 42,437
Olympus Corp. (a)	1,488,000	53,583
OMRON Corp.	1,406,700	64,593
ORIX Corp.	6,605,900	101,588
Rakuten, Inc.	4,009,500	70,048
Sanken Electric Co. Ltd.	2,738,000	20,938
Seven Bank Ltd.	10,972,000	59,116
SoftBank Corp.	731,300	45,714
Sony Corp.	1,945,700	58,822
Sundrug Co. Ltd.	818,400	41,069
Toshiba Plant Systems & Services Corp.	1,756,200	24,418
Tsuruha Holdings, Inc.	1,058,500	76,772
United Arrows Ltd.	747,900	23,015
VT Holdings Co. Ltd.	3,932,700	19,733
TOTAL JAPAN		1,740,801
Korea (South) - 0.3%
Samsung Electronics Co. Ltd.	25,699	33,641
Luxembourg - 1.0%
Altice SA (a)	388,100	41,039
Eurofins Scientific SA	42,400	11,943
Grand City Properties SA (a)	3,029,362	57,420
TOTAL LUXEMBOURG		110,402
Marshall Islands - 0.1%
Hoegh LNG Partners LP (f)	722,555	15,679
Netherlands - 4.6%
AerCap Holdings NV (a)	1,626,000	75,902
Arcadis NV	1,216,600	38,510
ASML Holding NV (Netherlands)	518,100	55,754
IMCD Group BV	1,885,700	70,271
ING Groep NV (Certificaten Van Aandelen)	5,781,300	88,694
Mobileye NV (a)(e)	527,800	23,677
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,902,900	170,247
TOTAL NETHERLANDS		523,055
New Zealand - 0.7%
EBOS Group Ltd.	4,530,317	32,952
Ryman Healthcare Group Ltd.	7,248,326	45,088
TOTAL NEW ZEALAND		78,040
Common Stocks - continued
	Shares	Value (000s)
Philippines - 0.7%
Alliance Global Group, Inc.	77,113,366	$ 43,902
SM Investments Corp.	1,667,240	33,651
TOTAL PHILIPPINES		77,553
South Africa - 1.0%
EOH Holdings Ltd.	2,491,100	33,818
Naspers Ltd. Class N	526,200	82,760
TOTAL SOUTH AFRICA		116,578
Spain - 1.9%
Amadeus IT Holding SA Class A	1,743,800	79,486
Atresmedia Corporacion de Medios de Comunicacion SA	1,502,300	24,265
Hispania Activos Inmobiliarios SA (a)	717,100	10,219
Inditex SA	2,342,216	75,160
Mediaset Espana Comunicacion, S.A.	2,214,608	30,018
TOTAL SPAIN		219,148
Sweden - 2.1%
ASSA ABLOY AB (B Shares)	1,406,300	81,585
HEXPOL AB (B Shares)	301,400	32,298
Nordea Bank AB	5,883,200	74,747
Svenska Handelsbanken AB (A Shares)	1,006,500	46,459
TOTAL SWEDEN		235,089
Switzerland - 5.5%
Clariant AG (Reg.)	1,544,220	33,903
GAM Holding Ltd.	1,427,019	32,195
Julius Baer Group Ltd.	964,400	50,477
Lonza Group AG	333,205	47,112
Novartis AG	1,945,814	198,613
Partners Group Holding AG	228,066	71,484
Schindler Holding AG (participation certificate)	184,089	31,142
Sonova Holding AG Class B	211,990	29,287
UBS Group AG	6,560,761	131,067
TOTAL SWITZERLAND		625,280
Taiwan - 0.8%
ECLAT Textile Co. Ltd.	94,607	1,273
JHL Biotech, Inc. (j)	2,497,780	9,342
Merida Industry Co. Ltd.	4,995,900	37,519
Taiwan Semiconductor Manufacturing Co. Ltd.	9,722,000	46,804
TOTAL TAIWAN		94,938
Common Stocks - continued
	Shares	Value (000s)
Turkey - 0.1%
Logo Yazilim Sanayi Ve Ticar	1,115,318	$ 10,370
United Kingdom - 18.0%
AA PLC	3,890,387	24,866
Aberdeen Asset Management PLC	5,923,432	43,013
Al Noor Hospitals Group PLC	2,465,900	33,964
Associated British Foods PLC	784,200	34,237
Aviva PLC	6,681,600	53,757
B&M European Value Retail S.A.	7,416,304	34,327
BG Group PLC	4,055,820	73,465
British American Tobacco PLC (United Kingdom)	812,200	44,625
BT Group PLC	6,228,900	43,444
BTG PLC (a)	1,743,600	19,239
Bunzl PLC	2,107,500	59,257
Diploma PLC	2,348,500	28,807
Essentra PLC	2,165,600	31,790
Hikma Pharmaceuticals PLC	2,643,337	82,663
Howden Joinery Group PLC	8,121,200	57,813
HSBC Holdings PLC (United Kingdom)	4,811,700	48,067
Imperial Tobacco Group PLC	1,099,350	53,682
ITE Group PLC	2,300,600	6,606
ITV PLC	22,252,800	86,397
Johnson Matthey PLC	921,200	47,100
Liberty Global PLC Class A (a)	671,900	35,033
Lloyds Banking Group PLC	70,794,100	83,840
London Stock Exchange Group PLC	2,807,936	109,300
Meggitt PLC	3,347,100	27,049
Melrose PLC	11,047,678	44,831
Next PLC	768,144	86,363
Persimmon PLC	1,492,600	38,754
Poundland Group PLC	4,740,612	22,677
Reckitt Benckiser Group PLC	767,000	68,266
Rex Bionics PLC (a)(f)	1,317,442	1,263
Rio Tinto PLC	1,169,300	52,327
Royal Dutch Shell PLC Class A (United Kingdom)	2,738,800	86,355
SABMiller PLC	1,076,800	56,998
Schroders PLC	491,800	24,392
Shawbrook Group Ltd.	7,784,442	36,738
Spirax-Sarco Engineering PLC	568,200	29,412
St. James's Place Capital PLC	5,520,000	75,297
Taylor Wimpey PLC	11,898,900	30,213
The Restaurant Group PLC	1,974,900	20,524
Virgin Money Holdings Uk PLC (a)	5,965,800	36,076
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Vodafone Group PLC	31,931,596	$ 112,502
Whitbread PLC	707,723	56,830
Workspace Group PLC	659,100	8,510
TOTAL UNITED KINGDOM		2,050,669
United States of America - 2.7%
Chevron Corp.	691,800	76,831
Constellation Brands, Inc. Class A (sub. vtg.) (a)	632,700	73,355
McGraw Hill Financial, Inc.	672,900	70,183
Monster Beverage Corp. (a)	82,500	11,312
Visa, Inc. Class A	1,174,500	77,576
TOTAL UNITED STATES OF AMERICA		309,257
TOTAL COMMON STOCKS (Cost $9,169,054)		10,930,239
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
Meituan Corp. Series D (j)	2,979,122	22,046
Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%
Henkel AG & Co. KGaA	97,576	11,334
Volkswagen AG (e)	439,300	113,096
TOTAL GERMANY		124,430
TOTAL PREFERRED STOCKS (Cost $123,294)		146,476
Government Obligations - 0.1%
		Principal Amount (000s) (d)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 5/7/15 to 5/14/15 (i) (Cost $7,710)		$ 7,710	7,710
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
Ireland - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $13,883)	EUR	9,040	$ 10,860
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	224,207,828	224,208
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	178,389,923	178,390
TOTAL MONEY MARKET FUNDS (Cost $402,598)		402,598
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $9,716,539)		11,497,883
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(121,522)
NET ASSETS - 100%		$ 11,376,361
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,033 CME Nikkei 225 Index Contracts (United States)	June 2015	$ 197,608	$ 5,906
The face value of futures purchased as a percentage of net assets is 1.7%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $256,259,000.
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,136,000 or 0.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,496,000.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,387,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
JHL Biotech, Inc.	4/14/15	$ 9,342
Meituan Corp. Series D	1/26/15	$ 18,833
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 343
Fidelity Securities Lending Cash Central Fund	1,811
Total	$ 2,154
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$ 12,426	$ 2,837	$ 130	$ 271	$ 15,679
MySale Group PLC	26,053	-	61	-	7,138
PAX Global Technology Ltd.	71,203	795	600	-	97,048
Rex Bionics PLC	3,518	-	12	-	1,263
Total	$ 113,200	$ 3,632	$ 803	$ 271	$ 121,128

* Includes the value of securities delivered through in-kind transactions.

Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,945,794	$ 391,544	$ 1,554,250	$ -
Consumer Staples	1,089,606	181,559	908,047	-
Energy	564,472	198,347	366,125	-
Financials	2,760,381	611,775	2,148,606	-
Health Care	1,483,428	496,925	977,161	9,342
Industrials	1,264,135	254,430	987,659	22,046
Information Technology	1,109,251	418,724	690,527	-
Materials	332,079	78,007	254,072	-
Telecommunication Services	527,569	80,481	447,088	-
Government Obligations	7,710	-	7,710	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Preferred Securities	$ 10,860	$ -	$ 10,860	$ -
Money Market Funds	402,598	402,598	-	-
Total Investments in Securities:	$ 11,497,883	$ 3,114,390	$ 8,352,105	$ 31,388
Derivative Instruments:
Assets
Futures Contracts	$ 5,906	$ 5,906	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period endedApril 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 3,100,351
Level 2 to Level 1	$ 1,239,771
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 5,906	$ -
Total Value of Derivatives	$ 5,906	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $169,755) - See accompanying schedule: Unaffiliated issuers (cost $9,224,668)	$ 10,974,157
Fidelity Central Funds (cost $402,598)	402,598
Other affiliated issuers (cost $89,273)	121,128
Total Investments (cost $9,716,539)		$ 11,497,883
Foreign currency held at value (cost $4,728)		4,727
Receivable for investments sold		103,453
Receivable for fund shares sold		6,561
Dividends receivable		38,594
Distributions receivable from Fidelity Central Funds		439
Prepaid expenses		9
Other receivables		3,682
Total assets		11,655,348

Liabilities
Payable for investments purchased	$ 67,420
Payable for fund shares redeemed	15,030
Accrued management fee	6,812
Distribution and service plan fees payable	117
Payable for daily variation margin for derivative instruments	4,015
Other affiliated payables	1,583
Other payables and accrued expenses	5,620
Collateral on securities loaned, at value	178,390
Total liabilities		278,987

Net Assets		$ 11,376,361
Net Assets consist of:
Paid in capital		$ 9,592,918
Undistributed net investment income		43,731
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(41,397)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,781,109
Net Assets		$ 11,376,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($304,057.33 ÷ 7,381.512 shares)	$ 41.19

Maximum offering price per share (100/94.25 of $41.19)	$ 43.70
Class T: Net Asset Value and redemption price per share ($46,880.10 ÷ 1,144.698 shares)	$ 40.95

Maximum offering price per share (100/96.50 of $40.95)	$ 42.44
Class B: Net Asset Value and offering price per share ($3,368.75 ÷ 82.673 shares)A	$ 40.75

Class C: Net Asset Value and offering price per share ($36,977.48 ÷ 909.094 shares)A	$ 40.68

International Discovery: Net Asset Value, offering price and redemption price per share ($7,509,970.46 ÷ 181,122.244 shares)	$ 41.46

Class K: Net Asset Value, offering price and redemption price per share ($2,535,160.10 ÷ 61,270.682 shares)	$ 41.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($899,960.61 ÷ 21,750.815 shares)	$ 41.38

Class Z: Net Asset Value, offering price and redemption price per share ($39,986.32 ÷ 966.930 shares)	$ 41.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends (including $271 earned from other affiliated issuers)		$ 109,955
Interest		88
Income from Fidelity Central Funds		2,154
Income before foreign taxes withheld		112,197
Less foreign taxes withheld		(8,638)
Total income		103,559

Expenses
Management fee Basic fee	$ 37,314
Performance adjustment	5,579
Transfer agent fees	8,374
Distribution and service plan fees	677
Accounting and security lending fees	918
Custodian fees and expenses	822
Independent trustees' compensation	22
Registration fees	155
Audit	73
Legal	17
Miscellaneous	57
Total expenses before reductions	54,008
Expense reductions	(160)	53,848
Net investment income (loss)		49,711
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	196,685
Other affiliated issuers	88
Foreign currency transactions	(2,546)
Futures contracts	42,556
Total net realized gain (loss)		236,783
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,662)	482,281
Assets and liabilities in foreign currencies	739
Futures contracts	(18,692)
Total change in net unrealized appreciation (depreciation)		464,328
Net gain (loss)		701,111
Net increase (decrease) in net assets resulting from operations		$ 750,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,711	$ 199,098
Net realized gain (loss)	236,783	758,004
Change in net unrealized appreciation (depreciation)	464,328	(958,756)
Net increase (decrease) in net assets resulting from operations	750,822	(1,654)
Distributions to shareholders from net investment income	(74,589)	(136,326)
Distributions to shareholders from net realized gain	-	(88,586)
Total distributions	(74,589)	(224,912)
Share transactions - net increase (decrease)	(298,467)	(69,908)
Redemption fees	44	139
Total increase (decrease) in net assets	377,810	(296,335)

Net Assets
Beginning of period	10,998,551	11,294,886
End of period (including undistributed net investment income of $43,731 and undistributed net investment income of $68,609, respectively)	$ 11,376,361	$ 10,998,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.70	$ 39.49	$ 31.66	$ 29.43	$ 32.07	$ 28.57
Income from Investment Operations
Net investment income (loss) E	.11	.53H	.34	.41	.42	.31
Net realized and unrealized gain (loss)	2.49	(.67)	7.97	2.11	(2.52)	3.51
Total from investment operations	2.60	(.14)	8.31	2.52	(2.10)	3.82
Distributions from net investment income	(.11)	(.33)	(.45)	(.29)	(.38)	(.28)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.11)	(.65) L	(.48)	(.29)	(.54)	(.32)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 41.19	$ 38.70	$ 39.49	$ 31.66	$ 29.43	$ 32.07
Total ReturnB, C, D	6.74%	(.36)%	26.59%	8.70%	(6.71)%	13.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33%A	1.28%	1.35%	1.34%	1.30%	1.33%
Expenses net of fee waivers, if any	1.33%A	1.28%	1.35%	1.34%	1.29%	1.33%
Expenses net of all reductions	1.33%A	1.28%	1.33%	1.31%	1.25%	1.28%
Net investment income (loss)	.54%A	1.35%H	.97%	1.41%	1.31%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$ 304	$ 297	$ 347	$ 299	$ 320	$ 392
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind. L Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.43	$ 39.23	$ 31.42	$ 29.18	$ 31.81	$ 28.35
Income from Investment Operations
Net investment income (loss) E	.06	.44H	.26	.34	.34	.23
Net realized and unrealized gain (loss)	2.48	(.68)	7.92	2.09	(2.51)	3.48
Total from investment operations	2.54	(.24)	8.18	2.43	(2.17)	3.71
Distributions from net investment income	(.02)	(.25)	(.34)	(.19)	(.30)	(.21)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.02)	(.56)	(.37)	(.19)	(.46)	(.25)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.95	$ 38.43	$ 39.23	$ 31.42	$ 29.18	$ 31.81
Total ReturnB, C, D	6.61%	(.60)%	26.31%	8.41%	(6.96)%	13.14%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57%A	1.51%	1.59%	1.59%	1.56%	1.60%
Expenses net of fee waivers, if any	1.57%A	1.51%	1.59%	1.59%	1.55%	1.60%
Expenses net of all reductions	1.57%A	1.51%	1.57%	1.56%	1.51%	1.56%
Net investment income (loss)	.30%A	1.11%H	.73%	1.16%	1.05%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 49	$ 53	$ 46	$ 61	$ 92
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.32	$ 39.08	$ 31.28	$ 29.02	$ 31.60	$ 28.18
Income from Investment Operations
Net investment income (loss) E	(.05)	.22H	.08	.19	.17	.08
Net realized and unrealized gain (loss)	2.48	(.66)	7.90	2.09	(2.48)	3.44
Total from investment operations	2.43	(.44)	7.98	2.28	(2.31)	3.52
Distributions from net investment income	-	(.01)	(.15)	(.02)	(.12)	(.06)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	-	(.32)	(.18)	(.02)	(.27) L	(.10)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.75	$ 38.32	$ 39.08	$ 31.28	$ 29.02	$ 31.60
Total ReturnB, C, D	6.34%	(1.12)%	25.64%	7.85%	(7.39)%	12.52%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11%A	2.06%	2.10%	2.09%	2.06%	2.12%
Expenses net of fee waivers, if any	2.11%A	2.06%	2.10%	2.09%	2.06%	2.12%
Expenses net of all reductions	2.11%A	2.05%	2.08%	2.06%	2.02%	2.08%
Net investment income (loss)	(.24)%A	.57%H	.22%	.66%	.54%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 5	$ 7	$ 8	$ 10	$ 14
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind. L Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.25	$ 39.07	$ 31.32	$ 29.08	$ 31.68	$ 28.23
Income from Investment Operations
Net investment income (loss) E	(.04)	.23H	.08	.19	.18	.09
Net realized and unrealized gain (loss)	2.47	(.66)	7.90	2.09	(2.49)	3.45
Total from investment operations	2.43	(.43)	7.98	2.28	(2.31)	3.54
Distributions from net investment income	-	(.08)	(.20)	(.04)	(.14)	(.05)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	-	(.39)	(.23)	(.04)	(.29) L	(.09)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.68	$ 38.25	$ 39.07	$ 31.32	$ 29.08	$ 31.68
Total ReturnB, C, D	6.35%	(1.10)%	25.65%	7.86%	(7.37)%	12.54%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08%A	2.03%	2.10%	2.09%	2.05%	2.09%
Expenses net of fee waivers, if any	2.08%A	2.03%	2.09%	2.09%	2.04%	2.09%
Expenses net of all reductions	2.08%A	2.02%	2.07%	2.06%	2.00%	2.05%
Net investment income (loss)	(.21)%A	.60%H	.23%	.66%	.56%	.30%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 35	$ 36	$ 30	$ 33	$ 44
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind. L Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 39.03	$ 39.82	$ 31.91	$ 29.69	$ 32.34	$ 28.79
Income from Investment Operations
Net investment income (loss) D	.17	.67G	.47	.51	.53	.40
Net realized and unrealized gain (loss)	2.52	(.68)	8.02	2.12	(2.54)	3.54
Total from investment operations	2.69	(.01)	8.49	2.63	(2.01)	3.94
Distributions from net investment income	(.26)	(.47)	(.55)	(.41)	(.48)	(.35)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.26)	(.78)	(.58)	(.41)	(.64)	(.39)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 41.46	$ 39.03	$ 39.82	$ 31.91	$ 29.69	$ 32.34
Total ReturnB, C	6.92%	(.01)%	27.03%	9.03%	(6.39)%	13.76%
Ratios to Average Net Assets E, H
Expenses before reductions	.99%A	.93%	1.00%	1.01%	.97%	1.05%
Expenses net of fee waivers, if any	.99%A	.93%	1.00%	1.01%	.96%	1.05%
Expenses net of all reductions	.98%A	.93%	.98%	.98%	.92%	1.00%
Net investment income (loss)	.88%A	1.69%G	1.32%	1.73%	1.64%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 7,510	$ 7,464	$ 7,800	$ 5,965	$ 6,806	$ 8,133
Portfolio turnover rateF	73% A,J	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.97	$ 39.76	$ 31.87	$ 29.66	$ 32.32	$ 28.78
Income from Investment Operations
Net investment income (loss) D	.20	.72G	.52	.57	.58	.46
Net realized and unrealized gain (loss)	2.52	(.67)	8.01	2.11	(2.54)	3.53
Total from investment operations	2.72	.05	8.53	2.68	(1.96)	3.99
Distributions from net investment income	(.31)	(.53)	(.61)	(.47)	(.55)	(.41)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.31)	(.84)	(.64)	(.47)	(.70) K	(.45)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 41.38	$ 38.97	$ 39.76	$ 31.87	$ 29.66	$ 32.32
Total ReturnB, C	7.03%	.13%	27.23%	9.24%	(6.24)%	13.96%
Ratios to Average Net Assets E, H
Expenses before reductions	.86%A	.80%	.85%	.83%	.80%	.84%
Expenses net of fee waivers, if any	.86%A	.80%	.85%	.83%	.79%	.84%
Expenses net of all reductions	.85%A	.79%	.83%	.80%	.75%	.79%
Net investment income (loss)	1.01%A	1.83%G	1.47%	1.91%	1.81%	1.55%
Supplemental Data
Net assets, end of period (in millions)	$ 2,535	$ 2,464	$ 2,576	$ 1,776	$ 1,245	$ 1,078
Portfolio turnover rateF	73% A,J	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind. K Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 39.76	$ 31.87	$ 29.65	$ 32.31	$ 28.77
Income from Investment Operations
Net investment income (loss) D	.17	.67G	.47	.52	.54	.41
Net realized and unrealized gain (loss)	2.51	(.68)	8.01	2.11	(2.55)	3.55
Total from investment operations	2.68	(.01)	8.48	2.63	(2.01)	3.96
Distributions from net investment income	(.26)	(.48)	(.56)	(.41)	(.50)	(.38)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.26)	(.79)	(.59)	(.41)	(.65) K	(.42)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 41.38	$ 38.96	$ 39.76	$ 31.87	$ 29.65	$ 32.31
Total ReturnB, C	6.93%	(.01)%	27.03%	9.07%	(6.39)%	13.84%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00%A	.93%	1.00%	1.00%	.95%	.99%
Expenses net of fee waivers, if any	1.00%A	.93%	1.00%	1.00%	.94%	.99%
Expenses net of all reductions	.99%A	.93%	.97%	.97%	.90%	.95%
Net investment income (loss)	.87%A	1.69%G	1.33%	1.75%	1.66%	1.40%
Supplemental Data
Net assets, end of period (in millions)	$ 900	$ 650	$ 476	$ 294	$ 278	$ 319
Portfolio turnover rateF	73% A,J	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 39.77	$ 37.22
Income from Investment Operations
Net investment income (loss) D	.20	.72G	.07
Net realized and unrealized gain (loss)	2.51	(.68)	2.48
Total from investment operations	2.71	.04	2.55
Distributions from net investment income	(.32)	(.54)	-
Distributions from net realized gain	-	(.31)	-
Total distributions	(.32)	(.85)	-
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 41.35	$ 38.96	$ 39.77
Total ReturnB, C	7.00%	.12%	6.85%
Ratios to Average Net Assets E, I
Expenses before reductions	.86%A	.80%	.85%A
Expenses net of fee waivers, if any	.86%A	.80%	.85%A
Expenses net of all reductions	.85%A	.79%	.83%A
Net investment income (loss)	1.01%A	1.83%G	.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,986	$ 35,125	$ 107
Portfolio turnover rate F	73% A, K	57%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. H For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,018,808
Gross unrealized depreciation	(238,932)
Net unrealized appreciation (depreciation) on securities	$ 1,779,876

Tax cost	$ 9,718,007

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (227,245)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $42,556 and a change in net unrealized appreciation (depreciation) of $(18,692) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,937,889 and $3,850,750, respectively.

Redemptions In-Kind. During the period, 2,460 shares of the Fund held by unaffiliated entities were redeemed for cash and investments, including accrued interest with a value of $92,600. The net realized gain of $15,499 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 366	$ 7
Class T	.25%	.25%	116	2
Class B	.75%	.25%	20	15
Class C	.75%	.25%	175	20
			$ 677	$ 44

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28
Class T	4
Class B*	1
Class C*	2
$ 35

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 395.27
Class T	60.26
Class B	6.30
Class C	47.27
International Discovery	6,558.18
Class K	578.05
Institutional Class	722.19
Class Z	8.05
	$ 8,374

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the

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7. Committed Line of Credit - continued

Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,811. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $155 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Discovery expenses during the period in the amount of $5.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 864	$ 2,857
Class T	23	344
Class B	-	2
Class C	-	79
International Discovery	49,040	93,065
Class K	19,835	33,983
Institutional Class	4,544	5,936
Class Z	283	60
Total	$ 74,589	$ 136,326
From net realized gain
Class A	$ -	$ 2,660
Class T	-	423
Class B	-	52
Class C	-	295
International Discovery	-	61,190
Class K	-	20,093
Institutional Class	-	3,838
Class Z	-	35
Total	$ -	$ 88,586

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	692	1,382	$ 27,272	$ 54,489
Reinvestment of distributions	22	137	843	5,280
Shares redeemed	(1,000)	(2,632)	(38,846)	(104,067)
Net increase (decrease)	(286)	(1,113)	$ (10,731)	$ (44,298)
Class T
Shares sold	96	200	$ 3,756	$ 7,804
Reinvestment of distributions	1	19	23	736
Shares redeemed	(215)	(311)	(8,359)	(12,118)
Net increase (decrease)	(118)	(92)	$ (4,580)	$ (3,578)

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class B
Shares sold	1	6	$ 22	$ 233
Reinvestment of distributions	-	1	-	51
Shares redeemed	(38)	(58)	(1,494)	(2,266)
Net increase (decrease)	(37)	(51)	$ (1,472)	$ (1,982)
Class C
Shares sold	104	232	$ 4,070	$ 9,059
Reinvestment of distributions	-	9	-	337
Shares redeemed	(119)	(250)	(4,612)	(9,726)
Net increase (decrease)	(15)	(9)	$ (542)	$ (330)
International Discovery
Shares sold	10,812	28,809	$ 425,239	$ 1,144,588
Reinvestment of distributions	1,199	3,813	46,913	148,138
Shares redeemed	(22,134)	(37,231)	(877,914)	(1,476,965)
Net increase (decrease)	(10,123)	(4,609)	$ (405,762)	$ (184,239)
Class K
Shares sold	8,328	15,775	$ 327,029	$ 628,261
Reinvestment of distributions	508	1,396	19,835	54,076
Shares redeemed	(10,794)A	(18,729)	(420,246)A	(741,205)
Net increase (decrease)	(1,958)	(1,558)	$ (73,382)	$ (58,868)
Institutional Class
Shares sold	7,532	10,468	$ 291,604	$ 410,346
Reinvestment of distributions	33	91	1,286	3,529
Shares redeemed	(2,496)	(5,852)	(97,614)	(225,868)
Net increase (decrease)	5,069	4,707	$ 195,276	$ 188,007
Class Z
Shares sold	153	993	$ 6,173	$ 39,070
Reinvestment of distributions	7	2	283	95
Shares redeemed	(95)	(96)	(3,730)	(3,785)
Net increase (decrease)	65	899	$ 2,726	$ 35,380

A Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AID-USAN-0615
1.806663.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Discovery

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
International Discovery Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.33%
Actual		$ 1,000.00	$ 1,067.40	$ 6.82
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class T	1.57%
Actual		$ 1,000.00	$ 1,066.10	$ 8.04
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class B	2.11%
Actual		$ 1,000.00	$ 1,063.40	$ 10.79
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.08%
Actual		$ 1,000.00	$ 1,063.50	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,014.48	$ 10.39
International Discovery	.99%
Actual		$ 1,000.00	$ 1,069.20	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Class K	.86%
Actual		$ 1,000.00	$ 1,070.30	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,069.30	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class Z	.86%
Actual		$ 1,000.00	$ 1,070.00	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom 18.0%
Japan 15.3%
France 8.0%
Germany 6.4%
Switzerland 5.5%
United States of America* 5.2%
Netherlands 4.6%
India 3.6%
Australia 2.8%
Other 30.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Japan 17.1%
United Kingdom 14.9%
United States of America* 9.2%
Germany 6.7%
Switzerland 6.0%
France 5.1%
Australia 4.3%
Sweden 4.1%
India 3.2%
Other 29.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.1	97.5
Other Investments	0.1	0.1
Short-Term Investments and Net Other Assets (Liabilities)	0.8	2.4
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	1.8	1.9
Novartis AG (Switzerland, Pharmaceuticals)	1.7	0.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.6	1.2
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Food Products)	1.5	0.0
AIA Group Ltd. (Hong Kong, Insurance)	1.3	1.1
Techtronic Industries Co. Ltd. (Hong Kong, Household Durables)	1.2	1.1
Shire PLC (Bailiwick of Jersey, Pharmaceuticals)	1.2	0.7
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.2	1.2
Astellas Pharma, Inc. (Japan, Pharmaceuticals)	1.2	1.4
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.2	1.7
	13.9
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	20.7
Consumer Discretionary	16.9	12.9
Health Care	13.2	14.9
Industrials	10.9	10.4
Information Technology	9.7	10.7
Consumer Staples	9.5	10.7
Energy	5.0	5.6
Telecommunication Services	4.7	3.9
Materials	3.0	4.7
Utilities	0.0	0.2

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
Australia - 2.8%
Ansell Ltd.	1,612,927	$ 33,301
Australia & New Zealand Banking Group Ltd.	4,953,894	133,250
Flight Centre Travel Group Ltd. (e)	689,216	23,687
G8 Education Ltd.	5,981,135	17,087
Greencross Ltd.	1,142,925	6,015
Mantra Group Ltd.	4,854,891	13,831
Ramsay Health Care Ltd.	1,182,323	58,561
Spotless Group Holdings Ltd.	18,819,178	33,955
TOTAL AUSTRALIA		319,687
Austria - 0.2%
Andritz AG	451,400	26,428
Bailiwick of Jersey - 2.2%
MySale Group PLC (f)	8,497,500	7,138
Regus PLC	3,257,200	12,440
Shire PLC	1,685,700	136,986
Wolseley PLC	1,550,506	91,704
TOTAL BAILIWICK OF JERSEY		248,268
Belgium - 2.7%
Anheuser-Busch InBev SA NV	1,469,427	178,900
KBC Groep NV	1,863,135	122,582
TOTAL BELGIUM		301,482
Bermuda - 1.3%
BW Offshore Ltd.	8,614,100	6,417
Haier Electronics Group Co. Ltd.	3,532,000	10,185
PAX Global Technology Ltd. (a)(f)	66,564,000	97,048
Travelport Worldwide Ltd. (e)	1,916,100	30,332
TOTAL BERMUDA		143,982
Canada - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	793,600	30,376
Constellation Software, Inc.	234,700	92,013
Constellation Software, Inc. rights 9/15/15 (a)	126,600	38
Imperial Oil Ltd.	948,600	41,812
Potash Corp. of Saskatchewan, Inc.	806,500	26,337
PrairieSky Royalty Ltd. (e)	1,517,200	41,662
Suncor Energy, Inc.	686,700	22,363
TransForce, Inc.	1,400,200	31,625
TOTAL CANADA		286,226
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 0.8%
Alibaba Group Holding Ltd. sponsored ADR	389,200	$ 31,638
Lee's Pharmaceutical Holdings Ltd.	6,839,164	12,689
Value Partners Group Ltd.	4,147,000	7,705
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	834,100	36,008
TOTAL CAYMAN ISLANDS		88,040
China - 1.0%
Daqin Railway Co. Ltd. (A Shares)	3,501,299	7,886
Inner Mongoli Yili Industries Co. Ltd.	6,396,900	37,601
Jiangsu Hengrui Medicine Co. Ltd.	4,282,672	39,362
Kweichow Moutai Co. Ltd.	603,257	24,531
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	949,195	4,384
TOTAL CHINA		113,764
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	525,230	176
Denmark - 1.3%
Novo Nordisk A/S Series B	2,235,045	125,477
Vestas Wind Systems A/S	566,700	25,704
TOTAL DENMARK		151,181
Egypt - 0.0%
Edita Food Industries SAE GDR (a)(g)	144,300	2,276
Finland - 0.7%
Sampo Oyj (A Shares)	1,692,000	81,985
France - 8.0%
Accor SA	1,604,000	87,955
Air Liquide SA	433,200	56,654
AXA SA	3,052,600	77,188
BNP Paribas SA	734,700	46,397
Cap Gemini SA	423,800	37,759
Havas SA	4,890,444	40,790
Ingenico SA	413,042	51,825
Numericable Group SA (a)	523,628	29,072
Rexel SA	1,277,682	24,080
Safran SA	620,600	45,346
Schneider Electric SA (e)	719,200	53,759
Sodexo SA (a)	437,900	44,311
SR Teleperformance SA	294,600	22,114
Total SA	3,691,328	199,888
Common Stocks - continued
	Shares	Value (000s)
France - continued
Unibail-Rodamco	158,900	$ 43,874
Zodiac Aerospace	1,164,500	42,764
TOTAL FRANCE		903,776
Germany - 5.3%
Aareal Bank AG	1,035,858	44,554
Bayer AG	521,600	75,075
Beiersdorf AG	246,600	21,451
Continental AG (e)	302,200	70,822
Deutsche Annington Immobilien SE	811,100	27,225
Deutsche Boerse AG	447,994	37,123
Deutsche Telekom AG	3,291,900	60,507
Fresenius SE & Co. KGaA	476,000	28,319
GEA Group AG	1,037,298	49,817
KION Group AG	1,390,449	61,687
LEG Immobilien AG	801,599	62,194
ProSiebenSat.1 Media AG	1,188,200	60,749
TOTAL GERMANY		599,523
Hong Kong - 2.7%
AIA Group Ltd.	21,447,600	143,343
Hutchison Whampoa Ltd.	1,867,000	27,509
Techtronic Industries Co. Ltd.	39,340,000	139,837
TOTAL HONG KONG		310,689
India - 3.6%
Bharti Infratel Ltd.	12,744,464	80,481
Edelweiss Financial Services Ltd.	17,834,964	17,358
HDFC Bank Ltd. sponsored ADR	173,200	9,845
Housing Development Finance Corp. Ltd.	7,411,989	136,465
Info Edge India Ltd.	1,562,180	18,905
Lupin Ltd.	1,984,895	55,365
Sun Pharmaceutical Industries Ltd. (a)	1,842,993	27,228
The Jammu & Kashmir Bank Ltd.	7,127,060	10,772
Titan Co. Ltd. (a)	2,240,879	13,674
Yes Bank Ltd.	3,138,775	41,462
TOTAL INDIA		411,555
Indonesia - 0.4%
PT Bank Central Asia Tbk	21,403,800	22,250
PT Bank Rakyat Indonesia Tbk	21,344,400	19,142
TOTAL INDONESIA		41,392
Common Stocks - continued
	Shares	Value (000s)
Ireland - 2.2%
Actavis PLC (a)	372,700	$ 105,422
Bank of Ireland (a)	63,040,200	24,122
Glanbia PLC	2,403,800	44,550
James Hardie Industries PLC CDI	607,320	7,022
Kerry Group PLC Class A	1,006,700	74,045
TOTAL IRELAND		255,161
Isle of Man - 0.3%
Optimal Payments PLC (a)	2,162,867	9,829
Optimal Payments PLC rights 5/1/15 (a)	3,462,111	7,350
Playtech Ltd.	942,689	11,843
TOTAL ISLE OF MAN		29,022
Israel - 0.8%
Frutarom Industries Ltd.	1,048,100	44,648
Teva Pharmaceutical Industries Ltd. sponsored ADR	743,700	44,934
TOTAL ISRAEL		89,582
Italy - 2.5%
De Longhi SpA	2,655,300	59,889
Intesa Sanpaolo SpA	17,955,600	60,322
Mediaset SpA	15,540,300	79,871
Telecom Italia SpA (a)	51,275,500	60,519
World Duty Free SpA (a)	2,234,410	24,943
TOTAL ITALY		285,544
Japan - 15.3%
ACOM Co. Ltd. (a)	10,936,600	36,313
Aozora Bank Ltd.	11,154,000	41,721
Astellas Pharma, Inc.	8,582,600	133,637
Coca-Cola Central Japan Co. Ltd.	1,583,700	29,595
Dentsu, Inc.	891,700	41,566
Don Quijote Holdings Co. Ltd.	679,500	51,842
Hitachi Ltd.	6,601,000	45,038
Hoya Corp.	2,455,900	94,653
Japan Exchange Group, Inc.	1,884,900	54,459
Japan Tobacco, Inc.	1,315,200	45,928
KDDI Corp.	5,257,400	124,402
Keyence Corp.	149,860	80,003
Misumi Group, Inc.	778,900	29,231
Mitsubishi UFJ Financial Group, Inc.	18,592,100	132,085
Monex Group, Inc.	5,088,600	13,830
NEC Corp.	25,444,000	84,652
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nidec Corp.	567,300	$ 42,437
Olympus Corp. (a)	1,488,000	53,583
OMRON Corp.	1,406,700	64,593
ORIX Corp.	6,605,900	101,588
Rakuten, Inc.	4,009,500	70,048
Sanken Electric Co. Ltd.	2,738,000	20,938
Seven Bank Ltd.	10,972,000	59,116
SoftBank Corp.	731,300	45,714
Sony Corp.	1,945,700	58,822
Sundrug Co. Ltd.	818,400	41,069
Toshiba Plant Systems & Services Corp.	1,756,200	24,418
Tsuruha Holdings, Inc.	1,058,500	76,772
United Arrows Ltd.	747,900	23,015
VT Holdings Co. Ltd.	3,932,700	19,733
TOTAL JAPAN		1,740,801
Korea (South) - 0.3%
Samsung Electronics Co. Ltd.	25,699	33,641
Luxembourg - 1.0%
Altice SA (a)	388,100	41,039
Eurofins Scientific SA	42,400	11,943
Grand City Properties SA (a)	3,029,362	57,420
TOTAL LUXEMBOURG		110,402
Marshall Islands - 0.1%
Hoegh LNG Partners LP (f)	722,555	15,679
Netherlands - 4.6%
AerCap Holdings NV (a)	1,626,000	75,902
Arcadis NV	1,216,600	38,510
ASML Holding NV (Netherlands)	518,100	55,754
IMCD Group BV	1,885,700	70,271
ING Groep NV (Certificaten Van Aandelen)	5,781,300	88,694
Mobileye NV (a)(e)	527,800	23,677
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,902,900	170,247
TOTAL NETHERLANDS		523,055
New Zealand - 0.7%
EBOS Group Ltd.	4,530,317	32,952
Ryman Healthcare Group Ltd.	7,248,326	45,088
TOTAL NEW ZEALAND		78,040
Common Stocks - continued
	Shares	Value (000s)
Philippines - 0.7%
Alliance Global Group, Inc.	77,113,366	$ 43,902
SM Investments Corp.	1,667,240	33,651
TOTAL PHILIPPINES		77,553
South Africa - 1.0%
EOH Holdings Ltd.	2,491,100	33,818
Naspers Ltd. Class N	526,200	82,760
TOTAL SOUTH AFRICA		116,578
Spain - 1.9%
Amadeus IT Holding SA Class A	1,743,800	79,486
Atresmedia Corporacion de Medios de Comunicacion SA	1,502,300	24,265
Hispania Activos Inmobiliarios SA (a)	717,100	10,219
Inditex SA	2,342,216	75,160
Mediaset Espana Comunicacion, S.A.	2,214,608	30,018
TOTAL SPAIN		219,148
Sweden - 2.1%
ASSA ABLOY AB (B Shares)	1,406,300	81,585
HEXPOL AB (B Shares)	301,400	32,298
Nordea Bank AB	5,883,200	74,747
Svenska Handelsbanken AB (A Shares)	1,006,500	46,459
TOTAL SWEDEN		235,089
Switzerland - 5.5%
Clariant AG (Reg.)	1,544,220	33,903
GAM Holding Ltd.	1,427,019	32,195
Julius Baer Group Ltd.	964,400	50,477
Lonza Group AG	333,205	47,112
Novartis AG	1,945,814	198,613
Partners Group Holding AG	228,066	71,484
Schindler Holding AG (participation certificate)	184,089	31,142
Sonova Holding AG Class B	211,990	29,287
UBS Group AG	6,560,761	131,067
TOTAL SWITZERLAND		625,280
Taiwan - 0.8%
ECLAT Textile Co. Ltd.	94,607	1,273
JHL Biotech, Inc. (j)	2,497,780	9,342
Merida Industry Co. Ltd.	4,995,900	37,519
Taiwan Semiconductor Manufacturing Co. Ltd.	9,722,000	46,804
TOTAL TAIWAN		94,938
Common Stocks - continued
	Shares	Value (000s)
Turkey - 0.1%
Logo Yazilim Sanayi Ve Ticar	1,115,318	$ 10,370
United Kingdom - 18.0%
AA PLC	3,890,387	24,866
Aberdeen Asset Management PLC	5,923,432	43,013
Al Noor Hospitals Group PLC	2,465,900	33,964
Associated British Foods PLC	784,200	34,237
Aviva PLC	6,681,600	53,757
B&M European Value Retail S.A.	7,416,304	34,327
BG Group PLC	4,055,820	73,465
British American Tobacco PLC (United Kingdom)	812,200	44,625
BT Group PLC	6,228,900	43,444
BTG PLC (a)	1,743,600	19,239
Bunzl PLC	2,107,500	59,257
Diploma PLC	2,348,500	28,807
Essentra PLC	2,165,600	31,790
Hikma Pharmaceuticals PLC	2,643,337	82,663
Howden Joinery Group PLC	8,121,200	57,813
HSBC Holdings PLC (United Kingdom)	4,811,700	48,067
Imperial Tobacco Group PLC	1,099,350	53,682
ITE Group PLC	2,300,600	6,606
ITV PLC	22,252,800	86,397
Johnson Matthey PLC	921,200	47,100
Liberty Global PLC Class A (a)	671,900	35,033
Lloyds Banking Group PLC	70,794,100	83,840
London Stock Exchange Group PLC	2,807,936	109,300
Meggitt PLC	3,347,100	27,049
Melrose PLC	11,047,678	44,831
Next PLC	768,144	86,363
Persimmon PLC	1,492,600	38,754
Poundland Group PLC	4,740,612	22,677
Reckitt Benckiser Group PLC	767,000	68,266
Rex Bionics PLC (a)(f)	1,317,442	1,263
Rio Tinto PLC	1,169,300	52,327
Royal Dutch Shell PLC Class A (United Kingdom)	2,738,800	86,355
SABMiller PLC	1,076,800	56,998
Schroders PLC	491,800	24,392
Shawbrook Group Ltd.	7,784,442	36,738
Spirax-Sarco Engineering PLC	568,200	29,412
St. James's Place Capital PLC	5,520,000	75,297
Taylor Wimpey PLC	11,898,900	30,213
The Restaurant Group PLC	1,974,900	20,524
Virgin Money Holdings Uk PLC (a)	5,965,800	36,076
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Vodafone Group PLC	31,931,596	$ 112,502
Whitbread PLC	707,723	56,830
Workspace Group PLC	659,100	8,510
TOTAL UNITED KINGDOM		2,050,669
United States of America - 2.7%
Chevron Corp.	691,800	76,831
Constellation Brands, Inc. Class A (sub. vtg.) (a)	632,700	73,355
McGraw Hill Financial, Inc.	672,900	70,183
Monster Beverage Corp. (a)	82,500	11,312
Visa, Inc. Class A	1,174,500	77,576
TOTAL UNITED STATES OF AMERICA		309,257
TOTAL COMMON STOCKS (Cost $9,169,054)		10,930,239
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
Meituan Corp. Series D (j)	2,979,122	22,046
Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%
Henkel AG & Co. KGaA	97,576	11,334
Volkswagen AG (e)	439,300	113,096
TOTAL GERMANY		124,430
TOTAL PREFERRED STOCKS (Cost $123,294)		146,476
Government Obligations - 0.1%
		Principal Amount (000s) (d)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 5/7/15 to 5/14/15 (i) (Cost $7,710)		$ 7,710	7,710
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
Ireland - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $13,883)	EUR	9,040	$ 10,860
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	224,207,828	224,208
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	178,389,923	178,390
TOTAL MONEY MARKET FUNDS (Cost $402,598)		402,598
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $9,716,539)		11,497,883
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(121,522)
NET ASSETS - 100%		$ 11,376,361
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,033 CME Nikkei 225 Index Contracts (United States)	June 2015	$ 197,608	$ 5,906
The face value of futures purchased as a percentage of net assets is 1.7%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $256,259,000.
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,136,000 or 0.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,496,000.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,387,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
JHL Biotech, Inc.	4/14/15	$ 9,342
Meituan Corp. Series D	1/26/15	$ 18,833
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 343
Fidelity Securities Lending Cash Central Fund	1,811
Total	$ 2,154
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$ 12,426	$ 2,837	$ 130	$ 271	$ 15,679
MySale Group PLC	26,053	-	61	-	7,138
PAX Global Technology Ltd.	71,203	795	600	-	97,048
Rex Bionics PLC	3,518	-	12	-	1,263
Total	$ 113,200	$ 3,632	$ 803	$ 271	$ 121,128

* Includes the value of securities delivered through in-kind transactions.

Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,945,794	$ 391,544	$ 1,554,250	$ -
Consumer Staples	1,089,606	181,559	908,047	-
Energy	564,472	198,347	366,125	-
Financials	2,760,381	611,775	2,148,606	-
Health Care	1,483,428	496,925	977,161	9,342
Industrials	1,264,135	254,430	987,659	22,046
Information Technology	1,109,251	418,724	690,527	-
Materials	332,079	78,007	254,072	-
Telecommunication Services	527,569	80,481	447,088	-
Government Obligations	7,710	-	7,710	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Preferred Securities	$ 10,860	$ -	$ 10,860	$ -
Money Market Funds	402,598	402,598	-	-
Total Investments in Securities:	$ 11,497,883	$ 3,114,390	$ 8,352,105	$ 31,388
Derivative Instruments:
Assets
Futures Contracts	$ 5,906	$ 5,906	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period endedApril 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 3,100,351
Level 2 to Level 1	$ 1,239,771
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 5,906	$ -
Total Value of Derivatives	$ 5,906	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $169,755) - See accompanying schedule: Unaffiliated issuers (cost $9,224,668)	$ 10,974,157
Fidelity Central Funds (cost $402,598)	402,598
Other affiliated issuers (cost $89,273)	121,128
Total Investments (cost $9,716,539)		$ 11,497,883
Foreign currency held at value (cost $4,728)		4,727
Receivable for investments sold		103,453
Receivable for fund shares sold		6,561
Dividends receivable		38,594
Distributions receivable from Fidelity Central Funds		439
Prepaid expenses		9
Other receivables		3,682
Total assets		11,655,348

Liabilities
Payable for investments purchased	$ 67,420
Payable for fund shares redeemed	15,030
Accrued management fee	6,812
Distribution and service plan fees payable	117
Payable for daily variation margin for derivative instruments	4,015
Other affiliated payables	1,583
Other payables and accrued expenses	5,620
Collateral on securities loaned, at value	178,390
Total liabilities		278,987

Net Assets		$ 11,376,361
Net Assets consist of:
Paid in capital		$ 9,592,918
Undistributed net investment income		43,731
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(41,397)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,781,109
Net Assets		$ 11,376,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($304,057.33 ÷ 7,381.512 shares)	$ 41.19

Maximum offering price per share (100/94.25 of $41.19)	$ 43.70
Class T: Net Asset Value and redemption price per share ($46,880.10 ÷ 1,144.698 shares)	$ 40.95

Maximum offering price per share (100/96.50 of $40.95)	$ 42.44
Class B: Net Asset Value and offering price per share ($3,368.75 ÷ 82.673 shares)A	$ 40.75

Class C: Net Asset Value and offering price per share ($36,977.48 ÷ 909.094 shares)A	$ 40.68

International Discovery: Net Asset Value, offering price and redemption price per share ($7,509,970.46 ÷ 181,122.244 shares)	$ 41.46

Class K: Net Asset Value, offering price and redemption price per share ($2,535,160.10 ÷ 61,270.682 shares)	$ 41.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($899,960.61 ÷ 21,750.815 shares)	$ 41.38

Class Z: Net Asset Value, offering price and redemption price per share ($39,986.32 ÷ 966.930 shares)	$ 41.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends (including $271 earned from other affiliated issuers)		$ 109,955
Interest		88
Income from Fidelity Central Funds		2,154
Income before foreign taxes withheld		112,197
Less foreign taxes withheld		(8,638)
Total income		103,559

Expenses
Management fee Basic fee	$ 37,314
Performance adjustment	5,579
Transfer agent fees	8,374
Distribution and service plan fees	677
Accounting and security lending fees	918
Custodian fees and expenses	822
Independent trustees' compensation	22
Registration fees	155
Audit	73
Legal	17
Miscellaneous	57
Total expenses before reductions	54,008
Expense reductions	(160)	53,848
Net investment income (loss)		49,711
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	196,685
Other affiliated issuers	88
Foreign currency transactions	(2,546)
Futures contracts	42,556
Total net realized gain (loss)		236,783
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,662)	482,281
Assets and liabilities in foreign currencies	739
Futures contracts	(18,692)
Total change in net unrealized appreciation (depreciation)		464,328
Net gain (loss)		701,111
Net increase (decrease) in net assets resulting from operations		$ 750,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,711	$ 199,098
Net realized gain (loss)	236,783	758,004
Change in net unrealized appreciation (depreciation)	464,328	(958,756)
Net increase (decrease) in net assets resulting from operations	750,822	(1,654)
Distributions to shareholders from net investment income	(74,589)	(136,326)
Distributions to shareholders from net realized gain	-	(88,586)
Total distributions	(74,589)	(224,912)
Share transactions - net increase (decrease)	(298,467)	(69,908)
Redemption fees	44	139
Total increase (decrease) in net assets	377,810	(296,335)

Net Assets
Beginning of period	10,998,551	11,294,886
End of period (including undistributed net investment income of $43,731 and undistributed net investment income of $68,609, respectively)	$ 11,376,361	$ 10,998,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.70	$ 39.49	$ 31.66	$ 29.43	$ 32.07	$ 28.57
Income from Investment Operations
Net investment income (loss) E	.11	.53H	.34	.41	.42	.31
Net realized and unrealized gain (loss)	2.49	(.67)	7.97	2.11	(2.52)	3.51
Total from investment operations	2.60	(.14)	8.31	2.52	(2.10)	3.82
Distributions from net investment income	(.11)	(.33)	(.45)	(.29)	(.38)	(.28)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.11)	(.65) L	(.48)	(.29)	(.54)	(.32)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 41.19	$ 38.70	$ 39.49	$ 31.66	$ 29.43	$ 32.07
Total ReturnB, C, D	6.74%	(.36)%	26.59%	8.70%	(6.71)%	13.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33%A	1.28%	1.35%	1.34%	1.30%	1.33%
Expenses net of fee waivers, if any	1.33%A	1.28%	1.35%	1.34%	1.29%	1.33%
Expenses net of all reductions	1.33%A	1.28%	1.33%	1.31%	1.25%	1.28%
Net investment income (loss)	.54%A	1.35%H	.97%	1.41%	1.31%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$ 304	$ 297	$ 347	$ 299	$ 320	$ 392
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind. L Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.43	$ 39.23	$ 31.42	$ 29.18	$ 31.81	$ 28.35
Income from Investment Operations
Net investment income (loss) E	.06	.44H	.26	.34	.34	.23
Net realized and unrealized gain (loss)	2.48	(.68)	7.92	2.09	(2.51)	3.48
Total from investment operations	2.54	(.24)	8.18	2.43	(2.17)	3.71
Distributions from net investment income	(.02)	(.25)	(.34)	(.19)	(.30)	(.21)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.02)	(.56)	(.37)	(.19)	(.46)	(.25)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.95	$ 38.43	$ 39.23	$ 31.42	$ 29.18	$ 31.81
Total ReturnB, C, D	6.61%	(.60)%	26.31%	8.41%	(6.96)%	13.14%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57%A	1.51%	1.59%	1.59%	1.56%	1.60%
Expenses net of fee waivers, if any	1.57%A	1.51%	1.59%	1.59%	1.55%	1.60%
Expenses net of all reductions	1.57%A	1.51%	1.57%	1.56%	1.51%	1.56%
Net investment income (loss)	.30%A	1.11%H	.73%	1.16%	1.05%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 49	$ 53	$ 46	$ 61	$ 92
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.32	$ 39.08	$ 31.28	$ 29.02	$ 31.60	$ 28.18
Income from Investment Operations
Net investment income (loss) E	(.05)	.22H	.08	.19	.17	.08
Net realized and unrealized gain (loss)	2.48	(.66)	7.90	2.09	(2.48)	3.44
Total from investment operations	2.43	(.44)	7.98	2.28	(2.31)	3.52
Distributions from net investment income	-	(.01)	(.15)	(.02)	(.12)	(.06)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	-	(.32)	(.18)	(.02)	(.27) L	(.10)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.75	$ 38.32	$ 39.08	$ 31.28	$ 29.02	$ 31.60
Total ReturnB, C, D	6.34%	(1.12)%	25.64%	7.85%	(7.39)%	12.52%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11%A	2.06%	2.10%	2.09%	2.06%	2.12%
Expenses net of fee waivers, if any	2.11%A	2.06%	2.10%	2.09%	2.06%	2.12%
Expenses net of all reductions	2.11%A	2.05%	2.08%	2.06%	2.02%	2.08%
Net investment income (loss)	(.24)%A	.57%H	.22%	.66%	.54%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 5	$ 7	$ 8	$ 10	$ 14
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind. L Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.25	$ 39.07	$ 31.32	$ 29.08	$ 31.68	$ 28.23
Income from Investment Operations
Net investment income (loss) E	(.04)	.23H	.08	.19	.18	.09
Net realized and unrealized gain (loss)	2.47	(.66)	7.90	2.09	(2.49)	3.45
Total from investment operations	2.43	(.43)	7.98	2.28	(2.31)	3.54
Distributions from net investment income	-	(.08)	(.20)	(.04)	(.14)	(.05)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	-	(.39)	(.23)	(.04)	(.29) L	(.09)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.68	$ 38.25	$ 39.07	$ 31.32	$ 29.08	$ 31.68
Total ReturnB, C, D	6.35%	(1.10)%	25.65%	7.86%	(7.37)%	12.54%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08%A	2.03%	2.10%	2.09%	2.05%	2.09%
Expenses net of fee waivers, if any	2.08%A	2.03%	2.09%	2.09%	2.04%	2.09%
Expenses net of all reductions	2.08%A	2.02%	2.07%	2.06%	2.00%	2.05%
Net investment income (loss)	(.21)%A	.60%H	.23%	.66%	.56%	.30%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 35	$ 36	$ 30	$ 33	$ 44
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind. L Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 39.03	$ 39.82	$ 31.91	$ 29.69	$ 32.34	$ 28.79
Income from Investment Operations
Net investment income (loss) D	.17	.67G	.47	.51	.53	.40
Net realized and unrealized gain (loss)	2.52	(.68)	8.02	2.12	(2.54)	3.54
Total from investment operations	2.69	(.01)	8.49	2.63	(2.01)	3.94
Distributions from net investment income	(.26)	(.47)	(.55)	(.41)	(.48)	(.35)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.26)	(.78)	(.58)	(.41)	(.64)	(.39)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 41.46	$ 39.03	$ 39.82	$ 31.91	$ 29.69	$ 32.34
Total ReturnB, C	6.92%	(.01)%	27.03%	9.03%	(6.39)%	13.76%
Ratios to Average Net Assets E, H
Expenses before reductions	.99%A	.93%	1.00%	1.01%	.97%	1.05%
Expenses net of fee waivers, if any	.99%A	.93%	1.00%	1.01%	.96%	1.05%
Expenses net of all reductions	.98%A	.93%	.98%	.98%	.92%	1.00%
Net investment income (loss)	.88%A	1.69%G	1.32%	1.73%	1.64%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 7,510	$ 7,464	$ 7,800	$ 5,965	$ 6,806	$ 8,133
Portfolio turnover rateF	73% A,J	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.97	$ 39.76	$ 31.87	$ 29.66	$ 32.32	$ 28.78
Income from Investment Operations
Net investment income (loss) D	.20	.72G	.52	.57	.58	.46
Net realized and unrealized gain (loss)	2.52	(.67)	8.01	2.11	(2.54)	3.53
Total from investment operations	2.72	.05	8.53	2.68	(1.96)	3.99
Distributions from net investment income	(.31)	(.53)	(.61)	(.47)	(.55)	(.41)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.31)	(.84)	(.64)	(.47)	(.70) K	(.45)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 41.38	$ 38.97	$ 39.76	$ 31.87	$ 29.66	$ 32.32
Total ReturnB, C	7.03%	.13%	27.23%	9.24%	(6.24)%	13.96%
Ratios to Average Net Assets E, H
Expenses before reductions	.86%A	.80%	.85%	.83%	.80%	.84%
Expenses net of fee waivers, if any	.86%A	.80%	.85%	.83%	.79%	.84%
Expenses net of all reductions	.85%A	.79%	.83%	.80%	.75%	.79%
Net investment income (loss)	1.01%A	1.83%G	1.47%	1.91%	1.81%	1.55%
Supplemental Data
Net assets, end of period (in millions)	$ 2,535	$ 2,464	$ 2,576	$ 1,776	$ 1,245	$ 1,078
Portfolio turnover rateF	73% A,J	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind. K Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 39.76	$ 31.87	$ 29.65	$ 32.31	$ 28.77
Income from Investment Operations
Net investment income (loss) D	.17	.67G	.47	.52	.54	.41
Net realized and unrealized gain (loss)	2.51	(.68)	8.01	2.11	(2.55)	3.55
Total from investment operations	2.68	(.01)	8.48	2.63	(2.01)	3.96
Distributions from net investment income	(.26)	(.48)	(.56)	(.41)	(.50)	(.38)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.26)	(.79)	(.59)	(.41)	(.65) K	(.42)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 41.38	$ 38.96	$ 39.76	$ 31.87	$ 29.65	$ 32.31
Total ReturnB, C	6.93%	(.01)%	27.03%	9.07%	(6.39)%	13.84%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00%A	.93%	1.00%	1.00%	.95%	.99%
Expenses net of fee waivers, if any	1.00%A	.93%	1.00%	1.00%	.94%	.99%
Expenses net of all reductions	.99%A	.93%	.97%	.97%	.90%	.95%
Net investment income (loss)	.87%A	1.69%G	1.33%	1.75%	1.66%	1.40%
Supplemental Data
Net assets, end of period (in millions)	$ 900	$ 650	$ 476	$ 294	$ 278	$ 319
Portfolio turnover rateF	73% A,J	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 39.77	$ 37.22
Income from Investment Operations
Net investment income (loss) D	.20	.72G	.07
Net realized and unrealized gain (loss)	2.51	(.68)	2.48
Total from investment operations	2.71	.04	2.55
Distributions from net investment income	(.32)	(.54)	-
Distributions from net realized gain	-	(.31)	-
Total distributions	(.32)	(.85)	-
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 41.35	$ 38.96	$ 39.77
Total ReturnB, C	7.00%	.12%	6.85%
Ratios to Average Net Assets E, I
Expenses before reductions	.86%A	.80%	.85%A
Expenses net of fee waivers, if any	.86%A	.80%	.85%A
Expenses net of all reductions	.85%A	.79%	.83%A
Net investment income (loss)	1.01%A	1.83%G	.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,986	$ 35,125	$ 107
Portfolio turnover rate F	73% A, K	57%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. H For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,018,808
Gross unrealized depreciation	(238,932)
Net unrealized appreciation (depreciation) on securities	$ 1,779,876

Tax cost	$ 9,718,007

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (227,245)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $42,556 and a change in net unrealized appreciation (depreciation) of $(18,692) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,937,889 and $3,850,750, respectively.

Redemptions In-Kind. During the period, 2,460 shares of the Fund held by unaffiliated entities were redeemed for cash and investments, including accrued interest with a value of $92,600. The net realized gain of $15,499 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 366	$ 7
Class T	.25%	.25%	116	2
Class B	.75%	.25%	20	15
Class C	.75%	.25%	175	20
			$ 677	$ 44

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28
Class T	4
Class B*	1
Class C*	2
$ 35

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 395.27
Class T	60.26
Class B	6.30
Class C	47.27
International Discovery	6,558.18
Class K	578.05
Institutional Class	722.19
Class Z	8.05
	$ 8,374

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the

Semiannual Report

7. Committed Line of Credit - continued

Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,811. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $155 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Discovery expenses during the period in the amount of $5.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 864	$ 2,857
Class T	23	344
Class B	-	2
Class C	-	79
International Discovery	49,040	93,065
Class K	19,835	33,983
Institutional Class	4,544	5,936
Class Z	283	60
Total	$ 74,589	$ 136,326
From net realized gain
Class A	$ -	$ 2,660
Class T	-	423
Class B	-	52
Class C	-	295
International Discovery	-	61,190
Class K	-	20,093
Institutional Class	-	3,838
Class Z	-	35
Total	$ -	$ 88,586

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	692	1,382	$ 27,272	$ 54,489
Reinvestment of distributions	22	137	843	5,280
Shares redeemed	(1,000)	(2,632)	(38,846)	(104,067)
Net increase (decrease)	(286)	(1,113)	$ (10,731)	$ (44,298)
Class T
Shares sold	96	200	$ 3,756	$ 7,804
Reinvestment of distributions	1	19	23	736
Shares redeemed	(215)	(311)	(8,359)	(12,118)
Net increase (decrease)	(118)	(92)	$ (4,580)	$ (3,578)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class B
Shares sold	1	6	$ 22	$ 233
Reinvestment of distributions	-	1	-	51
Shares redeemed	(38)	(58)	(1,494)	(2,266)
Net increase (decrease)	(37)	(51)	$ (1,472)	$ (1,982)
Class C
Shares sold	104	232	$ 4,070	$ 9,059
Reinvestment of distributions	-	9	-	337
Shares redeemed	(119)	(250)	(4,612)	(9,726)
Net increase (decrease)	(15)	(9)	$ (542)	$ (330)
International Discovery
Shares sold	10,812	28,809	$ 425,239	$ 1,144,588
Reinvestment of distributions	1,199	3,813	46,913	148,138
Shares redeemed	(22,134)	(37,231)	(877,914)	(1,476,965)
Net increase (decrease)	(10,123)	(4,609)	$ (405,762)	$ (184,239)
Class K
Shares sold	8,328	15,775	$ 327,029	$ 628,261
Reinvestment of distributions	508	1,396	19,835	54,076
Shares redeemed	(10,794)A	(18,729)	(420,246)A	(741,205)
Net increase (decrease)	(1,958)	(1,558)	$ (73,382)	$ (58,868)
Institutional Class
Shares sold	7,532	10,468	$ 291,604	$ 410,346
Reinvestment of distributions	33	91	1,286	3,529
Shares redeemed	(2,496)	(5,852)	(97,614)	(225,868)
Net increase (decrease)	5,069	4,707	$ 195,276	$ 188,007
Class Z
Shares sold	153	993	$ 6,173	$ 39,070
Reinvestment of distributions	7	2	283	95
Shares redeemed	(95)	(96)	(3,730)	(3,785)
Net increase (decrease)	65	899	$ 2,726	$ 35,380

A Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AIDI-USAN-0615
1.806664.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Discovery

Fund - Class Z

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Class Z is
a class of Fidelity®
International Discovery Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.33%
Actual		$ 1,000.00	$ 1,067.40	$ 6.82
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class T	1.57%
Actual		$ 1,000.00	$ 1,066.10	$ 8.04
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class B	2.11%
Actual		$ 1,000.00	$ 1,063.40	$ 10.79
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.08%
Actual		$ 1,000.00	$ 1,063.50	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,014.48	$ 10.39
International Discovery	.99%
Actual		$ 1,000.00	$ 1,069.20	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Class K	.86%
Actual		$ 1,000.00	$ 1,070.30	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,069.30	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class Z	.86%
Actual		$ 1,000.00	$ 1,070.00	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom 18.0%
Japan 15.3%
France 8.0%
Germany 6.4%
Switzerland 5.5%
United States of America* 5.2%
Netherlands 4.6%
India 3.6%
Australia 2.8%
Other 30.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Japan 17.1%
United Kingdom 14.9%
United States of America* 9.2%
Germany 6.7%
Switzerland 6.0%
France 5.1%
Australia 4.3%
Sweden 4.1%
India 3.2%
Other 29.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.1	97.5
Other Investments	0.1	0.1
Short-Term Investments and Net Other Assets (Liabilities)	0.8	2.4
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	1.8	1.9
Novartis AG (Switzerland, Pharmaceuticals)	1.7	0.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.6	1.2
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Food Products)	1.5	0.0
AIA Group Ltd. (Hong Kong, Insurance)	1.3	1.1
Techtronic Industries Co. Ltd. (Hong Kong, Household Durables)	1.2	1.1
Shire PLC (Bailiwick of Jersey, Pharmaceuticals)	1.2	0.7
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.2	1.2
Astellas Pharma, Inc. (Japan, Pharmaceuticals)	1.2	1.4
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.2	1.7
	13.9
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	20.7
Consumer Discretionary	16.9	12.9
Health Care	13.2	14.9
Industrials	10.9	10.4
Information Technology	9.7	10.7
Consumer Staples	9.5	10.7
Energy	5.0	5.6
Telecommunication Services	4.7	3.9
Materials	3.0	4.7
Utilities	0.0	0.2

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
Australia - 2.8%
Ansell Ltd.	1,612,927	$ 33,301
Australia & New Zealand Banking Group Ltd.	4,953,894	133,250
Flight Centre Travel Group Ltd. (e)	689,216	23,687
G8 Education Ltd.	5,981,135	17,087
Greencross Ltd.	1,142,925	6,015
Mantra Group Ltd.	4,854,891	13,831
Ramsay Health Care Ltd.	1,182,323	58,561
Spotless Group Holdings Ltd.	18,819,178	33,955
TOTAL AUSTRALIA		319,687
Austria - 0.2%
Andritz AG	451,400	26,428
Bailiwick of Jersey - 2.2%
MySale Group PLC (f)	8,497,500	7,138
Regus PLC	3,257,200	12,440
Shire PLC	1,685,700	136,986
Wolseley PLC	1,550,506	91,704
TOTAL BAILIWICK OF JERSEY		248,268
Belgium - 2.7%
Anheuser-Busch InBev SA NV	1,469,427	178,900
KBC Groep NV	1,863,135	122,582
TOTAL BELGIUM		301,482
Bermuda - 1.3%
BW Offshore Ltd.	8,614,100	6,417
Haier Electronics Group Co. Ltd.	3,532,000	10,185
PAX Global Technology Ltd. (a)(f)	66,564,000	97,048
Travelport Worldwide Ltd. (e)	1,916,100	30,332
TOTAL BERMUDA		143,982
Canada - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	793,600	30,376
Constellation Software, Inc.	234,700	92,013
Constellation Software, Inc. rights 9/15/15 (a)	126,600	38
Imperial Oil Ltd.	948,600	41,812
Potash Corp. of Saskatchewan, Inc.	806,500	26,337
PrairieSky Royalty Ltd. (e)	1,517,200	41,662
Suncor Energy, Inc.	686,700	22,363
TransForce, Inc.	1,400,200	31,625
TOTAL CANADA		286,226
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 0.8%
Alibaba Group Holding Ltd. sponsored ADR	389,200	$ 31,638
Lee's Pharmaceutical Holdings Ltd.	6,839,164	12,689
Value Partners Group Ltd.	4,147,000	7,705
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	834,100	36,008
TOTAL CAYMAN ISLANDS		88,040
China - 1.0%
Daqin Railway Co. Ltd. (A Shares)	3,501,299	7,886
Inner Mongoli Yili Industries Co. Ltd.	6,396,900	37,601
Jiangsu Hengrui Medicine Co. Ltd.	4,282,672	39,362
Kweichow Moutai Co. Ltd.	603,257	24,531
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	949,195	4,384
TOTAL CHINA		113,764
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	525,230	176
Denmark - 1.3%
Novo Nordisk A/S Series B	2,235,045	125,477
Vestas Wind Systems A/S	566,700	25,704
TOTAL DENMARK		151,181
Egypt - 0.0%
Edita Food Industries SAE GDR (a)(g)	144,300	2,276
Finland - 0.7%
Sampo Oyj (A Shares)	1,692,000	81,985
France - 8.0%
Accor SA	1,604,000	87,955
Air Liquide SA	433,200	56,654
AXA SA	3,052,600	77,188
BNP Paribas SA	734,700	46,397
Cap Gemini SA	423,800	37,759
Havas SA	4,890,444	40,790
Ingenico SA	413,042	51,825
Numericable Group SA (a)	523,628	29,072
Rexel SA	1,277,682	24,080
Safran SA	620,600	45,346
Schneider Electric SA (e)	719,200	53,759
Sodexo SA (a)	437,900	44,311
SR Teleperformance SA	294,600	22,114
Total SA	3,691,328	199,888
Common Stocks - continued
	Shares	Value (000s)
France - continued
Unibail-Rodamco	158,900	$ 43,874
Zodiac Aerospace	1,164,500	42,764
TOTAL FRANCE		903,776
Germany - 5.3%
Aareal Bank AG	1,035,858	44,554
Bayer AG	521,600	75,075
Beiersdorf AG	246,600	21,451
Continental AG (e)	302,200	70,822
Deutsche Annington Immobilien SE	811,100	27,225
Deutsche Boerse AG	447,994	37,123
Deutsche Telekom AG	3,291,900	60,507
Fresenius SE & Co. KGaA	476,000	28,319
GEA Group AG	1,037,298	49,817
KION Group AG	1,390,449	61,687
LEG Immobilien AG	801,599	62,194
ProSiebenSat.1 Media AG	1,188,200	60,749
TOTAL GERMANY		599,523
Hong Kong - 2.7%
AIA Group Ltd.	21,447,600	143,343
Hutchison Whampoa Ltd.	1,867,000	27,509
Techtronic Industries Co. Ltd.	39,340,000	139,837
TOTAL HONG KONG		310,689
India - 3.6%
Bharti Infratel Ltd.	12,744,464	80,481
Edelweiss Financial Services Ltd.	17,834,964	17,358
HDFC Bank Ltd. sponsored ADR	173,200	9,845
Housing Development Finance Corp. Ltd.	7,411,989	136,465
Info Edge India Ltd.	1,562,180	18,905
Lupin Ltd.	1,984,895	55,365
Sun Pharmaceutical Industries Ltd. (a)	1,842,993	27,228
The Jammu & Kashmir Bank Ltd.	7,127,060	10,772
Titan Co. Ltd. (a)	2,240,879	13,674
Yes Bank Ltd.	3,138,775	41,462
TOTAL INDIA		411,555
Indonesia - 0.4%
PT Bank Central Asia Tbk	21,403,800	22,250
PT Bank Rakyat Indonesia Tbk	21,344,400	19,142
TOTAL INDONESIA		41,392
Common Stocks - continued
	Shares	Value (000s)
Ireland - 2.2%
Actavis PLC (a)	372,700	$ 105,422
Bank of Ireland (a)	63,040,200	24,122
Glanbia PLC	2,403,800	44,550
James Hardie Industries PLC CDI	607,320	7,022
Kerry Group PLC Class A	1,006,700	74,045
TOTAL IRELAND		255,161
Isle of Man - 0.3%
Optimal Payments PLC (a)	2,162,867	9,829
Optimal Payments PLC rights 5/1/15 (a)	3,462,111	7,350
Playtech Ltd.	942,689	11,843
TOTAL ISLE OF MAN		29,022
Israel - 0.8%
Frutarom Industries Ltd.	1,048,100	44,648
Teva Pharmaceutical Industries Ltd. sponsored ADR	743,700	44,934
TOTAL ISRAEL		89,582
Italy - 2.5%
De Longhi SpA	2,655,300	59,889
Intesa Sanpaolo SpA	17,955,600	60,322
Mediaset SpA	15,540,300	79,871
Telecom Italia SpA (a)	51,275,500	60,519
World Duty Free SpA (a)	2,234,410	24,943
TOTAL ITALY		285,544
Japan - 15.3%
ACOM Co. Ltd. (a)	10,936,600	36,313
Aozora Bank Ltd.	11,154,000	41,721
Astellas Pharma, Inc.	8,582,600	133,637
Coca-Cola Central Japan Co. Ltd.	1,583,700	29,595
Dentsu, Inc.	891,700	41,566
Don Quijote Holdings Co. Ltd.	679,500	51,842
Hitachi Ltd.	6,601,000	45,038
Hoya Corp.	2,455,900	94,653
Japan Exchange Group, Inc.	1,884,900	54,459
Japan Tobacco, Inc.	1,315,200	45,928
KDDI Corp.	5,257,400	124,402
Keyence Corp.	149,860	80,003
Misumi Group, Inc.	778,900	29,231
Mitsubishi UFJ Financial Group, Inc.	18,592,100	132,085
Monex Group, Inc.	5,088,600	13,830
NEC Corp.	25,444,000	84,652
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nidec Corp.	567,300	$ 42,437
Olympus Corp. (a)	1,488,000	53,583
OMRON Corp.	1,406,700	64,593
ORIX Corp.	6,605,900	101,588
Rakuten, Inc.	4,009,500	70,048
Sanken Electric Co. Ltd.	2,738,000	20,938
Seven Bank Ltd.	10,972,000	59,116
SoftBank Corp.	731,300	45,714
Sony Corp.	1,945,700	58,822
Sundrug Co. Ltd.	818,400	41,069
Toshiba Plant Systems & Services Corp.	1,756,200	24,418
Tsuruha Holdings, Inc.	1,058,500	76,772
United Arrows Ltd.	747,900	23,015
VT Holdings Co. Ltd.	3,932,700	19,733
TOTAL JAPAN		1,740,801
Korea (South) - 0.3%
Samsung Electronics Co. Ltd.	25,699	33,641
Luxembourg - 1.0%
Altice SA (a)	388,100	41,039
Eurofins Scientific SA	42,400	11,943
Grand City Properties SA (a)	3,029,362	57,420
TOTAL LUXEMBOURG		110,402
Marshall Islands - 0.1%
Hoegh LNG Partners LP (f)	722,555	15,679
Netherlands - 4.6%
AerCap Holdings NV (a)	1,626,000	75,902
Arcadis NV	1,216,600	38,510
ASML Holding NV (Netherlands)	518,100	55,754
IMCD Group BV	1,885,700	70,271
ING Groep NV (Certificaten Van Aandelen)	5,781,300	88,694
Mobileye NV (a)(e)	527,800	23,677
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,902,900	170,247
TOTAL NETHERLANDS		523,055
New Zealand - 0.7%
EBOS Group Ltd.	4,530,317	32,952
Ryman Healthcare Group Ltd.	7,248,326	45,088
TOTAL NEW ZEALAND		78,040
Common Stocks - continued
	Shares	Value (000s)
Philippines - 0.7%
Alliance Global Group, Inc.	77,113,366	$ 43,902
SM Investments Corp.	1,667,240	33,651
TOTAL PHILIPPINES		77,553
South Africa - 1.0%
EOH Holdings Ltd.	2,491,100	33,818
Naspers Ltd. Class N	526,200	82,760
TOTAL SOUTH AFRICA		116,578
Spain - 1.9%
Amadeus IT Holding SA Class A	1,743,800	79,486
Atresmedia Corporacion de Medios de Comunicacion SA	1,502,300	24,265
Hispania Activos Inmobiliarios SA (a)	717,100	10,219
Inditex SA	2,342,216	75,160
Mediaset Espana Comunicacion, S.A.	2,214,608	30,018
TOTAL SPAIN		219,148
Sweden - 2.1%
ASSA ABLOY AB (B Shares)	1,406,300	81,585
HEXPOL AB (B Shares)	301,400	32,298
Nordea Bank AB	5,883,200	74,747
Svenska Handelsbanken AB (A Shares)	1,006,500	46,459
TOTAL SWEDEN		235,089
Switzerland - 5.5%
Clariant AG (Reg.)	1,544,220	33,903
GAM Holding Ltd.	1,427,019	32,195
Julius Baer Group Ltd.	964,400	50,477
Lonza Group AG	333,205	47,112
Novartis AG	1,945,814	198,613
Partners Group Holding AG	228,066	71,484
Schindler Holding AG (participation certificate)	184,089	31,142
Sonova Holding AG Class B	211,990	29,287
UBS Group AG	6,560,761	131,067
TOTAL SWITZERLAND		625,280
Taiwan - 0.8%
ECLAT Textile Co. Ltd.	94,607	1,273
JHL Biotech, Inc. (j)	2,497,780	9,342
Merida Industry Co. Ltd.	4,995,900	37,519
Taiwan Semiconductor Manufacturing Co. Ltd.	9,722,000	46,804
TOTAL TAIWAN		94,938
Common Stocks - continued
	Shares	Value (000s)
Turkey - 0.1%
Logo Yazilim Sanayi Ve Ticar	1,115,318	$ 10,370
United Kingdom - 18.0%
AA PLC	3,890,387	24,866
Aberdeen Asset Management PLC	5,923,432	43,013
Al Noor Hospitals Group PLC	2,465,900	33,964
Associated British Foods PLC	784,200	34,237
Aviva PLC	6,681,600	53,757
B&M European Value Retail S.A.	7,416,304	34,327
BG Group PLC	4,055,820	73,465
British American Tobacco PLC (United Kingdom)	812,200	44,625
BT Group PLC	6,228,900	43,444
BTG PLC (a)	1,743,600	19,239
Bunzl PLC	2,107,500	59,257
Diploma PLC	2,348,500	28,807
Essentra PLC	2,165,600	31,790
Hikma Pharmaceuticals PLC	2,643,337	82,663
Howden Joinery Group PLC	8,121,200	57,813
HSBC Holdings PLC (United Kingdom)	4,811,700	48,067
Imperial Tobacco Group PLC	1,099,350	53,682
ITE Group PLC	2,300,600	6,606
ITV PLC	22,252,800	86,397
Johnson Matthey PLC	921,200	47,100
Liberty Global PLC Class A (a)	671,900	35,033
Lloyds Banking Group PLC	70,794,100	83,840
London Stock Exchange Group PLC	2,807,936	109,300
Meggitt PLC	3,347,100	27,049
Melrose PLC	11,047,678	44,831
Next PLC	768,144	86,363
Persimmon PLC	1,492,600	38,754
Poundland Group PLC	4,740,612	22,677
Reckitt Benckiser Group PLC	767,000	68,266
Rex Bionics PLC (a)(f)	1,317,442	1,263
Rio Tinto PLC	1,169,300	52,327
Royal Dutch Shell PLC Class A (United Kingdom)	2,738,800	86,355
SABMiller PLC	1,076,800	56,998
Schroders PLC	491,800	24,392
Shawbrook Group Ltd.	7,784,442	36,738
Spirax-Sarco Engineering PLC	568,200	29,412
St. James's Place Capital PLC	5,520,000	75,297
Taylor Wimpey PLC	11,898,900	30,213
The Restaurant Group PLC	1,974,900	20,524
Virgin Money Holdings Uk PLC (a)	5,965,800	36,076
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Vodafone Group PLC	31,931,596	$ 112,502
Whitbread PLC	707,723	56,830
Workspace Group PLC	659,100	8,510
TOTAL UNITED KINGDOM		2,050,669
United States of America - 2.7%
Chevron Corp.	691,800	76,831
Constellation Brands, Inc. Class A (sub. vtg.) (a)	632,700	73,355
McGraw Hill Financial, Inc.	672,900	70,183
Monster Beverage Corp. (a)	82,500	11,312
Visa, Inc. Class A	1,174,500	77,576
TOTAL UNITED STATES OF AMERICA		309,257
TOTAL COMMON STOCKS (Cost $9,169,054)		10,930,239
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
Meituan Corp. Series D (j)	2,979,122	22,046
Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%
Henkel AG & Co. KGaA	97,576	11,334
Volkswagen AG (e)	439,300	113,096
TOTAL GERMANY		124,430
TOTAL PREFERRED STOCKS (Cost $123,294)		146,476
Government Obligations - 0.1%
		Principal Amount (000s) (d)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 5/7/15 to 5/14/15 (i) (Cost $7,710)		$ 7,710	7,710
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
Ireland - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $13,883)	EUR	9,040	$ 10,860
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	224,207,828	224,208
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	178,389,923	178,390
TOTAL MONEY MARKET FUNDS (Cost $402,598)		402,598
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $9,716,539)		11,497,883
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(121,522)
NET ASSETS - 100%		$ 11,376,361
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,033 CME Nikkei 225 Index Contracts (United States)	June 2015	$ 197,608	$ 5,906
The face value of futures purchased as a percentage of net assets is 1.7%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $256,259,000.
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,136,000 or 0.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,496,000.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,387,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
JHL Biotech, Inc.	4/14/15	$ 9,342
Meituan Corp. Series D	1/26/15	$ 18,833
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 343
Fidelity Securities Lending Cash Central Fund	1,811
Total	$ 2,154
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$ 12,426	$ 2,837	$ 130	$ 271	$ 15,679
MySale Group PLC	26,053	-	61	-	7,138
PAX Global Technology Ltd.	71,203	795	600	-	97,048
Rex Bionics PLC	3,518	-	12	-	1,263
Total	$ 113,200	$ 3,632	$ 803	$ 271	$ 121,128

* Includes the value of securities delivered through in-kind transactions.

Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,945,794	$ 391,544	$ 1,554,250	$ -
Consumer Staples	1,089,606	181,559	908,047	-
Energy	564,472	198,347	366,125	-
Financials	2,760,381	611,775	2,148,606	-
Health Care	1,483,428	496,925	977,161	9,342
Industrials	1,264,135	254,430	987,659	22,046
Information Technology	1,109,251	418,724	690,527	-
Materials	332,079	78,007	254,072	-
Telecommunication Services	527,569	80,481	447,088	-
Government Obligations	7,710	-	7,710	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Preferred Securities	$ 10,860	$ -	$ 10,860	$ -
Money Market Funds	402,598	402,598	-	-
Total Investments in Securities:	$ 11,497,883	$ 3,114,390	$ 8,352,105	$ 31,388
Derivative Instruments:
Assets
Futures Contracts	$ 5,906	$ 5,906	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period endedApril 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 3,100,351
Level 2 to Level 1	$ 1,239,771
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 5,906	$ -
Total Value of Derivatives	$ 5,906	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $169,755) - See accompanying schedule: Unaffiliated issuers (cost $9,224,668)	$ 10,974,157
Fidelity Central Funds (cost $402,598)	402,598
Other affiliated issuers (cost $89,273)	121,128
Total Investments (cost $9,716,539)		$ 11,497,883
Foreign currency held at value (cost $4,728)		4,727
Receivable for investments sold		103,453
Receivable for fund shares sold		6,561
Dividends receivable		38,594
Distributions receivable from Fidelity Central Funds		439
Prepaid expenses		9
Other receivables		3,682
Total assets		11,655,348

Liabilities
Payable for investments purchased	$ 67,420
Payable for fund shares redeemed	15,030
Accrued management fee	6,812
Distribution and service plan fees payable	117
Payable for daily variation margin for derivative instruments	4,015
Other affiliated payables	1,583
Other payables and accrued expenses	5,620
Collateral on securities loaned, at value	178,390
Total liabilities		278,987

Net Assets		$ 11,376,361
Net Assets consist of:
Paid in capital		$ 9,592,918
Undistributed net investment income		43,731
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(41,397)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,781,109
Net Assets		$ 11,376,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($304,057.33 ÷ 7,381.512 shares)	$ 41.19

Maximum offering price per share (100/94.25 of $41.19)	$ 43.70
Class T: Net Asset Value and redemption price per share ($46,880.10 ÷ 1,144.698 shares)	$ 40.95

Maximum offering price per share (100/96.50 of $40.95)	$ 42.44
Class B: Net Asset Value and offering price per share ($3,368.75 ÷ 82.673 shares)A	$ 40.75

Class C: Net Asset Value and offering price per share ($36,977.48 ÷ 909.094 shares)A	$ 40.68

International Discovery: Net Asset Value, offering price and redemption price per share ($7,509,970.46 ÷ 181,122.244 shares)	$ 41.46

Class K: Net Asset Value, offering price and redemption price per share ($2,535,160.10 ÷ 61,270.682 shares)	$ 41.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($899,960.61 ÷ 21,750.815 shares)	$ 41.38

Class Z: Net Asset Value, offering price and redemption price per share ($39,986.32 ÷ 966.930 shares)	$ 41.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends (including $271 earned from other affiliated issuers)		$ 109,955
Interest		88
Income from Fidelity Central Funds		2,154
Income before foreign taxes withheld		112,197
Less foreign taxes withheld		(8,638)
Total income		103,559

Expenses
Management fee Basic fee	$ 37,314
Performance adjustment	5,579
Transfer agent fees	8,374
Distribution and service plan fees	677
Accounting and security lending fees	918
Custodian fees and expenses	822
Independent trustees' compensation	22
Registration fees	155
Audit	73
Legal	17
Miscellaneous	57
Total expenses before reductions	54,008
Expense reductions	(160)	53,848
Net investment income (loss)		49,711
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	196,685
Other affiliated issuers	88
Foreign currency transactions	(2,546)
Futures contracts	42,556
Total net realized gain (loss)		236,783
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,662)	482,281
Assets and liabilities in foreign currencies	739
Futures contracts	(18,692)
Total change in net unrealized appreciation (depreciation)		464,328
Net gain (loss)		701,111
Net increase (decrease) in net assets resulting from operations		$ 750,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,711	$ 199,098
Net realized gain (loss)	236,783	758,004
Change in net unrealized appreciation (depreciation)	464,328	(958,756)
Net increase (decrease) in net assets resulting from operations	750,822	(1,654)
Distributions to shareholders from net investment income	(74,589)	(136,326)
Distributions to shareholders from net realized gain	-	(88,586)
Total distributions	(74,589)	(224,912)
Share transactions - net increase (decrease)	(298,467)	(69,908)
Redemption fees	44	139
Total increase (decrease) in net assets	377,810	(296,335)

Net Assets
Beginning of period	10,998,551	11,294,886
End of period (including undistributed net investment income of $43,731 and undistributed net investment income of $68,609, respectively)	$ 11,376,361	$ 10,998,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.70	$ 39.49	$ 31.66	$ 29.43	$ 32.07	$ 28.57
Income from Investment Operations
Net investment income (loss) E	.11	.53H	.34	.41	.42	.31
Net realized and unrealized gain (loss)	2.49	(.67)	7.97	2.11	(2.52)	3.51
Total from investment operations	2.60	(.14)	8.31	2.52	(2.10)	3.82
Distributions from net investment income	(.11)	(.33)	(.45)	(.29)	(.38)	(.28)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.11)	(.65) L	(.48)	(.29)	(.54)	(.32)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 41.19	$ 38.70	$ 39.49	$ 31.66	$ 29.43	$ 32.07
Total ReturnB, C, D	6.74%	(.36)%	26.59%	8.70%	(6.71)%	13.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33%A	1.28%	1.35%	1.34%	1.30%	1.33%
Expenses net of fee waivers, if any	1.33%A	1.28%	1.35%	1.34%	1.29%	1.33%
Expenses net of all reductions	1.33%A	1.28%	1.33%	1.31%	1.25%	1.28%
Net investment income (loss)	.54%A	1.35%H	.97%	1.41%	1.31%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$ 304	$ 297	$ 347	$ 299	$ 320	$ 392
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind. L Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.43	$ 39.23	$ 31.42	$ 29.18	$ 31.81	$ 28.35
Income from Investment Operations
Net investment income (loss) E	.06	.44H	.26	.34	.34	.23
Net realized and unrealized gain (loss)	2.48	(.68)	7.92	2.09	(2.51)	3.48
Total from investment operations	2.54	(.24)	8.18	2.43	(2.17)	3.71
Distributions from net investment income	(.02)	(.25)	(.34)	(.19)	(.30)	(.21)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.02)	(.56)	(.37)	(.19)	(.46)	(.25)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.95	$ 38.43	$ 39.23	$ 31.42	$ 29.18	$ 31.81
Total ReturnB, C, D	6.61%	(.60)%	26.31%	8.41%	(6.96)%	13.14%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57%A	1.51%	1.59%	1.59%	1.56%	1.60%
Expenses net of fee waivers, if any	1.57%A	1.51%	1.59%	1.59%	1.55%	1.60%
Expenses net of all reductions	1.57%A	1.51%	1.57%	1.56%	1.51%	1.56%
Net investment income (loss)	.30%A	1.11%H	.73%	1.16%	1.05%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 49	$ 53	$ 46	$ 61	$ 92
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.32	$ 39.08	$ 31.28	$ 29.02	$ 31.60	$ 28.18
Income from Investment Operations
Net investment income (loss) E	(.05)	.22H	.08	.19	.17	.08
Net realized and unrealized gain (loss)	2.48	(.66)	7.90	2.09	(2.48)	3.44
Total from investment operations	2.43	(.44)	7.98	2.28	(2.31)	3.52
Distributions from net investment income	-	(.01)	(.15)	(.02)	(.12)	(.06)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	-	(.32)	(.18)	(.02)	(.27) L	(.10)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.75	$ 38.32	$ 39.08	$ 31.28	$ 29.02	$ 31.60
Total ReturnB, C, D	6.34%	(1.12)%	25.64%	7.85%	(7.39)%	12.52%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11%A	2.06%	2.10%	2.09%	2.06%	2.12%
Expenses net of fee waivers, if any	2.11%A	2.06%	2.10%	2.09%	2.06%	2.12%
Expenses net of all reductions	2.11%A	2.05%	2.08%	2.06%	2.02%	2.08%
Net investment income (loss)	(.24)%A	.57%H	.22%	.66%	.54%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 5	$ 7	$ 8	$ 10	$ 14
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind. L Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.25	$ 39.07	$ 31.32	$ 29.08	$ 31.68	$ 28.23
Income from Investment Operations
Net investment income (loss) E	(.04)	.23H	.08	.19	.18	.09
Net realized and unrealized gain (loss)	2.47	(.66)	7.90	2.09	(2.49)	3.45
Total from investment operations	2.43	(.43)	7.98	2.28	(2.31)	3.54
Distributions from net investment income	-	(.08)	(.20)	(.04)	(.14)	(.05)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	-	(.39)	(.23)	(.04)	(.29) L	(.09)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.68	$ 38.25	$ 39.07	$ 31.32	$ 29.08	$ 31.68
Total ReturnB, C, D	6.35%	(1.10)%	25.65%	7.86%	(7.37)%	12.54%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08%A	2.03%	2.10%	2.09%	2.05%	2.09%
Expenses net of fee waivers, if any	2.08%A	2.03%	2.09%	2.09%	2.04%	2.09%
Expenses net of all reductions	2.08%A	2.02%	2.07%	2.06%	2.00%	2.05%
Net investment income (loss)	(.21)%A	.60%H	.23%	.66%	.56%	.30%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 35	$ 36	$ 30	$ 33	$ 44
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind. L Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 39.03	$ 39.82	$ 31.91	$ 29.69	$ 32.34	$ 28.79
Income from Investment Operations
Net investment income (loss) D	.17	.67G	.47	.51	.53	.40
Net realized and unrealized gain (loss)	2.52	(.68)	8.02	2.12	(2.54)	3.54
Total from investment operations	2.69	(.01)	8.49	2.63	(2.01)	3.94
Distributions from net investment income	(.26)	(.47)	(.55)	(.41)	(.48)	(.35)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.26)	(.78)	(.58)	(.41)	(.64)	(.39)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 41.46	$ 39.03	$ 39.82	$ 31.91	$ 29.69	$ 32.34
Total ReturnB, C	6.92%	(.01)%	27.03%	9.03%	(6.39)%	13.76%
Ratios to Average Net Assets E, H
Expenses before reductions	.99%A	.93%	1.00%	1.01%	.97%	1.05%
Expenses net of fee waivers, if any	.99%A	.93%	1.00%	1.01%	.96%	1.05%
Expenses net of all reductions	.98%A	.93%	.98%	.98%	.92%	1.00%
Net investment income (loss)	.88%A	1.69%G	1.32%	1.73%	1.64%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 7,510	$ 7,464	$ 7,800	$ 5,965	$ 6,806	$ 8,133
Portfolio turnover rateF	73% A,J	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.97	$ 39.76	$ 31.87	$ 29.66	$ 32.32	$ 28.78
Income from Investment Operations
Net investment income (loss) D	.20	.72G	.52	.57	.58	.46
Net realized and unrealized gain (loss)	2.52	(.67)	8.01	2.11	(2.54)	3.53
Total from investment operations	2.72	.05	8.53	2.68	(1.96)	3.99
Distributions from net investment income	(.31)	(.53)	(.61)	(.47)	(.55)	(.41)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.31)	(.84)	(.64)	(.47)	(.70) K	(.45)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 41.38	$ 38.97	$ 39.76	$ 31.87	$ 29.66	$ 32.32
Total ReturnB, C	7.03%	.13%	27.23%	9.24%	(6.24)%	13.96%
Ratios to Average Net Assets E, H
Expenses before reductions	.86%A	.80%	.85%	.83%	.80%	.84%
Expenses net of fee waivers, if any	.86%A	.80%	.85%	.83%	.79%	.84%
Expenses net of all reductions	.85%A	.79%	.83%	.80%	.75%	.79%
Net investment income (loss)	1.01%A	1.83%G	1.47%	1.91%	1.81%	1.55%
Supplemental Data
Net assets, end of period (in millions)	$ 2,535	$ 2,464	$ 2,576	$ 1,776	$ 1,245	$ 1,078
Portfolio turnover rateF	73% A,J	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind. K Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 39.76	$ 31.87	$ 29.65	$ 32.31	$ 28.77
Income from Investment Operations
Net investment income (loss) D	.17	.67G	.47	.52	.54	.41
Net realized and unrealized gain (loss)	2.51	(.68)	8.01	2.11	(2.55)	3.55
Total from investment operations	2.68	(.01)	8.48	2.63	(2.01)	3.96
Distributions from net investment income	(.26)	(.48)	(.56)	(.41)	(.50)	(.38)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.26)	(.79)	(.59)	(.41)	(.65) K	(.42)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 41.38	$ 38.96	$ 39.76	$ 31.87	$ 29.65	$ 32.31
Total ReturnB, C	6.93%	(.01)%	27.03%	9.07%	(6.39)%	13.84%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00%A	.93%	1.00%	1.00%	.95%	.99%
Expenses net of fee waivers, if any	1.00%A	.93%	1.00%	1.00%	.94%	.99%
Expenses net of all reductions	.99%A	.93%	.97%	.97%	.90%	.95%
Net investment income (loss)	.87%A	1.69%G	1.33%	1.75%	1.66%	1.40%
Supplemental Data
Net assets, end of period (in millions)	$ 900	$ 650	$ 476	$ 294	$ 278	$ 319
Portfolio turnover rateF	73% A,J	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 39.77	$ 37.22
Income from Investment Operations
Net investment income (loss) D	.20	.72G	.07
Net realized and unrealized gain (loss)	2.51	(.68)	2.48
Total from investment operations	2.71	.04	2.55
Distributions from net investment income	(.32)	(.54)	-
Distributions from net realized gain	-	(.31)	-
Total distributions	(.32)	(.85)	-
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 41.35	$ 38.96	$ 39.77
Total ReturnB, C	7.00%	.12%	6.85%
Ratios to Average Net Assets E, I
Expenses before reductions	.86%A	.80%	.85%A
Expenses net of fee waivers, if any	.86%A	.80%	.85%A
Expenses net of all reductions	.85%A	.79%	.83%A
Net investment income (loss)	1.01%A	1.83%G	.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,986	$ 35,125	$ 107
Portfolio turnover rate F	73% A, K	57%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. H For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,018,808
Gross unrealized depreciation	(238,932)
Net unrealized appreciation (depreciation) on securities	$ 1,779,876

Tax cost	$ 9,718,007

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (227,245)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $42,556 and a change in net unrealized appreciation (depreciation) of $(18,692) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,937,889 and $3,850,750, respectively.

Redemptions In-Kind. During the period, 2,460 shares of the Fund held by unaffiliated entities were redeemed for cash and investments, including accrued interest with a value of $92,600. The net realized gain of $15,499 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 366	$ 7
Class T	.25%	.25%	116	2
Class B	.75%	.25%	20	15
Class C	.75%	.25%	175	20
			$ 677	$ 44

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28
Class T	4
Class B*	1
Class C*	2
$ 35

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 395.27
Class T	60.26
Class B	6.30
Class C	47.27
International Discovery	6,558.18
Class K	578.05
Institutional Class	722.19
Class Z	8.05
	$ 8,374

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the

Semiannual Report

7. Committed Line of Credit - continued

Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,811. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $155 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Discovery expenses during the period in the amount of $5.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 864	$ 2,857
Class T	23	344
Class B	-	2
Class C	-	79
International Discovery	49,040	93,065
Class K	19,835	33,983
Institutional Class	4,544	5,936
Class Z	283	60
Total	$ 74,589	$ 136,326
From net realized gain
Class A	$ -	$ 2,660
Class T	-	423
Class B	-	52
Class C	-	295
International Discovery	-	61,190
Class K	-	20,093
Institutional Class	-	3,838
Class Z	-	35
Total	$ -	$ 88,586

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	692	1,382	$ 27,272	$ 54,489
Reinvestment of distributions	22	137	843	5,280
Shares redeemed	(1,000)	(2,632)	(38,846)	(104,067)
Net increase (decrease)	(286)	(1,113)	$ (10,731)	$ (44,298)
Class T
Shares sold	96	200	$ 3,756	$ 7,804
Reinvestment of distributions	1	19	23	736
Shares redeemed	(215)	(311)	(8,359)	(12,118)
Net increase (decrease)	(118)	(92)	$ (4,580)	$ (3,578)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class B
Shares sold	1	6	$ 22	$ 233
Reinvestment of distributions	-	1	-	51
Shares redeemed	(38)	(58)	(1,494)	(2,266)
Net increase (decrease)	(37)	(51)	$ (1,472)	$ (1,982)
Class C
Shares sold	104	232	$ 4,070	$ 9,059
Reinvestment of distributions	-	9	-	337
Shares redeemed	(119)	(250)	(4,612)	(9,726)
Net increase (decrease)	(15)	(9)	$ (542)	$ (330)
International Discovery
Shares sold	10,812	28,809	$ 425,239	$ 1,144,588
Reinvestment of distributions	1,199	3,813	46,913	148,138
Shares redeemed	(22,134)	(37,231)	(877,914)	(1,476,965)
Net increase (decrease)	(10,123)	(4,609)	$ (405,762)	$ (184,239)
Class K
Shares sold	8,328	15,775	$ 327,029	$ 628,261
Reinvestment of distributions	508	1,396	19,835	54,076
Shares redeemed	(10,794)A	(18,729)	(420,246)A	(741,205)
Net increase (decrease)	(1,958)	(1,558)	$ (73,382)	$ (58,868)
Institutional Class
Shares sold	7,532	10,468	$ 291,604	$ 410,346
Reinvestment of distributions	33	91	1,286	3,529
Shares redeemed	(2,496)	(5,852)	(97,614)	(225,868)
Net increase (decrease)	5,069	4,707	$ 195,276	$ 188,007
Class Z
Shares sold	153	993	$ 6,173	$ 39,070
Reinvestment of distributions	7	2	283	95
Shares redeemed	(95)	(96)	(3,730)	(3,785)
Net increase (decrease)	65	899	$ 2,726	$ 35,380

A Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AIDZ-USAN-0615
1.9585033.101

Fidelity®

International Discovery

Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.33%
Actual		$ 1,000.00	$ 1,067.40	$ 6.82
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class T	1.57%
Actual		$ 1,000.00	$ 1,066.10	$ 8.04
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class B	2.11%
Actual		$ 1,000.00	$ 1,063.40	$ 10.79
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.08%
Actual		$ 1,000.00	$ 1,063.50	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,014.48	$ 10.39
International Discovery	.99%
Actual		$ 1,000.00	$ 1,069.20	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Class K	.86%
Actual		$ 1,000.00	$ 1,070.30	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,069.30	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class Z	.86%
Actual		$ 1,000.00	$ 1,070.00	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom 18.0%
Japan 15.3%
France 8.0%
Germany 6.4%
Switzerland 5.5%
United States of America* 5.2%
Netherlands 4.6%
India 3.6%
Australia 2.8%
Other 30.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Japan 17.1%
United Kingdom 14.9%
United States of America* 9.2%
Germany 6.7%
Switzerland 6.0%
France 5.1%
Australia 4.3%
Sweden 4.1%
India 3.2%
Other 29.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.1	97.5
Other Investments	0.1	0.1
Short-Term Investments and Net Other Assets (Liabilities)	0.8	2.4
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	1.8	1.9
Novartis AG (Switzerland, Pharmaceuticals)	1.7	0.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.6	1.2
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Food Products)	1.5	0.0
AIA Group Ltd. (Hong Kong, Insurance)	1.3	1.1
Techtronic Industries Co. Ltd. (Hong Kong, Household Durables)	1.2	1.1
Shire PLC (Bailiwick of Jersey, Pharmaceuticals)	1.2	0.7
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.2	1.2
Astellas Pharma, Inc. (Japan, Pharmaceuticals)	1.2	1.4
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.2	1.7
	13.9
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	20.7
Consumer Discretionary	16.9	12.9
Health Care	13.2	14.9
Industrials	10.9	10.4
Information Technology	9.7	10.7
Consumer Staples	9.5	10.7
Energy	5.0	5.6
Telecommunication Services	4.7	3.9
Materials	3.0	4.7
Utilities	0.0	0.2

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
Australia - 2.8%
Ansell Ltd.	1,612,927	$ 33,301
Australia & New Zealand Banking Group Ltd.	4,953,894	133,250
Flight Centre Travel Group Ltd. (e)	689,216	23,687
G8 Education Ltd.	5,981,135	17,087
Greencross Ltd.	1,142,925	6,015
Mantra Group Ltd.	4,854,891	13,831
Ramsay Health Care Ltd.	1,182,323	58,561
Spotless Group Holdings Ltd.	18,819,178	33,955
TOTAL AUSTRALIA		319,687
Austria - 0.2%
Andritz AG	451,400	26,428
Bailiwick of Jersey - 2.2%
MySale Group PLC (f)	8,497,500	7,138
Regus PLC	3,257,200	12,440
Shire PLC	1,685,700	136,986
Wolseley PLC	1,550,506	91,704
TOTAL BAILIWICK OF JERSEY		248,268
Belgium - 2.7%
Anheuser-Busch InBev SA NV	1,469,427	178,900
KBC Groep NV	1,863,135	122,582
TOTAL BELGIUM		301,482
Bermuda - 1.3%
BW Offshore Ltd.	8,614,100	6,417
Haier Electronics Group Co. Ltd.	3,532,000	10,185
PAX Global Technology Ltd. (a)(f)	66,564,000	97,048
Travelport Worldwide Ltd. (e)	1,916,100	30,332
TOTAL BERMUDA		143,982
Canada - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	793,600	30,376
Constellation Software, Inc.	234,700	92,013
Constellation Software, Inc. rights 9/15/15 (a)	126,600	38
Imperial Oil Ltd.	948,600	41,812
Potash Corp. of Saskatchewan, Inc.	806,500	26,337
PrairieSky Royalty Ltd. (e)	1,517,200	41,662
Suncor Energy, Inc.	686,700	22,363
TransForce, Inc.	1,400,200	31,625
TOTAL CANADA		286,226
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 0.8%
Alibaba Group Holding Ltd. sponsored ADR	389,200	$ 31,638
Lee's Pharmaceutical Holdings Ltd.	6,839,164	12,689
Value Partners Group Ltd.	4,147,000	7,705
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	834,100	36,008
TOTAL CAYMAN ISLANDS		88,040
China - 1.0%
Daqin Railway Co. Ltd. (A Shares)	3,501,299	7,886
Inner Mongoli Yili Industries Co. Ltd.	6,396,900	37,601
Jiangsu Hengrui Medicine Co. Ltd.	4,282,672	39,362
Kweichow Moutai Co. Ltd.	603,257	24,531
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	949,195	4,384
TOTAL CHINA		113,764
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	525,230	176
Denmark - 1.3%
Novo Nordisk A/S Series B	2,235,045	125,477
Vestas Wind Systems A/S	566,700	25,704
TOTAL DENMARK		151,181
Egypt - 0.0%
Edita Food Industries SAE GDR (a)(g)	144,300	2,276
Finland - 0.7%
Sampo Oyj (A Shares)	1,692,000	81,985
France - 8.0%
Accor SA	1,604,000	87,955
Air Liquide SA	433,200	56,654
AXA SA	3,052,600	77,188
BNP Paribas SA	734,700	46,397
Cap Gemini SA	423,800	37,759
Havas SA	4,890,444	40,790
Ingenico SA	413,042	51,825
Numericable Group SA (a)	523,628	29,072
Rexel SA	1,277,682	24,080
Safran SA	620,600	45,346
Schneider Electric SA (e)	719,200	53,759
Sodexo SA (a)	437,900	44,311
SR Teleperformance SA	294,600	22,114
Total SA	3,691,328	199,888
Common Stocks - continued
	Shares	Value (000s)
France - continued
Unibail-Rodamco	158,900	$ 43,874
Zodiac Aerospace	1,164,500	42,764
TOTAL FRANCE		903,776
Germany - 5.3%
Aareal Bank AG	1,035,858	44,554
Bayer AG	521,600	75,075
Beiersdorf AG	246,600	21,451
Continental AG (e)	302,200	70,822
Deutsche Annington Immobilien SE	811,100	27,225
Deutsche Boerse AG	447,994	37,123
Deutsche Telekom AG	3,291,900	60,507
Fresenius SE & Co. KGaA	476,000	28,319
GEA Group AG	1,037,298	49,817
KION Group AG	1,390,449	61,687
LEG Immobilien AG	801,599	62,194
ProSiebenSat.1 Media AG	1,188,200	60,749
TOTAL GERMANY		599,523
Hong Kong - 2.7%
AIA Group Ltd.	21,447,600	143,343
Hutchison Whampoa Ltd.	1,867,000	27,509
Techtronic Industries Co. Ltd.	39,340,000	139,837
TOTAL HONG KONG		310,689
India - 3.6%
Bharti Infratel Ltd.	12,744,464	80,481
Edelweiss Financial Services Ltd.	17,834,964	17,358
HDFC Bank Ltd. sponsored ADR	173,200	9,845
Housing Development Finance Corp. Ltd.	7,411,989	136,465
Info Edge India Ltd.	1,562,180	18,905
Lupin Ltd.	1,984,895	55,365
Sun Pharmaceutical Industries Ltd. (a)	1,842,993	27,228
The Jammu & Kashmir Bank Ltd.	7,127,060	10,772
Titan Co. Ltd. (a)	2,240,879	13,674
Yes Bank Ltd.	3,138,775	41,462
TOTAL INDIA		411,555
Indonesia - 0.4%
PT Bank Central Asia Tbk	21,403,800	22,250
PT Bank Rakyat Indonesia Tbk	21,344,400	19,142
TOTAL INDONESIA		41,392
Common Stocks - continued
	Shares	Value (000s)
Ireland - 2.2%
Actavis PLC (a)	372,700	$ 105,422
Bank of Ireland (a)	63,040,200	24,122
Glanbia PLC	2,403,800	44,550
James Hardie Industries PLC CDI	607,320	7,022
Kerry Group PLC Class A	1,006,700	74,045
TOTAL IRELAND		255,161
Isle of Man - 0.3%
Optimal Payments PLC (a)	2,162,867	9,829
Optimal Payments PLC rights 5/1/15 (a)	3,462,111	7,350
Playtech Ltd.	942,689	11,843
TOTAL ISLE OF MAN		29,022
Israel - 0.8%
Frutarom Industries Ltd.	1,048,100	44,648
Teva Pharmaceutical Industries Ltd. sponsored ADR	743,700	44,934
TOTAL ISRAEL		89,582
Italy - 2.5%
De Longhi SpA	2,655,300	59,889
Intesa Sanpaolo SpA	17,955,600	60,322
Mediaset SpA	15,540,300	79,871
Telecom Italia SpA (a)	51,275,500	60,519
World Duty Free SpA (a)	2,234,410	24,943
TOTAL ITALY		285,544
Japan - 15.3%
ACOM Co. Ltd. (a)	10,936,600	36,313
Aozora Bank Ltd.	11,154,000	41,721
Astellas Pharma, Inc.	8,582,600	133,637
Coca-Cola Central Japan Co. Ltd.	1,583,700	29,595
Dentsu, Inc.	891,700	41,566
Don Quijote Holdings Co. Ltd.	679,500	51,842
Hitachi Ltd.	6,601,000	45,038
Hoya Corp.	2,455,900	94,653
Japan Exchange Group, Inc.	1,884,900	54,459
Japan Tobacco, Inc.	1,315,200	45,928
KDDI Corp.	5,257,400	124,402
Keyence Corp.	149,860	80,003
Misumi Group, Inc.	778,900	29,231
Mitsubishi UFJ Financial Group, Inc.	18,592,100	132,085
Monex Group, Inc.	5,088,600	13,830
NEC Corp.	25,444,000	84,652
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nidec Corp.	567,300	$ 42,437
Olympus Corp. (a)	1,488,000	53,583
OMRON Corp.	1,406,700	64,593
ORIX Corp.	6,605,900	101,588
Rakuten, Inc.	4,009,500	70,048
Sanken Electric Co. Ltd.	2,738,000	20,938
Seven Bank Ltd.	10,972,000	59,116
SoftBank Corp.	731,300	45,714
Sony Corp.	1,945,700	58,822
Sundrug Co. Ltd.	818,400	41,069
Toshiba Plant Systems & Services Corp.	1,756,200	24,418
Tsuruha Holdings, Inc.	1,058,500	76,772
United Arrows Ltd.	747,900	23,015
VT Holdings Co. Ltd.	3,932,700	19,733
TOTAL JAPAN		1,740,801
Korea (South) - 0.3%
Samsung Electronics Co. Ltd.	25,699	33,641
Luxembourg - 1.0%
Altice SA (a)	388,100	41,039
Eurofins Scientific SA	42,400	11,943
Grand City Properties SA (a)	3,029,362	57,420
TOTAL LUXEMBOURG		110,402
Marshall Islands - 0.1%
Hoegh LNG Partners LP (f)	722,555	15,679
Netherlands - 4.6%
AerCap Holdings NV (a)	1,626,000	75,902
Arcadis NV	1,216,600	38,510
ASML Holding NV (Netherlands)	518,100	55,754
IMCD Group BV	1,885,700	70,271
ING Groep NV (Certificaten Van Aandelen)	5,781,300	88,694
Mobileye NV (a)(e)	527,800	23,677
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,902,900	170,247
TOTAL NETHERLANDS		523,055
New Zealand - 0.7%
EBOS Group Ltd.	4,530,317	32,952
Ryman Healthcare Group Ltd.	7,248,326	45,088
TOTAL NEW ZEALAND		78,040
Common Stocks - continued
	Shares	Value (000s)
Philippines - 0.7%
Alliance Global Group, Inc.	77,113,366	$ 43,902
SM Investments Corp.	1,667,240	33,651
TOTAL PHILIPPINES		77,553
South Africa - 1.0%
EOH Holdings Ltd.	2,491,100	33,818
Naspers Ltd. Class N	526,200	82,760
TOTAL SOUTH AFRICA		116,578
Spain - 1.9%
Amadeus IT Holding SA Class A	1,743,800	79,486
Atresmedia Corporacion de Medios de Comunicacion SA	1,502,300	24,265
Hispania Activos Inmobiliarios SA (a)	717,100	10,219
Inditex SA	2,342,216	75,160
Mediaset Espana Comunicacion, S.A.	2,214,608	30,018
TOTAL SPAIN		219,148
Sweden - 2.1%
ASSA ABLOY AB (B Shares)	1,406,300	81,585
HEXPOL AB (B Shares)	301,400	32,298
Nordea Bank AB	5,883,200	74,747
Svenska Handelsbanken AB (A Shares)	1,006,500	46,459
TOTAL SWEDEN		235,089
Switzerland - 5.5%
Clariant AG (Reg.)	1,544,220	33,903
GAM Holding Ltd.	1,427,019	32,195
Julius Baer Group Ltd.	964,400	50,477
Lonza Group AG	333,205	47,112
Novartis AG	1,945,814	198,613
Partners Group Holding AG	228,066	71,484
Schindler Holding AG (participation certificate)	184,089	31,142
Sonova Holding AG Class B	211,990	29,287
UBS Group AG	6,560,761	131,067
TOTAL SWITZERLAND		625,280
Taiwan - 0.8%
ECLAT Textile Co. Ltd.	94,607	1,273
JHL Biotech, Inc. (j)	2,497,780	9,342
Merida Industry Co. Ltd.	4,995,900	37,519
Taiwan Semiconductor Manufacturing Co. Ltd.	9,722,000	46,804
TOTAL TAIWAN		94,938
Common Stocks - continued
	Shares	Value (000s)
Turkey - 0.1%
Logo Yazilim Sanayi Ve Ticar	1,115,318	$ 10,370
United Kingdom - 18.0%
AA PLC	3,890,387	24,866
Aberdeen Asset Management PLC	5,923,432	43,013
Al Noor Hospitals Group PLC	2,465,900	33,964
Associated British Foods PLC	784,200	34,237
Aviva PLC	6,681,600	53,757
B&M European Value Retail S.A.	7,416,304	34,327
BG Group PLC	4,055,820	73,465
British American Tobacco PLC (United Kingdom)	812,200	44,625
BT Group PLC	6,228,900	43,444
BTG PLC (a)	1,743,600	19,239
Bunzl PLC	2,107,500	59,257
Diploma PLC	2,348,500	28,807
Essentra PLC	2,165,600	31,790
Hikma Pharmaceuticals PLC	2,643,337	82,663
Howden Joinery Group PLC	8,121,200	57,813
HSBC Holdings PLC (United Kingdom)	4,811,700	48,067
Imperial Tobacco Group PLC	1,099,350	53,682
ITE Group PLC	2,300,600	6,606
ITV PLC	22,252,800	86,397
Johnson Matthey PLC	921,200	47,100
Liberty Global PLC Class A (a)	671,900	35,033
Lloyds Banking Group PLC	70,794,100	83,840
London Stock Exchange Group PLC	2,807,936	109,300
Meggitt PLC	3,347,100	27,049
Melrose PLC	11,047,678	44,831
Next PLC	768,144	86,363
Persimmon PLC	1,492,600	38,754
Poundland Group PLC	4,740,612	22,677
Reckitt Benckiser Group PLC	767,000	68,266
Rex Bionics PLC (a)(f)	1,317,442	1,263
Rio Tinto PLC	1,169,300	52,327
Royal Dutch Shell PLC Class A (United Kingdom)	2,738,800	86,355
SABMiller PLC	1,076,800	56,998
Schroders PLC	491,800	24,392
Shawbrook Group Ltd.	7,784,442	36,738
Spirax-Sarco Engineering PLC	568,200	29,412
St. James's Place Capital PLC	5,520,000	75,297
Taylor Wimpey PLC	11,898,900	30,213
The Restaurant Group PLC	1,974,900	20,524
Virgin Money Holdings Uk PLC (a)	5,965,800	36,076
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Vodafone Group PLC	31,931,596	$ 112,502
Whitbread PLC	707,723	56,830
Workspace Group PLC	659,100	8,510
TOTAL UNITED KINGDOM		2,050,669
United States of America - 2.7%
Chevron Corp.	691,800	76,831
Constellation Brands, Inc. Class A (sub. vtg.) (a)	632,700	73,355
McGraw Hill Financial, Inc.	672,900	70,183
Monster Beverage Corp. (a)	82,500	11,312
Visa, Inc. Class A	1,174,500	77,576
TOTAL UNITED STATES OF AMERICA		309,257
TOTAL COMMON STOCKS (Cost $9,169,054)		10,930,239
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
Meituan Corp. Series D (j)	2,979,122	22,046
Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%
Henkel AG & Co. KGaA	97,576	11,334
Volkswagen AG (e)	439,300	113,096
TOTAL GERMANY		124,430
TOTAL PREFERRED STOCKS (Cost $123,294)		146,476
Government Obligations - 0.1%
		Principal Amount (000s) (d)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 5/7/15 to 5/14/15 (i) (Cost $7,710)		$ 7,710	7,710
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
Ireland - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $13,883)	EUR	9,040	$ 10,860
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	224,207,828	224,208
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	178,389,923	178,390
TOTAL MONEY MARKET FUNDS (Cost $402,598)		402,598
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $9,716,539)		11,497,883
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(121,522)
NET ASSETS - 100%		$ 11,376,361
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,033 CME Nikkei 225 Index Contracts (United States)	June 2015	$ 197,608	$ 5,906
The face value of futures purchased as a percentage of net assets is 1.7%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $256,259,000.
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,136,000 or 0.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,496,000.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,387,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
JHL Biotech, Inc.	4/14/15	$ 9,342
Meituan Corp. Series D	1/26/15	$ 18,833
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 343
Fidelity Securities Lending Cash Central Fund	1,811
Total	$ 2,154
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$ 12,426	$ 2,837	$ 130	$ 271	$ 15,679
MySale Group PLC	26,053	-	61	-	7,138
PAX Global Technology Ltd.	71,203	795	600	-	97,048
Rex Bionics PLC	3,518	-	12	-	1,263
Total	$ 113,200	$ 3,632	$ 803	$ 271	$ 121,128

* Includes the value of securities delivered through in-kind transactions.

Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,945,794	$ 391,544	$ 1,554,250	$ -
Consumer Staples	1,089,606	181,559	908,047	-
Energy	564,472	198,347	366,125	-
Financials	2,760,381	611,775	2,148,606	-
Health Care	1,483,428	496,925	977,161	9,342
Industrials	1,264,135	254,430	987,659	22,046
Information Technology	1,109,251	418,724	690,527	-
Materials	332,079	78,007	254,072	-
Telecommunication Services	527,569	80,481	447,088	-
Government Obligations	7,710	-	7,710	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Preferred Securities	$ 10,860	$ -	$ 10,860	$ -
Money Market Funds	402,598	402,598	-	-
Total Investments in Securities:	$ 11,497,883	$ 3,114,390	$ 8,352,105	$ 31,388
Derivative Instruments:
Assets
Futures Contracts	$ 5,906	$ 5,906	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period endedApril 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 3,100,351
Level 2 to Level 1	$ 1,239,771
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 5,906	$ -
Total Value of Derivatives	$ 5,906	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $169,755) - See accompanying schedule: Unaffiliated issuers (cost $9,224,668)	$ 10,974,157
Fidelity Central Funds (cost $402,598)	402,598
Other affiliated issuers (cost $89,273)	121,128
Total Investments (cost $9,716,539)		$ 11,497,883
Foreign currency held at value (cost $4,728)		4,727
Receivable for investments sold		103,453
Receivable for fund shares sold		6,561
Dividends receivable		38,594
Distributions receivable from Fidelity Central Funds		439
Prepaid expenses		9
Other receivables		3,682
Total assets		11,655,348

Liabilities
Payable for investments purchased	$ 67,420
Payable for fund shares redeemed	15,030
Accrued management fee	6,812
Distribution and service plan fees payable	117
Payable for daily variation margin for derivative instruments	4,015
Other affiliated payables	1,583
Other payables and accrued expenses	5,620
Collateral on securities loaned, at value	178,390
Total liabilities		278,987

Net Assets		$ 11,376,361
Net Assets consist of:
Paid in capital		$ 9,592,918
Undistributed net investment income		43,731
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(41,397)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,781,109
Net Assets		$ 11,376,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($304,057.33 ÷ 7,381.512 shares)	$ 41.19

Maximum offering price per share (100/94.25 of $41.19)	$ 43.70
Class T: Net Asset Value and redemption price per share ($46,880.10 ÷ 1,144.698 shares)	$ 40.95

Maximum offering price per share (100/96.50 of $40.95)	$ 42.44
Class B: Net Asset Value and offering price per share ($3,368.75 ÷ 82.673 shares)A	$ 40.75

Class C: Net Asset Value and offering price per share ($36,977.48 ÷ 909.094 shares)A	$ 40.68

International Discovery: Net Asset Value, offering price and redemption price per share ($7,509,970.46 ÷ 181,122.244 shares)	$ 41.46

Class K: Net Asset Value, offering price and redemption price per share ($2,535,160.10 ÷ 61,270.682 shares)	$ 41.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($899,960.61 ÷ 21,750.815 shares)	$ 41.38

Class Z: Net Asset Value, offering price and redemption price per share ($39,986.32 ÷ 966.930 shares)	$ 41.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends (including $271 earned from other affiliated issuers)		$ 109,955
Interest		88
Income from Fidelity Central Funds		2,154
Income before foreign taxes withheld		112,197
Less foreign taxes withheld		(8,638)
Total income		103,559

Expenses
Management fee Basic fee	$ 37,314
Performance adjustment	5,579
Transfer agent fees	8,374
Distribution and service plan fees	677
Accounting and security lending fees	918
Custodian fees and expenses	822
Independent trustees' compensation	22
Registration fees	155
Audit	73
Legal	17
Miscellaneous	57
Total expenses before reductions	54,008
Expense reductions	(160)	53,848
Net investment income (loss)		49,711
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	196,685
Other affiliated issuers	88
Foreign currency transactions	(2,546)
Futures contracts	42,556
Total net realized gain (loss)		236,783
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,662)	482,281
Assets and liabilities in foreign currencies	739
Futures contracts	(18,692)
Total change in net unrealized appreciation (depreciation)		464,328
Net gain (loss)		701,111
Net increase (decrease) in net assets resulting from operations		$ 750,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,711	$ 199,098
Net realized gain (loss)	236,783	758,004
Change in net unrealized appreciation (depreciation)	464,328	(958,756)
Net increase (decrease) in net assets resulting from operations	750,822	(1,654)
Distributions to shareholders from net investment income	(74,589)	(136,326)
Distributions to shareholders from net realized gain	-	(88,586)
Total distributions	(74,589)	(224,912)
Share transactions - net increase (decrease)	(298,467)	(69,908)
Redemption fees	44	139
Total increase (decrease) in net assets	377,810	(296,335)

Net Assets
Beginning of period	10,998,551	11,294,886
End of period (including undistributed net investment income of $43,731 and undistributed net investment income of $68,609, respectively)	$ 11,376,361	$ 10,998,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.70	$ 39.49	$ 31.66	$ 29.43	$ 32.07	$ 28.57
Income from Investment Operations
Net investment income (loss) E	.11	.53H	.34	.41	.42	.31
Net realized and unrealized gain (loss)	2.49	(.67)	7.97	2.11	(2.52)	3.51
Total from investment operations	2.60	(.14)	8.31	2.52	(2.10)	3.82
Distributions from net investment income	(.11)	(.33)	(.45)	(.29)	(.38)	(.28)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.11)	(.65) L	(.48)	(.29)	(.54)	(.32)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 41.19	$ 38.70	$ 39.49	$ 31.66	$ 29.43	$ 32.07
Total ReturnB, C, D	6.74%	(.36)%	26.59%	8.70%	(6.71)%	13.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33%A	1.28%	1.35%	1.34%	1.30%	1.33%
Expenses net of fee waivers, if any	1.33%A	1.28%	1.35%	1.34%	1.29%	1.33%
Expenses net of all reductions	1.33%A	1.28%	1.33%	1.31%	1.25%	1.28%
Net investment income (loss)	.54%A	1.35%H	.97%	1.41%	1.31%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$ 304	$ 297	$ 347	$ 299	$ 320	$ 392
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind. L Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.43	$ 39.23	$ 31.42	$ 29.18	$ 31.81	$ 28.35
Income from Investment Operations
Net investment income (loss) E	.06	.44H	.26	.34	.34	.23
Net realized and unrealized gain (loss)	2.48	(.68)	7.92	2.09	(2.51)	3.48
Total from investment operations	2.54	(.24)	8.18	2.43	(2.17)	3.71
Distributions from net investment income	(.02)	(.25)	(.34)	(.19)	(.30)	(.21)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.02)	(.56)	(.37)	(.19)	(.46)	(.25)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.95	$ 38.43	$ 39.23	$ 31.42	$ 29.18	$ 31.81
Total ReturnB, C, D	6.61%	(.60)%	26.31%	8.41%	(6.96)%	13.14%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57%A	1.51%	1.59%	1.59%	1.56%	1.60%
Expenses net of fee waivers, if any	1.57%A	1.51%	1.59%	1.59%	1.55%	1.60%
Expenses net of all reductions	1.57%A	1.51%	1.57%	1.56%	1.51%	1.56%
Net investment income (loss)	.30%A	1.11%H	.73%	1.16%	1.05%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 49	$ 53	$ 46	$ 61	$ 92
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.32	$ 39.08	$ 31.28	$ 29.02	$ 31.60	$ 28.18
Income from Investment Operations
Net investment income (loss) E	(.05)	.22H	.08	.19	.17	.08
Net realized and unrealized gain (loss)	2.48	(.66)	7.90	2.09	(2.48)	3.44
Total from investment operations	2.43	(.44)	7.98	2.28	(2.31)	3.52
Distributions from net investment income	-	(.01)	(.15)	(.02)	(.12)	(.06)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	-	(.32)	(.18)	(.02)	(.27) L	(.10)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.75	$ 38.32	$ 39.08	$ 31.28	$ 29.02	$ 31.60
Total ReturnB, C, D	6.34%	(1.12)%	25.64%	7.85%	(7.39)%	12.52%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11%A	2.06%	2.10%	2.09%	2.06%	2.12%
Expenses net of fee waivers, if any	2.11%A	2.06%	2.10%	2.09%	2.06%	2.12%
Expenses net of all reductions	2.11%A	2.05%	2.08%	2.06%	2.02%	2.08%
Net investment income (loss)	(.24)%A	.57%H	.22%	.66%	.54%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 5	$ 7	$ 8	$ 10	$ 14
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind. L Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.25	$ 39.07	$ 31.32	$ 29.08	$ 31.68	$ 28.23
Income from Investment Operations
Net investment income (loss) E	(.04)	.23H	.08	.19	.18	.09
Net realized and unrealized gain (loss)	2.47	(.66)	7.90	2.09	(2.49)	3.45
Total from investment operations	2.43	(.43)	7.98	2.28	(2.31)	3.54
Distributions from net investment income	-	(.08)	(.20)	(.04)	(.14)	(.05)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	-	(.39)	(.23)	(.04)	(.29) L	(.09)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.68	$ 38.25	$ 39.07	$ 31.32	$ 29.08	$ 31.68
Total ReturnB, C, D	6.35%	(1.10)%	25.65%	7.86%	(7.37)%	12.54%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08%A	2.03%	2.10%	2.09%	2.05%	2.09%
Expenses net of fee waivers, if any	2.08%A	2.03%	2.09%	2.09%	2.04%	2.09%
Expenses net of all reductions	2.08%A	2.02%	2.07%	2.06%	2.00%	2.05%
Net investment income (loss)	(.21)%A	.60%H	.23%	.66%	.56%	.30%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 35	$ 36	$ 30	$ 33	$ 44
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind. L Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 39.03	$ 39.82	$ 31.91	$ 29.69	$ 32.34	$ 28.79
Income from Investment Operations
Net investment income (loss) D	.17	.67G	.47	.51	.53	.40
Net realized and unrealized gain (loss)	2.52	(.68)	8.02	2.12	(2.54)	3.54
Total from investment operations	2.69	(.01)	8.49	2.63	(2.01)	3.94
Distributions from net investment income	(.26)	(.47)	(.55)	(.41)	(.48)	(.35)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.26)	(.78)	(.58)	(.41)	(.64)	(.39)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 41.46	$ 39.03	$ 39.82	$ 31.91	$ 29.69	$ 32.34
Total ReturnB, C	6.92%	(.01)%	27.03%	9.03%	(6.39)%	13.76%
Ratios to Average Net Assets E, H
Expenses before reductions	.99%A	.93%	1.00%	1.01%	.97%	1.05%
Expenses net of fee waivers, if any	.99%A	.93%	1.00%	1.01%	.96%	1.05%
Expenses net of all reductions	.98%A	.93%	.98%	.98%	.92%	1.00%
Net investment income (loss)	.88%A	1.69%G	1.32%	1.73%	1.64%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 7,510	$ 7,464	$ 7,800	$ 5,965	$ 6,806	$ 8,133
Portfolio turnover rateF	73% A,J	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.97	$ 39.76	$ 31.87	$ 29.66	$ 32.32	$ 28.78
Income from Investment Operations
Net investment income (loss) D	.20	.72G	.52	.57	.58	.46
Net realized and unrealized gain (loss)	2.52	(.67)	8.01	2.11	(2.54)	3.53
Total from investment operations	2.72	.05	8.53	2.68	(1.96)	3.99
Distributions from net investment income	(.31)	(.53)	(.61)	(.47)	(.55)	(.41)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.31)	(.84)	(.64)	(.47)	(.70) K	(.45)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 41.38	$ 38.97	$ 39.76	$ 31.87	$ 29.66	$ 32.32
Total ReturnB, C	7.03%	.13%	27.23%	9.24%	(6.24)%	13.96%
Ratios to Average Net Assets E, H
Expenses before reductions	.86%A	.80%	.85%	.83%	.80%	.84%
Expenses net of fee waivers, if any	.86%A	.80%	.85%	.83%	.79%	.84%
Expenses net of all reductions	.85%A	.79%	.83%	.80%	.75%	.79%
Net investment income (loss)	1.01%A	1.83%G	1.47%	1.91%	1.81%	1.55%
Supplemental Data
Net assets, end of period (in millions)	$ 2,535	$ 2,464	$ 2,576	$ 1,776	$ 1,245	$ 1,078
Portfolio turnover rateF	73% A,J	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind. K Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 39.76	$ 31.87	$ 29.65	$ 32.31	$ 28.77
Income from Investment Operations
Net investment income (loss) D	.17	.67G	.47	.52	.54	.41
Net realized and unrealized gain (loss)	2.51	(.68)	8.01	2.11	(2.55)	3.55
Total from investment operations	2.68	(.01)	8.48	2.63	(2.01)	3.96
Distributions from net investment income	(.26)	(.48)	(.56)	(.41)	(.50)	(.38)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.26)	(.79)	(.59)	(.41)	(.65) K	(.42)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 41.38	$ 38.96	$ 39.76	$ 31.87	$ 29.65	$ 32.31
Total ReturnB, C	6.93%	(.01)%	27.03%	9.07%	(6.39)%	13.84%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00%A	.93%	1.00%	1.00%	.95%	.99%
Expenses net of fee waivers, if any	1.00%A	.93%	1.00%	1.00%	.94%	.99%
Expenses net of all reductions	.99%A	.93%	.97%	.97%	.90%	.95%
Net investment income (loss)	.87%A	1.69%G	1.33%	1.75%	1.66%	1.40%
Supplemental Data
Net assets, end of period (in millions)	$ 900	$ 650	$ 476	$ 294	$ 278	$ 319
Portfolio turnover rateF	73% A,J	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 39.77	$ 37.22
Income from Investment Operations
Net investment income (loss) D	.20	.72G	.07
Net realized and unrealized gain (loss)	2.51	(.68)	2.48
Total from investment operations	2.71	.04	2.55
Distributions from net investment income	(.32)	(.54)	-
Distributions from net realized gain	-	(.31)	-
Total distributions	(.32)	(.85)	-
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 41.35	$ 38.96	$ 39.77
Total ReturnB, C	7.00%	.12%	6.85%
Ratios to Average Net Assets E, I
Expenses before reductions	.86%A	.80%	.85%A
Expenses net of fee waivers, if any	.86%A	.80%	.85%A
Expenses net of all reductions	.85%A	.79%	.83%A
Net investment income (loss)	1.01%A	1.83%G	.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,986	$ 35,125	$ 107
Portfolio turnover rate F	73% A, K	57%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. H For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,018,808
Gross unrealized depreciation	(238,932)
Net unrealized appreciation (depreciation) on securities	$ 1,779,876

Tax cost	$ 9,718,007

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (227,245)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $42,556 and a change in net unrealized appreciation (depreciation) of $(18,692) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,937,889 and $3,850,750, respectively.

Redemptions In-Kind. During the period, 2,460 shares of the Fund held by unaffiliated entities were redeemed for cash and investments, including accrued interest with a value of $92,600. The net realized gain of $15,499 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 366	$ 7
Class T	.25%	.25%	116	2
Class B	.75%	.25%	20	15
Class C	.75%	.25%	175	20
			$ 677	$ 44

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28
Class T	4
Class B*	1
Class C*	2
$ 35

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 395.27
Class T	60.26
Class B	6.30
Class C	47.27
International Discovery	6,558.18
Class K	578.05
Institutional Class	722.19
Class Z	8.05
	$ 8,374

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the

Semiannual Report

7. Committed Line of Credit - continued

Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,811. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $155 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Discovery expenses during the period in the amount of $5.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 864	$ 2,857
Class T	23	344
Class B	-	2
Class C	-	79
International Discovery	49,040	93,065
Class K	19,835	33,983
Institutional Class	4,544	5,936
Class Z	283	60
Total	$ 74,589	$ 136,326
From net realized gain
Class A	$ -	$ 2,660
Class T	-	423
Class B	-	52
Class C	-	295
International Discovery	-	61,190
Class K	-	20,093
Institutional Class	-	3,838
Class Z	-	35
Total	$ -	$ 88,586

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	692	1,382	$ 27,272	$ 54,489
Reinvestment of distributions	22	137	843	5,280
Shares redeemed	(1,000)	(2,632)	(38,846)	(104,067)
Net increase (decrease)	(286)	(1,113)	$ (10,731)	$ (44,298)
Class T
Shares sold	96	200	$ 3,756	$ 7,804
Reinvestment of distributions	1	19	23	736
Shares redeemed	(215)	(311)	(8,359)	(12,118)
Net increase (decrease)	(118)	(92)	$ (4,580)	$ (3,578)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class B
Shares sold	1	6	$ 22	$ 233
Reinvestment of distributions	-	1	-	51
Shares redeemed	(38)	(58)	(1,494)	(2,266)
Net increase (decrease)	(37)	(51)	$ (1,472)	$ (1,982)
Class C
Shares sold	104	232	$ 4,070	$ 9,059
Reinvestment of distributions	-	9	-	337
Shares redeemed	(119)	(250)	(4,612)	(9,726)
Net increase (decrease)	(15)	(9)	$ (542)	$ (330)
International Discovery
Shares sold	10,812	28,809	$ 425,239	$ 1,144,588
Reinvestment of distributions	1,199	3,813	46,913	148,138
Shares redeemed	(22,134)	(37,231)	(877,914)	(1,476,965)
Net increase (decrease)	(10,123)	(4,609)	$ (405,762)	$ (184,239)
Class K
Shares sold	8,328	15,775	$ 327,029	$ 628,261
Reinvestment of distributions	508	1,396	19,835	54,076
Shares redeemed	(10,794)A	(18,729)	(420,246)A	(741,205)
Net increase (decrease)	(1,958)	(1,558)	$ (73,382)	$ (58,868)
Institutional Class
Shares sold	7,532	10,468	$ 291,604	$ 410,346
Reinvestment of distributions	33	91	1,286	3,529
Shares redeemed	(2,496)	(5,852)	(97,614)	(225,868)
Net increase (decrease)	5,069	4,707	$ 195,276	$ 188,007
Class Z
Shares sold	153	993	$ 6,173	$ 39,070
Reinvestment of distributions	7	2	283	95
Shares redeemed	(95)	(96)	(3,730)	(3,785)
Net increase (decrease)	65	899	$ 2,726	$ 35,380

A Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IGI-USAN-0615
1.807260.110

Fidelity®

International Discovery

Fund -
Class K

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.33%
Actual		$ 1,000.00	$ 1,067.40	$ 6.82
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class T	1.57%
Actual		$ 1,000.00	$ 1,066.10	$ 8.04
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class B	2.11%
Actual		$ 1,000.00	$ 1,063.40	$ 10.79
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.08%
Actual		$ 1,000.00	$ 1,063.50	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,014.48	$ 10.39
International Discovery	.99%
Actual		$ 1,000.00	$ 1,069.20	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Class K	.86%
Actual		$ 1,000.00	$ 1,070.30	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,069.30	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class Z	.86%
Actual		$ 1,000.00	$ 1,070.00	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom 18.0%
Japan 15.3%
France 8.0%
Germany 6.4%
Switzerland 5.5%
United States of America* 5.2%
Netherlands 4.6%
India 3.6%
Australia 2.8%
Other 30.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Japan 17.1%
United Kingdom 14.9%
United States of America* 9.2%
Germany 6.7%
Switzerland 6.0%
France 5.1%
Australia 4.3%
Sweden 4.1%
India 3.2%
Other 29.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.1	97.5
Other Investments	0.1	0.1
Short-Term Investments and Net Other Assets (Liabilities)	0.8	2.4
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	1.8	1.9
Novartis AG (Switzerland, Pharmaceuticals)	1.7	0.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.6	1.2
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Food Products)	1.5	0.0
AIA Group Ltd. (Hong Kong, Insurance)	1.3	1.1
Techtronic Industries Co. Ltd. (Hong Kong, Household Durables)	1.2	1.1
Shire PLC (Bailiwick of Jersey, Pharmaceuticals)	1.2	0.7
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.2	1.2
Astellas Pharma, Inc. (Japan, Pharmaceuticals)	1.2	1.4
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.2	1.7
	13.9
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	20.7
Consumer Discretionary	16.9	12.9
Health Care	13.2	14.9
Industrials	10.9	10.4
Information Technology	9.7	10.7
Consumer Staples	9.5	10.7
Energy	5.0	5.6
Telecommunication Services	4.7	3.9
Materials	3.0	4.7
Utilities	0.0	0.2

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
Australia - 2.8%
Ansell Ltd.	1,612,927	$ 33,301
Australia & New Zealand Banking Group Ltd.	4,953,894	133,250
Flight Centre Travel Group Ltd. (e)	689,216	23,687
G8 Education Ltd.	5,981,135	17,087
Greencross Ltd.	1,142,925	6,015
Mantra Group Ltd.	4,854,891	13,831
Ramsay Health Care Ltd.	1,182,323	58,561
Spotless Group Holdings Ltd.	18,819,178	33,955
TOTAL AUSTRALIA		319,687
Austria - 0.2%
Andritz AG	451,400	26,428
Bailiwick of Jersey - 2.2%
MySale Group PLC (f)	8,497,500	7,138
Regus PLC	3,257,200	12,440
Shire PLC	1,685,700	136,986
Wolseley PLC	1,550,506	91,704
TOTAL BAILIWICK OF JERSEY		248,268
Belgium - 2.7%
Anheuser-Busch InBev SA NV	1,469,427	178,900
KBC Groep NV	1,863,135	122,582
TOTAL BELGIUM		301,482
Bermuda - 1.3%
BW Offshore Ltd.	8,614,100	6,417
Haier Electronics Group Co. Ltd.	3,532,000	10,185
PAX Global Technology Ltd. (a)(f)	66,564,000	97,048
Travelport Worldwide Ltd. (e)	1,916,100	30,332
TOTAL BERMUDA		143,982
Canada - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	793,600	30,376
Constellation Software, Inc.	234,700	92,013
Constellation Software, Inc. rights 9/15/15 (a)	126,600	38
Imperial Oil Ltd.	948,600	41,812
Potash Corp. of Saskatchewan, Inc.	806,500	26,337
PrairieSky Royalty Ltd. (e)	1,517,200	41,662
Suncor Energy, Inc.	686,700	22,363
TransForce, Inc.	1,400,200	31,625
TOTAL CANADA		286,226
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 0.8%
Alibaba Group Holding Ltd. sponsored ADR	389,200	$ 31,638
Lee's Pharmaceutical Holdings Ltd.	6,839,164	12,689
Value Partners Group Ltd.	4,147,000	7,705
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	834,100	36,008
TOTAL CAYMAN ISLANDS		88,040
China - 1.0%
Daqin Railway Co. Ltd. (A Shares)	3,501,299	7,886
Inner Mongoli Yili Industries Co. Ltd.	6,396,900	37,601
Jiangsu Hengrui Medicine Co. Ltd.	4,282,672	39,362
Kweichow Moutai Co. Ltd.	603,257	24,531
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	949,195	4,384
TOTAL CHINA		113,764
Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	525,230	176
Denmark - 1.3%
Novo Nordisk A/S Series B	2,235,045	125,477
Vestas Wind Systems A/S	566,700	25,704
TOTAL DENMARK		151,181
Egypt - 0.0%
Edita Food Industries SAE GDR (a)(g)	144,300	2,276
Finland - 0.7%
Sampo Oyj (A Shares)	1,692,000	81,985
France - 8.0%
Accor SA	1,604,000	87,955
Air Liquide SA	433,200	56,654
AXA SA	3,052,600	77,188
BNP Paribas SA	734,700	46,397
Cap Gemini SA	423,800	37,759
Havas SA	4,890,444	40,790
Ingenico SA	413,042	51,825
Numericable Group SA (a)	523,628	29,072
Rexel SA	1,277,682	24,080
Safran SA	620,600	45,346
Schneider Electric SA (e)	719,200	53,759
Sodexo SA (a)	437,900	44,311
SR Teleperformance SA	294,600	22,114
Total SA	3,691,328	199,888
Common Stocks - continued
	Shares	Value (000s)
France - continued
Unibail-Rodamco	158,900	$ 43,874
Zodiac Aerospace	1,164,500	42,764
TOTAL FRANCE		903,776
Germany - 5.3%
Aareal Bank AG	1,035,858	44,554
Bayer AG	521,600	75,075
Beiersdorf AG	246,600	21,451
Continental AG (e)	302,200	70,822
Deutsche Annington Immobilien SE	811,100	27,225
Deutsche Boerse AG	447,994	37,123
Deutsche Telekom AG	3,291,900	60,507
Fresenius SE & Co. KGaA	476,000	28,319
GEA Group AG	1,037,298	49,817
KION Group AG	1,390,449	61,687
LEG Immobilien AG	801,599	62,194
ProSiebenSat.1 Media AG	1,188,200	60,749
TOTAL GERMANY		599,523
Hong Kong - 2.7%
AIA Group Ltd.	21,447,600	143,343
Hutchison Whampoa Ltd.	1,867,000	27,509
Techtronic Industries Co. Ltd.	39,340,000	139,837
TOTAL HONG KONG		310,689
India - 3.6%
Bharti Infratel Ltd.	12,744,464	80,481
Edelweiss Financial Services Ltd.	17,834,964	17,358
HDFC Bank Ltd. sponsored ADR	173,200	9,845
Housing Development Finance Corp. Ltd.	7,411,989	136,465
Info Edge India Ltd.	1,562,180	18,905
Lupin Ltd.	1,984,895	55,365
Sun Pharmaceutical Industries Ltd. (a)	1,842,993	27,228
The Jammu & Kashmir Bank Ltd.	7,127,060	10,772
Titan Co. Ltd. (a)	2,240,879	13,674
Yes Bank Ltd.	3,138,775	41,462
TOTAL INDIA		411,555
Indonesia - 0.4%
PT Bank Central Asia Tbk	21,403,800	22,250
PT Bank Rakyat Indonesia Tbk	21,344,400	19,142
TOTAL INDONESIA		41,392
Common Stocks - continued
	Shares	Value (000s)
Ireland - 2.2%
Actavis PLC (a)	372,700	$ 105,422
Bank of Ireland (a)	63,040,200	24,122
Glanbia PLC	2,403,800	44,550
James Hardie Industries PLC CDI	607,320	7,022
Kerry Group PLC Class A	1,006,700	74,045
TOTAL IRELAND		255,161
Isle of Man - 0.3%
Optimal Payments PLC (a)	2,162,867	9,829
Optimal Payments PLC rights 5/1/15 (a)	3,462,111	7,350
Playtech Ltd.	942,689	11,843
TOTAL ISLE OF MAN		29,022
Israel - 0.8%
Frutarom Industries Ltd.	1,048,100	44,648
Teva Pharmaceutical Industries Ltd. sponsored ADR	743,700	44,934
TOTAL ISRAEL		89,582
Italy - 2.5%
De Longhi SpA	2,655,300	59,889
Intesa Sanpaolo SpA	17,955,600	60,322
Mediaset SpA	15,540,300	79,871
Telecom Italia SpA (a)	51,275,500	60,519
World Duty Free SpA (a)	2,234,410	24,943
TOTAL ITALY		285,544
Japan - 15.3%
ACOM Co. Ltd. (a)	10,936,600	36,313
Aozora Bank Ltd.	11,154,000	41,721
Astellas Pharma, Inc.	8,582,600	133,637
Coca-Cola Central Japan Co. Ltd.	1,583,700	29,595
Dentsu, Inc.	891,700	41,566
Don Quijote Holdings Co. Ltd.	679,500	51,842
Hitachi Ltd.	6,601,000	45,038
Hoya Corp.	2,455,900	94,653
Japan Exchange Group, Inc.	1,884,900	54,459
Japan Tobacco, Inc.	1,315,200	45,928
KDDI Corp.	5,257,400	124,402
Keyence Corp.	149,860	80,003
Misumi Group, Inc.	778,900	29,231
Mitsubishi UFJ Financial Group, Inc.	18,592,100	132,085
Monex Group, Inc.	5,088,600	13,830
NEC Corp.	25,444,000	84,652
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nidec Corp.	567,300	$ 42,437
Olympus Corp. (a)	1,488,000	53,583
OMRON Corp.	1,406,700	64,593
ORIX Corp.	6,605,900	101,588
Rakuten, Inc.	4,009,500	70,048
Sanken Electric Co. Ltd.	2,738,000	20,938
Seven Bank Ltd.	10,972,000	59,116
SoftBank Corp.	731,300	45,714
Sony Corp.	1,945,700	58,822
Sundrug Co. Ltd.	818,400	41,069
Toshiba Plant Systems & Services Corp.	1,756,200	24,418
Tsuruha Holdings, Inc.	1,058,500	76,772
United Arrows Ltd.	747,900	23,015
VT Holdings Co. Ltd.	3,932,700	19,733
TOTAL JAPAN		1,740,801
Korea (South) - 0.3%
Samsung Electronics Co. Ltd.	25,699	33,641
Luxembourg - 1.0%
Altice SA (a)	388,100	41,039
Eurofins Scientific SA	42,400	11,943
Grand City Properties SA (a)	3,029,362	57,420
TOTAL LUXEMBOURG		110,402
Marshall Islands - 0.1%
Hoegh LNG Partners LP (f)	722,555	15,679
Netherlands - 4.6%
AerCap Holdings NV (a)	1,626,000	75,902
Arcadis NV	1,216,600	38,510
ASML Holding NV (Netherlands)	518,100	55,754
IMCD Group BV	1,885,700	70,271
ING Groep NV (Certificaten Van Aandelen)	5,781,300	88,694
Mobileye NV (a)(e)	527,800	23,677
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,902,900	170,247
TOTAL NETHERLANDS		523,055
New Zealand - 0.7%
EBOS Group Ltd.	4,530,317	32,952
Ryman Healthcare Group Ltd.	7,248,326	45,088
TOTAL NEW ZEALAND		78,040
Common Stocks - continued
	Shares	Value (000s)
Philippines - 0.7%
Alliance Global Group, Inc.	77,113,366	$ 43,902
SM Investments Corp.	1,667,240	33,651
TOTAL PHILIPPINES		77,553
South Africa - 1.0%
EOH Holdings Ltd.	2,491,100	33,818
Naspers Ltd. Class N	526,200	82,760
TOTAL SOUTH AFRICA		116,578
Spain - 1.9%
Amadeus IT Holding SA Class A	1,743,800	79,486
Atresmedia Corporacion de Medios de Comunicacion SA	1,502,300	24,265
Hispania Activos Inmobiliarios SA (a)	717,100	10,219
Inditex SA	2,342,216	75,160
Mediaset Espana Comunicacion, S.A.	2,214,608	30,018
TOTAL SPAIN		219,148
Sweden - 2.1%
ASSA ABLOY AB (B Shares)	1,406,300	81,585
HEXPOL AB (B Shares)	301,400	32,298
Nordea Bank AB	5,883,200	74,747
Svenska Handelsbanken AB (A Shares)	1,006,500	46,459
TOTAL SWEDEN		235,089
Switzerland - 5.5%
Clariant AG (Reg.)	1,544,220	33,903
GAM Holding Ltd.	1,427,019	32,195
Julius Baer Group Ltd.	964,400	50,477
Lonza Group AG	333,205	47,112
Novartis AG	1,945,814	198,613
Partners Group Holding AG	228,066	71,484
Schindler Holding AG (participation certificate)	184,089	31,142
Sonova Holding AG Class B	211,990	29,287
UBS Group AG	6,560,761	131,067
TOTAL SWITZERLAND		625,280
Taiwan - 0.8%
ECLAT Textile Co. Ltd.	94,607	1,273
JHL Biotech, Inc. (j)	2,497,780	9,342
Merida Industry Co. Ltd.	4,995,900	37,519
Taiwan Semiconductor Manufacturing Co. Ltd.	9,722,000	46,804
TOTAL TAIWAN		94,938
Common Stocks - continued
	Shares	Value (000s)
Turkey - 0.1%
Logo Yazilim Sanayi Ve Ticar	1,115,318	$ 10,370
United Kingdom - 18.0%
AA PLC	3,890,387	24,866
Aberdeen Asset Management PLC	5,923,432	43,013
Al Noor Hospitals Group PLC	2,465,900	33,964
Associated British Foods PLC	784,200	34,237
Aviva PLC	6,681,600	53,757
B&M European Value Retail S.A.	7,416,304	34,327
BG Group PLC	4,055,820	73,465
British American Tobacco PLC (United Kingdom)	812,200	44,625
BT Group PLC	6,228,900	43,444
BTG PLC (a)	1,743,600	19,239
Bunzl PLC	2,107,500	59,257
Diploma PLC	2,348,500	28,807
Essentra PLC	2,165,600	31,790
Hikma Pharmaceuticals PLC	2,643,337	82,663
Howden Joinery Group PLC	8,121,200	57,813
HSBC Holdings PLC (United Kingdom)	4,811,700	48,067
Imperial Tobacco Group PLC	1,099,350	53,682
ITE Group PLC	2,300,600	6,606
ITV PLC	22,252,800	86,397
Johnson Matthey PLC	921,200	47,100
Liberty Global PLC Class A (a)	671,900	35,033
Lloyds Banking Group PLC	70,794,100	83,840
London Stock Exchange Group PLC	2,807,936	109,300
Meggitt PLC	3,347,100	27,049
Melrose PLC	11,047,678	44,831
Next PLC	768,144	86,363
Persimmon PLC	1,492,600	38,754
Poundland Group PLC	4,740,612	22,677
Reckitt Benckiser Group PLC	767,000	68,266
Rex Bionics PLC (a)(f)	1,317,442	1,263
Rio Tinto PLC	1,169,300	52,327
Royal Dutch Shell PLC Class A (United Kingdom)	2,738,800	86,355
SABMiller PLC	1,076,800	56,998
Schroders PLC	491,800	24,392
Shawbrook Group Ltd.	7,784,442	36,738
Spirax-Sarco Engineering PLC	568,200	29,412
St. James's Place Capital PLC	5,520,000	75,297
Taylor Wimpey PLC	11,898,900	30,213
The Restaurant Group PLC	1,974,900	20,524
Virgin Money Holdings Uk PLC (a)	5,965,800	36,076
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Vodafone Group PLC	31,931,596	$ 112,502
Whitbread PLC	707,723	56,830
Workspace Group PLC	659,100	8,510
TOTAL UNITED KINGDOM		2,050,669
United States of America - 2.7%
Chevron Corp.	691,800	76,831
Constellation Brands, Inc. Class A (sub. vtg.) (a)	632,700	73,355
McGraw Hill Financial, Inc.	672,900	70,183
Monster Beverage Corp. (a)	82,500	11,312
Visa, Inc. Class A	1,174,500	77,576
TOTAL UNITED STATES OF AMERICA		309,257
TOTAL COMMON STOCKS (Cost $9,169,054)		10,930,239
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
Meituan Corp. Series D (j)	2,979,122	22,046
Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%
Henkel AG & Co. KGaA	97,576	11,334
Volkswagen AG (e)	439,300	113,096
TOTAL GERMANY		124,430
TOTAL PREFERRED STOCKS (Cost $123,294)		146,476
Government Obligations - 0.1%
		Principal Amount (000s) (d)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 5/7/15 to 5/14/15 (i) (Cost $7,710)		$ 7,710	7,710
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
Ireland - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $13,883)	EUR	9,040	$ 10,860
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	224,207,828	224,208
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	178,389,923	178,390
TOTAL MONEY MARKET FUNDS (Cost $402,598)		402,598
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $9,716,539)		11,497,883
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(121,522)
NET ASSETS - 100%		$ 11,376,361
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,033 CME Nikkei 225 Index Contracts (United States)	June 2015	$ 197,608	$ 5,906
The face value of futures purchased as a percentage of net assets is 1.7%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $256,259,000.
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,136,000 or 0.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,496,000.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,387,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
JHL Biotech, Inc.	4/14/15	$ 9,342
Meituan Corp. Series D	1/26/15	$ 18,833
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 343
Fidelity Securities Lending Cash Central Fund	1,811
Total	$ 2,154
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$ 12,426	$ 2,837	$ 130	$ 271	$ 15,679
MySale Group PLC	26,053	-	61	-	7,138
PAX Global Technology Ltd.	71,203	795	600	-	97,048
Rex Bionics PLC	3,518	-	12	-	1,263
Total	$ 113,200	$ 3,632	$ 803	$ 271	$ 121,128

* Includes the value of securities delivered through in-kind transactions.

Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,945,794	$ 391,544	$ 1,554,250	$ -
Consumer Staples	1,089,606	181,559	908,047	-
Energy	564,472	198,347	366,125	-
Financials	2,760,381	611,775	2,148,606	-
Health Care	1,483,428	496,925	977,161	9,342
Industrials	1,264,135	254,430	987,659	22,046
Information Technology	1,109,251	418,724	690,527	-
Materials	332,079	78,007	254,072	-
Telecommunication Services	527,569	80,481	447,088	-
Government Obligations	7,710	-	7,710	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Preferred Securities	$ 10,860	$ -	$ 10,860	$ -
Money Market Funds	402,598	402,598	-	-
Total Investments in Securities:	$ 11,497,883	$ 3,114,390	$ 8,352,105	$ 31,388
Derivative Instruments:
Assets
Futures Contracts	$ 5,906	$ 5,906	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period endedApril 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 3,100,351
Level 2 to Level 1	$ 1,239,771
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 5,906	$ -
Total Value of Derivatives	$ 5,906	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $169,755) - See accompanying schedule: Unaffiliated issuers (cost $9,224,668)	$ 10,974,157
Fidelity Central Funds (cost $402,598)	402,598
Other affiliated issuers (cost $89,273)	121,128
Total Investments (cost $9,716,539)		$ 11,497,883
Foreign currency held at value (cost $4,728)		4,727
Receivable for investments sold		103,453
Receivable for fund shares sold		6,561
Dividends receivable		38,594
Distributions receivable from Fidelity Central Funds		439
Prepaid expenses		9
Other receivables		3,682
Total assets		11,655,348

Liabilities
Payable for investments purchased	$ 67,420
Payable for fund shares redeemed	15,030
Accrued management fee	6,812
Distribution and service plan fees payable	117
Payable for daily variation margin for derivative instruments	4,015
Other affiliated payables	1,583
Other payables and accrued expenses	5,620
Collateral on securities loaned, at value	178,390
Total liabilities		278,987

Net Assets		$ 11,376,361
Net Assets consist of:
Paid in capital		$ 9,592,918
Undistributed net investment income		43,731
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(41,397)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,781,109
Net Assets		$ 11,376,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($304,057.33 ÷ 7,381.512 shares)	$ 41.19

Maximum offering price per share (100/94.25 of $41.19)	$ 43.70
Class T: Net Asset Value and redemption price per share ($46,880.10 ÷ 1,144.698 shares)	$ 40.95

Maximum offering price per share (100/96.50 of $40.95)	$ 42.44
Class B: Net Asset Value and offering price per share ($3,368.75 ÷ 82.673 shares)A	$ 40.75

Class C: Net Asset Value and offering price per share ($36,977.48 ÷ 909.094 shares)A	$ 40.68

International Discovery: Net Asset Value, offering price and redemption price per share ($7,509,970.46 ÷ 181,122.244 shares)	$ 41.46

Class K: Net Asset Value, offering price and redemption price per share ($2,535,160.10 ÷ 61,270.682 shares)	$ 41.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($899,960.61 ÷ 21,750.815 shares)	$ 41.38

Class Z: Net Asset Value, offering price and redemption price per share ($39,986.32 ÷ 966.930 shares)	$ 41.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends (including $271 earned from other affiliated issuers)		$ 109,955
Interest		88
Income from Fidelity Central Funds		2,154
Income before foreign taxes withheld		112,197
Less foreign taxes withheld		(8,638)
Total income		103,559

Expenses
Management fee Basic fee	$ 37,314
Performance adjustment	5,579
Transfer agent fees	8,374
Distribution and service plan fees	677
Accounting and security lending fees	918
Custodian fees and expenses	822
Independent trustees' compensation	22
Registration fees	155
Audit	73
Legal	17
Miscellaneous	57
Total expenses before reductions	54,008
Expense reductions	(160)	53,848
Net investment income (loss)		49,711
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	196,685
Other affiliated issuers	88
Foreign currency transactions	(2,546)
Futures contracts	42,556
Total net realized gain (loss)		236,783
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,662)	482,281
Assets and liabilities in foreign currencies	739
Futures contracts	(18,692)
Total change in net unrealized appreciation (depreciation)		464,328
Net gain (loss)		701,111
Net increase (decrease) in net assets resulting from operations		$ 750,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,711	$ 199,098
Net realized gain (loss)	236,783	758,004
Change in net unrealized appreciation (depreciation)	464,328	(958,756)
Net increase (decrease) in net assets resulting from operations	750,822	(1,654)
Distributions to shareholders from net investment income	(74,589)	(136,326)
Distributions to shareholders from net realized gain	-	(88,586)
Total distributions	(74,589)	(224,912)
Share transactions - net increase (decrease)	(298,467)	(69,908)
Redemption fees	44	139
Total increase (decrease) in net assets	377,810	(296,335)

Net Assets
Beginning of period	10,998,551	11,294,886
End of period (including undistributed net investment income of $43,731 and undistributed net investment income of $68,609, respectively)	$ 11,376,361	$ 10,998,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.70	$ 39.49	$ 31.66	$ 29.43	$ 32.07	$ 28.57
Income from Investment Operations
Net investment income (loss) E	.11	.53H	.34	.41	.42	.31
Net realized and unrealized gain (loss)	2.49	(.67)	7.97	2.11	(2.52)	3.51
Total from investment operations	2.60	(.14)	8.31	2.52	(2.10)	3.82
Distributions from net investment income	(.11)	(.33)	(.45)	(.29)	(.38)	(.28)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.11)	(.65) L	(.48)	(.29)	(.54)	(.32)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 41.19	$ 38.70	$ 39.49	$ 31.66	$ 29.43	$ 32.07
Total ReturnB, C, D	6.74%	(.36)%	26.59%	8.70%	(6.71)%	13.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33%A	1.28%	1.35%	1.34%	1.30%	1.33%
Expenses net of fee waivers, if any	1.33%A	1.28%	1.35%	1.34%	1.29%	1.33%
Expenses net of all reductions	1.33%A	1.28%	1.33%	1.31%	1.25%	1.28%
Net investment income (loss)	.54%A	1.35%H	.97%	1.41%	1.31%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$ 304	$ 297	$ 347	$ 299	$ 320	$ 392
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind. L Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.43	$ 39.23	$ 31.42	$ 29.18	$ 31.81	$ 28.35
Income from Investment Operations
Net investment income (loss) E	.06	.44H	.26	.34	.34	.23
Net realized and unrealized gain (loss)	2.48	(.68)	7.92	2.09	(2.51)	3.48
Total from investment operations	2.54	(.24)	8.18	2.43	(2.17)	3.71
Distributions from net investment income	(.02)	(.25)	(.34)	(.19)	(.30)	(.21)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.02)	(.56)	(.37)	(.19)	(.46)	(.25)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.95	$ 38.43	$ 39.23	$ 31.42	$ 29.18	$ 31.81
Total ReturnB, C, D	6.61%	(.60)%	26.31%	8.41%	(6.96)%	13.14%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57%A	1.51%	1.59%	1.59%	1.56%	1.60%
Expenses net of fee waivers, if any	1.57%A	1.51%	1.59%	1.59%	1.55%	1.60%
Expenses net of all reductions	1.57%A	1.51%	1.57%	1.56%	1.51%	1.56%
Net investment income (loss)	.30%A	1.11%H	.73%	1.16%	1.05%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 49	$ 53	$ 46	$ 61	$ 92
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.32	$ 39.08	$ 31.28	$ 29.02	$ 31.60	$ 28.18
Income from Investment Operations
Net investment income (loss) E	(.05)	.22H	.08	.19	.17	.08
Net realized and unrealized gain (loss)	2.48	(.66)	7.90	2.09	(2.48)	3.44
Total from investment operations	2.43	(.44)	7.98	2.28	(2.31)	3.52
Distributions from net investment income	-	(.01)	(.15)	(.02)	(.12)	(.06)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	-	(.32)	(.18)	(.02)	(.27) L	(.10)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.75	$ 38.32	$ 39.08	$ 31.28	$ 29.02	$ 31.60
Total ReturnB, C, D	6.34%	(1.12)%	25.64%	7.85%	(7.39)%	12.52%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11%A	2.06%	2.10%	2.09%	2.06%	2.12%
Expenses net of fee waivers, if any	2.11%A	2.06%	2.10%	2.09%	2.06%	2.12%
Expenses net of all reductions	2.11%A	2.05%	2.08%	2.06%	2.02%	2.08%
Net investment income (loss)	(.24)%A	.57%H	.22%	.66%	.54%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 5	$ 7	$ 8	$ 10	$ 14
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind. L Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.25	$ 39.07	$ 31.32	$ 29.08	$ 31.68	$ 28.23
Income from Investment Operations
Net investment income (loss) E	(.04)	.23H	.08	.19	.18	.09
Net realized and unrealized gain (loss)	2.47	(.66)	7.90	2.09	(2.49)	3.45
Total from investment operations	2.43	(.43)	7.98	2.28	(2.31)	3.54
Distributions from net investment income	-	(.08)	(.20)	(.04)	(.14)	(.05)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	-	(.39)	(.23)	(.04)	(.29) L	(.09)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.68	$ 38.25	$ 39.07	$ 31.32	$ 29.08	$ 31.68
Total ReturnB, C, D	6.35%	(1.10)%	25.65%	7.86%	(7.37)%	12.54%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08%A	2.03%	2.10%	2.09%	2.05%	2.09%
Expenses net of fee waivers, if any	2.08%A	2.03%	2.09%	2.09%	2.04%	2.09%
Expenses net of all reductions	2.08%A	2.02%	2.07%	2.06%	2.00%	2.05%
Net investment income (loss)	(.21)%A	.60%H	.23%	.66%	.56%	.30%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 35	$ 36	$ 30	$ 33	$ 44
Portfolio turnover rateG	73% A,K	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind. L Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 39.03	$ 39.82	$ 31.91	$ 29.69	$ 32.34	$ 28.79
Income from Investment Operations
Net investment income (loss) D	.17	.67G	.47	.51	.53	.40
Net realized and unrealized gain (loss)	2.52	(.68)	8.02	2.12	(2.54)	3.54
Total from investment operations	2.69	(.01)	8.49	2.63	(2.01)	3.94
Distributions from net investment income	(.26)	(.47)	(.55)	(.41)	(.48)	(.35)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.26)	(.78)	(.58)	(.41)	(.64)	(.39)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 41.46	$ 39.03	$ 39.82	$ 31.91	$ 29.69	$ 32.34
Total ReturnB, C	6.92%	(.01)%	27.03%	9.03%	(6.39)%	13.76%
Ratios to Average Net Assets E, H
Expenses before reductions	.99%A	.93%	1.00%	1.01%	.97%	1.05%
Expenses net of fee waivers, if any	.99%A	.93%	1.00%	1.01%	.96%	1.05%
Expenses net of all reductions	.98%A	.93%	.98%	.98%	.92%	1.00%
Net investment income (loss)	.88%A	1.69%G	1.32%	1.73%	1.64%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 7,510	$ 7,464	$ 7,800	$ 5,965	$ 6,806	$ 8,133
Portfolio turnover rateF	73% A,J	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.97	$ 39.76	$ 31.87	$ 29.66	$ 32.32	$ 28.78
Income from Investment Operations
Net investment income (loss) D	.20	.72G	.52	.57	.58	.46
Net realized and unrealized gain (loss)	2.52	(.67)	8.01	2.11	(2.54)	3.53
Total from investment operations	2.72	.05	8.53	2.68	(1.96)	3.99
Distributions from net investment income	(.31)	(.53)	(.61)	(.47)	(.55)	(.41)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.31)	(.84)	(.64)	(.47)	(.70) K	(.45)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 41.38	$ 38.97	$ 39.76	$ 31.87	$ 29.66	$ 32.32
Total ReturnB, C	7.03%	.13%	27.23%	9.24%	(6.24)%	13.96%
Ratios to Average Net Assets E, H
Expenses before reductions	.86%A	.80%	.85%	.83%	.80%	.84%
Expenses net of fee waivers, if any	.86%A	.80%	.85%	.83%	.79%	.84%
Expenses net of all reductions	.85%A	.79%	.83%	.80%	.75%	.79%
Net investment income (loss)	1.01%A	1.83%G	1.47%	1.91%	1.81%	1.55%
Supplemental Data
Net assets, end of period (in millions)	$ 2,535	$ 2,464	$ 2,576	$ 1,776	$ 1,245	$ 1,078
Portfolio turnover rateF	73% A,J	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind. K Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 39.76	$ 31.87	$ 29.65	$ 32.31	$ 28.77
Income from Investment Operations
Net investment income (loss) D	.17	.67G	.47	.52	.54	.41
Net realized and unrealized gain (loss)	2.51	(.68)	8.01	2.11	(2.55)	3.55
Total from investment operations	2.68	(.01)	8.48	2.63	(2.01)	3.96
Distributions from net investment income	(.26)	(.48)	(.56)	(.41)	(.50)	(.38)
Distributions from net realized gain	-	(.31)	(.03)	-	(.16)	(.04)
Total distributions	(.26)	(.79)	(.59)	(.41)	(.65) K	(.42)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 41.38	$ 38.96	$ 39.76	$ 31.87	$ 29.65	$ 32.31
Total ReturnB, C	6.93%	(.01)%	27.03%	9.07%	(6.39)%	13.84%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00%A	.93%	1.00%	1.00%	.95%	.99%
Expenses net of fee waivers, if any	1.00%A	.93%	1.00%	1.00%	.94%	.99%
Expenses net of all reductions	.99%A	.93%	.97%	.97%	.90%	.95%
Net investment income (loss)	.87%A	1.69%G	1.33%	1.75%	1.66%	1.40%
Supplemental Data
Net assets, end of period (in millions)	$ 900	$ 650	$ 476	$ 294	$ 278	$ 319
Portfolio turnover rateF	73% A,J	57%	65%	68%	75%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Portfolio turnover rate excludes securities received or delivered in-kind. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 39.77	$ 37.22
Income from Investment Operations
Net investment income (loss) D	.20	.72G	.07
Net realized and unrealized gain (loss)	2.51	(.68)	2.48
Total from investment operations	2.71	.04	2.55
Distributions from net investment income	(.32)	(.54)	-
Distributions from net realized gain	-	(.31)	-
Total distributions	(.32)	(.85)	-
Redemption fees added to paid in capital D, J	-	-	-
Net asset value, end of period	$ 41.35	$ 38.96	$ 39.77
Total ReturnB, C	7.00%	.12%	6.85%
Ratios to Average Net Assets E, I
Expenses before reductions	.86%A	.80%	.85%A
Expenses net of fee waivers, if any	.86%A	.80%	.85%A
Expenses net of all reductions	.85%A	.79%	.83%A
Net investment income (loss)	1.01%A	1.83%G	.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,986	$ 35,125	$ 107
Portfolio turnover rate F	73% A, K	57%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. H For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,018,808
Gross unrealized depreciation	(238,932)
Net unrealized appreciation (depreciation) on securities	$ 1,779,876

Tax cost	$ 9,718,007

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (227,245)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $42,556 and a change in net unrealized appreciation (depreciation) of $(18,692) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,937,889 and $3,850,750, respectively.

Redemptions In-Kind. During the period, 2,460 shares of the Fund held by unaffiliated entities were redeemed for cash and investments, including accrued interest with a value of $92,600. The net realized gain of $15,499 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 366	$ 7
Class T	.25%	.25%	116	2
Class B	.75%	.25%	20	15
Class C	.75%	.25%	175	20
			$ 677	$ 44

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28
Class T	4
Class B*	1
Class C*	2
$ 35

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 395.27
Class T	60.26
Class B	6.30
Class C	47.27
International Discovery	6,558.18
Class K	578.05
Institutional Class	722.19
Class Z	8.05
	$ 8,374

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the

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7. Committed Line of Credit - continued

Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,811. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $155 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Discovery expenses during the period in the amount of $5.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 864	$ 2,857
Class T	23	344
Class B	-	2
Class C	-	79
International Discovery	49,040	93,065
Class K	19,835	33,983
Institutional Class	4,544	5,936
Class Z	283	60
Total	$ 74,589	$ 136,326
From net realized gain
Class A	$ -	$ 2,660
Class T	-	423
Class B	-	52
Class C	-	295
International Discovery	-	61,190
Class K	-	20,093
Institutional Class	-	3,838
Class Z	-	35
Total	$ -	$ 88,586

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	692	1,382	$ 27,272	$ 54,489
Reinvestment of distributions	22	137	843	5,280
Shares redeemed	(1,000)	(2,632)	(38,846)	(104,067)
Net increase (decrease)	(286)	(1,113)	$ (10,731)	$ (44,298)
Class T
Shares sold	96	200	$ 3,756	$ 7,804
Reinvestment of distributions	1	19	23	736
Shares redeemed	(215)	(311)	(8,359)	(12,118)
Net increase (decrease)	(118)	(92)	$ (4,580)	$ (3,578)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class B
Shares sold	1	6	$ 22	$ 233
Reinvestment of distributions	-	1	-	51
Shares redeemed	(38)	(58)	(1,494)	(2,266)
Net increase (decrease)	(37)	(51)	$ (1,472)	$ (1,982)
Class C
Shares sold	104	232	$ 4,070	$ 9,059
Reinvestment of distributions	-	9	-	337
Shares redeemed	(119)	(250)	(4,612)	(9,726)
Net increase (decrease)	(15)	(9)	$ (542)	$ (330)
International Discovery
Shares sold	10,812	28,809	$ 425,239	$ 1,144,588
Reinvestment of distributions	1,199	3,813	46,913	148,138
Shares redeemed	(22,134)	(37,231)	(877,914)	(1,476,965)
Net increase (decrease)	(10,123)	(4,609)	$ (405,762)	$ (184,239)
Class K
Shares sold	8,328	15,775	$ 327,029	$ 628,261
Reinvestment of distributions	508	1,396	19,835	54,076
Shares redeemed	(10,794)A	(18,729)	(420,246)A	(741,205)
Net increase (decrease)	(1,958)	(1,558)	$ (73,382)	$ (58,868)
Institutional Class
Shares sold	7,532	10,468	$ 291,604	$ 410,346
Reinvestment of distributions	33	91	1,286	3,529
Shares redeemed	(2,496)	(5,852)	(97,614)	(225,868)
Net increase (decrease)	5,069	4,707	$ 195,276	$ 188,007
Class Z
Shares sold	153	993	$ 6,173	$ 39,070
Reinvestment of distributions	7	2	283	95
Shares redeemed	(95)	(96)	(3,730)	(3,785)
Net increase (decrease)	65	899	$ 2,726	$ 35,380

A Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IGI-K-USAN-0615
1.863310.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Small Cap Opportunities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Class A, Class T, Class B
and Class C are classes of
Fidelity® International
Small Cap Opportunities Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.57%
Actual		$ 1,000.00	$ 1,102.40	$ 8.18
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class T	1.83%
Actual		$ 1,000.00	$ 1,100.50	$ 9.53
HypotheticalA		$ 1,000.00	$ 1,015.72	$ 9.15
Class B	2.33%
Actual		$ 1,000.00	$ 1,097.70	$ 12.12
HypotheticalA		$ 1,000.00	$ 1,013.24	$ 11.63
Class C	2.32%
Actual		$ 1,000.00	$ 1,097.50	$ 12.07
HypotheticalA		$ 1,000.00	$ 1,013.29	$ 11.58
International Small Cap Opportunities	1.26%
Actual		$ 1,000.00	$ 1,103.10	$ 6.57
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.31
Institutional Class	1.22%
Actual		$ 1,000.00	$ 1,103.60	$ 6.36
HypotheticalA		$ 1,000.00	$ 1,018.74	$ 6.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Japan 26.7%
United Kingdom 21.4%
United States of America* 11.7%
Germany 5.2%
Italy 4.6%
Netherlands 3.3%
Korea (South) 2.8%
Sweden 2.8%
France 1.9%
Other 19.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2014
Japan 27.3%
United Kingdom 20.5%
United States of America* 12.8%
Germany 4.8%
Italy 4.0%
Netherlands 3.5%
Sweden 2.7%
Korea (South) 2.4%
France 2.0%
Other 20.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.7	97.2
Short-Term Investments and Net Other Assets (Liabilities)	3.3	2.8
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Japan, Specialty Retail)	2.2	2.3
Unite Group PLC (United Kingdom, Real Estate Management & Development)	1.8	1.6
Azimut Holding SpA (Italy, Capital Markets)	1.8	1.5
CTS Eventim AG (Germany, Media)	1.7	1.5
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.7	1.7
OSG Corp. (Japan, Machinery)	1.7	1.4
Interpump Group SpA (Italy, Machinery)	1.6	1.4
SS&C Technologies Holdings, Inc. (United States of America, Software)	1.6	1.6
Seven Bank Ltd. (Japan, Banks)	1.6	1.4
Fagerhult AB (Sweden, Electrical Equipment)	1.5	1.5
	17.2
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	20.6	20.5
Financials	19.7	19.4
Consumer Discretionary	19.3	18.4
Information Technology	9.9	9.2
Consumer Staples	9.3	9.6
Materials	8.4	10.7
Health Care	7.1	6.4
Energy	2.4	3.0

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 1.8%
DuluxGroup Ltd.	735,764	$ 3,685,623
Imdex Ltd. (a)	1,779,471	478,783
RCG Corp. Ltd.	3,904,148	3,120,443
Sydney Airport unit	684,757	2,920,746
TFS Corp. Ltd.	1,973,026	2,591,848
TOTAL AUSTRALIA		12,797,443
Austria - 1.4%
Andritz AG	117,900	6,902,663
Zumtobel AG	122,581	3,353,005
TOTAL AUSTRIA		10,255,668
Belgium - 1.3%
Gimv NV	56,688	2,631,522
KBC Ancora (a)	174,438	6,543,945
TOTAL BELGIUM		9,175,467
Bermuda - 1.1%
Lazard Ltd. Class A	53,699	2,847,658
Petra Diamonds Ltd. (a)	1,320,709	3,167,574
Vostok Nafta Investment Ltd. SDR (a)	316,909	2,094,015
TOTAL BERMUDA		8,109,247
British Virgin Islands - 0.2%
Gem Diamonds Ltd.	722,996	1,545,863
Canada - 1.5%
Cara Operations Ltd. (a)	31,900	832,864
McCoy Global, Inc.	105,400	360,797
New Look Eyewear, Inc.	75,100	1,780,240
Pason Systems, Inc.	244,600	4,403,408
ShawCor Ltd. Class A	106,500	3,605,906
TOTAL CANADA		10,983,215
Cayman Islands - 0.7%
58.com, Inc. ADR (a)(d)	62,900	4,798,012
Common Stocks - continued
	Shares	Value
Denmark - 1.7%
Jyske Bank A/S (Reg.) (a)	132,127	$ 6,470,113
Spar Nord Bank A/S	521,369	5,633,723
TOTAL DENMARK		12,103,836
Finland - 0.4%
Tikkurila Oyj	142,846	2,942,085
France - 1.9%
Coface SA	187,000	2,330,832
Laurent-Perrier Group SA	31,163	2,924,579
Vetoquinol SA	56,184	2,230,707
Virbac SA	23,352	6,077,620
TOTAL FRANCE		13,563,738
Germany - 4.0%
alstria office REIT-AG	154,000	2,182,108
CompuGroup Medical AG	269,478	7,702,704
CTS Eventim AG (d)	362,280	12,345,909
Fielmann AG	96,874	6,580,301
TOTAL GERMANY		28,811,022
Greece - 0.4%
Titan Cement Co. SA (Reg.)	108,280	2,730,966
India - 0.4%
Jyothy Laboratories Ltd. (a)	768,645	3,005,747
Ireland - 1.5%
FBD Holdings PLC	240,328	2,584,342
James Hardie Industries PLC:
CDI	165,775	1,916,628
sponsored ADR	112,915	6,520,841
TOTAL IRELAND		11,021,811
Israel - 1.7%
Azrieli Group	90,005	3,883,062
Ituran Location & Control Ltd.	84,286	1,924,249
Sarine Technologies Ltd.	1,202,400	1,862,848
Strauss Group Ltd. (a)	229,344	4,082,532
TOTAL ISRAEL		11,752,691
Italy - 4.6%
Azimut Holding SpA	436,997	12,827,050
Banco di Desio e della Brianza SpA	108,480	382,969
Common Stocks - continued
	Shares	Value
Italy - continued
Beni Stabili SpA SIIQ	9,945,675	$ 8,200,939
Interpump Group SpA	697,943	11,737,118
TOTAL ITALY		33,148,076
Japan - 26.7%
Aozora Bank Ltd.	1,452,000	5,431,119
Artnature, Inc.	317,600	2,954,335
Asahi Co. Ltd.	268,000	2,367,316
Autobacs Seven Co. Ltd.	222,000	3,457,767
Azbil Corp.	218,800	5,763,648
Broadleaf Co. Ltd.	66,000	1,028,988
Coca-Cola Central Japan Co. Ltd.	274,100	5,122,130
Cosmos Pharmaceutical Corp.	14,300	1,925,254
Daiichikosho Co. Ltd.	94,400	3,044,565
Daikokutenbussan Co. Ltd.	168,700	7,081,734
GCA Savvian Group Corp.	167,100	1,784,755
Glory Ltd.	116,800	3,232,714
Goldcrest Co. Ltd.	313,130	6,154,323
Harmonic Drive Systems, Inc.	151,800	3,205,967
Iwatsuka Confectionary Co. Ltd.	63,300	3,795,980
Japan Digital Laboratory Co.	135,000	2,055,977
Kobayashi Pharmaceutical Co. Ltd.	67,500	4,729,653
Koshidaka Holdings Co. Ltd.	152,900	3,165,072
Lasertec Corp.	181,700	2,536,750
Medikit Co. Ltd.	73,200	2,281,796
Meiko Network Japan Co. Ltd.	112,600	1,392,024
Miraial Co. Ltd.	73,200	887,375
Nabtesco Corp.	185,800	5,110,248
Nagaileben Co. Ltd.	307,600	5,546,220
ND Software Co. Ltd.	70,982	831,491
Nihon M&A Center, Inc.	62,500	2,174,966
Nihon Parkerizing Co. Ltd.	648,000	7,366,993
Nippon Seiki Co. Ltd.	148,000	2,975,642
NS Tool Co. Ltd.	35,600	567,650
OBIC Co. Ltd.	189,800	7,939,450
OSG Corp.	575,500	11,965,726
Paramount Bed Holdings Co. Ltd.	74,200	2,010,463
San-Ai Oil Co. Ltd.	381,000	2,530,621
Seven Bank Ltd.	2,093,800	11,281,125
SHO-BOND Holdings Co. Ltd.	193,700	8,539,392
Shoei Co. Ltd.	194,100	3,130,389
SK Kaken Co. Ltd.	35,000	3,050,681
Common Stocks - continued
	Shares	Value
Japan - continued
Software Service, Inc.	62,900	$ 2,494,861
Techno Medica Co. Ltd.	79,400	1,625,073
TFP Consulting Group Co. Ltd.	46,700	1,393,206
The Monogatari Corp.	61,000	2,041,393
The Nippon Synthetic Chemical Industry Co. Ltd.	421,000	2,946,369
TKC Corp.	166,900	3,986,171
Tocalo Co. Ltd.	117,000	2,297,249
Tsutsumi Jewelry Co. Ltd.	81,000	1,924,784
USS Co. Ltd.	885,800	15,596,992
Workman Co. Ltd.	79,900	4,197,128
Yamato Kogyo Co. Ltd.	183,500	4,317,373
TOTAL JAPAN		191,240,898
Korea (South) - 2.8%
BGFretail Co. Ltd.	67,672	7,382,217
Coway Co. Ltd.	106,533	8,931,242
Leeno Industrial, Inc.	91,751	3,918,398
TOTAL KOREA (SOUTH)		20,231,857
Mexico - 0.6%
Consorcio ARA S.A.B. de CV (a)	9,674,378	4,117,696
Netherlands - 3.3%
Aalberts Industries NV	319,501	9,905,396
ASM International NV (depositary receipt)	53,400	2,579,754
Heijmans NV (Certificaten Van Aandelen)	223,092	2,982,079
VastNed Retail NV	164,729	8,043,961
TOTAL NETHERLANDS		23,511,190
Norway - 0.3%
Kongsberg Gruppen ASA	100,000	2,148,813
Philippines - 0.5%
Jollibee Food Corp.	796,090	3,550,867
South Africa - 1.6%
Alexander Forbes Group Holding (a)	2,593,721	2,147,580
Clicks Group Ltd.	853,287	6,547,994
Nampak Ltd.	795,900	2,853,432
TOTAL SOUTH AFRICA		11,549,006
Common Stocks - continued
	Shares	Value
Spain - 1.2%
Hispania Activos Inmobiliarios SA (a)	132,300	$ 1,885,307
Prosegur Compania de Seguridad SA (Reg.)	1,112,590	6,413,589
TOTAL SPAIN		8,298,896
Sweden - 2.8%
Fagerhult AB	577,812	10,367,313
Intrum Justitia AB	296,534	9,338,507
TOTAL SWEDEN		19,705,820
Taiwan - 0.4%
Addcn Technology Co. Ltd.	210,000	2,807,908
Turkey - 0.9%
Albaraka Turk Katilim Bankasi A/S	4,052,046	2,622,929
Coca-Cola Icecek Sanayi A/S	221,362	3,756,180
TOTAL TURKEY		6,379,109
United Kingdom - 21.4%
AA PLC	235,320	1,504,063
Babcock International Group PLC	164,700	2,540,650
Bellway PLC	292,072	8,879,635
Berendsen PLC	637,963	10,142,051
Britvic PLC	511,971	5,685,734
Dechra Pharmaceuticals PLC	367,050	5,734,985
Derwent London PLC	91,710	4,827,206
Elementis PLC	1,482,810	6,900,339
Great Portland Estates PLC	574,189	7,009,171
H&T Group PLC	264,353	775,206
Hilton Food Group PLC	218,188	1,437,948
Howden Joinery Group PLC	612,700	4,361,700
Informa PLC	1,001,781	8,531,734
InterContinental Hotel Group PLC ADR	116,931	4,982,430
ITE Group PLC	1,122,534	3,223,212
Johnson Matthey PLC	82,875	4,237,302
JUST EAT Ltd. (a)	313,000	2,194,903
Meggitt PLC	584,690	4,725,099
Rightmove PLC	68,200	3,301,523
Rotork PLC	92,500	3,337,902
Shaftesbury PLC	637,673	8,200,530
Spectris PLC	273,478	8,988,030
Spirax-Sarco Engineering PLC	235,821	12,206,818
Taylor Wimpey PLC	2,007,600	5,097,665
Ted Baker PLC	133,700	5,839,524
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Ultra Electronics Holdings PLC	218,058	$ 5,798,823
Unite Group PLC	1,424,823	13,035,245
TOTAL UNITED KINGDOM		153,499,428
United States of America - 8.4%
ANSYS, Inc. (a)	21,085	1,809,936
Autoliv, Inc.	48,200	5,722,304
Broadridge Financial Solutions, Inc.	48,905	2,636,958
China Biologic Products, Inc. (a)	30,380	2,905,543
Dril-Quip, Inc. (a)	38,695	3,084,765
Evercore Partners, Inc. Class A	56,600	2,730,384
Kennedy-Wilson Holdings, Inc.	257,629	6,384,047
Martin Marietta Materials, Inc.	19,720	2,813,058
Mohawk Industries, Inc. (a)	34,500	5,985,750
Oceaneering International, Inc.	47,702	2,628,857
PriceSmart, Inc.	83,899	6,750,514
ResMed, Inc.	43,300	2,768,602
Solera Holdings, Inc.	57,656	2,797,469
SS&C Technologies Holdings, Inc.	189,258	11,387,654
TOTAL UNITED STATES OF AMERICA		60,405,841
TOTAL COMMON STOCKS (Cost $529,613,258)		684,192,216
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.2%
Sartorius AG (non-vtg.) (Cost $6,020,447)	52,679	8,733,766
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	21,774,313	$ 21,774,313
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	7,573,050	7,573,050
TOTAL MONEY MARKET FUNDS (Cost $29,347,363)		29,347,363
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $564,981,068)		722,273,345
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(5,745,585)
NET ASSETS - 100%		$ 716,527,760
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,801
Fidelity Securities Lending Cash Central Fund	11,304
Total	$ 23,105
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 140,478,111	$ 39,023,836	$ 101,454,275	$ -
Consumer Staples	67,182,531	31,525,184	35,657,347	-
Energy	16,614,354	14,083,733	2,530,621	-
Financials	140,925,166	20,615,660	120,309,506	-
Health Care	50,943,831	5,674,145	45,269,686	-
Industrials	146,674,601	4,783,594	141,891,007	-
Information Technology	70,041,630	34,660,338	35,381,292	-
Materials	60,065,758	20,860,213	39,205,545	-
Money Market Funds	29,347,363	29,347,363	-	-
Total Investments in Securities:	$ 722,273,345	$ 200,574,066	$ 521,699,279	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 284,109,312
Level 2 to Level 1	$ 24,803,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,168,659) - See accompanying schedule: Unaffiliated issuers (cost $535,633,705)	$ 692,925,982
Fidelity Central Funds (cost $29,347,363)	29,347,363
Total Investments (cost $564,981,068)		$ 722,273,345
Cash		403
Receivable for investments sold		705,723
Receivable for fund shares sold		2,046,014
Dividends receivable		3,099,257
Distributions receivable from Fidelity Central Funds		3,684
Prepaid expenses		511
Other receivables		7,641
Total assets		728,136,578

Liabilities
Payable for investments purchased	$ 2,760,147
Payable for fund shares redeemed	498,949
Accrued management fee	536,930
Distribution and service plan fees payable	19,445
Other affiliated payables	158,612
Other payables and accrued expenses	61,685
Collateral on securities loaned, at value	7,573,050
Total liabilities		11,608,818

Net Assets		$ 716,527,760
Net Assets consist of:
Paid in capital		$ 826,093,322
Undistributed net investment income		1,599,439
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(268,485,696)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		157,320,695
Net Assets		$ 716,527,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,951,611 ÷ 1,800,939 shares)	$ 14.97

Maximum offering price per share (100/94.25 of $14.97)	$ 15.88
Class T: Net Asset Value and redemption price per share ($10,384,127 ÷ 699,021 shares)	$ 14.86

Maximum offering price per share (100/96.50 of $14.86)	$ 15.40
Class B: Net Asset Value and offering price per share ($693,196 ÷ 47,434 shares)A	$ 14.61

Class C: Net Asset Value and offering price per share ($11,050,541 ÷ 761,041 shares)A	$ 14.52

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($583,522,169 ÷ 38,634,638 shares)	$ 15.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,926,116 ÷ 5,558,259 shares)	$ 15.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 6,324,383
Income from Fidelity Central Funds		23,105
Income before foreign taxes withheld		6,347,488
Less foreign taxes withheld		(515,177)
Total income		5,832,311

Expenses
Management fee Basic fee	$ 2,790,821
Performance adjustment	282,031
Transfer agent fees	755,428
Distribution and service plan fees	101,942
Accounting and security lending fees	162,446
Custodian fees and expenses	71,755
Independent trustees' compensation	1,280
Registration fees	43,305
Audit	40,021
Legal	1,103
Miscellaneous	2,866
Total expenses before reductions	4,252,998
Expense reductions	(11,920)	4,241,078
Net investment income (loss)		1,591,233
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,808,918
Foreign currency transactions	(133,001)
Total net realized gain (loss)		20,675,917
Change in net unrealized appreciation (depreciation) on: Investment securities	43,455,593
Assets and liabilities in foreign currencies	74,408
Total change in net unrealized appreciation (depreciation)		43,530,001
Net gain (loss)		64,205,918
Net increase (decrease) in net assets resulting from operations		$ 65,797,151

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,591,233	$ 3,975,650
Net realized gain (loss)	20,675,917	27,466,423
Change in net unrealized appreciation (depreciation)	43,530,001	(28,661,157)
Net increase (decrease) in net assets resulting from operations	65,797,151	2,780,916
Distributions to shareholders from net investment income	(3,982,311)	(3,580,601)
Distributions to shareholders from net realized gain	(949,656)	(3,233,620)
Total distributions	(4,931,967)	(6,814,221)
Share transactions - net increase (decrease)	(2,603,053)	97,201,705
Redemption fees	54,477	84,800
Total increase (decrease) in net assets	58,316,608	93,253,200

Net Assets
Beginning of period	658,211,152	564,957,952
End of period (including undistributed net investment income of $1,599,439 and undistributed net investment income of $3,990,517, respectively)	$ 716,527,760	$ 658,211,152

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.65	$ 13.68	$ 10.78	$ 9.75	$ 9.82	$ 8.07
Income from Investment Operations
Net investment income (loss) E	.01	.05	.07	.08	.15H	.06
Net realized and unrealized gain (loss)	1.38	.05	2.91	1.07	(.07)	1.85
Total from investment operations	1.39	.10	2.98	1.15	.08	1.91
Distributions from net investment income	(.05)	(.06)	(.08)	(.11)	(.11)	(.07)
Distributions from net realized gain	(.02)	(.08)	(.01)	(.01)	(.04)	(.09)
Total distributions	(.07)	(.13)L	(.08)K	(.12)	(.15)	(.16)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.97	$ 13.65	$ 13.68	$ 10.78	$ 9.75	$ 9.82
Total ReturnB, C, D	10.24%	.78%	27.85%	12.00%	.81%	24.05%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57%A	1.63%	1.70%	1.75%	1.34%	1.16%
Expenses net of fee waivers, if any	1.57%A	1.63%	1.65%	1.65%	1.33%	1.16%
Expenses net of all reductions	1.57%A	1.63%	1.64%	1.64%	1.32%	1.15%
Net investment income (loss)	.21%A	.33%	.59%	.85%	1.44%H	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$26,952	$ 25,041	$ 22,052	$ 18,194	$ 18,686	$ 20,228
Portfolio turnover rateG	17% A	18%	31%	28%	24%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.08 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.005 per share. LTotal distributions of $.13 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.53	$ 13.56	$ 10.69	$ 9.66	$ 9.72	$ 8.00
Income from Investment Operations
Net investment income (loss) E	-J	.01	.04	.06	.12H	.04
Net realized and unrealized gain (loss)	1.36	.06	2.89	1.06	(.06)	1.83
Total from investment operations	1.36	.07	2.93	1.12	.06	1.87
Distributions from net investment income	(.01)	(.02)	(.05)	(.08)	(.08)	(.06)
Distributions from net realized gain	(.02)	(.08)	(.01)	(.01)	(.04)	(.09)
Total distributions	(.03)	(.10)	(.06)	(.09)	(.12)	(.15)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.86	$ 13.53	$ 13.56	$ 10.69	$ 9.66	$ 9.72
Total ReturnB, C, D	10.05%	.55%	27.53%	11.72%	.60%	23.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83%A	1.89%	1.96%	2.02%	1.60%	1.43%
Expenses net of fee waivers, if any	1.83%A	1.89%	1.90%	1.90%	1.60%	1.43%
Expenses net of all reductions	1.83%A	1.89%	1.89%	1.89%	1.59%	1.41%
Net investment income (loss)	(.06)%A	.07%	.34%	.60%	1.17%H	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,384	$ 9,913	$ 9,634	$ 8,169	$ 8,701	$ 11,202
Portfolio turnover rateG	17% A	18%	31%	28%	24%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .54%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 13.31	$ 10.50	$ 9.48	$ 9.54	$ 7.87
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.02)	.01	.07H	-J
Net realized and unrealized gain (loss)	1.34	.06	2.84	1.05	(.06)	1.79
Total from investment operations	1.30	-	2.82	1.06	.01	1.79
Distributions from net investment income	-	-	-J	(.03)	(.06)	(.03)
Distributions from net realized gain	-	-	(.01)	(.01)	(.02)	(.09)
Total distributions	-	-	(.01)	(.04)	(.07)K	(.12)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.61	$ 13.31	$ 13.31	$ 10.50	$ 9.48	$ 9.54
Total ReturnB, C, D	9.77%	-%	26.86%	11.21%	.10%	23.03%
Ratios to Average Net Assets F, I
Expenses before reductions	2.33%A	2.38%	2.46%	2.50%	2.09%	1.91%
Expenses net of fee waivers, if any	2.33%A	2.38%	2.40%	2.40%	2.09%	1.91%
Expenses net of all reductions	2.32%A	2.38%	2.39%	2.39%	2.07%	1.90%
Net investment income (loss)	(.55)%A	(.43)%	(.16)%	.10%	.68%H	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 693	$ 744	$ 1,410	$ 1,966	$ 2,293	$ 2,902
Portfolio turnover rateG	17% A	18%	31%	28%	24%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 13.28	$ 10.48	$ 9.47	$ 9.53	$ 7.86
Income from Investment Operations
Net investment income (loss)E	(.04)	(.06)	(.02)	.01	.07H	-J
Net realized and unrealized gain (loss)	1.33	.06	2.84	1.04	(.06)	1.79
Total from investment operations	1.29	-	2.82	1.05	.01	1.79
Distributions from net investment income	-	-	(.01)	(.03)	(.06)	(.03)
Distributions from net realized gain	-	(.05)	(.01)	(.01)	(.02)	(.09)
Total distributions	-	(.05)	(.02)	(.04)	(.07)K	(.12)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.52	$ 13.23	$ 13.28	$ 10.48	$ 9.47	$ 9.53
Total ReturnB, C, D	9.75%	.03%	26.91%	11.13%	.10%	23.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.32%A	2.38%	2.45%	2.50%	2.09%	1.91%
Expenses net of fee waivers, if any	2.32%A	2.38%	2.40%	2.40%	2.09%	1.91%
Expenses net of all reductions	2.32%A	2.38%	2.39%	2.39%	2.07%	1.90%
Net investment income (loss)	(.54)%A	(.42)%	(.16)%	.10%	.68%H	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,051	$ 8,438	$ 8,070	$ 6,608	$ 6,900	$ 8,936
Portfolio turnover rateG	17% A	18%	31%	28%	24%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.80	$ 13.82	$ 10.88	$ 9.85	$ 9.92	$ 8.14
Income from Investment Operations
Net investment income (loss)D	.04	.09	.10	.11	.17G	.09
Net realized and unrealized gain (loss)	1.37	.06	2.95	1.07	(.06)	1.87
Total from investment operations	1.41	.15	3.05	1.18	.11	1.96
Distributions from net investment income	(.09)	(.09)	(.10)	(.14)	(.14)	(.09)
Distributions from net realized gain	(.02)	(.08)	(.01)	(.01)	(.04)	(.09)
Total distributions	(.11)	(.17)	(.11)	(.15)	(.18)	(.18)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 15.10	$ 13.80	$ 13.82	$ 10.88	$ 9.85	$ 9.92
Total ReturnB, C	10.31%	1.11%	28.24%	12.21%	1.10%	24.43%
Ratios to Average Net Assets E, H
Expenses before reductions	1.26%A	1.30%	1.39%	1.47%	1.08%	.91%
Expenses net of fee waivers, if any	1.26%A	1.30%	1.39%	1.40%	1.08%	.91%
Expenses net of all reductions	1.26%A	1.30%	1.38%	1.39%	1.06%	.89%
Net investment income (loss)	.52%A	.65%	.85%	1.10%	1.69%G	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$583,522	$ 584,253	$ 518,121	$ 334,918	$ 328,262	$ 398,331
Portfolio turnover rateF	17% A	18%	31%	28%	24%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.81	$ 13.83	$ 10.90	$ 9.86	$ 9.93	$ 8.14
Income from Investment Operations
Net investment income (loss)D	.04	.08	.11	.11	.18G	.09
Net realized and unrealized gain (loss)	1.38	.07	2.93	1.08	(.06)	1.86
Total from investment operations	1.42	.15	3.04	1.19	.12	1.95
Distributions from net investment income	(.11)	(.09)	(.10)	(.14)	(.15)	(.07)
Distributions from net realized gain	(.02)	(.08)	(.01)	(.01)	(.04)	(.09)
Total distributions	(.13)	(.17)	(.11)	(.15)	(.19)	(.16)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 15.10	$ 13.81	$ 13.83	$ 10.90	$ 9.86	$ 9.93
Total ReturnB, C	10.36%	1.11%	28.11%	12.32%	1.13%	24.33%
Ratios to Average Net Assets E, H
Expenses before reductions	1.22%A	1.36%	1.38%	1.44%	1.03%	.90%
Expenses net of fee waivers, if any	1.22%A	1.36%	1.37%	1.40%	1.03%	.90%
Expenses net of all reductions	1.22%A	1.36%	1.37%	1.39%	1.02%	.88%
Net investment income (loss)	.55%A	.60%	.87%	1.10%	1.74%G	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$83,926	$ 29,822	$ 5,670	$ 4,591	$ 1,395	$ 2,418
Portfolio turnover rateF	17% A	18%	31%	28%	24%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap Opportunities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 177,137,274
Gross unrealized depreciation	(24,246,066)
Net unrealized appreciation (depreciation) on securities	$ 152,891,208

Tax cost	$ 569,382,137

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (284,273,262)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $54,722,372 and $65,319,886, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to its benchmark index, the MSCI EAFE Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .93% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 30,922	$ 973
Class T	.25%	.25%	24,256	265
Class B	.75%	.25%	3,484	2,627
Class C	.75%	.25%	43,280	5,695
			$ 101,942	$ 9,560

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,312
Class T	1,244
Class B*	43
Class C*	2,160
$ 10,759

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 35,457.29
Class T	14,581.30
Class B	1,024.29
Class C	12,577.29
International Small Cap Opportunities	634,263.23
Institutional Class	57,526.19
	$ 755,428

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $139 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $510 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers

Semiannual Report

7. Security Lending - continued

and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11,304, including $739 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,530 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Small Cap Opportunities expenses during the period in the amount of $390.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 91,925	$ 88,584
Class T	4,261	17,038
International Small Cap Opportunities	3,599,410	3,435,414
Institutional Class	286,715	39,565
Total	$ 3,982,311	$ 3,580,601
From net realized gain
Class A	$ 38,609	$ 127,238
Class T	14,913	56,084
Class C	-	33,933
International Small Cap Opportunities	839,863	2,982,391
Institutional Class	56,271	33,974
Total	$ 949,656	$ 3,233,620

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	296,540	589,478	$ 4,175,572	$ 8,266,636
Reinvestment of distributions	9,185	14,226	124,545	191,200
Shares redeemed	(339,024)	(381,134)	(4,653,491)	(5,353,937)
Net increase (decrease)	(33,299)	222,570	$ (353,374)	$ 3,103,899
Class T
Shares sold	56,447	159,216	$ 810,926	$ 2,266,530
Reinvestment of distributions	1,404	5,309	18,926	70,882
Shares redeemed	(91,744)	(142,062)	(1,266,142)	(1,989,964)
Net increase (decrease)	(33,893)	22,463	$ (436,290)	$ 347,448
Class B
Shares sold	5,597	1,461	$ 74,264	$ 20,212
Shares redeemed	(14,082)	(51,497)	(190,285)	(706,187)
Net increase (decrease)	(8,485)	(50,036)	$ (116,021)	$ (685,975)
Class C
Shares sold	207,711	200,445	$ 2,874,998	$ 2,745,030
Reinvestment of distributions	-	2,336	-	30,621
Shares redeemed	(84,605)	(172,604)	(1,124,774)	(2,374,401)
Net increase (decrease)	123,106	30,177	$ 1,750,224	$ 401,250
International Small Cap Opportunities
Shares sold	3,587,994	13,421,171	$ 51,217,952	$ 191,269,160
Reinvestment of distributions	239,997	360,554	3,280,752	4,881,895
Shares redeemed	(7,541,433)	(8,930,544)	(104,724,934)	(127,222,877)
Net increase (decrease)	(3,713,442)	4,851,181	$ (50,226,230)	$ 68,928,178
Institutional Class
Shares sold	3,812,188	2,469,158	$ 52,569,472	$ 34,766,175
Reinvestment of distributions	23,468	4,980	320,812	67,530
Shares redeemed	(437,357)	(724,026)	(6,111,646)	(9,726,800)
Net increase (decrease)	3,398,299	1,750,112	$ 46,778,638	$ 25,106,905

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Investment Management
(U.K.) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AILS-USAN-0615
1.815093.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Small Cap Opportunities

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
International Small Cap
Opportunities Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.57%
Actual		$ 1,000.00	$ 1,102.40	$ 8.18
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class T	1.83%
Actual		$ 1,000.00	$ 1,100.50	$ 9.53
HypotheticalA		$ 1,000.00	$ 1,015.72	$ 9.15
Class B	2.33%
Actual		$ 1,000.00	$ 1,097.70	$ 12.12
HypotheticalA		$ 1,000.00	$ 1,013.24	$ 11.63
Class C	2.32%
Actual		$ 1,000.00	$ 1,097.50	$ 12.07
HypotheticalA		$ 1,000.00	$ 1,013.29	$ 11.58
International Small Cap Opportunities	1.26%
Actual		$ 1,000.00	$ 1,103.10	$ 6.57
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.31
Institutional Class	1.22%
Actual		$ 1,000.00	$ 1,103.60	$ 6.36
HypotheticalA		$ 1,000.00	$ 1,018.74	$ 6.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Japan 26.7%
United Kingdom 21.4%
United States of America* 11.7%
Germany 5.2%
Italy 4.6%
Netherlands 3.3%
Korea (South) 2.8%
Sweden 2.8%
France 1.9%
Other 19.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2014
Japan 27.3%
United Kingdom 20.5%
United States of America* 12.8%
Germany 4.8%
Italy 4.0%
Netherlands 3.5%
Sweden 2.7%
Korea (South) 2.4%
France 2.0%
Other 20.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.7	97.2
Short-Term Investments and Net Other Assets (Liabilities)	3.3	2.8
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Japan, Specialty Retail)	2.2	2.3
Unite Group PLC (United Kingdom, Real Estate Management & Development)	1.8	1.6
Azimut Holding SpA (Italy, Capital Markets)	1.8	1.5
CTS Eventim AG (Germany, Media)	1.7	1.5
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.7	1.7
OSG Corp. (Japan, Machinery)	1.7	1.4
Interpump Group SpA (Italy, Machinery)	1.6	1.4
SS&C Technologies Holdings, Inc. (United States of America, Software)	1.6	1.6
Seven Bank Ltd. (Japan, Banks)	1.6	1.4
Fagerhult AB (Sweden, Electrical Equipment)	1.5	1.5
	17.2
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	20.6	20.5
Financials	19.7	19.4
Consumer Discretionary	19.3	18.4
Information Technology	9.9	9.2
Consumer Staples	9.3	9.6
Materials	8.4	10.7
Health Care	7.1	6.4
Energy	2.4	3.0

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 1.8%
DuluxGroup Ltd.	735,764	$ 3,685,623
Imdex Ltd. (a)	1,779,471	478,783
RCG Corp. Ltd.	3,904,148	3,120,443
Sydney Airport unit	684,757	2,920,746
TFS Corp. Ltd.	1,973,026	2,591,848
TOTAL AUSTRALIA		12,797,443
Austria - 1.4%
Andritz AG	117,900	6,902,663
Zumtobel AG	122,581	3,353,005
TOTAL AUSTRIA		10,255,668
Belgium - 1.3%
Gimv NV	56,688	2,631,522
KBC Ancora (a)	174,438	6,543,945
TOTAL BELGIUM		9,175,467
Bermuda - 1.1%
Lazard Ltd. Class A	53,699	2,847,658
Petra Diamonds Ltd. (a)	1,320,709	3,167,574
Vostok Nafta Investment Ltd. SDR (a)	316,909	2,094,015
TOTAL BERMUDA		8,109,247
British Virgin Islands - 0.2%
Gem Diamonds Ltd.	722,996	1,545,863
Canada - 1.5%
Cara Operations Ltd. (a)	31,900	832,864
McCoy Global, Inc.	105,400	360,797
New Look Eyewear, Inc.	75,100	1,780,240
Pason Systems, Inc.	244,600	4,403,408
ShawCor Ltd. Class A	106,500	3,605,906
TOTAL CANADA		10,983,215
Cayman Islands - 0.7%
58.com, Inc. ADR (a)(d)	62,900	4,798,012
Common Stocks - continued
	Shares	Value
Denmark - 1.7%
Jyske Bank A/S (Reg.) (a)	132,127	$ 6,470,113
Spar Nord Bank A/S	521,369	5,633,723
TOTAL DENMARK		12,103,836
Finland - 0.4%
Tikkurila Oyj	142,846	2,942,085
France - 1.9%
Coface SA	187,000	2,330,832
Laurent-Perrier Group SA	31,163	2,924,579
Vetoquinol SA	56,184	2,230,707
Virbac SA	23,352	6,077,620
TOTAL FRANCE		13,563,738
Germany - 4.0%
alstria office REIT-AG	154,000	2,182,108
CompuGroup Medical AG	269,478	7,702,704
CTS Eventim AG (d)	362,280	12,345,909
Fielmann AG	96,874	6,580,301
TOTAL GERMANY		28,811,022
Greece - 0.4%
Titan Cement Co. SA (Reg.)	108,280	2,730,966
India - 0.4%
Jyothy Laboratories Ltd. (a)	768,645	3,005,747
Ireland - 1.5%
FBD Holdings PLC	240,328	2,584,342
James Hardie Industries PLC:
CDI	165,775	1,916,628
sponsored ADR	112,915	6,520,841
TOTAL IRELAND		11,021,811
Israel - 1.7%
Azrieli Group	90,005	3,883,062
Ituran Location & Control Ltd.	84,286	1,924,249
Sarine Technologies Ltd.	1,202,400	1,862,848
Strauss Group Ltd. (a)	229,344	4,082,532
TOTAL ISRAEL		11,752,691
Italy - 4.6%
Azimut Holding SpA	436,997	12,827,050
Banco di Desio e della Brianza SpA	108,480	382,969
Common Stocks - continued
	Shares	Value
Italy - continued
Beni Stabili SpA SIIQ	9,945,675	$ 8,200,939
Interpump Group SpA	697,943	11,737,118
TOTAL ITALY		33,148,076
Japan - 26.7%
Aozora Bank Ltd.	1,452,000	5,431,119
Artnature, Inc.	317,600	2,954,335
Asahi Co. Ltd.	268,000	2,367,316
Autobacs Seven Co. Ltd.	222,000	3,457,767
Azbil Corp.	218,800	5,763,648
Broadleaf Co. Ltd.	66,000	1,028,988
Coca-Cola Central Japan Co. Ltd.	274,100	5,122,130
Cosmos Pharmaceutical Corp.	14,300	1,925,254
Daiichikosho Co. Ltd.	94,400	3,044,565
Daikokutenbussan Co. Ltd.	168,700	7,081,734
GCA Savvian Group Corp.	167,100	1,784,755
Glory Ltd.	116,800	3,232,714
Goldcrest Co. Ltd.	313,130	6,154,323
Harmonic Drive Systems, Inc.	151,800	3,205,967
Iwatsuka Confectionary Co. Ltd.	63,300	3,795,980
Japan Digital Laboratory Co.	135,000	2,055,977
Kobayashi Pharmaceutical Co. Ltd.	67,500	4,729,653
Koshidaka Holdings Co. Ltd.	152,900	3,165,072
Lasertec Corp.	181,700	2,536,750
Medikit Co. Ltd.	73,200	2,281,796
Meiko Network Japan Co. Ltd.	112,600	1,392,024
Miraial Co. Ltd.	73,200	887,375
Nabtesco Corp.	185,800	5,110,248
Nagaileben Co. Ltd.	307,600	5,546,220
ND Software Co. Ltd.	70,982	831,491
Nihon M&A Center, Inc.	62,500	2,174,966
Nihon Parkerizing Co. Ltd.	648,000	7,366,993
Nippon Seiki Co. Ltd.	148,000	2,975,642
NS Tool Co. Ltd.	35,600	567,650
OBIC Co. Ltd.	189,800	7,939,450
OSG Corp.	575,500	11,965,726
Paramount Bed Holdings Co. Ltd.	74,200	2,010,463
San-Ai Oil Co. Ltd.	381,000	2,530,621
Seven Bank Ltd.	2,093,800	11,281,125
SHO-BOND Holdings Co. Ltd.	193,700	8,539,392
Shoei Co. Ltd.	194,100	3,130,389
SK Kaken Co. Ltd.	35,000	3,050,681
Common Stocks - continued
	Shares	Value
Japan - continued
Software Service, Inc.	62,900	$ 2,494,861
Techno Medica Co. Ltd.	79,400	1,625,073
TFP Consulting Group Co. Ltd.	46,700	1,393,206
The Monogatari Corp.	61,000	2,041,393
The Nippon Synthetic Chemical Industry Co. Ltd.	421,000	2,946,369
TKC Corp.	166,900	3,986,171
Tocalo Co. Ltd.	117,000	2,297,249
Tsutsumi Jewelry Co. Ltd.	81,000	1,924,784
USS Co. Ltd.	885,800	15,596,992
Workman Co. Ltd.	79,900	4,197,128
Yamato Kogyo Co. Ltd.	183,500	4,317,373
TOTAL JAPAN		191,240,898
Korea (South) - 2.8%
BGFretail Co. Ltd.	67,672	7,382,217
Coway Co. Ltd.	106,533	8,931,242
Leeno Industrial, Inc.	91,751	3,918,398
TOTAL KOREA (SOUTH)		20,231,857
Mexico - 0.6%
Consorcio ARA S.A.B. de CV (a)	9,674,378	4,117,696
Netherlands - 3.3%
Aalberts Industries NV	319,501	9,905,396
ASM International NV (depositary receipt)	53,400	2,579,754
Heijmans NV (Certificaten Van Aandelen)	223,092	2,982,079
VastNed Retail NV	164,729	8,043,961
TOTAL NETHERLANDS		23,511,190
Norway - 0.3%
Kongsberg Gruppen ASA	100,000	2,148,813
Philippines - 0.5%
Jollibee Food Corp.	796,090	3,550,867
South Africa - 1.6%
Alexander Forbes Group Holding (a)	2,593,721	2,147,580
Clicks Group Ltd.	853,287	6,547,994
Nampak Ltd.	795,900	2,853,432
TOTAL SOUTH AFRICA		11,549,006
Common Stocks - continued
	Shares	Value
Spain - 1.2%
Hispania Activos Inmobiliarios SA (a)	132,300	$ 1,885,307
Prosegur Compania de Seguridad SA (Reg.)	1,112,590	6,413,589
TOTAL SPAIN		8,298,896
Sweden - 2.8%
Fagerhult AB	577,812	10,367,313
Intrum Justitia AB	296,534	9,338,507
TOTAL SWEDEN		19,705,820
Taiwan - 0.4%
Addcn Technology Co. Ltd.	210,000	2,807,908
Turkey - 0.9%
Albaraka Turk Katilim Bankasi A/S	4,052,046	2,622,929
Coca-Cola Icecek Sanayi A/S	221,362	3,756,180
TOTAL TURKEY		6,379,109
United Kingdom - 21.4%
AA PLC	235,320	1,504,063
Babcock International Group PLC	164,700	2,540,650
Bellway PLC	292,072	8,879,635
Berendsen PLC	637,963	10,142,051
Britvic PLC	511,971	5,685,734
Dechra Pharmaceuticals PLC	367,050	5,734,985
Derwent London PLC	91,710	4,827,206
Elementis PLC	1,482,810	6,900,339
Great Portland Estates PLC	574,189	7,009,171
H&T Group PLC	264,353	775,206
Hilton Food Group PLC	218,188	1,437,948
Howden Joinery Group PLC	612,700	4,361,700
Informa PLC	1,001,781	8,531,734
InterContinental Hotel Group PLC ADR	116,931	4,982,430
ITE Group PLC	1,122,534	3,223,212
Johnson Matthey PLC	82,875	4,237,302
JUST EAT Ltd. (a)	313,000	2,194,903
Meggitt PLC	584,690	4,725,099
Rightmove PLC	68,200	3,301,523
Rotork PLC	92,500	3,337,902
Shaftesbury PLC	637,673	8,200,530
Spectris PLC	273,478	8,988,030
Spirax-Sarco Engineering PLC	235,821	12,206,818
Taylor Wimpey PLC	2,007,600	5,097,665
Ted Baker PLC	133,700	5,839,524
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Ultra Electronics Holdings PLC	218,058	$ 5,798,823
Unite Group PLC	1,424,823	13,035,245
TOTAL UNITED KINGDOM		153,499,428
United States of America - 8.4%
ANSYS, Inc. (a)	21,085	1,809,936
Autoliv, Inc.	48,200	5,722,304
Broadridge Financial Solutions, Inc.	48,905	2,636,958
China Biologic Products, Inc. (a)	30,380	2,905,543
Dril-Quip, Inc. (a)	38,695	3,084,765
Evercore Partners, Inc. Class A	56,600	2,730,384
Kennedy-Wilson Holdings, Inc.	257,629	6,384,047
Martin Marietta Materials, Inc.	19,720	2,813,058
Mohawk Industries, Inc. (a)	34,500	5,985,750
Oceaneering International, Inc.	47,702	2,628,857
PriceSmart, Inc.	83,899	6,750,514
ResMed, Inc.	43,300	2,768,602
Solera Holdings, Inc.	57,656	2,797,469
SS&C Technologies Holdings, Inc.	189,258	11,387,654
TOTAL UNITED STATES OF AMERICA		60,405,841
TOTAL COMMON STOCKS (Cost $529,613,258)		684,192,216
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.2%
Sartorius AG (non-vtg.) (Cost $6,020,447)	52,679	8,733,766
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	21,774,313	$ 21,774,313
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	7,573,050	7,573,050
TOTAL MONEY MARKET FUNDS (Cost $29,347,363)		29,347,363
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $564,981,068)		722,273,345
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(5,745,585)
NET ASSETS - 100%		$ 716,527,760
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,801
Fidelity Securities Lending Cash Central Fund	11,304
Total	$ 23,105
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 140,478,111	$ 39,023,836	$ 101,454,275	$ -
Consumer Staples	67,182,531	31,525,184	35,657,347	-
Energy	16,614,354	14,083,733	2,530,621	-
Financials	140,925,166	20,615,660	120,309,506	-
Health Care	50,943,831	5,674,145	45,269,686	-
Industrials	146,674,601	4,783,594	141,891,007	-
Information Technology	70,041,630	34,660,338	35,381,292	-
Materials	60,065,758	20,860,213	39,205,545	-
Money Market Funds	29,347,363	29,347,363	-	-
Total Investments in Securities:	$ 722,273,345	$ 200,574,066	$ 521,699,279	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 284,109,312
Level 2 to Level 1	$ 24,803,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,168,659) - See accompanying schedule: Unaffiliated issuers (cost $535,633,705)	$ 692,925,982
Fidelity Central Funds (cost $29,347,363)	29,347,363
Total Investments (cost $564,981,068)		$ 722,273,345
Cash		403
Receivable for investments sold		705,723
Receivable for fund shares sold		2,046,014
Dividends receivable		3,099,257
Distributions receivable from Fidelity Central Funds		3,684
Prepaid expenses		511
Other receivables		7,641
Total assets		728,136,578

Liabilities
Payable for investments purchased	$ 2,760,147
Payable for fund shares redeemed	498,949
Accrued management fee	536,930
Distribution and service plan fees payable	19,445
Other affiliated payables	158,612
Other payables and accrued expenses	61,685
Collateral on securities loaned, at value	7,573,050
Total liabilities		11,608,818

Net Assets		$ 716,527,760
Net Assets consist of:
Paid in capital		$ 826,093,322
Undistributed net investment income		1,599,439
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(268,485,696)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		157,320,695
Net Assets		$ 716,527,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,951,611 ÷ 1,800,939 shares)	$ 14.97

Maximum offering price per share (100/94.25 of $14.97)	$ 15.88
Class T: Net Asset Value and redemption price per share ($10,384,127 ÷ 699,021 shares)	$ 14.86

Maximum offering price per share (100/96.50 of $14.86)	$ 15.40
Class B: Net Asset Value and offering price per share ($693,196 ÷ 47,434 shares)A	$ 14.61

Class C: Net Asset Value and offering price per share ($11,050,541 ÷ 761,041 shares)A	$ 14.52

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($583,522,169 ÷ 38,634,638 shares)	$ 15.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,926,116 ÷ 5,558,259 shares)	$ 15.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 6,324,383
Income from Fidelity Central Funds		23,105
Income before foreign taxes withheld		6,347,488
Less foreign taxes withheld		(515,177)
Total income		5,832,311

Expenses
Management fee Basic fee	$ 2,790,821
Performance adjustment	282,031
Transfer agent fees	755,428
Distribution and service plan fees	101,942
Accounting and security lending fees	162,446
Custodian fees and expenses	71,755
Independent trustees' compensation	1,280
Registration fees	43,305
Audit	40,021
Legal	1,103
Miscellaneous	2,866
Total expenses before reductions	4,252,998
Expense reductions	(11,920)	4,241,078
Net investment income (loss)		1,591,233
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,808,918
Foreign currency transactions	(133,001)
Total net realized gain (loss)		20,675,917
Change in net unrealized appreciation (depreciation) on: Investment securities	43,455,593
Assets and liabilities in foreign currencies	74,408
Total change in net unrealized appreciation (depreciation)		43,530,001
Net gain (loss)		64,205,918
Net increase (decrease) in net assets resulting from operations		$ 65,797,151

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,591,233	$ 3,975,650
Net realized gain (loss)	20,675,917	27,466,423
Change in net unrealized appreciation (depreciation)	43,530,001	(28,661,157)
Net increase (decrease) in net assets resulting from operations	65,797,151	2,780,916
Distributions to shareholders from net investment income	(3,982,311)	(3,580,601)
Distributions to shareholders from net realized gain	(949,656)	(3,233,620)
Total distributions	(4,931,967)	(6,814,221)
Share transactions - net increase (decrease)	(2,603,053)	97,201,705
Redemption fees	54,477	84,800
Total increase (decrease) in net assets	58,316,608	93,253,200

Net Assets
Beginning of period	658,211,152	564,957,952
End of period (including undistributed net investment income of $1,599,439 and undistributed net investment income of $3,990,517, respectively)	$ 716,527,760	$ 658,211,152

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.65	$ 13.68	$ 10.78	$ 9.75	$ 9.82	$ 8.07
Income from Investment Operations
Net investment income (loss) E	.01	.05	.07	.08	.15H	.06
Net realized and unrealized gain (loss)	1.38	.05	2.91	1.07	(.07)	1.85
Total from investment operations	1.39	.10	2.98	1.15	.08	1.91
Distributions from net investment income	(.05)	(.06)	(.08)	(.11)	(.11)	(.07)
Distributions from net realized gain	(.02)	(.08)	(.01)	(.01)	(.04)	(.09)
Total distributions	(.07)	(.13)L	(.08)K	(.12)	(.15)	(.16)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.97	$ 13.65	$ 13.68	$ 10.78	$ 9.75	$ 9.82
Total ReturnB, C, D	10.24%	.78%	27.85%	12.00%	.81%	24.05%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57%A	1.63%	1.70%	1.75%	1.34%	1.16%
Expenses net of fee waivers, if any	1.57%A	1.63%	1.65%	1.65%	1.33%	1.16%
Expenses net of all reductions	1.57%A	1.63%	1.64%	1.64%	1.32%	1.15%
Net investment income (loss)	.21%A	.33%	.59%	.85%	1.44%H	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$26,952	$ 25,041	$ 22,052	$ 18,194	$ 18,686	$ 20,228
Portfolio turnover rateG	17% A	18%	31%	28%	24%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.08 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.005 per share. LTotal distributions of $.13 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.53	$ 13.56	$ 10.69	$ 9.66	$ 9.72	$ 8.00
Income from Investment Operations
Net investment income (loss) E	-J	.01	.04	.06	.12H	.04
Net realized and unrealized gain (loss)	1.36	.06	2.89	1.06	(.06)	1.83
Total from investment operations	1.36	.07	2.93	1.12	.06	1.87
Distributions from net investment income	(.01)	(.02)	(.05)	(.08)	(.08)	(.06)
Distributions from net realized gain	(.02)	(.08)	(.01)	(.01)	(.04)	(.09)
Total distributions	(.03)	(.10)	(.06)	(.09)	(.12)	(.15)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.86	$ 13.53	$ 13.56	$ 10.69	$ 9.66	$ 9.72
Total ReturnB, C, D	10.05%	.55%	27.53%	11.72%	.60%	23.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83%A	1.89%	1.96%	2.02%	1.60%	1.43%
Expenses net of fee waivers, if any	1.83%A	1.89%	1.90%	1.90%	1.60%	1.43%
Expenses net of all reductions	1.83%A	1.89%	1.89%	1.89%	1.59%	1.41%
Net investment income (loss)	(.06)%A	.07%	.34%	.60%	1.17%H	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,384	$ 9,913	$ 9,634	$ 8,169	$ 8,701	$ 11,202
Portfolio turnover rateG	17% A	18%	31%	28%	24%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .54%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 13.31	$ 10.50	$ 9.48	$ 9.54	$ 7.87
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.02)	.01	.07H	-J
Net realized and unrealized gain (loss)	1.34	.06	2.84	1.05	(.06)	1.79
Total from investment operations	1.30	-	2.82	1.06	.01	1.79
Distributions from net investment income	-	-	-J	(.03)	(.06)	(.03)
Distributions from net realized gain	-	-	(.01)	(.01)	(.02)	(.09)
Total distributions	-	-	(.01)	(.04)	(.07)K	(.12)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.61	$ 13.31	$ 13.31	$ 10.50	$ 9.48	$ 9.54
Total ReturnB, C, D	9.77%	-%	26.86%	11.21%	.10%	23.03%
Ratios to Average Net Assets F, I
Expenses before reductions	2.33%A	2.38%	2.46%	2.50%	2.09%	1.91%
Expenses net of fee waivers, if any	2.33%A	2.38%	2.40%	2.40%	2.09%	1.91%
Expenses net of all reductions	2.32%A	2.38%	2.39%	2.39%	2.07%	1.90%
Net investment income (loss)	(.55)%A	(.43)%	(.16)%	.10%	.68%H	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 693	$ 744	$ 1,410	$ 1,966	$ 2,293	$ 2,902
Portfolio turnover rateG	17% A	18%	31%	28%	24%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 13.28	$ 10.48	$ 9.47	$ 9.53	$ 7.86
Income from Investment Operations
Net investment income (loss)E	(.04)	(.06)	(.02)	.01	.07H	-J
Net realized and unrealized gain (loss)	1.33	.06	2.84	1.04	(.06)	1.79
Total from investment operations	1.29	-	2.82	1.05	.01	1.79
Distributions from net investment income	-	-	(.01)	(.03)	(.06)	(.03)
Distributions from net realized gain	-	(.05)	(.01)	(.01)	(.02)	(.09)
Total distributions	-	(.05)	(.02)	(.04)	(.07)K	(.12)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.52	$ 13.23	$ 13.28	$ 10.48	$ 9.47	$ 9.53
Total ReturnB, C, D	9.75%	.03%	26.91%	11.13%	.10%	23.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.32%A	2.38%	2.45%	2.50%	2.09%	1.91%
Expenses net of fee waivers, if any	2.32%A	2.38%	2.40%	2.40%	2.09%	1.91%
Expenses net of all reductions	2.32%A	2.38%	2.39%	2.39%	2.07%	1.90%
Net investment income (loss)	(.54)%A	(.42)%	(.16)%	.10%	.68%H	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,051	$ 8,438	$ 8,070	$ 6,608	$ 6,900	$ 8,936
Portfolio turnover rateG	17% A	18%	31%	28%	24%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.80	$ 13.82	$ 10.88	$ 9.85	$ 9.92	$ 8.14
Income from Investment Operations
Net investment income (loss)D	.04	.09	.10	.11	.17G	.09
Net realized and unrealized gain (loss)	1.37	.06	2.95	1.07	(.06)	1.87
Total from investment operations	1.41	.15	3.05	1.18	.11	1.96
Distributions from net investment income	(.09)	(.09)	(.10)	(.14)	(.14)	(.09)
Distributions from net realized gain	(.02)	(.08)	(.01)	(.01)	(.04)	(.09)
Total distributions	(.11)	(.17)	(.11)	(.15)	(.18)	(.18)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 15.10	$ 13.80	$ 13.82	$ 10.88	$ 9.85	$ 9.92
Total ReturnB, C	10.31%	1.11%	28.24%	12.21%	1.10%	24.43%
Ratios to Average Net Assets E, H
Expenses before reductions	1.26%A	1.30%	1.39%	1.47%	1.08%	.91%
Expenses net of fee waivers, if any	1.26%A	1.30%	1.39%	1.40%	1.08%	.91%
Expenses net of all reductions	1.26%A	1.30%	1.38%	1.39%	1.06%	.89%
Net investment income (loss)	.52%A	.65%	.85%	1.10%	1.69%G	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$583,522	$ 584,253	$ 518,121	$ 334,918	$ 328,262	$ 398,331
Portfolio turnover rateF	17% A	18%	31%	28%	24%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.81	$ 13.83	$ 10.90	$ 9.86	$ 9.93	$ 8.14
Income from Investment Operations
Net investment income (loss)D	.04	.08	.11	.11	.18G	.09
Net realized and unrealized gain (loss)	1.38	.07	2.93	1.08	(.06)	1.86
Total from investment operations	1.42	.15	3.04	1.19	.12	1.95
Distributions from net investment income	(.11)	(.09)	(.10)	(.14)	(.15)	(.07)
Distributions from net realized gain	(.02)	(.08)	(.01)	(.01)	(.04)	(.09)
Total distributions	(.13)	(.17)	(.11)	(.15)	(.19)	(.16)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 15.10	$ 13.81	$ 13.83	$ 10.90	$ 9.86	$ 9.93
Total ReturnB, C	10.36%	1.11%	28.11%	12.32%	1.13%	24.33%
Ratios to Average Net Assets E, H
Expenses before reductions	1.22%A	1.36%	1.38%	1.44%	1.03%	.90%
Expenses net of fee waivers, if any	1.22%A	1.36%	1.37%	1.40%	1.03%	.90%
Expenses net of all reductions	1.22%A	1.36%	1.37%	1.39%	1.02%	.88%
Net investment income (loss)	.55%A	.60%	.87%	1.10%	1.74%G	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$83,926	$ 29,822	$ 5,670	$ 4,591	$ 1,395	$ 2,418
Portfolio turnover rateF	17% A	18%	31%	28%	24%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap Opportunities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 177,137,274
Gross unrealized depreciation	(24,246,066)
Net unrealized appreciation (depreciation) on securities	$ 152,891,208

Tax cost	$ 569,382,137

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (284,273,262)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $54,722,372 and $65,319,886, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to its benchmark index, the MSCI EAFE Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .93% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 30,922	$ 973
Class T	.25%	.25%	24,256	265
Class B	.75%	.25%	3,484	2,627
Class C	.75%	.25%	43,280	5,695
			$ 101,942	$ 9,560

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,312
Class T	1,244
Class B*	43
Class C*	2,160
$ 10,759

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 35,457.29
Class T	14,581.30
Class B	1,024.29
Class C	12,577.29
International Small Cap Opportunities	634,263.23
Institutional Class	57,526.19
	$ 755,428

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $139 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $510 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers

Semiannual Report

7. Security Lending - continued

and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11,304, including $739 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,530 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Small Cap Opportunities expenses during the period in the amount of $390.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 91,925	$ 88,584
Class T	4,261	17,038
International Small Cap Opportunities	3,599,410	3,435,414
Institutional Class	286,715	39,565
Total	$ 3,982,311	$ 3,580,601
From net realized gain
Class A	$ 38,609	$ 127,238
Class T	14,913	56,084
Class C	-	33,933
International Small Cap Opportunities	839,863	2,982,391
Institutional Class	56,271	33,974
Total	$ 949,656	$ 3,233,620

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	296,540	589,478	$ 4,175,572	$ 8,266,636
Reinvestment of distributions	9,185	14,226	124,545	191,200
Shares redeemed	(339,024)	(381,134)	(4,653,491)	(5,353,937)
Net increase (decrease)	(33,299)	222,570	$ (353,374)	$ 3,103,899
Class T
Shares sold	56,447	159,216	$ 810,926	$ 2,266,530
Reinvestment of distributions	1,404	5,309	18,926	70,882
Shares redeemed	(91,744)	(142,062)	(1,266,142)	(1,989,964)
Net increase (decrease)	(33,893)	22,463	$ (436,290)	$ 347,448
Class B
Shares sold	5,597	1,461	$ 74,264	$ 20,212
Shares redeemed	(14,082)	(51,497)	(190,285)	(706,187)
Net increase (decrease)	(8,485)	(50,036)	$ (116,021)	$ (685,975)
Class C
Shares sold	207,711	200,445	$ 2,874,998	$ 2,745,030
Reinvestment of distributions	-	2,336	-	30,621
Shares redeemed	(84,605)	(172,604)	(1,124,774)	(2,374,401)
Net increase (decrease)	123,106	30,177	$ 1,750,224	$ 401,250
International Small Cap Opportunities
Shares sold	3,587,994	13,421,171	$ 51,217,952	$ 191,269,160
Reinvestment of distributions	239,997	360,554	3,280,752	4,881,895
Shares redeemed	(7,541,433)	(8,930,544)	(104,724,934)	(127,222,877)
Net increase (decrease)	(3,713,442)	4,851,181	$ (50,226,230)	$ 68,928,178
Institutional Class
Shares sold	3,812,188	2,469,158	$ 52,569,472	$ 34,766,175
Reinvestment of distributions	23,468	4,980	320,812	67,530
Shares redeemed	(437,357)	(724,026)	(6,111,646)	(9,726,800)
Net increase (decrease)	3,398,299	1,750,112	$ 46,778,638	$ 25,106,905

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AILSI-USAN-0615
1.815084.109

Fidelity®

International Small Cap Opportunities

Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.57%
Actual		$ 1,000.00	$ 1,102.40	$ 8.18
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class T	1.83%
Actual		$ 1,000.00	$ 1,100.50	$ 9.53
HypotheticalA		$ 1,000.00	$ 1,015.72	$ 9.15
Class B	2.33%
Actual		$ 1,000.00	$ 1,097.70	$ 12.12
HypotheticalA		$ 1,000.00	$ 1,013.24	$ 11.63
Class C	2.32%
Actual		$ 1,000.00	$ 1,097.50	$ 12.07
HypotheticalA		$ 1,000.00	$ 1,013.29	$ 11.58
International Small Cap Opportunities	1.26%
Actual		$ 1,000.00	$ 1,103.10	$ 6.57
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.31
Institutional Class	1.22%
Actual		$ 1,000.00	$ 1,103.60	$ 6.36
HypotheticalA		$ 1,000.00	$ 1,018.74	$ 6.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Japan 26.7%
United Kingdom 21.4%
United States of America* 11.7%
Germany 5.2%
Italy 4.6%
Netherlands 3.3%
Korea (South) 2.8%
Sweden 2.8%
France 1.9%
Other 19.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2014
Japan 27.3%
United Kingdom 20.5%
United States of America* 12.8%
Germany 4.8%
Italy 4.0%
Netherlands 3.5%
Sweden 2.7%
Korea (South) 2.4%
France 2.0%
Other 20.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.7	97.2
Short-Term Investments and Net Other Assets (Liabilities)	3.3	2.8
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Japan, Specialty Retail)	2.2	2.3
Unite Group PLC (United Kingdom, Real Estate Management & Development)	1.8	1.6
Azimut Holding SpA (Italy, Capital Markets)	1.8	1.5
CTS Eventim AG (Germany, Media)	1.7	1.5
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.7	1.7
OSG Corp. (Japan, Machinery)	1.7	1.4
Interpump Group SpA (Italy, Machinery)	1.6	1.4
SS&C Technologies Holdings, Inc. (United States of America, Software)	1.6	1.6
Seven Bank Ltd. (Japan, Banks)	1.6	1.4
Fagerhult AB (Sweden, Electrical Equipment)	1.5	1.5
	17.2
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	20.6	20.5
Financials	19.7	19.4
Consumer Discretionary	19.3	18.4
Information Technology	9.9	9.2
Consumer Staples	9.3	9.6
Materials	8.4	10.7
Health Care	7.1	6.4
Energy	2.4	3.0

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 1.8%
DuluxGroup Ltd.	735,764	$ 3,685,623
Imdex Ltd. (a)	1,779,471	478,783
RCG Corp. Ltd.	3,904,148	3,120,443
Sydney Airport unit	684,757	2,920,746
TFS Corp. Ltd.	1,973,026	2,591,848
TOTAL AUSTRALIA		12,797,443
Austria - 1.4%
Andritz AG	117,900	6,902,663
Zumtobel AG	122,581	3,353,005
TOTAL AUSTRIA		10,255,668
Belgium - 1.3%
Gimv NV	56,688	2,631,522
KBC Ancora (a)	174,438	6,543,945
TOTAL BELGIUM		9,175,467
Bermuda - 1.1%
Lazard Ltd. Class A	53,699	2,847,658
Petra Diamonds Ltd. (a)	1,320,709	3,167,574
Vostok Nafta Investment Ltd. SDR (a)	316,909	2,094,015
TOTAL BERMUDA		8,109,247
British Virgin Islands - 0.2%
Gem Diamonds Ltd.	722,996	1,545,863
Canada - 1.5%
Cara Operations Ltd. (a)	31,900	832,864
McCoy Global, Inc.	105,400	360,797
New Look Eyewear, Inc.	75,100	1,780,240
Pason Systems, Inc.	244,600	4,403,408
ShawCor Ltd. Class A	106,500	3,605,906
TOTAL CANADA		10,983,215
Cayman Islands - 0.7%
58.com, Inc. ADR (a)(d)	62,900	4,798,012
Common Stocks - continued
	Shares	Value
Denmark - 1.7%
Jyske Bank A/S (Reg.) (a)	132,127	$ 6,470,113
Spar Nord Bank A/S	521,369	5,633,723
TOTAL DENMARK		12,103,836
Finland - 0.4%
Tikkurila Oyj	142,846	2,942,085
France - 1.9%
Coface SA	187,000	2,330,832
Laurent-Perrier Group SA	31,163	2,924,579
Vetoquinol SA	56,184	2,230,707
Virbac SA	23,352	6,077,620
TOTAL FRANCE		13,563,738
Germany - 4.0%
alstria office REIT-AG	154,000	2,182,108
CompuGroup Medical AG	269,478	7,702,704
CTS Eventim AG (d)	362,280	12,345,909
Fielmann AG	96,874	6,580,301
TOTAL GERMANY		28,811,022
Greece - 0.4%
Titan Cement Co. SA (Reg.)	108,280	2,730,966
India - 0.4%
Jyothy Laboratories Ltd. (a)	768,645	3,005,747
Ireland - 1.5%
FBD Holdings PLC	240,328	2,584,342
James Hardie Industries PLC:
CDI	165,775	1,916,628
sponsored ADR	112,915	6,520,841
TOTAL IRELAND		11,021,811
Israel - 1.7%
Azrieli Group	90,005	3,883,062
Ituran Location & Control Ltd.	84,286	1,924,249
Sarine Technologies Ltd.	1,202,400	1,862,848
Strauss Group Ltd. (a)	229,344	4,082,532
TOTAL ISRAEL		11,752,691
Italy - 4.6%
Azimut Holding SpA	436,997	12,827,050
Banco di Desio e della Brianza SpA	108,480	382,969
Common Stocks - continued
	Shares	Value
Italy - continued
Beni Stabili SpA SIIQ	9,945,675	$ 8,200,939
Interpump Group SpA	697,943	11,737,118
TOTAL ITALY		33,148,076
Japan - 26.7%
Aozora Bank Ltd.	1,452,000	5,431,119
Artnature, Inc.	317,600	2,954,335
Asahi Co. Ltd.	268,000	2,367,316
Autobacs Seven Co. Ltd.	222,000	3,457,767
Azbil Corp.	218,800	5,763,648
Broadleaf Co. Ltd.	66,000	1,028,988
Coca-Cola Central Japan Co. Ltd.	274,100	5,122,130
Cosmos Pharmaceutical Corp.	14,300	1,925,254
Daiichikosho Co. Ltd.	94,400	3,044,565
Daikokutenbussan Co. Ltd.	168,700	7,081,734
GCA Savvian Group Corp.	167,100	1,784,755
Glory Ltd.	116,800	3,232,714
Goldcrest Co. Ltd.	313,130	6,154,323
Harmonic Drive Systems, Inc.	151,800	3,205,967
Iwatsuka Confectionary Co. Ltd.	63,300	3,795,980
Japan Digital Laboratory Co.	135,000	2,055,977
Kobayashi Pharmaceutical Co. Ltd.	67,500	4,729,653
Koshidaka Holdings Co. Ltd.	152,900	3,165,072
Lasertec Corp.	181,700	2,536,750
Medikit Co. Ltd.	73,200	2,281,796
Meiko Network Japan Co. Ltd.	112,600	1,392,024
Miraial Co. Ltd.	73,200	887,375
Nabtesco Corp.	185,800	5,110,248
Nagaileben Co. Ltd.	307,600	5,546,220
ND Software Co. Ltd.	70,982	831,491
Nihon M&A Center, Inc.	62,500	2,174,966
Nihon Parkerizing Co. Ltd.	648,000	7,366,993
Nippon Seiki Co. Ltd.	148,000	2,975,642
NS Tool Co. Ltd.	35,600	567,650
OBIC Co. Ltd.	189,800	7,939,450
OSG Corp.	575,500	11,965,726
Paramount Bed Holdings Co. Ltd.	74,200	2,010,463
San-Ai Oil Co. Ltd.	381,000	2,530,621
Seven Bank Ltd.	2,093,800	11,281,125
SHO-BOND Holdings Co. Ltd.	193,700	8,539,392
Shoei Co. Ltd.	194,100	3,130,389
SK Kaken Co. Ltd.	35,000	3,050,681
Common Stocks - continued
	Shares	Value
Japan - continued
Software Service, Inc.	62,900	$ 2,494,861
Techno Medica Co. Ltd.	79,400	1,625,073
TFP Consulting Group Co. Ltd.	46,700	1,393,206
The Monogatari Corp.	61,000	2,041,393
The Nippon Synthetic Chemical Industry Co. Ltd.	421,000	2,946,369
TKC Corp.	166,900	3,986,171
Tocalo Co. Ltd.	117,000	2,297,249
Tsutsumi Jewelry Co. Ltd.	81,000	1,924,784
USS Co. Ltd.	885,800	15,596,992
Workman Co. Ltd.	79,900	4,197,128
Yamato Kogyo Co. Ltd.	183,500	4,317,373
TOTAL JAPAN		191,240,898
Korea (South) - 2.8%
BGFretail Co. Ltd.	67,672	7,382,217
Coway Co. Ltd.	106,533	8,931,242
Leeno Industrial, Inc.	91,751	3,918,398
TOTAL KOREA (SOUTH)		20,231,857
Mexico - 0.6%
Consorcio ARA S.A.B. de CV (a)	9,674,378	4,117,696
Netherlands - 3.3%
Aalberts Industries NV	319,501	9,905,396
ASM International NV (depositary receipt)	53,400	2,579,754
Heijmans NV (Certificaten Van Aandelen)	223,092	2,982,079
VastNed Retail NV	164,729	8,043,961
TOTAL NETHERLANDS		23,511,190
Norway - 0.3%
Kongsberg Gruppen ASA	100,000	2,148,813
Philippines - 0.5%
Jollibee Food Corp.	796,090	3,550,867
South Africa - 1.6%
Alexander Forbes Group Holding (a)	2,593,721	2,147,580
Clicks Group Ltd.	853,287	6,547,994
Nampak Ltd.	795,900	2,853,432
TOTAL SOUTH AFRICA		11,549,006
Common Stocks - continued
	Shares	Value
Spain - 1.2%
Hispania Activos Inmobiliarios SA (a)	132,300	$ 1,885,307
Prosegur Compania de Seguridad SA (Reg.)	1,112,590	6,413,589
TOTAL SPAIN		8,298,896
Sweden - 2.8%
Fagerhult AB	577,812	10,367,313
Intrum Justitia AB	296,534	9,338,507
TOTAL SWEDEN		19,705,820
Taiwan - 0.4%
Addcn Technology Co. Ltd.	210,000	2,807,908
Turkey - 0.9%
Albaraka Turk Katilim Bankasi A/S	4,052,046	2,622,929
Coca-Cola Icecek Sanayi A/S	221,362	3,756,180
TOTAL TURKEY		6,379,109
United Kingdom - 21.4%
AA PLC	235,320	1,504,063
Babcock International Group PLC	164,700	2,540,650
Bellway PLC	292,072	8,879,635
Berendsen PLC	637,963	10,142,051
Britvic PLC	511,971	5,685,734
Dechra Pharmaceuticals PLC	367,050	5,734,985
Derwent London PLC	91,710	4,827,206
Elementis PLC	1,482,810	6,900,339
Great Portland Estates PLC	574,189	7,009,171
H&T Group PLC	264,353	775,206
Hilton Food Group PLC	218,188	1,437,948
Howden Joinery Group PLC	612,700	4,361,700
Informa PLC	1,001,781	8,531,734
InterContinental Hotel Group PLC ADR	116,931	4,982,430
ITE Group PLC	1,122,534	3,223,212
Johnson Matthey PLC	82,875	4,237,302
JUST EAT Ltd. (a)	313,000	2,194,903
Meggitt PLC	584,690	4,725,099
Rightmove PLC	68,200	3,301,523
Rotork PLC	92,500	3,337,902
Shaftesbury PLC	637,673	8,200,530
Spectris PLC	273,478	8,988,030
Spirax-Sarco Engineering PLC	235,821	12,206,818
Taylor Wimpey PLC	2,007,600	5,097,665
Ted Baker PLC	133,700	5,839,524
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Ultra Electronics Holdings PLC	218,058	$ 5,798,823
Unite Group PLC	1,424,823	13,035,245
TOTAL UNITED KINGDOM		153,499,428
United States of America - 8.4%
ANSYS, Inc. (a)	21,085	1,809,936
Autoliv, Inc.	48,200	5,722,304
Broadridge Financial Solutions, Inc.	48,905	2,636,958
China Biologic Products, Inc. (a)	30,380	2,905,543
Dril-Quip, Inc. (a)	38,695	3,084,765
Evercore Partners, Inc. Class A	56,600	2,730,384
Kennedy-Wilson Holdings, Inc.	257,629	6,384,047
Martin Marietta Materials, Inc.	19,720	2,813,058
Mohawk Industries, Inc. (a)	34,500	5,985,750
Oceaneering International, Inc.	47,702	2,628,857
PriceSmart, Inc.	83,899	6,750,514
ResMed, Inc.	43,300	2,768,602
Solera Holdings, Inc.	57,656	2,797,469
SS&C Technologies Holdings, Inc.	189,258	11,387,654
TOTAL UNITED STATES OF AMERICA		60,405,841
TOTAL COMMON STOCKS (Cost $529,613,258)		684,192,216
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.2%
Sartorius AG (non-vtg.) (Cost $6,020,447)	52,679	8,733,766
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	21,774,313	$ 21,774,313
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	7,573,050	7,573,050
TOTAL MONEY MARKET FUNDS (Cost $29,347,363)		29,347,363
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $564,981,068)		722,273,345
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(5,745,585)
NET ASSETS - 100%		$ 716,527,760
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,801
Fidelity Securities Lending Cash Central Fund	11,304
Total	$ 23,105
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 140,478,111	$ 39,023,836	$ 101,454,275	$ -
Consumer Staples	67,182,531	31,525,184	35,657,347	-
Energy	16,614,354	14,083,733	2,530,621	-
Financials	140,925,166	20,615,660	120,309,506	-
Health Care	50,943,831	5,674,145	45,269,686	-
Industrials	146,674,601	4,783,594	141,891,007	-
Information Technology	70,041,630	34,660,338	35,381,292	-
Materials	60,065,758	20,860,213	39,205,545	-
Money Market Funds	29,347,363	29,347,363	-	-
Total Investments in Securities:	$ 722,273,345	$ 200,574,066	$ 521,699,279	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 284,109,312
Level 2 to Level 1	$ 24,803,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,168,659) - See accompanying schedule: Unaffiliated issuers (cost $535,633,705)	$ 692,925,982
Fidelity Central Funds (cost $29,347,363)	29,347,363
Total Investments (cost $564,981,068)		$ 722,273,345
Cash		403
Receivable for investments sold		705,723
Receivable for fund shares sold		2,046,014
Dividends receivable		3,099,257
Distributions receivable from Fidelity Central Funds		3,684
Prepaid expenses		511
Other receivables		7,641
Total assets		728,136,578

Liabilities
Payable for investments purchased	$ 2,760,147
Payable for fund shares redeemed	498,949
Accrued management fee	536,930
Distribution and service plan fees payable	19,445
Other affiliated payables	158,612
Other payables and accrued expenses	61,685
Collateral on securities loaned, at value	7,573,050
Total liabilities		11,608,818

Net Assets		$ 716,527,760
Net Assets consist of:
Paid in capital		$ 826,093,322
Undistributed net investment income		1,599,439
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(268,485,696)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		157,320,695
Net Assets		$ 716,527,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,951,611 ÷ 1,800,939 shares)	$ 14.97

Maximum offering price per share (100/94.25 of $14.97)	$ 15.88
Class T: Net Asset Value and redemption price per share ($10,384,127 ÷ 699,021 shares)	$ 14.86

Maximum offering price per share (100/96.50 of $14.86)	$ 15.40
Class B: Net Asset Value and offering price per share ($693,196 ÷ 47,434 shares)A	$ 14.61

Class C: Net Asset Value and offering price per share ($11,050,541 ÷ 761,041 shares)A	$ 14.52

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($583,522,169 ÷ 38,634,638 shares)	$ 15.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,926,116 ÷ 5,558,259 shares)	$ 15.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 6,324,383
Income from Fidelity Central Funds		23,105
Income before foreign taxes withheld		6,347,488
Less foreign taxes withheld		(515,177)
Total income		5,832,311

Expenses
Management fee Basic fee	$ 2,790,821
Performance adjustment	282,031
Transfer agent fees	755,428
Distribution and service plan fees	101,942
Accounting and security lending fees	162,446
Custodian fees and expenses	71,755
Independent trustees' compensation	1,280
Registration fees	43,305
Audit	40,021
Legal	1,103
Miscellaneous	2,866
Total expenses before reductions	4,252,998
Expense reductions	(11,920)	4,241,078
Net investment income (loss)		1,591,233
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,808,918
Foreign currency transactions	(133,001)
Total net realized gain (loss)		20,675,917
Change in net unrealized appreciation (depreciation) on: Investment securities	43,455,593
Assets and liabilities in foreign currencies	74,408
Total change in net unrealized appreciation (depreciation)		43,530,001
Net gain (loss)		64,205,918
Net increase (decrease) in net assets resulting from operations		$ 65,797,151

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,591,233	$ 3,975,650
Net realized gain (loss)	20,675,917	27,466,423
Change in net unrealized appreciation (depreciation)	43,530,001	(28,661,157)
Net increase (decrease) in net assets resulting from operations	65,797,151	2,780,916
Distributions to shareholders from net investment income	(3,982,311)	(3,580,601)
Distributions to shareholders from net realized gain	(949,656)	(3,233,620)
Total distributions	(4,931,967)	(6,814,221)
Share transactions - net increase (decrease)	(2,603,053)	97,201,705
Redemption fees	54,477	84,800
Total increase (decrease) in net assets	58,316,608	93,253,200

Net Assets
Beginning of period	658,211,152	564,957,952
End of period (including undistributed net investment income of $1,599,439 and undistributed net investment income of $3,990,517, respectively)	$ 716,527,760	$ 658,211,152

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.65	$ 13.68	$ 10.78	$ 9.75	$ 9.82	$ 8.07
Income from Investment Operations
Net investment income (loss) E	.01	.05	.07	.08	.15H	.06
Net realized and unrealized gain (loss)	1.38	.05	2.91	1.07	(.07)	1.85
Total from investment operations	1.39	.10	2.98	1.15	.08	1.91
Distributions from net investment income	(.05)	(.06)	(.08)	(.11)	(.11)	(.07)
Distributions from net realized gain	(.02)	(.08)	(.01)	(.01)	(.04)	(.09)
Total distributions	(.07)	(.13)L	(.08)K	(.12)	(.15)	(.16)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.97	$ 13.65	$ 13.68	$ 10.78	$ 9.75	$ 9.82
Total ReturnB, C, D	10.24%	.78%	27.85%	12.00%	.81%	24.05%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57%A	1.63%	1.70%	1.75%	1.34%	1.16%
Expenses net of fee waivers, if any	1.57%A	1.63%	1.65%	1.65%	1.33%	1.16%
Expenses net of all reductions	1.57%A	1.63%	1.64%	1.64%	1.32%	1.15%
Net investment income (loss)	.21%A	.33%	.59%	.85%	1.44%H	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$26,952	$ 25,041	$ 22,052	$ 18,194	$ 18,686	$ 20,228
Portfolio turnover rateG	17% A	18%	31%	28%	24%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.08 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.005 per share. LTotal distributions of $.13 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.53	$ 13.56	$ 10.69	$ 9.66	$ 9.72	$ 8.00
Income from Investment Operations
Net investment income (loss) E	-J	.01	.04	.06	.12H	.04
Net realized and unrealized gain (loss)	1.36	.06	2.89	1.06	(.06)	1.83
Total from investment operations	1.36	.07	2.93	1.12	.06	1.87
Distributions from net investment income	(.01)	(.02)	(.05)	(.08)	(.08)	(.06)
Distributions from net realized gain	(.02)	(.08)	(.01)	(.01)	(.04)	(.09)
Total distributions	(.03)	(.10)	(.06)	(.09)	(.12)	(.15)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.86	$ 13.53	$ 13.56	$ 10.69	$ 9.66	$ 9.72
Total ReturnB, C, D	10.05%	.55%	27.53%	11.72%	.60%	23.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83%A	1.89%	1.96%	2.02%	1.60%	1.43%
Expenses net of fee waivers, if any	1.83%A	1.89%	1.90%	1.90%	1.60%	1.43%
Expenses net of all reductions	1.83%A	1.89%	1.89%	1.89%	1.59%	1.41%
Net investment income (loss)	(.06)%A	.07%	.34%	.60%	1.17%H	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,384	$ 9,913	$ 9,634	$ 8,169	$ 8,701	$ 11,202
Portfolio turnover rateG	17% A	18%	31%	28%	24%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .54%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 13.31	$ 10.50	$ 9.48	$ 9.54	$ 7.87
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.02)	.01	.07H	-J
Net realized and unrealized gain (loss)	1.34	.06	2.84	1.05	(.06)	1.79
Total from investment operations	1.30	-	2.82	1.06	.01	1.79
Distributions from net investment income	-	-	-J	(.03)	(.06)	(.03)
Distributions from net realized gain	-	-	(.01)	(.01)	(.02)	(.09)
Total distributions	-	-	(.01)	(.04)	(.07)K	(.12)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.61	$ 13.31	$ 13.31	$ 10.50	$ 9.48	$ 9.54
Total ReturnB, C, D	9.77%	-%	26.86%	11.21%	.10%	23.03%
Ratios to Average Net Assets F, I
Expenses before reductions	2.33%A	2.38%	2.46%	2.50%	2.09%	1.91%
Expenses net of fee waivers, if any	2.33%A	2.38%	2.40%	2.40%	2.09%	1.91%
Expenses net of all reductions	2.32%A	2.38%	2.39%	2.39%	2.07%	1.90%
Net investment income (loss)	(.55)%A	(.43)%	(.16)%	.10%	.68%H	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 693	$ 744	$ 1,410	$ 1,966	$ 2,293	$ 2,902
Portfolio turnover rateG	17% A	18%	31%	28%	24%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 13.28	$ 10.48	$ 9.47	$ 9.53	$ 7.86
Income from Investment Operations
Net investment income (loss)E	(.04)	(.06)	(.02)	.01	.07H	-J
Net realized and unrealized gain (loss)	1.33	.06	2.84	1.04	(.06)	1.79
Total from investment operations	1.29	-	2.82	1.05	.01	1.79
Distributions from net investment income	-	-	(.01)	(.03)	(.06)	(.03)
Distributions from net realized gain	-	(.05)	(.01)	(.01)	(.02)	(.09)
Total distributions	-	(.05)	(.02)	(.04)	(.07)K	(.12)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 14.52	$ 13.23	$ 13.28	$ 10.48	$ 9.47	$ 9.53
Total ReturnB, C, D	9.75%	.03%	26.91%	11.13%	.10%	23.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.32%A	2.38%	2.45%	2.50%	2.09%	1.91%
Expenses net of fee waivers, if any	2.32%A	2.38%	2.40%	2.40%	2.09%	1.91%
Expenses net of all reductions	2.32%A	2.38%	2.39%	2.39%	2.07%	1.90%
Net investment income (loss)	(.54)%A	(.42)%	(.16)%	.10%	.68%H	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,051	$ 8,438	$ 8,070	$ 6,608	$ 6,900	$ 8,936
Portfolio turnover rateG	17% A	18%	31%	28%	24%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.80	$ 13.82	$ 10.88	$ 9.85	$ 9.92	$ 8.14
Income from Investment Operations
Net investment income (loss)D	.04	.09	.10	.11	.17G	.09
Net realized and unrealized gain (loss)	1.37	.06	2.95	1.07	(.06)	1.87
Total from investment operations	1.41	.15	3.05	1.18	.11	1.96
Distributions from net investment income	(.09)	(.09)	(.10)	(.14)	(.14)	(.09)
Distributions from net realized gain	(.02)	(.08)	(.01)	(.01)	(.04)	(.09)
Total distributions	(.11)	(.17)	(.11)	(.15)	(.18)	(.18)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 15.10	$ 13.80	$ 13.82	$ 10.88	$ 9.85	$ 9.92
Total ReturnB, C	10.31%	1.11%	28.24%	12.21%	1.10%	24.43%
Ratios to Average Net Assets E, H
Expenses before reductions	1.26%A	1.30%	1.39%	1.47%	1.08%	.91%
Expenses net of fee waivers, if any	1.26%A	1.30%	1.39%	1.40%	1.08%	.91%
Expenses net of all reductions	1.26%A	1.30%	1.38%	1.39%	1.06%	.89%
Net investment income (loss)	.52%A	.65%	.85%	1.10%	1.69%G	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$583,522	$ 584,253	$ 518,121	$ 334,918	$ 328,262	$ 398,331
Portfolio turnover rateF	17% A	18%	31%	28%	24%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.81	$ 13.83	$ 10.90	$ 9.86	$ 9.93	$ 8.14
Income from Investment Operations
Net investment income (loss)D	.04	.08	.11	.11	.18G	.09
Net realized and unrealized gain (loss)	1.38	.07	2.93	1.08	(.06)	1.86
Total from investment operations	1.42	.15	3.04	1.19	.12	1.95
Distributions from net investment income	(.11)	(.09)	(.10)	(.14)	(.15)	(.07)
Distributions from net realized gain	(.02)	(.08)	(.01)	(.01)	(.04)	(.09)
Total distributions	(.13)	(.17)	(.11)	(.15)	(.19)	(.16)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 15.10	$ 13.81	$ 13.83	$ 10.90	$ 9.86	$ 9.93
Total ReturnB, C	10.36%	1.11%	28.11%	12.32%	1.13%	24.33%
Ratios to Average Net Assets E, H
Expenses before reductions	1.22%A	1.36%	1.38%	1.44%	1.03%	.90%
Expenses net of fee waivers, if any	1.22%A	1.36%	1.37%	1.40%	1.03%	.90%
Expenses net of all reductions	1.22%A	1.36%	1.37%	1.39%	1.02%	.88%
Net investment income (loss)	.55%A	.60%	.87%	1.10%	1.74%G	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$83,926	$ 29,822	$ 5,670	$ 4,591	$ 1,395	$ 2,418
Portfolio turnover rateF	17% A	18%	31%	28%	24%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap Opportunities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 177,137,274
Gross unrealized depreciation	(24,246,066)
Net unrealized appreciation (depreciation) on securities	$ 152,891,208

Tax cost	$ 569,382,137

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (284,273,262)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $54,722,372 and $65,319,886, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to its benchmark index, the MSCI EAFE Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .93% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 30,922	$ 973
Class T	.25%	.25%	24,256	265
Class B	.75%	.25%	3,484	2,627
Class C	.75%	.25%	43,280	5,695
			$ 101,942	$ 9,560

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,312
Class T	1,244
Class B*	43
Class C*	2,160
$ 10,759

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 35,457.29
Class T	14,581.30
Class B	1,024.29
Class C	12,577.29
International Small Cap Opportunities	634,263.23
Institutional Class	57,526.19
	$ 755,428

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $139 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $510 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers

Semiannual Report

7. Security Lending - continued

and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11,304, including $739 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,530 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Small Cap Opportunities expenses during the period in the amount of $390.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 91,925	$ 88,584
Class T	4,261	17,038
International Small Cap Opportunities	3,599,410	3,435,414
Institutional Class	286,715	39,565
Total	$ 3,982,311	$ 3,580,601
From net realized gain
Class A	$ 38,609	$ 127,238
Class T	14,913	56,084
Class C	-	33,933
International Small Cap Opportunities	839,863	2,982,391
Institutional Class	56,271	33,974
Total	$ 949,656	$ 3,233,620

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	296,540	589,478	$ 4,175,572	$ 8,266,636
Reinvestment of distributions	9,185	14,226	124,545	191,200
Shares redeemed	(339,024)	(381,134)	(4,653,491)	(5,353,937)
Net increase (decrease)	(33,299)	222,570	$ (353,374)	$ 3,103,899
Class T
Shares sold	56,447	159,216	$ 810,926	$ 2,266,530
Reinvestment of distributions	1,404	5,309	18,926	70,882
Shares redeemed	(91,744)	(142,062)	(1,266,142)	(1,989,964)
Net increase (decrease)	(33,893)	22,463	$ (436,290)	$ 347,448
Class B
Shares sold	5,597	1,461	$ 74,264	$ 20,212
Shares redeemed	(14,082)	(51,497)	(190,285)	(706,187)
Net increase (decrease)	(8,485)	(50,036)	$ (116,021)	$ (685,975)
Class C
Shares sold	207,711	200,445	$ 2,874,998	$ 2,745,030
Reinvestment of distributions	-	2,336	-	30,621
Shares redeemed	(84,605)	(172,604)	(1,124,774)	(2,374,401)
Net increase (decrease)	123,106	30,177	$ 1,750,224	$ 401,250
International Small Cap Opportunities
Shares sold	3,587,994	13,421,171	$ 51,217,952	$ 191,269,160
Reinvestment of distributions	239,997	360,554	3,280,752	4,881,895
Shares redeemed	(7,541,433)	(8,930,544)	(104,724,934)	(127,222,877)
Net increase (decrease)	(3,713,442)	4,851,181	$ (50,226,230)	$ 68,928,178
Institutional Class
Shares sold	3,812,188	2,469,158	$ 52,569,472	$ 34,766,175
Reinvestment of distributions	23,468	4,980	320,812	67,530
Shares redeemed	(437,357)	(724,026)	(6,111,646)	(9,726,800)
Net increase (decrease)	3,398,299	1,750,112	$ 46,778,638	$ 25,106,905

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Investment Management
(U.K.) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ILS-USAN-0615
1.815077.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2015